AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 18, 2007

                                                      REGISTRATION NO. 333-53836
                                                               AND NO. 811-10213

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER     |_|
                           THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.     |_|

                       POST-EFFECTIVE AMENDMENT NO. 10   |X|

                                       AND

                        REGISTRATION STATEMENT UNDER     |_|
                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 11  |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2007 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

              |_| on    , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

     |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

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                               ADVANTAGE STRATEGY
              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                                    ISSUED BY
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
                                       AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

   This prospectus describes the Advantage Strategy individual flexible premium deferred annuity Contract, fixed and variable accounts (Contract) offered by Jefferson National Life Insurance Company (We, Us, Our). This Contract provides for the accumulation of Contract Values and subsequent Annuity Payments on a fixed basis, a variable basis or a combination of both.

   The Contract has a variety of Investment Options, which include a Fixed Account and several Sub-accounts that invest in the Investment Portfolios listed below. You can put your money in the Fixed Account and/or the Sub-accounts. Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money. The Fixed Account offers interest rates which are guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law. In certain states, your Contract may not contain a Fixed Account option.

A I M VARIABLE INSURANCE FUNDS
MANAGED BY A I M ADVISORS, INC.
   o AIM V.I. Basic Value - Series II shares
   o AIM V.I. Core Equity - Series I shares
   o AIM V.I. Financial Services - Series I shares
   o AIM V.I. Global Health Care - Series I shares
   o AIM V.I. Global Real Estate Fund - Series I shares
   o AIM V.I. High Yield - Series I shares
   o AIM V.I. Mid Cap Core Equity - Series II shares
   o AIM V.I. Technology - Series I shares

  THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.
   o Alger American Growth - Class O
   o Alger American Leveraged AllCap - Class O
   o Alger American MidCap Growth P - Class O
   o Alger American Small Capitalization - Class O

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
   MANAGED BY ALLIANCEBERNSTEIN L.P.
   o  AllianceBernstein Growth and Income

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
   o  American Century VP Balanced (Class I)
   o American Century VP Income & Growth (Class I)
   o American Century VP Inflation Protection (Class II)
   o American Century VP Large Company Value (Class I)
   o American Century VP Ultra (Class I)
   o American Century VP Value (Class I)
   o American Century VP Vista (Class I)

MANAGED BY AMERICAN CENTURY GLOBAL INVESTMENT MANAGEMENT, INC.
   o American Century VP International (Class I)

THE DIREXION INSURANCE TRUST
MANAGED BY RAFFERTY ASSET MANAGEMENT, LLC
   o DireXion Dynamic VP HY Bond

THE DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)
MANAGED BY THE DREYFUS CORPORATION
   o DREYFUS IP - SMALL CAP STOCK INDEX

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES) MANAGED BY THE DREYFUS CORPORATION
DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES.
DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION
   o Dreyfus VIF--International Value (Initial Shares)

  FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
   o Federated Capital Income II
   o Federated High Income Bond II (Primary Shares)

MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.
   o Federated International Equity II

MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA
   o Federated Kaufmann II (Service Shares)
   o Federated Market Opportunity II (Service Shares)

JANUS ASPEN SERIES
MANAGED BY JANUS CAPITAL MANAGEMENT LLC
   o Janus Aspen Balanced (Institutional Shares)
   o Janus Aspen Forty (Institutional Shares)
   o Janus Aspen Global Life Sciences Institutional Shares)
   o Janus Aspen Growth and Income (Institutional Shares)
   o Janus Aspen International Growth (Institutional Shares)
   o Janus Aspen Large Cap Growth (Institutional Shares)
   o Janus Aspen Mid Cap Growth (Institutional Shares)
   o Janus Aspen Mid Cap Value Institutional Shares)
   o Janus Aspen Small Company Value (Service Shares)
   o Janus Aspen Worldwide Growth (Institutional Shares)

LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT LLC
   o Lazard Retirement Emerging Markets

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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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   o Lazard Retirement International Equity
   o Lazard Retirement Small Cap
   o Lazard Retirement US Strategic Equity

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
SUBADVISED BY CLEARBRIDGE ADVISORS, LLC
   o Legg Mason Partners Variable Aggressive Growth
   o Legg Mason Partners Variable Capital and Income (Formerly Legg Mason Partners Variable Total Return Portfolio)
   o Legg Mason Partners Variable Fundamental Value (Formerly Legg Mason Partners Variable All Cap)
   o Legg Mason Partners Variable Large Cap Growth

LEGG MASON PARTNERS VARIABLE INCOME TRUST
SUBADVISED BY WEST ASSET MANAGEMENT COMPANY
   o Legg Mason Partners Variable Global High Yield Bond
   o Legg Mason Partners Variable Government Portfolio
   o Legg Mason Partners Variable Strategic Bond

LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO. LLC
   o Lord Abbett Series Fund, Inc. - America's Value
   o Lord Abbett Series Fund, Inc. - Growth and Income

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("NEUBERGER BERMAN AMT")
MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.
   o Lehman Brothers High Income Bond (Formerly High Income Bond Portfolio, a series of Neuberger Berman AMT)
   o Lehman Brothers Short Duration Bond (Formerly Limited Maturity Bond Portfolio)
   o Neuberger Berman AMT Fasciano (Class S)
   o Neuberger Berman AMT Mid-Cap Growth
   o Neuberger Berman AMT Partners
   o Neuberger Berman AMT Regency
   o Neuberger Berman AMT Socially Responsive

NORTHERN LIGHTS VARIABLE TRUST
MANAGED BY JNF ADVISORS, INC.
   o JNF Chicago Equity Partners Balanced
   o JNF Chicago Equity Partners Equity

PIMCO VARIABLE INSURANCE TRUST
MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   o PIMCO VIT All Asset (Administrative Class)
   o PIMCO VIT CommodityRealReturn(TM) Strategy (Administrative Class)
   o PIMCO VIT Emerging Markets Bond (Administrative Class)
   o PIMCO VIT Foreign Bond  (U.S. Dollar-Hedged) (Administrative Class)
   o PIMCO VIT Global Bond (Unhedged) (Administrative Class)
   o PIMCO VIT High Yield (Administrative Class)
   o PIMCO VIT Long-Term U.S. Government (Administrative Class)
   o PIMCO VIT Low Duration (Administrative Class)
   o PIMCO VIT Money Market (Administrative Class)
   o PIMCO VIT RealEstateRealReturn Strategy (Administrative Class)
   o PIMCO VIT Real Return (Administrative Class)
   o PIMCO VIT Short-Term (Administrative Class)
   o PIMCO VIT StockPLUS(R) Total Return (Administrative Class)
   o PIMCO VIT Total Return  (Administrative Class)

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.
   o Pioneer Core Bond VCT
   o Pioneer Cullen Value VCT
   o Pioneer Emerging Markets VCT
   o Pioneer Equity Income VCT
   o Pioneer Fund VCT
   o Pioneer Global High Yield VCT
   o Pioneer High Yield VCT
   o Pioneer International Value VCT
   o Pioneer Mid Cap Value VCT
   o Pioneer Small Cap Value VCT
   o Pioneer Strategic Income VCT

ROYCE CAPITAL FUND
MANAGED BY ROYCE & ASSOCIATES, LLC
   o Royce Micro-Cap
   o Royce Small-Cap

RYDEX VARIABLE TRUST
MANAGED BY RYDEX INVESTMENTS
   o Rydex Absolute Return Strategies
   o Rydex Banking
   o Rydex Basic Materials
   o Rydex Biotechnology
   o Rydex Commodities Strategy
   o Rydex Consumer Products
   o Rydex Dynamic Dow
   o Rydex Dynamic OTC
   o Rydex Dynamic Russell 2000
   o Rydex Dynamic S&P 500
   o Rydex Dynamic Strengthening Dollar
   o Rydex Dynamic Weakening Dollar
   o Rydex Electronics
   o Rydex Energy
   o Rydex Energy Services
   o Rydex Essential Portfolio Aggressive
   o Rydex Essential Portfolio Conservative
   o Rydex Essential Portfolio Moderate
   o Rydex Europe Advantage
   o Rydex Financial Services
   o Rydex Government Long Bond Advantage
   o Rydex Health Care
   o Rydex Hedged Equity
   o Rydex Internet
   o Rydex Inverse Dynamic Dow
   o Rydex Inverse Government Long Bond
   o Rydex Inverse Mid-Cap

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   o Rydex Inverse OTC
   o Rydex Inverse Russell 2000
   o Rydex Inverse S&P 500
   o Rydex Japan Advantage
   o Rydex Large-Cap Growth
   o Rydex Large-Cap Value
   o Rydex Leisure
   o Rydex Mid Cap Advantage
   o Rydex Mid-Cap Growth
   o Rydex Mid-Cap Value
   o Rydex Multi-Cap Core Equity
   o Rydex Nova
   o Rydex OTC
   o Rydex Precious Metals
   o Rydex Real Estate
   o Rydex Retailing
   o Rydex Russell 2000 Advantage
   o Rydex Sector Rotation
   o Rydex Small-Cap Growth
   o Rydex Small-Cap Value
   o Rydex Technology
   o Rydex Telecommunications
   o Rydex Transportation
   o Rydex U.S. Government Money Market
   o Rydex Utilities
   o CLS AdvisorOne Amerigo
   o CLS AdvisorOne Clermont

SELIGMAN PORTFOLIOS, INC.
MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED
   o Seligman Communications and Information
   o Seligman Global Technology

THIRD AVENUE VARIABLE SERIES TRUST
MANAGED BY THIRD AVENUE MANAGEMENT LLC.
   o Third Avenue Value

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION
   o Van Eck Worldwide Absolute Return
   o Van Eck Worldwide Bond
   o Van Eck Worldwide Emerging Markets
   o Van Eck Worldwide Hard Assets
   o Van Eck Worldwide Real Estate

WELLS FARGO ADVANTAGE FUNDS
MANAGED BY WELLS FARGO FUNDS MANAGEMENT, LLC
   o Wells Fargo Advantage VT Discovery
   o Wells Fargo Advantage VT Opportunity

   Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

   To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2007. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:

   o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

   o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

  THE CONTRACTS:
   o ARE NOT BANK DEPOSITS
   o ARE NOT FEDERALLY INSURED
   o ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   o ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

  May 1, 2007

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TABLE OF CONTENTS                                                           PAGE

DEFINITIONS OF SPECIAL TERMS.................................................6
HIGHLIGHTS...................................................................8
FEE TABLE....................................................................9
   Total Invesment Portfolio Operating Expenses..............................10
   Examples of Fees and Expenses.............................................10
CONDENSED FINANCIAL INFORMATION..............................................12
THE COMPANY..................................................................13
THE ADVANTAGE STRATEGY ANNUITY CONTRACT......................................13
   Free Look.................................................................13
   Ownership.................................................................13
   Beneficiary...............................................................13
   Assignment................................................................13
   Requesting Transactions or Obtaining Information About Your Contract......13
PURCHASE.....................................................................14
   Purchase Payments.........................................................14
   Allocation of Purchase Payments...........................................14
INVESTMENT OPTIONS...........................................................14
   Investment Portfolios.....................................................14
   The Fixed Account.........................................................15
   The General Account.......................................................16
   Voting Rights.............................................................16
   Substitution..............................................................16
   Transfers.................................................................16
   Excessive Trading Limits..................................................16
   Dollar Cost Averaging Program.............................................18
   Rebalancing Program.......................................................18
   Asset Allocation Program..................................................18
   Interest Sweep Program....................................................18
EXPENSES.....................................................................18
   Insurance Charges.........................................................18
   Contract Maintenance Charge...............................................19
   Contingent Deferred Sales Charge..........................................19
   Waiver of Contingent Deferred Sales Charge................................19
   Reduction or Elimination of the Contingent Deferred Sales Charge..........20
   Investment Portfolio Operating Expenses...................................20
   Transfer Fee..............................................................20
   Earnings Protection Benefit Rider.........................................20
   Guaranteed Minimum Withdrawal Benefit.....................................20
   Premium Taxes.............................................................20
   Income Taxes..............................................................20
CONTRACT VALUE...............................................................20
   Accumulation Units........................................................21
ACCESS TO YOUR MONEY.........................................................21
   Systematic Withdrawal Program.............................................21
   Optional Guaranteed Minimum Withdrawal Benefit............................21
   Suspension of Payments or Transfers.......................................22

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DEATH BENEFIT................................................................22
   Upon Your Death During the Accumulation Period............................22
   Standard Death Benefit Amount During the Accumulation Period..............22
   Optional Guaranteed Minimum Death Benefits................................23
   Optional Earnings Protection Benefit......................................23
   Payment of the Death Benefit During the Accumulation Period...............24
   Death of Contract Owner During the Annuity Period.........................24
   Death of Annuitant........................................................24
ANNUITY PAYMENTS (THE ANNUITY PERIOD)........................................24
   Annuity Payment Amount....................................................25
   Optional Guaranteed Minimum Income Benefit................................25
   Annuity Options...........................................................25
TAXES........................................................................26
Annuity Contracts in General.................................................26
Tax Status of the Contracts..................................................26
Taxation of Non-Qualified Contracts..........................................27
Taxation of Qualified Contracts..............................................27
Possible Tax Law Changes.....................................................27
OTHER INFORMATION............................................................27
   Legal Proceedings.........................................................27
   The Separate Account......................................................28
   Distributor...............................................................28
   Financial Statements......................................................28
   Independent Registered Public Accounting Firm.............................28
APPENDIX A--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS.................29
APPENDIX B--EARNINGS PROTECTION BENEFIT RIDER EXAMPLES.......................42
APPENDIX C--GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES...................44
APPENDIX D--ACCUMULATION UNIT VALUES.........................................45
PRIVACY POLICY...............................................................67
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.................68




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DEFINITIONS OF SPECIAL TERMS

   Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

   ACCUMULATION PERIOD: The period during which you invest money in your Contract.

   ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

   ADJUSTED PARTIAL WITHDRAWAL: Adjusted Partial Withdrawal means the amount of the partial withdrawal (including the applicable Contingent Deferred Sales Charges and premium taxes); multiplied by the Death Benefit Amount just before the partial withdrawal; and divided by the Contract Value just before the partial withdrawal.

   ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of both Annuitants are used to determine Annuity Payments.

   ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract.

   ANNUITY OPTION(S): Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

   ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

   ANNUITY PERIOD: The period during which We make income payments to you.

   ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Annuity Period.

   BENEFICIARY: The person designated to receive any benefits under the Contract if you or, under certain circumstances, the Annuitant dies.

   BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Purchase - Allocation of Purchase Payments".

   COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

   CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

   CONTRACT: The Advantage Strategy individual flexible premium deferred annuity Contract, which provides fixed and variable Investment Options offered by the Company.

   CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

   CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the Sub-accounts of the Separate Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

   DEATH BENEFIT AMOUNT: The Death Benefit Amount is amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision, any optional Guaranteed Minimum Death Benefit Rider, and the optional Earnings Protection Benefit.

   FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

   FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract without incurring a Contingent Deferred Sales Charge. This period of time is generally 10 days from receipt, but certain states require a longer period.

   INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Separate Account Annual Expenses, the optional Guaranteed Minimum Death Benefit, and Guaranteed Minimum Income Benefit. These charges are included in our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

   INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide asset allocation and investment advisory services.

   INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the Sub-accounts you select. You initially establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

   INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account and the Fixed Account.

   INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

   JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners must be spouses (except in those states where this restriction is not allowed).

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   NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. In general, these Contracts are not issued in conjunction with any pension plan, specially sponsored program or individual retirement account ("IRA").

   OWNER: You, the purchaser of the Contract are the Owner.

   PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

   QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

   REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the National Association of Securities Dealers, Inc. ("NASD") to sell variable products and is sponsored by an NASD member broker/dealer that is party to a selling group agreement with the Company.

   SEPARATE ACCOUNT: Jefferson National Life Annuity Account I of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

   SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

   TAX DEFERRAL: Benefit provided by the Contract under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

   WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.


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HIGHLIGHTS

   The variable annuity Contract that We are offering is a contract between you (the Owner) and Us (the Company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account I (Separate Account) and the Fixed Account. The Fixed Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

   The Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Standard Death Benefit During the Accumulation Period."

   The Contract also offers a choice of two Guaranteed Minimum Death Benefit options. These benefits are guaranteed by Us. There is an additional charge for these options. These options may not be available in your state. This benefit is described in detail under the heading "Optional Death Benefits."

   We offer, for an additional charge, a Guaranteed Minimum Income Benefit option. If you elect the Guaranteed Minimum Income Benefit option, you must also elect one of the Guaranteed Minimum Death Benefit options. If you elect this option, We guarantee that a minimum dollar amount will be applied to your Annuity Option, irrespective of your Contract Value, on your Annuity Date. This optional benefit may not be available in your state. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Income Benefit."

   We also offer, for an additional charge, an Earnings Protection Benefit ("EPB") option. The EPB option is designed to help your Beneficiary defray federal and state taxes that may apply to the death benefit paid from the Contract. The EPB option is not available for Qualified Contracts and may not be available in your state. This benefit is described in more detail under the heading "Earnings Protection Benefit."

   The Contract offers, for an additional charge, a Guaranteed Minimum Withdrawal Benefit. Subject to certain limitations, this benefit allows you to make withdrawals from your Contract irrespective of your Contract Value. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Withdrawal Benefit."

   All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Contingent Deferred Sales Charge (CDSC) of up to 7% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

   You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

   FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract without assessing a Contingent Deferred Sales Charge. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

   TAX PENALTY. In general, your earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. Therefore, the part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, the full Annuity Payment is taxable.

   INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:
   Jefferson National Life Insurance Company
   P.O. Box 36840
   Louisville, Kentucky 40233
   (866) 667-0561

--------------------------------------------------------------------------------
FEE TABLE

   The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

CONTINGENT DEFERRED SALES CHARGE (as a percentage of
Purchase Payments withdrawn)(1)...........................  7%
TRANSFER FEE(2) ..........................................  You may make a transfer once every 30 days without charge. If you transfer more often, We may charge a fee of $25 per transfer.

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

                                                                                     CURRENT CHARGE             MAXIMUM CHARGE
 CONTRACT MAINTENANCE CHARGE(3) .............................................. $30 per Contract per year  $60 per Contract per year
 SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a percentage of average Separate Account Contract Value)
 Mortality and Expense Risk and Administrative Charges .......................           1.40%                      1.65%
 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
 (without optional riders) ...................................................           1.40%                      1.65%
 OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER
 (as a percentage of average Separate Account Contract Value)
 2 YEAR WAITING PERIOD .......................................................           0.50%                      0.75%
 5 YEAR WAITING PERIOD .......................................................           0.35%                      0.50%
 OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT (GMDB) OPTION 1 RIDER
 (as a percentage of average Separate Account Contract Value) ................           0.35%                      0.50%
 OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT (GMDB) OPTION 2 RIDER
 (as a percentage of average Separate Account Contract Value) ................           0.45%                      0.65%
 OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT (GMDB) OPTION 1 AND OPTIONAL
 GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDERS
 (as a percentage of average Separate Account Contract Value)(4) .............           0.65%                      1.00%
 OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT (GMDB) OPTION 2 AND OPTIONAL
 GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDERS
 (as a percentage of average account value)(4) ...............................           0.75%                      1.15%
 OPTIONAL EARNINGS PROTECTION BENEFIT (EPB) RIDER
          BASE BENEFIT
          (as a percentage of Contract Value as of each Contract Anniversary)            0.25%                      0.25%
          OPTIONAL BENEFIT
          (as a percentage of Contract Value as of the Contract Anniversary
          for each 1% of optional coverage elected) ..........................           0.01%                      0.02%
 MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
 (assuming Guaranteed Minimum Withdrawal Benefit (With 2 Year Waiting
 Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum
 Income Benefit and only the Base Benefit under the Earnings Protection
 Benefit rider) ..............................................................           2.90%                      3.80%

--------------------------------------------------------------------------------
The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                                                                      MINIMUM         MAXIMUM
TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including management fees,            Gross: 0.27%    Gross: 11.49%
distribution and/or service (12b-1) fees, and other expenses)(5)................................     Net: 0.27%       Net: 5.12%

(1) The Contingent Deferred Sales Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

NUMBER OF CONTRACT YEARS FROM                               CONTINGENT DEFERRED
RECEIPT OF PURCHASE PAYMENT                                SALES CHARGE PERCENT
0-1 .......................................................         7%
2 .........................................................         7%
3 .........................................................         6%
4 .........................................................         5%
5 .........................................................         4%
6 .........................................................         3%
7 .........................................................         2%
8 and more ................................................         0%

Subject to any applicable limitations, each Contract year, you can take money out of your Contract without a Contingent Deferred Sales Charge. The amount of money you can withdraw without a Contingent Deferred Sales Charge is the greater of: (i) 10% of the value of your Contract (on a non-cumulative basis)(excluding payments made by Us to Your Investment Advisor); (ii) the IRS minimum distribution requirement for your Contract if issued in connection with certain Individual Retirement Annuities or Qualified Plans; or (iii) the total of your Purchase Payments that have been in the Contract more than 7 complete Contract years.

(2) Transfers made for the Dollar Cost Averaging Program, Interest Sweep Program or Rebalancing Program do not count toward the one transfer per 30 day limit. All reallocations made on the same day involving the same Investment Portfolio count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk".

(3) Jefferson National will not charge the Contract Maintenance Charge if the value of your Contract is $50,000 or more. We reserve the right to reduce or waive the fee.

(4) You can purchase the Guaranteed Minimum Income Benefit rider only if you purchase either Guaranteed Minimum Death Benefit Option 1 rider or Guaranteed Minimum Death Benefit Option 2 rider.

(5) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least May 1, 2008. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, Contract fees, Separate Account Annual Expenses, and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your Contract has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

       ASSUMING MAXIMUM INVESTMENT                                     1 YEAR         3 YEARS         5 YEARS          10 YEARS
       PORTFOLIO OPERATING EXPENSES ..............................    $2,010.12      $4,326.63       $6,144.25        $9,421.70

       ASSUMING MINIMUM INVESTMENT                                     1 YEAR         3 YEARS         5 YEARS          10 YEARS
       PORTFOLIO OPERATING EXPENSES ..............................     $880.26       $1,310.33       $1,678.85        $2,820.66

(2) If you annuitize at the end of the applicable time period and have not purchased any riders (except under certain circumstances):

       ASSUMING MAXIMUM INVESTMENT                                     1 YEAR         3 YEARS         5 YEARS          10 YEARS
       PORTFOLIO OPERATING EXPENSES ..............................    $2,010.12      $4,326.63       $5,769.57         9,421.70

       ASSUMING MINIMUM INVESTMENT                                     1 YEAR         3 YEARS         5 YEARS          10 YEARS
       PORTFOLIO OPERATING EXPENSES ..............................     $880.26       $1,310.33       $1,324.07        $2,820.66

(3) If you do not surrender your Contract and have not purchased any riders:

       ASSUMING MAXIMUM INVESTMENT                                     1 YEAR         3 YEARS         5 YEARS          10 YEARS
       PORTFOLIO OPERATING EXPENSES ..............................    $1,374.00      $3,772.23       $5,769.57        $9,421.70

       ASSUMING MINIMUM INVESTMENT                                     1 YEAR         3 YEARS         5 YEARS          10 YEARS
       PORTFOLIO OPERATING EXPENSES ..............................     $252.00        $774.90        $1,324.07        $2,820.66

(4) If you surrender your Contract at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.80%:

       ASSUMING MAXIMUM INVESTMENT                                     1 YEAR         3 YEARS         5 YEARS          10 YEARS
       PORTFOLIO OPERATING EXPENSES ..............................    $2,226.62      $4,824.26       $6,770.51        $9,984.98

       ASSUMING MINIMUM INVESTMENT                                     1 YEAR         3 YEARS         5 YEARS          10 YEARS
       PORTFOLIO OPERATING EXPENSES ..............................    $1,096.77      $1,945.03       $2,709.80        $4,739.96

(5) If you annuitize at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.80% (except under certain circumstances):

       ASSUMING MAXIMUM INVESTMENT                                     1 YEAR         3 YEARS         5 YEARS          10 YEARS
       PORTFOLIO OPERATING EXPENSES ..............................    $2,226.62      $4,824.26       $6,392.98        $9,984.98

       ASSUMING MINIMUM INVESTMENT                                     1 YEAR         3 YEARS         5 YEARS          10 YEARS
       PORTFOLIO OPERATING EXPENSES ..............................    $1,096.77      $1,945.03       $2,350.46        $4,739.96

--------------------------------------------------------------------------------
(6) If you do not surrender your Contract and have purchased Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.80%:

       ASSUMING MAXIMUM INVESTMENT                                     1 YEAR         3 YEARS         5 YEARS          10 YEARS
       PORTFOLIO OPERATING EXPENSES ..............................    $1,589.00      $4,266.72       $6,392.98        $9,984.98

       ASSUMING MINIMUM INVESTMENT                                     1 YEAR         3 YEARS         5 YEARS          10 YEARS
       PORTFOLIO OPERATING EXPENSES ..............................     $467.00       $1,405.63       $2,350.46        $4,739.96

CONDENSED FINANCIAL INFORMATION

   Appendix D to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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THE COMPANY

   Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

   We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp. and an indirect wholly-owned subsidiary of Inviva, Inc.

   The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

THE ADVANTAGE STRATEGY ANNUITY CONTRACT

   This prospectus describes the variable annuity Contract We are offering. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period.

   The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

   The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

   The Contract is called a variable annuity because you can choose to invest in the Investment Portfolios through the Sub-accounts of the Separate Account, and depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

   In certain states, the Contract may also offer a Fixed Account Investment Option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

   You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive Annuity Payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

FREE LOOK

   If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever longer time period is required in your state). We call this the Free Look Period. When you cancel the Contract within this time period, We will not assess a Contingent Deferred Sales Charge. However, Our Insurance Charges, charges for the optional Guaranteed Minimum Withdrawal Benefit and Investment Portfolio Operating Expenses will have been deducted. On the day We receive your request at Our administrative office, We will return the value of your Contract. In some states, We may be required to refund your Purchase Payment. If you have purchased the Contract as an IRA, We are required to return your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever longer period is required in your state).

OWNERSHIP

   OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing of a change of Owner. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

A CHANGE OF OWNER MAY BE A TAXABLE EVENT.

   JOINT OWNER. The Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner (except if state law does not permit this restriction). Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

BENEFICIARY

   The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

ASSIGNMENT

   Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

   If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

AN ASSIGNMENT MAY BE A TAXABLE EVENT.

REQUESTING TRANSACTIONS OR OBTAINING INFORMATION ABOUT YOUR CONTRACT

   You may request transactions or obtain information about your Contract by submitting a request to Us in writing via

--------------------------------------------------------------------------------
U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

   TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

   We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

   We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

PURCHASE
PURCHASE PAYMENTS

   A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum Purchase Payment We will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you are buying the Contract as a Qualified Contract, the minimum We will accept is $2,000. We reserve the right to issue Qualified or Non-Qualified Contracts for less than the minimum. The maximum of total Purchase Payments is $2,000,000 without Our prior approval and subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment.

   You can make additional Purchase Payments of $500 or more to a Non-Qualified Contract and $50 or more to a Qualified Contract. If you select the systematic payment option or electronic funds transfer (EFT), you can make additional Purchase Payments of $100 each month for Non-Qualified Contracts and $50 each month for Qualified Contracts. We reserve the right to accept subsequent purchase payments for less than the minimum.

ALLOCATION OF PURCHASE PAYMENTS

   You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

   Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you to get it. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. Any transaction involving a Rydex Investment Portfolio received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day.

---------------------------------------------------------------

                 15 MINUTES BEFORE NYSE CLOSE
---------------------------------------------------------------
Dynamic Dow           Dynamic OTC            Dynamic Russell
                                             2000
--------------------- ---------------------- ------------------
Dynamic S&P 500       Dynamic                Dynamic
                      Strengthening Dollar   Weakening Dollar
--------------------- ---------------------- ------------------
Europe Advantage      Government Long Bond   Inverse Dynamic
                      Advantage              Dow
--------------------- ---------------------- ------------------
Inverse Government    Inverse Mid-Cap        Inverse OTC
Long Bond
--------------------- ---------------------- ------------------
Inverse Russell 2000  Inverse S&P 500        Japan Advantage
--------------------- ---------------------- ------------------
Large-Cap Growth      Large-Cap Value        Mid Cap Advantage
--------------------- ---------------------- ------------------
Mid-Cap Growth        Mid-Cap Value          Nova
--------------------- ---------------------- ------------------
OTC                   Russell 2000           Small-Cap Growth
                      Advantage
--------------------- ---------------------- ------------------
Small-Cap Value       U.S. Govt Money Mkt
---------------------------------------------------------------

                 30 MINUTES BEFORE NYSE CLOSE
---------------------------------------------------------------
Banking               Basic Materials        Biotechnology
--------------------- ---------------------- ------------------
Commodities Strategy  Consumer Products      Electronics
--------------------- ---------------------- ------------------
Energy                Energy Services        Financial
                                             Services
--------------------- ---------------------- ------------------
Health Care           Internet               Leisure
--------------------- ---------------------- ------------------
Precious Metals       Real Estate            Retailing
--------------------- ---------------------- ------------------
Technology            Telecommunication      Transportation
--------------------- ---------------------- ------------------
Utilities
--------------------- ---------------------- ------------------

Similarly, any transaction involving the DireXion Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the DireXion Dynamic VP HY Bond Fund and any other Investment Portfolio, will be processed on the next Business Day.

INVESTMENT OPTIONS
INVESTMENT PORTFOLIOS

   The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity

Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

   You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses, call Us at: (866) 667-0561 or visit Our Website. See Appendix A for a summary of the investment objectives and strategies for each Investment Portfolio.

   The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

   A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolios's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

   Shares of the Investment Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios may also be sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.

   We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative or distribution services, which We provide to the Investment Portfolios. The table below describes the annual payments we generally receive, and whether the fee is made pursuant to a 12b-1 plan approved by the fund or a separate administrative fee. Certain funds within the listed fund families may have fees that vary from the general payment structure. The amounts described may change at any time without notice.

--------------------------------- ------------- ------------------
          FUND FAMILY                12B-1       ADMINISTRATIVE
--------------------------------- ------------- ------------------
Alliance Bernstein Variable       0             .10%
Products Series Fund, Inc. -
Class A
--------------------------------- ------------- ------------------
AIM Variable Insurance Funds -    0             .30%
Series I
--------------------------------- ------------- ------------------
AIM Variable Insurance Funds -    .25%          .25%
Series II
--------------------------------- ------------- ------------------
Alger American Fund               0             .25%
--------------------------------- ------------- ------------------
American Century Variable         0             .25%
Portfolios, Inc. - Class I
--------------------------------- ------------- ------------------
American Century Variable         .25%          .05%
Portfolios, Inc.- Class II
--------------------------------- ------------- ------------------
DireXion Insurance Trust          0             .45%
--------------------------------- ------------- ------------------
Dreyfus Variable Investment       0             .25%
Fund - Initial
--------------------------------- ------------- ------------------
Dreyfus Investment Portfolios -   .25%          0
Service
--------------------------------- ------------- ------------------
Federated Insurance Series        0             .25%
--------------------------------- ------------- ------------------
Janus  Aspen Series -             N/A           .20%
Institutional Shares
--------------------------------- ------------- ------------------
Janus Aspen Series - Service      .25%          .20%
Shares
--------------------------------- ------------- ------------------
Lazard Retirement Series, Inc.    .25%          0
--------------------------------- ------------- ------------------
Legg Mason Partners Variable      0             .25%
Income Trust and Variable
Equity Trust
--------------------------------- ------------- ------------------
Lord Abbett Series Fund, Inc.     0             .25%
--------------------------------- ------------- ------------------
Neuberger Berman Advisers         0             .25%
Management Trust
--------------------------------- ------------- ------------------
Northern Lights Variable Trust    .25%          0
--------------------------------- ------------- ------------------
PIMCO Variable Insurance Trust    .15%          .10%
--------------------------------- ------------- ------------------
Pioneer Variable Contracts Trust  .25%          .25%
--------------------------------- ------------- ------------------
Royce Capital Fund                0             .25%
--------------------------------- ------------- ------------------
Rydex Variable Trust              0             .30%
--------------------------------- ------------- ------------------
Seligman Portfolios, Inc.         .10%          .15%
--------------------------------- ------------- ------------------
Third Avenue Variable Series      0             .25%
Trust
--------------------------------- ------------- ------------------
Van Eck Worldwide Insurance       0             .25%
Trust
--------------------------------- ------------- ------------------
Wells Fargo Advantage Funds       0             .25%
--------------------------------- ------------- ------------------

THE FIXED ACCOUNT

   During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account option may not be available in your state.

   The Fixed Account is not registered under the federal

--------------------------------------------------------------------------------
securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   The Separate Account Annual Expenses do not apply to amounts allocated to the Fixed Account.

   See your Contract for more information regarding the Fixed Account.

THE GENERAL ACCOUNT

   During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect fixed Annuity Payments, the fixed portion of your Annuity Payments will remain level.

VOTING RIGHTS

   Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

SUBSTITUTION

   It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

TRANSFERS

   You can transfer money among the Fixed Account and the Sub-account. Such transfers may be submitted in writing to Our administrative offices. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers Section" in this prospectus.

   TRANSFERS DURING THE ACCUMULATION PERIOD. You can transfer money to or from the Fixed Account, and to or from any Sub-account. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

   1. If you make more than one transfer in 30 days, a transfer fee of $25 may be deducted.

   2. Limits on transfers out of the Fixed Account may apply.

   3. Your request for a transfer must clearly state which Sub-account(s) are involved in the transfer.

   4. Your request for transfer must clearly state how much the transfer is for.

   5. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

   a. the requirement of a minimum time period between each transfer;

   b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

   c. limiting the dollar amount that may be transferred between Sub-accounts by an owner at any one time.

   6. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

TRANSFERS DURING THE ANNUITY PERIOD. You can make one transfer per 30 days during the Annuity Period. Thereafter, We may impose a transfer fee of $25 charge per transfer. The following rules also apply to any transfer during the Annuity Period:

1. No transfers can be made between the Fixed Account and the Sub-accounts. You may only make transfers between the Sub-accounts.

2. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

THIS PRODUCT IS NOT DESIGNED FOR PROFESSIONAL MARKET TIMING STRATEGIES BY THIRD
   PARTIES. WE RESERVE THE RIGHT TO MODIFY(INCLUDING TERMINATING) THE TRANSFER PRIVILEGES DESCRIBED ABOVE.

EXCESSIVE TRADING LIMITS

  The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

  We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

   o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

   o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

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   o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

   The restrictions imposed may include, but are not limited to, restrictions on transfers (E.G., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

  We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.

     SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

    The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

    As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

   We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading and the PIMCO VIT Money Market Portfolio. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Clermont Fund, Rydex Absolute Return Strategies Fund, Rydex Multi-Cap Core Equity Fund, Rydex Hedged Equity Fund, Rydex Essential Portfolio Conservative, Rydex Essential Portfolio Aggressive, and Rydex Essential Portfolio Moderate which do not permit active trading), the DireXion Dynamic VP HY Bond Fund and the PIMCO VIT Money Market Fund. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale or sale and purchase involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table.

-------------------------------------------------------------
                        30 DAY HOLD
-------------------------------------------------------------
CLS AdvisorOne        CLS AdvisorOne       Federated
Amerigo               Clermont             Capital Income
                                           Fund II
--------------------- -------------------- ------------------
Federated High        Federated            Federated
Income Bond Fund II   International        Kaufmann Fund II
                      Equity Fund II
--------------------- -------------------- ------------------
Federated Market      Legg Mason           Legg Mason
Opportunity Fund II   Aggressive Growth    Capital and
                                           Income
--------------------- -------------------- ------------------
Legg Mason            Legg Mason           Legg Mason High
Fundamental Value     Government           Yield Bond
--------------------- -------------------- ------------------
Legg Mason Large      Legg Mason           Lord Abbett
Cap Growth            Strategic Bond       America's Value
--------------------- -------------------- ------------------
Lord Abbett Growth    Rydex Absolute       Rydex Essential
and Income            Return Strategies    Portfolio
                                           Aggressive
--------------------- -------------------- ------------------
Rydex Essential       Rydex Essential      Rydex Hedged
Portfolio             Portfolio Moderate   Equity
Conservative
--------------------- -------------------- ------------------
Rydex Multi-Cap       Rydex Sector
Core Equity           Rotation
--------------------- -------------------- ------------------
                        60 DAY HOLD
-------------------------------------------------------------
Dreyfus               Dreyfus Small Cap    Dreyfus Socially
International Value   Stock Index          Responsible
                                           Growth
--------------------- -------------------- ------------------
Dreyfus Stock Index
-------------------------------------------------------------
                        90 DAY HOLD
-------------------------------------------------------------
AllianceBernstein     Janus Aspen          Janus Aspen Forty
Growth and Income     Balanced
--------------------- -------------------- ------------------
Janus Aspen Global    Janus Aspen Growth   Janus Aspen
Life Science          and Income           International
                                           Growth
--------------------- -------------------- ------------------
Janus Aspen Large     Janus Aspen Mid      Janus Aspen Mid
Cap Growth            Cap Growth           Cap Value
--------------------- -------------------- ------------------
Janus Aspen Small     Janus Aspen          Third Avenue
Company Value         Worldwide Growth     Value
--------------------- -------------------- ------------------

This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

   We monitor transfers and impose these rules across multiple Contracts owned by the same owner. Thus, if you own two Contracts and make a purchase in an Investment Portfolio in Contract 1, you will have to wait at least seven (7) days (or such greater time period as set forth in the table above) to make a sale in the same Investment Portfolio in Contract 2. With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging, rebalancing, systematic contributions and systematic withdrawals. Transactions are not monitored if they are scheduled at least 7 days in advance. These policies apply to all Investment Options except for Investment Options that contain disclosure permitting active trading. The statement of additional information contains more information about

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market timing arrangements and disclosure of Investment Portfolio securities holdings to individuals. If you (or your agent's) Website transfer request is restricted or denied, we will send notice via U.S. Mail.

DOLLAR COST AVERAGING PROGRAM

  The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

  Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Sub-account(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

  The transfers made under the DCA Program are not taken into account in determining any transfer fee. There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Sub-account(s) regardless of fluctuating price levels of the Sub-account(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

REBALANCING PROGRAM

   Once your money has been allocated among the Sub-accounts, the performance of each Investment Portfolio may cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You must use whole percentages in 1% increments for rebalancing. Rebalancing does not include assets allocated to the Fixed Account. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. The transfers made under the Rebalancing Program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

   EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-accounts. You want 40% to be in the Fixed Income Portfolio Sub-account and 60% to be in the Growth Portfolio Sub-account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio Sub-account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, We would sell some of your units in the Fixed Income Portfolio Sub-account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-account to increase those holdings to 60%.

ASSET ALLOCATION PROGRAM

   We understand the importance to you of having advice from a financial adviser regarding your investments in the Contract. Certain investment advisors have made arrangements with Us to make their services available to you. Jefferson National has not made any independent investigation of these advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

   Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment advisor. If the Contract is a Non-Qualified Contract, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the Contract is a Qualified Contract, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met.

   Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge. You should consult a tax adviser regarding the tax treatment of the payment of investment advisor fees from your Contract.

INTEREST SWEEP PROGRAM

   You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

EXPENSES

   There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

INSURANCE CHARGES

   Each day, We make a deduction for Insurance Charges. The Insurance Charges do not apply to amounts allocated to the Fixed Account. The Insurance Charges will vary depending on whether, at the time you apply for the Contract, you choose one of the Guaranteed Minimum Death Benefits (GMDB) and/or the Guaranteed Minimum Income Benefits (GMIB).

   The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

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   The Insurance Charges will be as follows:

     GMDB       GMDB                     CURRENT        MAXIMUM
   OPTION 1   OPTION 2      GMIB        INSURANCE      INSURANCE
   ELECTED    ELECTED      ELECTED       CHARGE         CHARGE
      No        No           No           1.40%         1.65%
      Yes       No           No           1.75%         2.15%
      No        Yes          No           1.85%         2.30%
      Yes       No           Yes          2.05%         2.65%
      Yes       No           Yes          2.15%         2.80%

CONTRACT MAINTENANCE CHARGE

   On each Contract Anniversary during the Accumulation Period, We deduct $30 (as allowed by state law, this charge can be increased up to a maximum of $60 per Contract per year) from your Contract as a Contract Maintenance Charge. This charge is for certain administrative expenses associated with the Contract.

   We do not deduct the Contract Maintenance Charge if the value of your Contract is $50,000 or more on the Contract Anniversary. We reserve the right to reduce or waive the Contract Maintenance Charge. If you make a full withdrawal on other than a Contract Anniversary, and the value of your Contract is less than $50,000, We will deduct the full Contract Maintenance Charge at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary, We will deduct the full Contract Maintenance Charge on the Annuity Date unless the Contract Value on the Annuity Date is $50,000 or more.

   The Contract Maintenance Charge will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Sub-account with the largest balance.

   No Contract Maintenance Charge is deducted during the Annuity Period.

CONTINGENT DEFERRED SALES CHARGE

   During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Contingent Deferred Sales Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Contingent Deferred Sales Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge compensates Us for expenses associated with selling the Contract. The charge is as follows:

NUMBER OF YEARS                              CONTINGENT
FROM RECEIPT OF                            DEFERRED SALES
PURCHASE PAYMENT                               CHARGE
0-1                                              7%
2                                                7%
3                                                6%
4                                                5%
5                                                4%
6                                                3%
7                                                2%
8 or more                                        0%

   In addition, the following circumstances further limit or reduce Contingent Deferred Sales Charge charges, in some states, as applicable:

   o for issue ages up to 52, there is no Contingent Deferred Sales Charge for withdrawals made after the 15th Contract year; o for issue ages 53 to 56, there is no Contingent Deferred Sales Charge for withdrawals made after you attain age 67;

   o for issue ages 57 and later, any otherwise applicable Contingent Deferred Sales Charge will be multiplied by a factor ranging from .9 to 0 for Contract years one through ten and later, respectively.

   FREE WITHDRAWALS. Subject to any applicable limitations, each Contract year you can withdraw money from your Contract, without a Contingent Deferred Sales Charge, in an amount equal to the greater of:

   o 10% of the Contract Value (on a non-cumulative basis)(excluding payments made by Us to Your Investment Advisor);

   o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement plans; or

   o the total of your Purchase Payments that have been in the Contract for 8 or more complete years.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE

   In addition to the free withdrawal amount discussed above, the Contingent Deferred Sales Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

   UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

   o  your Contract has been in force for at least 1 year;

   o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

   o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

   o  your employment was involuntarily terminated by your employer; and

   o you certify to Us in writing that you are still unemployed when you make the withdrawal request.

   This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

   NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

   o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

   o  confinement begins after the first Contract year;

   o confinement is prescribed by a qualified physician and is medically necessary;

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   o  request for this benefit is made during confinement or within 60 days after confinement ends; and

   o  We receive due proof of confinement.

   This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

   TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the owner has a terminal illness (which is expected to result in death within 12 months from the notice).

   o To qualify, the diagnosis and notice must occur after the first Contract year ends.

   o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

   This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner.

   This benefit may not be available in your state.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

   We may reduce or eliminate the amount of the Contingent Deferred Sales Charge when the Contract is sold under circumstances that reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Contingent Deferred Sales Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Contingent Deferred Sales Charge requires Our prior written approval. In no event will reduction or elimination of the Contingent Deferred Sales Charge be permitted where it would be unfairly discriminatory to any person.

INVESTMENT PORTFOLIO OPERATING EXPENSES

   There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Operating Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

TRANSFER FEE

   During the Accumulation Period, You can make one free transfer per 30 days. If you make more than one transfer per 30 days, you may be charged a transfer fee of $25 per transfer. As allowed by law, We reserve the right to change the transfer fee.

   During the Accumulation Period, the transfer fee is deducted from the Investment Option that you transfer from. If you transfer your entire interest from an Investment Option, the transfer fee is deducted from the amount transferred. If there are multiple Investment Options from which you transfer funds, the transfer fee will be deducted first from the Fixed Account, and then from the Sub-account with the largest balance that is involved in the transfer.

   During the Annuity Period, the transfer fee will be deducted from the Annuity Payment immediately following your transfer. If the transfer is part of the Dollar Cost Averaging Program, the Rebalancing Program or the Interest Sweep Program it will not count in determining the transfer fee. All reallocations made on the same date count as one transfer.

EARNINGS PROTECTION BENEFIT RIDER

   If, at the time of you apply for the Contract, you select the Earnings Protection Benefit ("EPB") you also choose the level of protection you desire. (See "Earnings Protection Benefit Rider" later in this Prospectus.) Depending on your choice you will be charged as follows:

                         0.25% of Contract Value as of the
For Base Benefit:        Contract Anniversary.
For Optional             0.01% of Contract Value as of the
Benefit:                 Contract Anniversary for each 1% of
(Current Charge)         optional coverage elected.
For Optional             0.02% of Contract Value as of the
Benefit:                 Contract Anniversary for each 1% of
(Maximum Charge)         optional coverage elected.

If you make a full surrender or upon the death of the Owner on other than the Contract Anniversary, We will deduct the charge for the EPB on a pro rata basis for the period from the last Contract Anniversary until the date of the full surrender or the date We receive due proof of death of the Owner. We recommend you consult your tax advisor before you purchase this rider.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

   If you select the Guaranteed Minimum Withdrawal Benefit, your charge will depend upon the Waiting Period you select. If you select the 2 Year Waiting Period, your charge will be 0.50% of amounts allocated to the Sub-accounts. We may increase this charge up to 0.75%. If you select the 5 Year Waiting Period, your charge will be 0.35% of amounts allocated to the Sub-accounts. We may increase this charge up to 0.50%. These charges, which are expressed as annual rates, will be deducted on a daily basis.

PREMIUM TAXES

   Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are due either when the Contract is issued or when Annuity Payments begin. It is Our current practice to deduct these taxes when either Annuity Payments begin, a death benefit is paid or upon partial or full surrender of the Contract. We may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

   We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

CONTRACT VALUE

   Your Contract Value is the sum of amounts held under your Contract in the Sub-accounts and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-accounts(s) will vary depending upon the investment

                                                                              20
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performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract We call the unit an Annuity Unit. The value of your Contract is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

ACCUMULATION UNITS

   Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-Accounts by multiplying the Accumulation Unit value for the prior Business Day by a factor for the current Business Day. The factor is determined by:

   1. dividing the value of a Sub-Account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day; and

   2. subtracting the daily amount of the Insurance Charges and the charges for the optional Guaranteed Minimum Withdrawal Benefit, if elected.

   The value of an Accumulation Unit may go up or down from Business Day to Business Day.

   When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Sub-Account by the value of the Accumulation Unit for that Sub-Account on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

   We calculate the value of an Accumulation Unit for each Sub-Account after the New York Stock Exchange closes each Business Day and then credit your Contract.

   EXAMPLE: On Wednesday, We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with 326.53 Accumulation Units for the Equity Portfolio Sub-account.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

   o by making a withdrawal (either a partial or a complete withdrawal);

   o  by electing to receive Annuity Payments; or

   o when a death benefit is paid to your Beneficiary. Withdrawals can only be made during the Accumulation Period.

   When you make a complete withdrawal, you will receive the Contract Value on the day you made the withdrawal, (i) less any applicable Contingent Deferred Sales Charge; (ii) less any Contract Maintenance Charge; and (iii) less any applicable premium tax.

   You must tell Us which Investment Option you want the partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Option must be at least $500. If you do not have at least $500 in the Contract after a partial withdrawal, We reserve the right to terminate the Contract and pay you the Contract Value less any applicable fees and charges. These minimum amounts are waived for systematic withdrawals and required minimum distributions.

   Once We receive your written request for a withdrawal from an Investment Option, We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section.

   A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

   Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Contingent Deferred Sales Charge" and "Taxes" in this Prospectus.

SYSTEMATIC WITHDRAWAL PROGRAM

   The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Contingent Deferred Sales Charge.

   Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT

   For an extra charge, you can elect the Guaranteed Minimum Withdrawal Benefit
(GMWB), a living benefit. The GMWB allows you to make withdrawals from your Contract irrespective of your Contract Value, subject to certain limitations. Once the benefit is elected, you cannot cancel it and charges will continue to be deducted until Annuity Payments begin. The charges for the GMWB option are deducted each Business Day from amounts held in the Sub-Accounts. Withdrawals made under this rider will reduce your Contract Value.

   If you elect the GMWB when you purchase your Contract, your initial Purchase Payment is used as the basis for determining the guaranteed withdrawal amount (the "Benefit Amount"). If you elect this benefit at a later date, your Contract Value on the date the benefit is added to your Contract is used to determine the Benefit Amount.

   Once the Benefit Amount has been determined, We calculate the annual guaranteed withdrawal amount (the "Benefit Payment"). The Benefit Payment is equal to 7% of the Benefit Amount. If you do not take 7% in one year, you

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may not take more than 7% the next year. You can continue to take Benefit
Payments until the sum of the Benefit Payments equals the Benefit Amount. Each withdrawal you make as a Benefit Payment reduces the amount you may withdraw free of the Contingent Deferred Sales Charge. Withdrawals under this option may result in adverse tax consequences.

   Benefit Payments are subject to a Waiting Period. Presently, you can choose either a two-year or five-year Waiting Period. We may offer other Waiting Periods in the future. The Waiting Period is the time between the date you elect the GMWB and the date you can begin receiving Benefit Payments. For example, if you choose a Waiting Period of five years, you cannot begin receiving Benefit Payments before the fifth Contract Anniversary after you elect the GMWB. The GMWB charge will vary depending on the length of the Waiting Period you choose.

   If you elect the GMWB when you purchase your Contract, We count one year as the time between each Contract Anniversary. If you elect the GMWB at any time after purchase, We treat the time between the date We added the option to your Contract and your next Contract Anniversary as the first year.

   If, in any year, total withdrawals from your Contract are more than your Benefit Payment, your Benefit Payment will be recalculated as follows:

   o (1 - withdrawal/Contract Value immediately prior to withdrawal) multiplied by your Benefit Payment immediately prior to withdrawal.

   If you make subsequent Purchase Payments to your Contract, We will recalculate your Benefit Amount and your Benefit Payments. Your new Benefit Amount equals your Benefit Amount immediately prior to the subsequent Purchase Payment plus the subsequent Purchase Payment. Your new Benefit Payment equals your prior Benefit Payment increased by 7% of the subsequent Purchase Payment.

   Once you elect the GMWB, you are entitled to one free "step-up" of the Benefit Amount over the course of this option. If you choose to "step-up" the benefit, your Benefit Amount is recalculated to equal your Contract Value. The Benefit Payment then becomes the greater of 7% of the new Benefit Amount and your existing Benefit Payment. You would not want to "step-up" if your current Benefit Amount is higher than your Contract Value.

   Additional "step-ups" are available at an extra charge. At the time you elect to "step-up," there may be a higher charge for the GMWB. When you elect an additional "step-up" you will be charged the current GMWB charge. Before you decide to "step-up," you should consider the current charge for this benefit.

   If you, the Joint Owner or Annuitant die before you receive all the guaranteed Benefit Payments, the Beneficiary may elect to receive either the remaining Benefit Payments or Death Benefit Amount payable under your Contract.

   You can surrender your Contract at any time, even if you elect the GMWB, but you will receive your Contract Value, less any applicable Contingent Deferred Sales Charges, less any applicable Contract Maintenance Charge and less premium taxes, at the time of surrender and not the Benefit Amount or the Benefit Payment amount you would have received under the GMWB.

   Please see Appendix C for examples of how the Benefit Amount and Benefit Payment are calculated.

SUSPENSION OF PAYMENTS OR TRANSFERS

   We may be required to suspend or postpone payments, withdrawals or transfers for any period when:

   1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

   2. trading on the New York Stock Exchange is restricted;

   3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

   4. during any other period when the SEC, by order, so permits for the protection of owners.

   We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

   If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an Owner's Contract and thereby refuse to pay any request for transfers, partial or full withdrawals, annuity benefits, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

DEATH BENEFIT
UPON YOUR DEATH DURING THE ACCUMULATION PERIOD

   If you, or your Joint Owner, die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

   The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Options until distribution begins. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Sub-Accounts will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, any remaining Death Benefit Amount invested in the Investment Portfolios will be placed in a money market account until we receive election for the payment of the remaining Death Benefit Amount.

STANDARD DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

   If you die prior to age 80 and you did not elect one of the two optional Guaranteed Minimum Death Benefits, the Death Benefit Amount will be the greater of:

   (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

   (2) the total Purchase Payments you have made, less any partial Withdrawals and Contingent Deferred Sales Charges.

   If you are age 80 or over and you did not elect one of the two optional Guaranteed Minimum Death Benefit, the Death Benefit Amount will be equal to the Contract Value as of the Business Day We receive due proof of death and a payment

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election.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFITS

   For an extra charge, at the time you purchase the Contract, you can choose one of two optional Guaranteed Minimum Death Benefit options each of which, depending on market conditions, may provide a greater Death Benefit Amount than the standard death benefit described above.

   GUARANTEED MINIMUM DEATH BENEFIT OPTION 1. Under this option, if you die before age 80, the Death Benefit Amount will be the greater of:

     (1) the total Purchase Payments you have made, less all partial Withdrawals, Contingent Deferred Sales Charges and any applicable premium taxes;

     (2) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

     (3) the largest Contract Value on any Contract Anniversary before the Owner or Joint Owner's death, less any Adjusted Partial Withdrawals, and limited to no more than twice the amount of Purchase Payments paid less any Adjusted Partial Withdrawals.

   Under this option, if death occurs at age 80 or later, the Death Benefit Amount will be the greater of: (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or (2) the Death Benefit Amount as of the last Contract Anniversary before your 80th birthday, less any Adjusted Partial Withdrawals.

   GUARANTEED MINIMUM DEATH BENEFIT OPTION 2. Under this option, if you die before age 80, the Death Benefit Amount will be the greater of:

     (1) the total Purchase Payments you have made, less all partial Withdrawals, Contingent Deferred Sales Charges and any applicable premium taxes;

     (2) the Contract Value as of the Business Day We receive due proof of death and a payment election;

     (3) the largest Contract Value on any Contract Anniversary before the Owner or Joint Owner's death, less any Adjusted Partial Withdrawals; or

     (4) the total Purchase Payments you have made, less any partial Withdrawals, increased by 5% each year up to the date of death.

   Under this option, if death occurs at age 80 or later, the Death Benefit Amount will be the greater of: (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or (2) the Death Benefit Amount as of the last Contract Anniversary before your 80th birthday, less any Adjusted Partial Withdrawals.

   If Joint Owners are named, the Death Benefit Amount is determined based on the age of the oldest Owner and is payable on the first death. If the Owner is a non-natural person, the death of an Annuitant will be treated as the death of the Owner.

   It is possible that the IRS may take the position that charges for the Optional Guaranteed Minimum Death Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

   If you take a partial withdrawal at a time when the Death Benefit Amount is greater than your Contract Value, then your Death Benefit Amount may be reduced by an amount greater than the amount withdrawn.

   If the Beneficiary is the spouse of the Owner of the Contact and elects to continue the Contract after the Owner's death, the Beneficiary may not elect to continue the optional Guaranteed Minimum Death Benefit.

   THESE BENEFITS MAY NOT BE AVAILABLE IN YOUR STATE.

OPTIONAL EARNINGS PROTECTION BENEFIT (EPB)

   The Earnings Protection Benefit (EPB) is designed to provide an additional benefit at death, which helps to defray federal and state taxes. For an additional charge, you can elect the EPB rider at the time you purchase the Contract if you are below age 76. The rider consists of two portions: base coverage and optional coverage. The rider's base death benefit and the rider's optional death benefit, when elected, are payable in addition to any other Death Benefit Amount under the Contract or any other rider. Withdrawals from the Contract will reduce the rider's death benefit. No benefit is payable if death occurs on or after the Annuity Date. This rider is only available to Non-Qualified Contracts. We recommend that you consult your tax advisor before you purchase this rider.

   BASE DEATH BENEFIT. Upon the death of the Owner, We will add an amount to the Death Benefit Amount equal to 50% (30% if the owner was between the ages of 70 and 75 when We issued the Contract) of the Eligible Gain to the Beneficiary upon Our receipt of due proof of death of the Owner at Our administrative office.

   OPTIONAL DEATH BENEFIT. If the Owner's death occurs after the fifth Contract Year and the optional death benefit is selected, We add to the Death Benefit Amount, in addition to the rider's base death benefit, an optional rider death benefit in an amount equal to 50% (30% for issue ages 70-75) of the Optional Gain to the Beneficiary upon Our receipt of due proof of death of the Owner. This optional death benefit is only available for exchanges of deferred annuity Contracts in a manner that qualifies for non-recognition of income treatment under Section 1035 of the Internal Revenue Code, as amended.

   ELIGIBLE GAIN. Eligible Gain is the least of:

   o the Contract gain; or

   o if death occurs during the first Contract year, the initial Purchase Payment less Equivalency Withdrawals from the initial Purchase Payment; or

   o if death occurs after the first Contract year has elapsed, all Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the Contract.

   EQUIVALENCY WITHDRAWAL. The Equivalency Withdrawal is:

   o the partial withdrawal amount; divided by

   o the Contract Value prior to the withdrawal; multiplied by

   o the sum of all Purchase Payments less all prior Equivalency Withdrawals.

   If you take a partial withdrawal at a time when the sum of all Purchase Payments less prior Equivalency Withdrawals is greater than your Contract Value, then your Earnings Protection Benefit will be reduced by an amount greater than the amount withdrawn.

   OPTIONAL COVERAGE PERCENTAGE. The Optional Coverage

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Percentage is a percentage of the initial Purchase Payment. You must elect the
Optional Coverage Percentage at the time of application.

   CONTRACT GAIN. Contract Gain is the Contract Value reduced by the difference of total Purchase Payments and Equivalency Withdrawals.

   OPTIONAL GAIN. The Optional Gain is:

   o  the Optional Coverage Percentage; multiplied by

   o the initial Purchase Payment less Equivalency Withdrawals (from the initial Purchase Payment); less

   o the sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments reduced by withdrawals is greater than Contract Value.

   TERMINATION. The EPB rider terminates and charges and benefits automatically end on the earliest of:

   o  The Annuity Date; or

   o  Full surrender; or

   o  Death of the Owner; or

   o  Transfer of ownership

   We may terminate the EPB rider if necessary to comply with applicable state and federal regulations. See Appendix B for examples of how this benefit works.

   It is possible that the IRS may take the position that charges for the Earnings Protection Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

   THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.

PAYMENT OF THE DEATH BENEFIT DURING THE ACCUMULATION PERIOD

   Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or a Joint Owner during the Accumulation Period.

   OPTION 1--lump sum payment of the Death Benefit Amount; or

   OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

   OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within 1 year of the date of the death of the Owner or any Joint Owner.

   Unless you have previously designated one of the payment options above, a Beneficiary who is also the spouse of the deceased Owner may elect to:

   o  continue the Contract in his or her own name at the Death Benefit Amount;

   o  elect a lump sum payment of the Death Benefit Amount; or

   o  apply the Death Benefit Amount to an Annuity Option.

   If the spouse elects to continue the Contract, the Death Benefit Amount will be the initial Purchase Payment for the purpose of determining benefits under the Contract for the continuing spouse. The spouse may not elect an optional Guaranteed Minimum Ddeath Benefit.

   If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

DEATH OF CONTRACT OWNER DURING THE ANNUITY PERIOD

   If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

DEATH OF ANNUITANT

  If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

  Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

ANNUITY PAYMENTS (THE ANNUITY PERIOD)

   Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

   The Annuity Date must be the first day of a calendar month and must be at least 90 days after the Contract issue date. The Annuity Date may not be later than the earlier of the date the Annuitant reaches attained age 90 or the maximum date permitted under applicable state law. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

   For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later.

   You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments.

   During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson

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National's general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account will be applied to a fixed annuity.

ANNUITY PAYMENT AMOUNT

   If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your Annuity Payment will depend upon:

   1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the death benefit) applied to a Variable Annuity Option on the Annuity Date;

   2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

   3) The performance of the Investment Portfolio(s) you selected; and

   4) The Annuity Option you selected.

   You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

   On the Annuity Date, your Contract Value, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 5th Contract Anniversary, and you choose an Annuity Option that has a life contingency for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any Contract Maintenance Charge to the Annuity Option you elect.

   Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, We may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50.

   Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

   For an extra charge, you can elect the Guaranteed Minimum Income Benefit. YOU MAY NOT SELECT THIS BENEFIT UNLESS YOU ALSO SELECT EITHER GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 OR GUARANTEED MINIMUM DEATH BENEFIT OPTION 2.

   Under the Guaranteed Minimum Income Benefit, a Guaranteed Minimum Income Benefit base will be applied to your Annuity Option to provide Annuity Payments. Prior to your 80th birthday, the Guaranteed Minimum Income Benefit base is equal to the largest Contract Value on any Contract Anniversary, less any Adjusted Partial Withdrawals, and limited to no more than twice the amount of Purchase Payments made less any Adjusted Partial Withdrawals.

   The Guaranteed Minimum Income Benefit base on or after your 80th birthday is equal to the greater of (1) the Contract Value, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge; or
(2) the Guaranteed Minimum Income Benefit base as of the last Contract Anniversary before your 80th birthday less any Adjusted Partial Withdrawals.

   If you take a partial withdrawal at a time when your Guaranteed Minimum Income Benefit base is greater than your Contract Value, then your Guaranteed Minimum Income Benefit base will be reduced by an amount greater than the amount withdrawn.

   If you elect the Guaranteed Minimum Income Benefit, the following limitations will apply:

   o You must choose either Annuity Option 2 or 4, unless otherwise agreed to by Us. If you do not choose an Annuity Option, Annuity Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will be applied.

   o If you are age 50 or over on the date We issue the Contract, the Annuity Date must be on or after the later of your 65th birthday, or the 7th Contract Anniversary.

   o If you are under age 50 on the date We issue your Contract, the Annuity Date must be on or after the 15th Contract Anniversary.

   o The Annuity Date selected must occur within 30 days following a Contract Anniversary.

   o If there are Joint Owners, the age of the oldest Owner will be used to determine the Guaranteed Minimum Income Benefit. If the

   Contract is owned by a non-natural person, then Owner will mean the Annuitant for purposes of this benefit. On the Annuity Date, the initial income benefit will not be less than the Guaranteed Minimum Income Benefit base applied to the guaranteed Annuity Payment factors under the Annuity Option elected.

  It is possible that the IRS may take the position that charges for the Guaranteed Minimum Income Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

  THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.

ANNUITY OPTIONS

   You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

   OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in installments. However, if the Annuitant dies and We have made Annuity Payments for less than the specified number of years, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the Assumed Investment Rate (AIR) for a variable Annuity Option.

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   OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF
YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive but at least for a specified period certain. If an Annuitant, who is not the Owner, dies before We have made all of the guaranteed Annuity Payments, We will continue to make the Annuity Payments for the remainder of the specified guarantee period to you. If you do not want to receive Annuity Payments after the Annuitant's death, you can request a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the Assumed Investment Rate
(AIR) for a variable Annuity Option.

   OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, if the Annuitant dies and We have made Annuity Payments totaling less than the specified amount, you may elect to receive a single lump sum payment, which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the Assumed Investment Rate (AIR) for a variable Annuity Option.

   OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments as long as either the Annuitant or a joint Annuitant is alive. The Annuitant must be at least 50 years old, and the joint Annuitant must be at least 45 years old at the time of the first monthly Annuity Payment.

TAXES

   NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. FURTHER INFORMATION ON TAXES IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

ANNUITY CONTRACTS IN GENERAL

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

  Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the Variable Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

   OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over Variable Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

   If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

   For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

   Other rules may apply to Qualified Contracts.

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TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (E.G., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   o  made on or after the taxpayer reaches age 59 1/2;

   o  made on or after the death of an Owner;

   o  attributable to the taxpayer's becoming disabled; or

   o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in
Section 408 of the Code, ROTH IRAs, as described in Code Section 408A, CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code, TAX SHELTERED ANNUITIES under section 403(b) of the Code and CERTAIN DEFERRED COMPENSATION PLANS under Code Section 457

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

OTHER INFORMATION
LEGAL PROCEEDINGS

   Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Inviva Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

   On August 9, 2004, Jefferson National and Inviva, Inc., of which Jefferson National is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the

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settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

   On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

THE SEPARATE ACCOUNT

   We established a separate account, Jefferson National Life Annuity Account I (Separate Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the Separate Account was know as Conseco Variable Annuity Account I. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on August 23, 2000. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Separate Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.

   The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

   Where permitted by law, We may:

   o  create new separate accounts;

   o combine separate accounts, including combining the Separate Account with another separate account established by the Company;

   o transfer assets of the Separate Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

   o transfer the Separate Account to another insurance company;

   o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

   o  make the Sub-accounts available under other policies We issue;

   o  add new Investment Portfolios or remove existing Investment Portfolios;

   o substitute new Investment Portfolios for any existing Investment Portfolio, which We determine, is no longer appropriate in light of the purposes of the Separate Account;

   o  deregister the Separate Account under the Investment Company Act of 1940;
      and

   o operate the Separate Account under the direction of a committee or in another form.

DISTRIBUTOR

   Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. JNSC is a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

   Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

   In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

FINANCIAL STATEMENTS

   Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

   The financial statements of Jefferson National Life Annuity Account I are included in the Statement of Additional Information.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2005 and 2006, and for the years then ended, and the financial statements of Jefferson National Life Annuity Account I as of December 31, 2006 and for each of the two years in the period then ended December 31, 2006 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


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APPENDIX A--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

   Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

   The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

AIM VARIABLE INSURANCE FUNDS

   The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. serves as the investment advisor. INVESCO Institutional (N.A.), Inc. serves as the investment subadvisor for AIM V.I. Global Real Estate Fund (Effective July 3, 2006 AIM V.I. Real Estate Fund was renamed AIM V.I. Global Real Estate Fund). The following Investment Portfolios are available under the Contract:

AIM V.I. BASIC VALUE - SERIES II SHARES

   The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizationsin excess of $5 billion.

AIM V.I. CORE EQUITY -- SERIES I SHARES

   The fund's investment objective is growth of capital. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

AIM V.I. FINANCIAL SERVICES - SERIES I SHARES

   The Fund seeks capital growth. It is actively managed. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector.

AIM V.I. GLOBAL HEALTH CARE - SERIES I SHARES

   The fund's investment objective is capital growth. The fund seeks to meet his objective by normally investing at least 80% of its assets in securities of health care industry companies.

AIM V.I. GLOBAL REAL ESTATE - SERIES I SHARES

   The fund's investment objective is to achieve high total return through growth of capital and income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies.

AIM V.I. HIGH YIELD - SERIES I SHARES

   The fund's investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds."

AIM V.I. MID CAP CORE EQUITY - SERIES II SHARES

   The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-capitalization companies.

   AIM V.I. TECHNOLOGY - SERIES I SHARES

   The fund seeks capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

  THE ALGER AMERICAN FUND

  The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

   ALGER AMERICAN GROWTH

   The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater.

   ALGER AMERICAN LEVERAGED ALLCAP

   The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size that the Manager believes demonstrate promising growth potential. The portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

   ALGER AMERICAN MIDCAP GROWTH

   The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, updated quarterly. Both indexes are designed to track the performance of medium capitalization stocks.

   ALGER AMERICAN SMALL CAPITALIZATION

   The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks.

   ALLIANCEBERNSTEIN L.P.

   AllianceBernstein L.P. is one of the largest publicly traded global asset management firms in the world with approximately $579 billion in assets under management at December 31, 2005. AllianceBernstein provides diversified, investment management services that include global growth, value and style blend equities, and fixed income services to institutional, high net worth and retail clients worldwide.

   ALLIANCEBERNSTEIN GROWTH AND INCOME

   The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities

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of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc, except for American Century Investments VP International Fund, which has American Century Global Investment Management, Inc. as an investment adviser. The following Investment Portfolios are available under the Contract:

AMERICAN CENTURY INVESTMENTS VP BALANCED

   The American Century Investments VP Balanced Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH

  The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION

   The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL

   The American Century VP International Fund seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation.

AMERICAN CENTURY INVESTMENTS VP LARGE COMPANY VALUE (CLASS I)

   The American Century VP Large Company Value Fund seeks long-term capital growth. Income is a secondary objective. The fund invests primarily in equity securities of large companies that management believes to be undervalued at the time of purchase.

AMERICAN CENTURY INVESTMENTS VP ULTRA(R) (CLASS I)

   The American Century VP Ultra Fund seeks long-term capital growth by investing in common stocks considered by management to have better-than-average prospects for appreciation.

AMERICAN CENTURY INVESTMENTS VP VALUE

   The American Century VP Value Fund seeks long-term capital growth with income as a secondary objective. It invests primarily in equity securities of well-established companies that management believes to be undervalued at the time of purchase.

AMERICAN CENTURY INVESTMENTS VP VISTASM (CLASS I)

   The American Century VP VistaSM Fund seeks long term capital growth by investing in stocks of medium-sized and smaller companies that management believes will increase in value over time.

THE DIREXION INSURANCE TRUST

   The DireXion Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the DireXion Dynamic VP HY Bond Fund permits active trading. This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:

DIREXION DYNAMIC VP HY BOND

   DireXion Dynamic VP HY Bond Fund is an open-end fund. The Fund's objective is to maximize total return. The fund invests at least 80% of the fund's net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as "junk bonds", or derivatives of such instruments. The fund is designed to provide liquidity for active asset allocators.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

   The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation. The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)

   The Dreyfus Investment Portfolios ("Dreyfus IP") is a mutual fund with multiple portfolios. The investment adviser to the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS IP - SMALL CAP STOCK INDEX

   The portfolio seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index (R). To pursue this goal, the portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index(R), and in futures whose performance is related to the index, rather than attempt to replicate the index.

DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)

   The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

   The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

   The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS VIF--INTERNATIONAL VALUE

   The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the

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adviser to the Federated High Income Bond Fund II (Primary Shares) and the
Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. Federated Equity Management Company of Pennsylvania is the adviser to the Federated Kaufmann Fund II and the Federated Market Opportunity Fund II. The following Investment Portfolios are available under the Contract:

FEDERATED CAPITAL INCOME II

   The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential. The Fund's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objectives by investing in both equity and fixed-income securities that have high relative income potential.

FEDERATED HIGH INCOME BOND II (PRIMARY SHARES)

   The Federated High Income Bond Fund II seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds"). The Fund's investment objective is to seek high current income. The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield lower-rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY II

   The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund's investment objective is to obtain a total return on its assets. The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

FEDERATED KAUFMANN II (SERVICE SHARES)

   The Federated Kaufmann Fund II seeks to provide capital appreciation. The Fund pursues its investment objective by investing primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

FEDERATED MARKET OPPORTUNITY II (SERVICE SHARES)

   The Federated Market Opportunity Fund II seeks to provide moderate capital appreciation and high current income. The Fund pursues its investment objective by investing under normal market conditions, in domestic (including ADRs) and foreign securities that the Adviser deems to be undervalued or out-of-favor or securities that the Adviser believes are attractive due to their income-producing potential.

JANUS ASPEN SERIES

   Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following Investment Portfolios are available under your Contract:

JANUS ASPEN BALANCED (INSTITUTIONAL SHARES)

   The Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio will limit its investment in high-yield/high-risk bonds (also called "junk" bonds) to 35% or less of its net assets.

JANUS ASPEN FORTY (INSTITUTIONAL SHARES)

   The Janus Aspen Forty Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller emerging growth companies. Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN GLOBAL LIFE SCIENCES (INSTITUTIONAL SHARES)

   The Janus Aspen Global Life Sciences Portfolio seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of companies that portfolio managers believe have a life science orientation. Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production, products or services related to health and personal care, medicine, or pharmaceuticals. The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in a single country. As a fundamental policy, the Portfolio normally invests at least 25% of its total assets in the "life sciences" sector, which may include companies in the following industries: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN GROWTH & INCOME (INSTITUTIONAL SHARES)

   The Janus Aspen Series Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

JANUS ASPEN INTERNATIONAL GROWTH (INSTITUTIONAL SHARES)

   The Janus Aspen International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances,

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it may at times invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest without limitation in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN LARGE CAP GROWTH (INSTITUTIONAL SHARES)

   The Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stock of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index, at the time of purchase. Within the parameters of its specific investments policies, the Portfolio may invest without limitation in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN MID CAP GROWTH (INSTITUTIONAL SHARES)

   The Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index. Within the parameters of its specific investments policies, the Portfolio may invest without limitation in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN MID CAP VALUE (INSTITUTIONAL SHARES)

   The Janus Aspen Mid Cap Value Portfolio seeks capital appreciation. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap Value Index. The Portfolio focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Portfolio also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The Portfolio's portfolio managers generally look for companies with:

- a low price relative to their assets, earnings, cash flow, or business franchise

- products and services that give them a competitive advantage

- quality balance sheets and strong management

JANUS ASPEN SMALL COMPANY VALUE (SERVICE SHARES)

   The Janus Aspen Small Company Value Portfolio seeks capital appreciation, The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the portfolio manager. The Portfolio invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Value Index. The Portfolio uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Portfolio. The Portfolio's portfolio manager generally looks for companies:

- that have reasonably solid fundamentals

- whose stocks are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow, or franchise values.

JANUS ASPEN WORLDWIDE GROWTH (INSTITUTIONAL SHARES)

   The Janus Aspen Worldwide Growth Portfolio seeks long term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest without limitation in foreign equity and debit securities, which may include investments in emerging markets.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. The following Investment Portfolios are available under the
Contract:

LAZARD RETIREMENT EMERGING MARKETS

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Market (EM) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

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LAZARD RETIREMENT INTERNATIONAL EQUITY

  The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stock, of relatively large non-U.S. companies with market capitalizations in the range of companies included the Morgan Stanley Capital International (MSCI(R)) Europe, Australia and Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The portfolio may invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio's assets to emerging market countries may vary from time to time. The securities of emerging market countries can be extremely volatile. The Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market counties. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

LAZARD RETIREMENT SMALL CAP

  The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers "small cap companies" to be those companies that at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000(R) Index (up to $2.75 billion as of March 31, 2004). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics:

   o  The potential to become a larger factor in the company's business sector

   o  Significant debt but high levels of free cash flow

   o A relatively short corporate history with the expectation that the business may grow

   o The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

LAZARD RETIREMENT U.S. STRATEGIC EQUITY

   The Portfolio seeks long-term capital appreciation. Under normal circumstances the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes in equity securities of U.S. companies (or other investments with similar economic characteristics) and certain investment strategies and policies. The Portfolio will generally focus on large-sized companies, although the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the portfolio will have opportunistic exposure to mid cap companies. From time to time, the Portfolio may invest in companies with market capitalization as small as $500 millions.

LEGG MASON PARTNERS FUND ADVISOR, LLC

   Legg Mason Partners Fund Advisor, LLC ("LMPFA") is the fund's investment manager. LMPFA, with office at 399 Park Avenue, New York, New York 10022, is a recently organized investment adviser that has been formed to serve as the investment manager of the fund and other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the funds.

   ClearBridge Advisors, LLC ("ClearBridge") and Western Asset Management Company ("Western Asset") provide the day-to-day portfolio management of the funds.

   ClearBridge has office at 399 Park Avenue, New York, New York 10022 and is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005.

   Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of December 31, 2006, Western Asset's total assets under management were approximately $403 billion.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH

   The fund seeks capital appreciation. It invests primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings and/or cash flow that exceeds the average rate of earnings growth of the companies that comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, a significant portion of the fund's assets may be invested in the securities of small to medium-sized companies because such companies often achieve higher earnings growth rates.

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME (FORMERLY LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO)

   The fund seeks total return (that is, a combination of income and long-term capital appreciation). The fund invests in equity and fixed income securities of both U.S. and foreign issuers. The fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with option on securities indices. Securities rated below investment grade are commonly referred to as "junk bonds." Fixed income securities may be of any maturity. By investing in a combination of equity and fixed income securities, the funds seeks to produce a pattern of total return that moves with the S&P 500 Index, while generated high income. The fund may also use options, future and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities.

   The portfolio managers employ fundamental research and due diligence to assess a company's:

o Growth potential, stock price, potential appreciation and valuation

o Credit quality, taking into account financial condition and profitability

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o Future capital needs

o Potential for change in bond rating and industry outlook

o Competitive environment and management ability

LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE (LEGG MASON PARTNERS ALL CAP PORTFOLIO)

   The fund seeks Long term capital growth. Current income is secondary consideration. The fund invests primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities.

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND

  The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related investments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets. The fund invests primarily in fixed income securities rated below investment grade by a recognized rating agency or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as "junk bonds." The fund normally maintains an average portfolio duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration.

LEGG MASON PARTNERS VARIABLE GOVERNMENT

   The fund seeks high current return consistent with reservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and related investments. These securities consist primarily of U.S. Treasury securities, and mortgage-related securities. Mortgage-related securities issued by federal agencies or instrumentalities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government or only by the credit of the issuer itself. The fund also may purchase or sell options on U.S. government securities and enter into interest rate futures contracts and options on these contracts.

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH

   The fund seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies with large market capitalizations and related investments. Large capitalization companies are those with total market capitalizations of similar to companies in the Russell 1000 Index. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund may also invest up to 20% of its assets in equity securities of companies whose market capitalizations are below $5 billion.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND

  The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. The manager has broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities:

   o  U.S. government obligations

   o  Mortgage and asset-backed

   o Investment and non-investment securities grade U.S. and foreign corporate debt; and

   o Investment and non-investment debt grade sovereign debt, including issuers in emerging markets

The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of the fund's assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as "junk bonds". The fund normally maintains an average portfolio duration of between 3 and 7 years. The fund may hold individual securities of any duration and may at times hold a substantial portion of its assets in short-term instruments.

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the Contract:

LORD ABBETT SERIES FUND, INC.--AMERICA'S VALUE

   The Portfolio's investment objective is to seek current income and capital appreciation. To pursue this goal, the Portfolio normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Portfolio generally uses a value approach to identify particular investments for the Portfolio. The mix of the Portfolio's investments at any time will depend on our judgments regarding the degree to which we believe specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change. Under normal circumstances, the Portfolio invests at least 65% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Portfolio invests under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. The Portfolio will provide shareholders with at least 60 days' notice of any change in this policy. The Portfolio may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME

   The Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases

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equity securities of large, seasoned, U.S. and multinational companies that we believe are undervalued. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index, a widely used benchmark for large-cap stock performance. As of June 30, 2006, the market capitalization range of the Russell 1000 Index was $1.7 billion to $371.2 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT") is a registered investment company offering multiple portfolios. The portfolios are managed by Neuberger Berman Management, Inc and sub-advised by Neuberger Berman, LLC (except for Lehman Brothers High Income Bond Portfolio (Formerly, High Income Bond Portfolio) and Lehman Brothers Short Duration Bond Portfolio (Formerly Limited Maturity Bond Portfolio), which are each sub-advised by Lehman Brothers Asset Management LLC, an affiliated of Neuberger Berman. The following portfolios are available under the Contract:

NEUBERGER BERMAN AMT FASCIANO (CLASS S)

   The Fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them.

LEHMAN BROTHERS HIGH INCOME BOND (FORMERLY, HIGH INCOME BOND, A SERIES OF NEUBERGER BERMAN AMT)

   The Fund's investment objective is to seek high total returns consistent with capital preservation. To pursue this goal, the Fund normally invests primarily in a diversified portfolio of intermediate term, U.S. dollar-denominated, high-yield corporate bonds of U. S. issuers (including those sometimes known as "junk bonds") rated at the time of investment "Baa1" or below by Moody's Investors Service, Inc. ("Moody's"), or "BBB+" or below by Standard & Poor's ("S&P"), or unrated bonds deemed by the Portfolio Managers to be of comparable quality.

LEHMAN BROTHERS LIMITED MATURITY BOND (FORMERLY, LIMITED MATURITY BOND, A SERIES OF NEUBERGER BERMAN AMT)

   The fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

NEUBERGER BERMAN AMT MID-CAP GROWTH

  The Fund seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT PARTNERS PORTFOLIO

   The fund seeks growth of capital. The Fund invests mainly in common stocks, of mid- to large- capitalization companies. To pursue this goal, the Fund invests mainly in common stocks of mid- to large capitalization companies. The Fund seeks to reduce risk by diversifying amount many companies and industries. The Portfolio Manager looks for well-managed companies with strong balance sheets whose stock prices are undervalued.

NEUBERGER BERMAN AMT REGENCY

   The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE

   The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.

NORTHERN LIGHTS VARIABLE INSURANCE TRUST

   The Northern Lights Variable Insurance Trust is managed by JNF Advisors, Inc. JNF Advisors, Inc. is a mutual fund with multiple portfolios. The following Investment Portfolios are available under the Contract:

JNF CHICAGO EQUITY PARTNERS BALANCED

   The JNF Chicago Equity Partners Balanced Portfolio seeks to provide long-term growth of capital and income consistent with preservation of capital and a prudent level of risk. Normally the portfolio invests approximately 65-70% of its assets in mid to large cap equity securities, and the remainder in a combination of fixed-income securities, or cash equivalents. The equity investment strategy is designed to deliver a consistent exposure to the domestic equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific security selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. The fixed income strategy is designed to generate excess return through sector allocation, security selection and maturity distribution. The asset allocation strategy focuses on shifting the allocation to provide additional excess return over the benchmark at a prudent risk level. EFFECTIVE MAY 1, 2007, THE ASSETS FORMERLY INVESTED IN 40|86 SERIES TRUST BALANCED WERE SUBSTITUTED INTO THE JNF CHICAGO EQUITY PARTNERS BALANCED.

JNF CHICAGO EQUITY PARTNERS EQUITY

   The JNF Chicago Equity Partners Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The investment strategy is designed to deliver a consistent exposure to the domestic mid capitalization equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific stock selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. EFFECTIVE MAY 1, 2007, THE ASSETS FORMERLY INVESTED IN 40|86 SERIES TRUST EQUITY WERE SUBSTITUTED INTO THE JNF CHICAGO EQUITY PARTNERS EQUITY.

PIMCO VARIABLE INSURANCE TRUST

   The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT ALL ASSET

   Seeks maximum real return consistent with preservation of

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real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds ("Underlying Funds").

 PIMCO VIT COMMODITY REAL RETURN(TM) STRATEGY PORTFOLIO

   Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

PIMCO VIT EMERGING MARKETS BOND

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets.

PIMCO VIT FOREIGN BOND (U.S. DOLLAR-HEDGED)

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by future contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT GLOBAL BOND (UNHEDGED)

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which my be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT HIGH YIELD

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least Caa by Moody's or CCC by S&P, or , if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody's or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT LONG-TERM U.S. GOVERNMENT (ADMINISTRATIVE CLASS)

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities").

PIMCO VIT LOW DURATION (ADMINISTRATIVE CLASS)

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIMCO VIT MONEY MARKET

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests at least 95% of assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

PIMCO VIT REALESTATEREALRETURN STRATEGY

   Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

PIMCO VIT REAL RETURN

   The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT SHORT TERM

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. The average portfolio duration will normally not exceed one year, but will vary based on PIMCO'S forecast for interest rates.

PIMCO VIT STOCKPLUS(R) TOTAL RETURN

   Seeks total return which exceeds that of the S&P 500. The Portfolio seeks to exceed the total return of the S&P500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Securities.

PIMCO VIT TOTAL RETURN

   The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

   Pioneer Variable Contracts Trust is an open-ended management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio.

PIONEER CORE BOND VCT

   The Pioneer Core Bond VCT Portfolio seeks to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The Portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio. Normally, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for

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investment purposes) in debt securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities; debt securities, including convertible debt, of corporate and other issuers rated at least investment grade at the time of investment, and comparably rated commercial paper; and cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week or less and bankers' acceptances.

PIONEER CULLEN VALUE VCT

   The Pioneer Cullen Value VCT Portfolio seeks capital appreciation by investing primarily in equity securities of medium- and large capitalization companies. The portfolio invests primarily in equity securities. The portfolio may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies. Consequently, the portfolio will be subject to the risks of investing in companies with market capitalizations of $1.5 billion or more. Secondarily, the portfolio may seek income.

PIONER EMERGING MARKETS VCT

   The Pioneer Emerging Markets VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in securities of emerging market issuers.

PIONEER EQUITY INCOME VCT

   The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER FUND VCT

   The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER GLOBAL HIGH YIELD VCT

   The Pioneer Global High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks of U.S. and non-U.S. issuers, including governmental and corporate issuers in emerging markets.

PIONEER HIGH YIELD VCT

   The Pioneer High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

PIONEER INTERNATIONAL VALUE VCT

   The Pioneer International Value VCT Portfolio seeks long-term growth of capital. Normally, the portfolio invests at least 80% of its total assets in equity securities of non-U.S. issuers.

PIONEER MID CAP VALUE VCT

   The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index.

PIONEER SMALL CAP VALUE VCT

   The Pioneer Small Cap Value VCT Portfolio seeks capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small companies.

PIONEER STRATEGIC INCOME VCT

   The Pioneer Strategic Income VCT Portfolio seeks a high level of current income. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities.

ROYCE CAPITAL FUND

   Royce Capital Fund is a registered management investment company with multiple Portfolios. Royce & Associates, LLC ("Royce") is the investment adviser and is responsible for the management of the Portfolios' assets. The following Investment Portfolios are available under the Contract:

ROYCE CAPITAL FUND--MICRO-CAP

   This Portfolio's primary investment goal is long-term growth of capital. Royce invests the Portfolio's assets primarily in a broadly diversified portfolio of securities issued by micro-cap companies. Royce selects these securities from a universe of more than 5,500 micro-cap companies, generally focusing on factors such as balance sheet quality and cash flow levels. The Portfolio normally invests at least 80% of its net assets in the equity securities of micro-cap companies, defined by Royce as companies with stock market capitalizations less than $500 million. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

ROYCE CAPITAL FUND--SMALL-CAP

   This Portfolio's primary investment goal is long-term growth of capital. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return, and low leverage, and that are trading significantly below its estimate of their current worth. Any production of income is incidental to the Fund's investment goal. The Portfolio normally invests at least 80% of its assets in the equity securities of small-cap companies, defined as companies with stock market capitalizations of less than $2.5 billion at the time of investment. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading (other than the Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Clermont Fund, Rydex Absolute Return Strategies Fund, Rydex Multi-Cap Core Equity Fund, Rydex Hedged Equity Fund, Rydex Essential Portfolio Conservative, Rydex Essential Portfolio Aggressive, and Rydex Essential Portfolio Moderate which do not permit active trading)This list may change at any time without notice. For more information, see

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the prospectus for these Investment Portfolios. The following Investment
Portfolios are available under the Contract:

RYDEX ABSOLUTE RETURN STRATEGIES

   The Absolute Return Strategies Fund The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. Rydex Banking

   The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies"). RYDEX BASIC MATERIALS

   The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

RYDEX BIOTECHNOLOGY

   The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

RYDEX COMMODITIES STRATEGY

   The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the GSCI(R) Total Return Index. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities.

RYDEX CONSUMER PRODUCTS

   The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

RYDEX DYNAMIC DOW

   The Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average.

RYDEX DYNAMIC OTC

   The Dynamic OTC Fund seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

RYDEX DYNAMIC RUSSELL 2000

   The Dynamic Russll 2000 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the Russell 2000(R) Index (the "underlying index"). If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis 200% of the decrease in the value of the underlying index.

RYDEX DYNAMIC S&P 500

   The Dynamic S&P 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

RYDEX DYNAMIC STRENGTHENING DOLLAR

   The Dynamic Strengthening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the US Dollar Index(R). The US Dollar Index(R) (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

RYDEX DYNAMIC WEAKENING DOLLAR

   The Dynamic Weakening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the US Dollar Index(R). The US Dollar Index(R) (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

RYDEX ELECTRONICS

   The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

RYDEX ENERGY

   The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

RYDEX ENERGY SERVICES

   The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE

   The Essential Portfolio Aggressive Fund seeks growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

RYDEX ESSENTIAL PORTFOLIO CONSERVATIVE

   The Essential Portfolio Conservative Fund seeks preservation of capital and secondarily long-term growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, broad range of

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alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

RYDEX ESSENTIAL PORTFOLIO MODERATE

   The Essential Portfolio Moderate Fund seeks growth of capital and secondarily preservation of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

RYDEX EUROPE ADVANTAGE

   The Europe Advantage Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50 IndexSM. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX FINANCIAL SERVICES

   The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector.

RYDEX GOVERNMENT LONG BOND ADVANTAGE

   The Government Long Bond Advantage Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

RYDEX HEALTH CARE

   The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry.

RYDEX HEDGED EQUITY

   The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis.

RYDEX INTERNET

   The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

RYDEX INVERSE DYNAMIC DOW

   The Inverse Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

RYDEX INVERSE GOVERNMENT LONG BOND

   The Inverse Government Long Bond Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

RYDEX INVERSE MID-CAP

   The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE OTC

   The Inverse OTC Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). Unlike a traditional index fund, the Inverse OTC Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX INVERSE RUSSELL 2000

   The Inverse Russell 2000 Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE S&P 500

   The Inverse S&P 500 Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index. Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX JAPAN ADVANTAGE

   The Japan Advantage Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX LARGE CAP GROWTH

   The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

RYDEX LARGE CAP VALUE

   The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index.

RYDEX LEISURE

   The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

RYDEX MID CAP ADVANTAGE

   The Mid Cap Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX MID-CAP GROWTH

   The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap

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growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup
Pure Growth Index.

RYDEX MID-CAP VALUE

   The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index").

RYDEX MULTI-CAP CORE EQUITY

   The Multi-Cap Core Equity Fund seeks long-term capital appreciation. It invests in a broad mix of equity securities of companies representative of the total US stock market as measured by the Russell 3000(R) Index. The Fund pursues its investment objective by investing in securities with the small, medium, and large market capitalization segments that demonstrate value and potential for growth.

RYDEX NOVA

   The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

RYDEX OTC

   The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

RYDEX PRECIOUS METALS

   The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

RYDEX REAL ESTATE

   The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

RYDEX RETAILING

   The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

RYDEX RUSSELL 2000 ADVANTAGE

   The Russell 2000 Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX SECTOR ROTATION

   The Sector Rotation Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.

RYDEX SMALL-CAP GROWTH

   The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

RYDEX SMALL-CAP VALUE

   The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

RYDEX TECHNOLOGY

   The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

RYDEX TELECOMMUNICATIONS

   The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

RYDEX TRANSPORTATION

   The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

RYDEX U.S. GOVERNMENT MONEY MARKET

   The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

RYDEX UTILITIES

   The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities.

CLS ADVISORONE AMERIGO

   The Fund seeks long-term growth of capital without regard to current income. The Fund invests in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.

CLS ADVISORONE CLERMONT

   The objective of the Clermont Fund is a combination of current income and growth of capital. The Fund's principal investment strategies include: Investing in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation. Investing at least 20% of its total assets in Underlying Funds that invest in long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions with respect to these investments. The Fund may also invest in individual securities of foreign issuers and engage in foreign currency transactions. The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

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SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

SELIGMAN COMMUNICATIONS AND INFORMATION

   The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY

   The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

THIRD AVENUE VARIABLE SERIES TRUST

   The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

THIRD AVENUE VALUE

   The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

VAN ECK WORLDWIDE ABSOLUTE RETURN

   The Van Eck Worldwide Absolute ReturnFund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

VAN ECK WORLDWIDE BOND

   The Van Eck Worldwide Bond Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.

VAN ECK WORLDWIDE EMERGING MARKETS

   The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

VAN ECK WORLDWIDE HARD ASSETS

   The Van Eck Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

VAN ECK WORLDWIDE REAL ESTATE

   The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

WELLS FARGO ADVANTAGE FUNDS

   The Wells Fargo Advantage Funds referenced below are managed by Wells Fargo Funds Management, LLC and sub advised by Wells Capital Management Incorporated The following Funds are available under the Contract:

WELLS FARGO ADVANTAGE VT OPPORTUNITY

   The Wells Fargo Advantage VT Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

WELLS FARGO ADVANTAGE VT DISCOVERY

   The Wells Fargo Advantage VT Discovery Fund seeks long-term capital appreciation. We invest principally in securities of small- and medium-capitalization companies that we believe offer attractive opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap(R) Index, at the time of purchase. The range of the Russell Midcap(R) Index was $631 million to $33.8 billion, as of December 31, 2004, and is expected to change frequently. We analyze potential investment opportunities by using a disciplined investment process that emphasizes in-depth fundamental analysis across multiple dimensions such as visits with company management, suppliers/distributors, competitors and customers as well as detailed analysis of a company's financial statements. We select securities that exhibit the strongest sustainable growth characteristics such as earnings growth, returns on invested capital and competitive positioning. We may invest in any sector, and at times we may emphasize on or more particular sectors. We also may invest up to 25% of the Fund's assets in foreign securities through ADRs and similar investments.

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APPENDIX B--EARNINGS PROTECTION BENEFIT RIDER EXAMPLES

   The following examples demonstrate how the Earnings Protection Benefit rider death benefit is calculated. Each example assumes a $100,000 initial Purchase Payment, a $25,000 Purchase Payment on the second Contract Anniversary, and no withdrawals. The examples also assume that the Contract is issued to one Owner who is age 60 on the issue date. Finally, each example assumes that the death of the Owner occurs on the 7th Contract Anniversary.

MARKET INCREASE EXAMPLE

   The Contract Value as of the date We receive due proof of death of the Owner is $150,000. The following benefit would be payable by the rider:

Base Death Benefit Contract Value =..................................................................................    $150,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =....................................................    $125,000
Contract Gain =......................................................................................................    $25,000
All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of
death, reduced by all Equivalency Withdrawals during the life of the Contract =......................................    $125,000

Eligible Gain = Lesser of $25,000 or $125,000 =......................................................................    $25,000

Base Death Benefit = 50% x Eligible Gain =...........................................................................    $12,500

Optional Death Benefit (paid in addition to the base death benefit) Optional Coverage Percentage =...................      40%
Initial Purchase Payment less Equivalency Withdrawals =                                                                  $100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments
reduced by Withdrawals is greater than Contract Value =..............................................................      N/A

Optional Gain = (40% x $100,000) =...................................................................................    $40,000

Optional Death Benefit = 50% x Optional Gain =.......................................................................    $20,000

Total Death Benefit provided by the rider = $12,500 + $20,000 =......................................................    $32,500

--------------------------------------------------------------------------------

MARKET DECREASE EXAMPLE

   The Contract Value as of the date We receive due proof of death of the Owner is $104,000. The following benefit would be payable by the rider:

Base Death Benefit Contract Value =..................................................................................    $104,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =....................................................    $125,000
Contract Gain =......................................................................................................       $0
All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency
Withdrawals during the life of the Contract =........................................................................    $125,000

Eligible Gain = Lesser of $0 or $125,000 =...........................................................................       $0

Base Death Benefit = 50% x Eligible Gain =...........................................................................       $0

OPTIONAL DEATH BENEFIT (PAID IN ADDITION TO THE BASE DEATH BENEFIT)

Optional Coverage Percentage =.......................................................................................      40%
Initial Purchase Payment less Equivalency Withdrawals =                                                                  $100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments reduced by Withdrawals is greater than Contract
Value = $125,000 - $104,000 =........................................................................................    $21,000

Optional Gain = 40% x $100,000 - $21,000 =...........................................................................    $19,000

Optional Death Benefit = 50% x Optional Gain =.......................................................................     $9,500

Total Death Benefit provided by the rider = $0 + $9,500 =............................................................     $9,500

--------------------------------------------------------------------------------

APPENDIX C--GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES

EXAMPLE 1--ASSUME YOU SELECT THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PURCHASE PAYMENT IS $100,000.

   o Your Benefit Amount is $100,000, which is your initial Purchase Payment.

   o Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2--IF YOU MAKE AN ADDITIONAL PURCHASE PAYMENT OF $50,000, THEN

   o Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Purchase Payment ($50,000).

   o Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3--ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR THAT FOLLOWS THE WAITING PERIOD, THEN

   o Your remaining Benefit Payments are $93,000, which is your Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

   o Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4--ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU WITHDRAW $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE WITHDRAWAL, THEN

   o Since the withdrawal ($50,000) exceeds your Benefit Payment ($7,000), We recalculate your Benefit Payment as follows:

   o The adjusted Benefit Payment is equal to the Benefit Payment ($7,000) prior to the withdrawal multiplied by the quantity of one (1) minus the ratio of the withdrawal ($50,000) divided by the Contract Value ($150,000) prior to the withdrawal.

   o The adjusted Benefit Payment equals $4,667 [$7,000 times (1 minus $50,000/$150,000)]

EXAMPLE 5--IF YOU ELECT TO "STEP-UP" THE BENEFIT AMOUNT AFTER THE FIFTH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

   o We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

   o Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

APPENDIX D--ACCUMULATION UNIT VALUES

The following table shows the Accumulation Unit values and the number of Accumulation Units outstanding for the Sub-accounts of the separate account investing in the Investment Portfolios for the periods ended December 31. The information is derived from the financial statements of the Separate Account.

For the period ending December 31, 2005, each Sub-account had three sets of Accumulation Unit values that reflected the three levels of Insurance Charges under the Contract. The Accumulation Unit value does not reflect the deduction of other charges, such as the Contract Maintenance Charge and the Earnings Protection Benefit Rider charge.

The following table reflects two different levels of charges:

(a) Standard contract which represent lowest annual mortality and expense fee at 1.40%

(b) Standard contract plus guaranteed withdrawal benefit (2 Yr) , guaranteed minimum death benefit (Opt 2) and guaranteed minimum income benefit at highest mortality and expense fee at 2.50% effective 12/05/2003. For years 2001 and 2002, the highest mortality and expense fee was 2.00% which included the guaranteed minimum death benefit (Opt 1) and the guaranteed minimum income benefit.



                                           2006            2005            2004            2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUND:
BASIC VALUE FUND (INCEPTION DATE MAY 1, 2003)

Beginning AUV                     (a)         $14.673         $14.113         $12.913        $10.000         N/A           N/A
                                  (b)         $11.539         $11.238         $10.412         $9.931         N/A           N/A

Ending AUV                        (a)         $16.342         $14.673         $14.113        $12.913         N/A           N/A
                                  (b)         $12.693         $11.539         $11.238        $10.412         N/A           N/A

Ending number of AUs                           12,023          18,941          12,640          2,039         N/A           N/A

CORE EQUITY FUND  (INCEPTION DATE MAY 1, 2006)
Beginning AUV                     (a)         $10.043             N/A             N/A            N/A         N/A           N/A
                                  (b)         $10.043             N/A             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $10.861             N/A             N/A            N/A         N/A           N/A
                                  (b)         $10.769             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                            6,000             N/A             N/A            N/A         N/A           N/A

FINANCIAL SERVICES FUND (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $11.629         $11.135         $10.391         $8.132      $9.691       $10.430
                                  (b)         $11.341         $10.995         $10.390         $9.923      $9.652       $10.419

Ending AUV                        (a)         $13.354         $11.629         $11.135        $10.391      $8.132        $9.691
                                  (b)         $12.861         $11.341         $10.995        $10.390      $8.051        $9.652

Ending number of AUs                            4,246           6,496           4,852          4,207      14,204        13,609

GLOBAL HEALTH CARE FUND (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $10.859         $10.182          $9.599         $7.618     $10.226       $10.365
                                  (b)         $11.334         $10.761         $10.273         $9.935     $10.185       $10.354

Ending AUV                        (a)         $11.269         $10.859         $10.182         $9.599      $7.618       $10.226
                                  (b)         $11.616         $11.334         $10.761        $10.273      $7.542       $10.185

Ending number of AUs                           11,929          19,610          14,816         10,660      21,678        11,170

GLOBAL REAL ESTATE FUND (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $22.024         $19.551         $14.517        $10.604     $10.110       $10.259
                                  (b)         $15.177         $13.642         $10.257        $10.000     $10.069       $10.248

Ending AUV                        (a)         $30.971         $22.024         $19.551        $14.517     $10.604       $10.110
                                  (b)         $21.079         $15.177         $13.642        $10.257     $10.498       $10.069
Ending number of AUs                           46,100          34,667          35,950         11,492       7,662        54,233




                                           2006            2005            2004            2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUND:  (CONTINUED)
HIGH YIELD FUND (INCEPTION DATE MAY 1 2004)
Beginning AUV                     (a)         $10.907         $10.768          $9.966            N/A         N/A           N/A
                                  (b)         $10.682         $10.678          $9.964            N/A         N/A           N/A

Ending AUV                        (a)         $11.911         $10.907         $10.768            N/A         N/A           N/A
                                  (b)         $11.520         $10.682         $10.678            N/A         N/A           N/A

Ending number of AUs                           45,135          16,366          91,513            N/A         N/A           N/A

MID CAP CORE EQUITY FUND (INCEPTION DATE MAY 1, 2003)
Beginning AUV                     (a)         $14.694         $13.891         $12.404         $9.958         N/A           N/A
                                  (b)         $11.808         $11.302         $10.220         $9.932         N/A           N/A

Ending AUV                        (a)         $16.082         $14.694         $13.891        $12.404         N/A           N/A
                                  (b)         $12.763         $11.808         $11.302        $10.220         N/A           N/A

Ending number of AUs                           10,805          25,929          25,204          6,526         N/A           N/A

TECHNOLOGY FUND (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)          $5.649          $5.607          $5.434         $3.793      $7.236        $9.094
                                  (b)         $10.136         $10.186          $9.997         $9.797      $7.207        $9.084

Ending AUV                        (a)          $6.155          $5.649          $5.607         $5.434      $3.793        $7.236
                                  (b)         $10.906         $10.136         $10.186         $9.997      $3.755        $7.207

Ending number of AUs                           10,483          27,638          97,453        108,937      34,725        10,044

-------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND:
GROWTH PORTFOLIO (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $13.572         $12.284         $11.809         $8.860     $13.409       $14.638
                                  (b)         $11.570         $10.603         $10.322         $9.888     $13.235       $14.491

Ending AUV                        (a)         $14.073         $13.572         $12.284        $11.809      $8.860       $13.409
                                  (b)         $11.848         $11.570         $10.603        $10.322      $8.692       $13.235

Ending number of AUs                           39,790          96,218          77,914         36,575      23,349         2,069

LEVERAGED ALLCAP PORTFOLIO (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $16.721         $14.816         $13.888        $10.454     $16.041       $17.259
                                  (b)         $12.015         $10.779         $10.232         $9.875     $15.833       $17.087

Ending AUV                        (a)         $19.666         $16.721         $14.816        $13.888     $10.454       $16.041
                                  (b)         $13.956         $12.015         $10.779        $10.232     $10.256       $15.833

Ending number of AUs                           24,097          34,335          39,707         37,122      19,063         1,570

MIDCAP GROWTH PORTFOLIO (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $19.542         $18.044         $16.187        $11.107     $15.987       $16.518
                                  (b)         $11.913         $11.138         $10.118         $9.867     $15.779       $16.352

Ending AUV                        (a)         $21.225         $19.542         $18.044        $16.187     $11.107       $15.987
                                  (b)         $12.779         $11.913         $11.138        $10.118     $10.897       $15.779

Ending number of AUs                           37,298          56,420          46,251         23,240      18,863         1,317




                                           2006            2005            2004            2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND: (CONTINUED)
SMALL CAPITALIZATION PORTFOLIO (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $10.689          $9.273          $8.068         $5.747      $7.901        $8.768
                                  (b)         $13.077         $11.488         $10.120         $9.894      $7.798        $8.680

Ending AUV                        (a)         $12.650         $10.689          $9.273         $8.068      $5.747        $7.901
                                  (b)         $15.285         $13.077         $11.488        $10.120      $5.639        $7.798

Ending number of AUs                           29,743          79,318          59,485         40,285       4,157           298

-------------------------------------------------------------------------------------------------------------------------------


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
GROWTH AND INCOME PORTFOLIO (INCEPTION DATE MAY 1, 2006)
Beginning AUV                (a)               $9.957             N/A             N/A            N/A         N/A           N/A
                             (b)               $9.956             N/A             N/A            N/A         N/A           N/A

Ending AUV                   (a)              $11.050             N/A             N/A            N/A         N/A           N/A
                             (b)              $10.958             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                            4,427             N/A             N/A            N/A         N/A           N/A

-------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIO, INC:
VP BALANCED FUND (INCEPTION DATE MAY 1, 2005)
Beginning AUV                     (a)         $10.599         $10.042             N/A            N/A         N/A           N/A
                                  (b)         $10.510         $10.041             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $11.457         $10.599             N/A            N/A         N/A           N/A
                                  (b)         $11.221         $10.510             N/A            N/A         N/A           N/A

Ending number of AUs                            1,857             879             N/A            N/A         N/A           N/A


VP INCOME & GROWTH FUND (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $13.034         $12.632         $11.337         $8.887     $11.178       $11.901
                                  (b)         $11.670         $11.452         $10.408         $9.920     $11.033       $11.841

Ending AUV                        (a)         $15.049         $13.034         $12.632        $11.337      $8.887       $11.178
                                  (b)         $13.308         $11.670         $11.452        $10.408      $8.719       $11.033

Ending number of AUs                           34,555          53,124          70,367         13,818      25,100           621

VP INFLATION PROTECTION FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $10.569         $10.553         $10.044            N/A         N/A           N/A
                                  (b)         $10.351         $10.465         $10.042            N/A         N/A           N/A

Ending AUV                        (a)         $10.587         $10.569         $10.553            N/A         N/A           N/A
                                  (b)         $10.239         $10.351         $10.465            N/A         N/A           N/A

Ending number of AUs                            5,205           5,237           5,949            N/A         N/A           N/A

VP INTERNATIONAL FUND (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $12.561         $11.247          $9.925         $8.083     $10.295       $11.688
                                  (b)         $12.715         $11.528         $10.301         $9.951     $10.161       $11.571

Ending AUV                        (a)         $15.487         $12.561         $11.247         $9.925      $8.083       $10.295
                                  (b)         $15.483         $12.715         $11.528        $10.301      $7.931       $10.161

Ending number of AUs                           78,282          34,947          41,034         21,589      16,502            17


                                           2006            2005            2004            2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIO, INC: (CONTINUED)
VP VALUE FUND (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $16.566         $15.994         $14.186        $11.156     $12.947       $12.477
                                  (b)         $11.902         $11.635         $10.450         $9.973     $12.779       $12.352

Ending AUV                        (a)         $19.384         $16.566         $15.994        $14.186     $11.156       $12.947
                                  (b)         $13.754         $11.902         $11.635        $10.450     $10.945       $12.779

Ending number of AUs                           49,188          34,716          42,068         35,385      37,484        12,343

-------------------------------------------------------------------------------------------------------------------------------

DIREXION INSURANCE TRUST
DYNAMIC VP HY BOND FUND (INCEPTION DATE MAY 1, 2005)
Beginning AUV                     (a)         $10.431         $10.056             N/A            N/A         N/A           N/A
                                  (b)         $10.344         $10.055             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $10.925         $10.431             N/A            N/A         N/A           N/A
                                  (b)         $10.700         $10.344             N/A            N/A         N/A           N/A

Ending number of AUs                           72,725           4,682             N/A            N/A         N/A           N/A

-------------------------------------------------------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS
DREYFUS SMALL CAP STOCK INDEX PORTFOLIO (INCEPTION DATE MAY 1, 2005)
Beginning AUV                     (a)         $11.492         $10.131             N/A            N/A         N/A           N/A
                                  (b)         $11.396         $10.130             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $12.966         $11.492             N/A            N/A         N/A           N/A
                                  (b)         $12.699         $11.396             N/A            N/A         N/A           N/A

Ending number of AUs                            3,557           2,308             N/A            N/A         N/A           N/A

-------------------------------------------------------------------------------------------------------------------------------

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)          $9.813          $9.604          $9.170         $7.380     $10.534       $11.878
                                  (b)         $10.660         $10.563         $10.213         $9.888     $10.397       $11.759

Ending AUV                        (a)         $10.568          $9.813          $9.604         $9.170      $7.380       $10.534
                                  (b)         $11.337         $10.660         $10.563        $10.213      $7.241       $10.397

Ending number of AUs                           25,963          25,159          37,457          9,517       1,274           771


-------------------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND: (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $12.187         $11.805         $10.820         $8.548     $11.166       $12.046
                                  (b)         $11.407         $11.187         $10.383         $9.923     $11.021       $11.925

Ending AUV                        (a)         $13.881         $12.187         $11.805        $10.820      $8.548       $11.166
                                  (b)         $12.831         $11.407         $11.187        $10.383      $8.387       $11.021

Ending number of AUs                          114,057         133,944         156,579        114,285     115,185        15,277


-------------------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND:
INTERNATIONAL VALUE PORTFOLIO (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $14.676         $13.300         $11.238         $8.358      $9.657       $10.482
                                  (b)         $13.339         $12.241         $10.473        $10.007      $9.531       $10.377

Ending AUV                        (a)         $17.742         $14.676         $13.300        $11.238      $8.358        $9.657
                                  (b)         $15.927         $13.339         $12.241        $10.473      $8.200        $9.531

Ending number of AUs                           62,189          53,934          52,715         26,278       6,117           362


-------------------------------------------------------------------------------------------------------------------------------



                                           2006            2005            2004            2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES:
CAPITAL INCOME FUND II (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)          $8.843          $8.437          $7.784         $6.542      $8.723        $9.725
                                  (b)         $11.438         $11.050         $10.323        $10.012      $8.610        $9.627

Ending AUV                        (a)         $10.085          $8.843          $8.437         $7.784      $6.542        $8.723
                                  (b)         $12.882         $11.438         $11.050        $10.323      $6.418        $8.610

Ending number of AUs                            9,727          12,297          23,521         13,333     109,293           274

HIGH INCOME BOND FUND II (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $11.905         $11.760         $10.797         $8.959      $8.963        $9.026
                                  (b)         $10.869         $10.871         $10.107        $10.012      $8.847        $8.935

Ending AUV                        (a)         $13.009         $11.905         $11.760        $10.797      $8.959        $8.963
                                  (b)         $11.730         $10.869         $10.871        $10.107      $8.789        $8.847

Ending number of AUs                          124,669          64,569         139,997        139,518     172,560         9,333

INTERNATIONAL EQUITY FUND II  (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $13.292         $12.357         $10.986         $8.449     $11.094       $13.194
                                  (b)         $12.220         $11.503         $10.356        $10.000     $10.950       $13.061

Ending AUV                        (a)         $15.583         $13.292         $12.357        $10.986      $8.449       $11.094
                                  (b)         $14.149         $12.220         $11.503        $10.356      $8.290       $10.950

Ending number of AUs                           20,913          22,747          36,309         15,012      11,899             0

KAUFMANN FUND II (INCEPTION DATE NOVEMBER 1, 2006)
Beginning AUV                     (a)          $9.935             N/A             N/A            N/A         N/A           N/A
                                  (b)          $9.935             N/A             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $10.518             N/A             N/A            N/A         N/A           N/A
                                  (b)         $10.497             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                                0             N/A             N/A            N/A         N/A           N/A

MARKET OPPORTUNITY FUND II (INCEPTION DATE NOVEMBER 1, 2006)
Beginning AUV                     (a)         $10.009             N/A             N/A            N/A         N/A           N/A
                                  (b)         $10.009             N/A             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $10.141             N/A             N/A            N/A         N/A           N/A
                                  (b)         $10.121             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                                0             N/A             N/A            N/A         N/A           N/A

JANUS ASPEN SERIES:
GROWTH AND INCOME PORTFOLIO (INCEPTION DATE MARCH 21, 2003)
Beginning AUV                     (a)         $14.998         $13.539         $12.266        $10.227         N/A           N/A
                                  (b)         $12.340         $11.280         $10.348         $9.912         N/A           N/A

Ending AUV                        (a)         $15.982         $14.998         $13.539        $12.266         N/A           N/A
                                  (b)         $12.987         $12.340         $11.280        $10.348         N/A           N/A

Ending number of AUs                           25,533          39,781          20,515          8,677         N/A           N/A

-------------------------------------------------------------------------------------------------------------------------------



                                           2006            2005            2004            2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES: (CONTINUED)
INTERNATIONAL PORTFOLIO (INCEPTION DATE MARCH 21, 2003)
Beginning AUV                     (a)         $22.093         $16.934         $14.438        $10.136         N/A           N/A
                                  (b)         $15.462         $12.000         $10.360         $9.923         N/A           N/A

Ending AUV                        (a)         $32.031         $22.093         $16.934        $14.438         N/A           N/A
                                  (b)         $22.140         $15.462         $12.000        $10.360         N/A           N/A

Ending number of AUs                           33,159          13,465           4,936             98         N/A           N/A

LARGE CAP GROWTH PORTFOLIO (INCEPTION DATE MAY 1, 2003)
Beginning AUV                     (a)         $15.623         $15.192         $14.741        $12.200         N/A           N/A
                                  (b)         $10.573         $10.410         $10.228         $9.872         N/A           N/A

Ending AUV                        (a)         $17.160         $15.623         $15.192        $14.741         N/A           N/A
                                  (b)         $11.469         $10.573         $10.410        $10.228         N/A           N/A

Ending number of AUs                           22,980          37,119          26,140         35,819         N/A           N/A

MID CAP GROWTH PORTFOLIO (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $14.328         $12.937         $10.865         $8.156     $11.477       $13.937
                                  (b)         $13.074         $11.953         $10.166         $9.900     $11.328       $13.794

Ending AUV                        (a)         $16.052         $14.328         $12.937        $10.865      $8.156       $11.477
                                  (b)         $14.466         $13.074         $11.953        $10.166      $8.001       $11.328

Ending number of AUs                           20,781          52,601          42,491         29,147      26,197         1,138

WORLDWIDE GROWTH PORTFOLIO (INCEPTION DATE MAY 1, 2003)
Beginning AUV                     (a)         $11.835         $11.337         $10.998         $8.858         N/A           N/A
                                  (b)         $10.906         $10.577         $10.367         $9.911         N/A           N/A

Ending AUV                        (a)         $13.796         $11.835         $11.337        $10.998         N/A           N/A
                                  (b)         $12.555         $10.906         $10.577        $10.367         N/A           N/A

Ending number of AUs                           13,951          16,058          22,999         40,130         N/A           N/A


-------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES INC.:
EMERGING MARKETS PORTFOLIO (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $17.566         $12.653          $9.816            N/A         N/A           N/A
                                  (b)         $17.203         $12.547          $9.815            N/A         N/A           N/A

Ending AUV                        (a)         $22.510         $17.566         $12.653            N/A         N/A           N/A
                                  (b)         $21.772         $17.203         $12.547            N/A         N/A           N/A

Ending number of AUs                           29,133          70,530           3,301            N/A         N/A           N/A

INTERNATIONAL EQUITY PORTFOLIO (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $12.321         $11.292          $9.932            N/A         N/A           N/A
                                  (b)         $12.067         $11.198          $9.930            N/A         N/A           N/A

Ending AUV                        (a)         $14.888         $12.321         $11.292            N/A         N/A           N/A
                                  (b)         $14.400         $12.067         $11.198            N/A         N/A           N/A

Ending number of AUs                           11,771           3,694           1,792            N/A         N/A           N/A




                                           2006            2005            2004            2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES INC.: (CONTINUED)
SMALL CAP PORTFOLIO (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $17.200         $16.772         $14.805        $10.941     $13.478       $12.638
                                  (b)         $11.577         $11.430         $10.217         $9.937     $13.303       $12.512

Ending AUV                        (a)         $19.687         $17.200         $16.772        $14.805     $10.941       $13.478
                                  (b)         $13.086         $11.577         $11.430        $10.217     $10.735       $13.303

Ending number of AUs                           27,624          42,512          59,010         62,123      60,966        53,279

US STRATEGIC EQUITY PORTFOLIO (FORMERLY LAZARD RETIREMENT EQUITY) (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $11.915         $11.687         $10.602         $8.670     $10.498       $11.548
                                  (b)         $11.338         $11.261         $10.344         $9.924     $10.362       $11.433

Ending AUV                        (a)         $13.804         $11.915         $11.687        $10.602      $8.670       $10.498
                                  (b)         $12.973         $11.338         $11.261        $10.344      $8.506       $10.362

Ending number of AUs                           24,070          10,421           1,531          3,366      11,488         1,624

-------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE PORTFOLIO INC:
GLOBAL HIGH YIELD BOND FUND (INCEPTION DATE MAY 1, 2005)
Beginning AUV                     (a)         $10.551         $10.009             N/A            N/A         N/A           N/A
                                  (b)         $10.463         $10.008             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $11.512         $10.551             N/A            N/A         N/A           N/A
                                  (b)         $11.275         $10.463             N/A            N/A         N/A           N/A

Ending number of AUs                                0               0             N/A            N/A         N/A           N/A

GOVERNMENT PORTFOLIO (INCEPTION DATE MAY 1, 2005)
Beginning AUV                     (a)         $10.013          $9.999             N/A            N/A         N/A           N/A
                                  (b)          $9.929          $9.998             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $10.279         $10.013             N/A            N/A         N/A           N/A
                                  (b)         $10.067          $9.929             N/A            N/A         N/A           N/A

Ending number of AUs                                0               0             N/A            N/A         N/A           N/A

STRATEGIC BOND FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $10.724         $10.613          $9.998            N/A         N/A           N/A
                                  (b)         $10.503         $10.524          $9.997            N/A         N/A           N/A

Ending AUV                        (a)         $11.107         $10.724         $10.613            N/A         N/A           N/A
                                  (b)         $10.743         $10.503         $10.524            N/A         N/A           N/A

Ending number of AUs                           10,505           4,841           9,967            N/A         N/A           N/A

LORD ABBETT SERIES FUND, INC. :
AMERICA'S VALUE PORTFOLIO (INCEPTION DATE MAY 1, 2003)
Beginning AUV                     (a)         $14.358         $14.029         $12.215        $10.000         N/A           N/A
                                  (b)         $11.915         $11.788         $10.394         $9.974         N/A           N/A

Ending AUV                        (a)         $16.219         $14.358         $14.029        $12.215         N/A           N/A
                                  (b)         $13.294         $11.915         $11.788        $10.394         N/A           N/A

Ending number of AUs                           40,857          40,580          38,348          6,237         N/A           N/A

-------------------------------------------------------------------------------------------------------------------------------



                                           2006            2005            2004            2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC. : (CONTINUED)
GROWTH AND INCOME PORTFOLIO (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $15.437         $15.162         $13.649        $10.565     $13.071       $13.617
                                  (b)         $11.528         $11.464         $10.451         $9.949     $12.902       $13.481

Ending AUV                        (a)         $17.852         $15.437         $15.162        $13.649     $10.565       $13.071
                                  (b)         $13.166         $11.528         $11.464        $10.451     $10.365       $12.902

Ending number of AUs                           75,327          96,974         100,986         59,789      58,045         2,516

-------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
FASCIANO PORTFOLIO (INCEPTION DATE MAY 1, 2003)
Beginning AUV                     (a)         $14.038         $13.835         $12.541        $10.040         N/A           N/A
                                  (b)         $11.112         $11.088         $10.177         $9.917         N/A           N/A

Ending AUV                        (a)         $14.571         $14.038         $13.835        $12.541         N/A           N/A
                                  (b)         $11.390         $11.112         $11.088        $10.177         N/A           N/A

Ending number of AUs                            2,868           3,241           7,637          1,487         N/A           N/A

LEHMAN BROTHERS HIGH INCOME BOND PORTFOLIO (FORMERLY HIGH INCOME BOND PORTFOLIO) (INCEPTION DATE MAY 1, 2005)
Beginning AUV                     (a)         $10.322          $9.999             N/A            N/A         N/A           N/A
                                  (b)         $10.236          $9.998             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $10.939         $10.322             N/A            N/A         N/A           N/A
                                  (b)         $10.713         $10.236             N/A            N/A         N/A           N/A

Ending number of AUs                            1,129             389             N/A            N/A         N/A           N/A

LEHMAN BROTHERS SHORT DURATION BON PORTFOLIO (FORMERLY LIMITED MATURITY BOND PORTFOLIO) (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $12.058         $12.053         $12.129        $12.009     $11.561       $11.219
                                  (b)          $9.713          $9.832         $10.018        $10.015     $11.411       $11.107

Ending AUV                        (a)         $12.390         $12.058         $12.053        $12.129     $12.009       $11.561
                                  (b)          $9.858          $9.713          $9.832        $10.018     $11.783       $11.411

Ending number of AUs                           37,692          47,601          43,985         28,162      48,996        48,165

MID CAP GROWTH PORTFOLIO (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)          $9.746          $8.689          $7.577         $5.999      $8.610        $9.889
                                  (b)         $12.687         $11.453         $10.112         $9.854      $8.575        $9.879

Ending AUV                        (a)         $11.023          $9.746          $8.689         $7.577      $5.999        $8.610
                                  (b)         $14.172         $12.687         $11.453        $10.112      $5.939        $8.575

Ending number of AUs                           13,049          31,063          45,930         24,505       7,051         9,554

PARTNERS PORTFOLIO (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $13.786         $11.843         $10.095         $7.578     $10.131       $10.499
                                  (b)         $13.722         $11.935         $10.302         $9.926      $9.999       $10.394

Ending AUV                        (a)         $15.259         $13.786         $11.843        $10.095      $7.578       $10.131
                                  (b)         $15.000         $13.722         $11.935        $10.302      $7.435        $9.999

Ending number of AUs                           24,120          28,480          27,589         10,053       1,546             0



                                           2006            2005            2004            2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (CONTINUED)
REGENCY PORTFOLIO (INCEPTION DATE MAY 1, 2003)
Beginning AUV                     (a)         $17.368         $15.725         $13.033        $10.010         N/A           N/A
                                  (b)         $13.313         $12.205         $10.243         $9.957         N/A           N/A

Ending AUV                        (a)         $19.039         $17.368         $15.725        $13.033         N/A           N/A
                                  (b)         $14.414         $13.313         $12.205        $10.243         N/A           N/A

Ending number of AUs                            8,297           7,282          18,790            389         N/A           N/A

SOCIALLY RESPONSIVE PORTFOLIO (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $11.902         $11.295         $10.015            N/A         N/A           N/A
                                  (b)         $11.656         $11.200         $10.013            N/A         N/A           N/A

Ending AUV                        (a)         $13.345         $11.902         $11.295            N/A         N/A           N/A
                                  (b)         $12.908         $11.656         $11.200            N/A         N/A           N/A

Ending number of AUs                            2,717           4,814               0            N/A         N/A           N/A

-------------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST:
ALL ASSET FUND (INCEPTION DATE MAY 1, 2006)
Beginning AUV                (a)               $9.973             N/A             N/A            N/A         N/A           N/A
                             (b)               $9.972             N/A             N/A            N/A         N/A           N/A

Ending AUV                   (a)              $10.383             N/A             N/A            N/A         N/A           N/A
                             (b)              $10.296             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                            1,995             N/A             N/A            N/A         N/A           N/A

COMMODITYREALRETURN STRATEGY FUND (INCEPTION DATE MAY 1, 2006)
Beginning AUV                (a)              $10.104             N/A             N/A            N/A         N/A           N/A
                             (b)              $10.103             N/A             N/A            N/A         N/A           N/A

Ending AUV                   (a)               $9.516             N/A             N/A            N/A         N/A           N/A
                             (b)               $9.436             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                                0             N/A             N/A            N/A         N/A           N/A

EMERGING MARKETS BOND FUND (INCEPTION DATE MAY 1, 2006)
Beginning AUV                (a)               $9.978             N/A             N/A            N/A         N/A           N/A
                             (b)               $9.977             N/A             N/A            N/A         N/A           N/A

Ending AUV                   (a)              $10.733             N/A             N/A            N/A         N/A           N/A
                             (b)              $10.643             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                           77,010             N/A             N/A            N/A         N/A           N/A



                                           2006            2005            2004            2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST: (CONTINUED)
FOREIGN BOND US DOLLAR-HEDGED FUND (INCEPTION DATE MAY 1, 2006)
Beginning AUV                (a)              $10.009             N/A             N/A            N/A         N/A           N/A
                             (b)              $10.008             N/A             N/A            N/A         N/A           N/A

Ending AUV                   (a)              $10.234             N/A             N/A            N/A         N/A           N/A
                             (b)              $10.148             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                              216             N/A             N/A            N/A         N/A           N/A

GLOBAL BOND UNHEDGED FUND (INCEPTION DATE MAY 1, 2006)
Beginning AUV                (a)              $10.000             N/A             N/A            N/A         N/A           N/A
                             (b)               $9.999             N/A             N/A            N/A         N/A           N/A

Ending AUV                   (a)              $10.161             N/A             N/A            N/A         N/A           N/A
                             (b)              $10.076             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                            8,494             N/A             N/A            N/A         N/A           N/A

HIGH YIELD FUND (INCEPTION DATE MAY 1, 2006)
Beginning AUV                (a)               $9.989             N/A             N/A            N/A         N/A           N/A
                             (b)               $9.988             N/A             N/A            N/A         N/A           N/A

Ending AUV                   (a)              $10.529             N/A             N/A            N/A         N/A           N/A
                             (b)              $10.441             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                           13,302             N/A             N/A            N/A         N/A           N/A

LONG TERM US GOVERNMENT FUND (INCEPTION DATE NOVEMBER 1, 2006)
Beginning AUV                (a)              $10.047             N/A             N/A            N/A         N/A           N/A
                             (b)              $10.047             N/A             N/A            N/A         N/A           N/A

Ending AUV                   (a)               $9.919             N/A             N/A            N/A         N/A           N/A
                             (b)               $9.899             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                                0             N/A             N/A            N/A         N/A           N/A

LOW DURATION FUND (INCEPTION DATE NOVEMBER 1, 2006)
Beginning AUV                (a)              $10.011             N/A             N/A            N/A         N/A           N/A
                             (b)              $10.010             N/A             N/A            N/A         N/A           N/A

Ending AUV                   (a)              $10.029             N/A             N/A            N/A         N/A           N/A
                             (b)              $10.009             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                                0             N/A             N/A            N/A         N/A           N/A

MONEY MARKET FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $10.110          $9.976          $9.999            N/A         N/A           N/A
                                  (b)          $9.901          $9.892          $9.998            N/A         N/A           N/A

Ending AUV                        (a)         $10.430         $10.110          $9.976            N/A         N/A           N/A
                                  (b)         $10.088          $9.901          $9.892            N/A         N/A           N/A

Ending number of AUs                           36,178          22,860          11,350            N/A         N/A           N/A

REAL RETURN FUND (INCEPTION DATE MAY 1, 2003)
Beginning AUV                     (a)         $11.370         $11.294         $10.516        $10.035         N/A           N/A
                                  (b)         $10.594         $10.655         $10.046        $10.104         N/A           N/A

Ending AUV                        (a)         $11.292         $11.370         $11.294        $10.516         N/A           N/A
                                  (b)         $10.391         $10.594         $10.655        $10.046         N/A           N/A

Ending number of AUs                           74,443          64,460          51,147          6,985         N/A           N/A



                                           2006            2005            2004            2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST: (CONTINUED)
REALESTATEREALRETURN STRATEGY FUND (INCEPTION DATE MAY 1, 2006)
Beginning AUV                (a)               $9.823             N/A             N/A            N/A         N/A           N/A
                             (b)               $9.822             N/A             N/A            N/A         N/A           N/A

Ending AUV                   (a)              $11.853             N/A             N/A            N/A         N/A           N/A
                             (b)              $11.754             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                            2,187             N/A             N/A            N/A         N/A           N/A

SHORT TERM FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $10.120         $10.011         $10.000            N/A         N/A           N/A
                                  (b)          $9.911          $9.927          $9.998            N/A         N/A           N/A

Ending AUV                        (a)         $10.407         $10.120         $10.011            N/A         N/A           N/A
                                  (b)         $10.065          $9.911          $9.927            N/A         N/A           N/A

Ending number of AUs                           39,388          24,581           2,406            N/A         N/A           N/A

STOCKPLUS TOTAL RETURN FUND (INCEPTION DATE MAY 1, 2006)
Beginning AUV                (a)               $9.904             N/A             N/A            N/A         N/A           N/A
                             (b)               $9.903             N/A             N/A            N/A         N/A           N/A

Ending AUV                   (a)              $10.932             N/A             N/A            N/A         N/A           N/A
                             (b)              $10.841             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                                0             N/A             N/A            N/A         N/A           N/A

TOTAL RETURN FUND (INCEPTION DATE MAY 1, 2003)
Beginning AUV                     (a)         $10.566         $10.458         $10.112        $10.010         N/A           N/A
                                  (b)         $10.277         $10.301         $10.085        $10.069         N/A           N/A

Ending AUV                        (a)         $10.819         $10.566         $10.458        $10.112         N/A           N/A
                                  (b)         $10.394         $10.277         $10.301        $10.085         N/A           N/A

Ending number of AUs                          145,485         113,223          53,410         11,715         N/A           N/A


-------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST:
CORE BOND PORTFOLIO (INCEPTION DATE JULY 15, 2005)
Beginning AUV                     (a)          $9.977         $10.000             N/A            N/A         N/A           N/A
                                  (b)          $9.920         $10.000             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $10.197          $9.977             N/A            N/A         N/A           N/A
                                  (b)         $10.013          $9.920             N/A            N/A         N/A           N/A

Ending number of AUs                              349             336             N/A            N/A         N/A           N/A

CULLEN VALUE PORTFOLIO (INCEPTION DATE NOVEMBER 1, 2006)
Beginning AUV                     (a)          $9.935             N/A             N/A            N/A         N/A           N/A
                                  (b)          $9.935             N/A             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $10.331             N/A             N/A            N/A         N/A           N/A
                                  (b)         $10.310             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                                0             N/A             N/A            N/A         N/A           N/A



                                           2006            2005            2004            2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------


PIONEER VARIABLE CONTRACTS TRUST: (CONTINUED)
EMERGING MARKETS PORTFOLIO (INCEPTION DATE NOVEMBER 1, 2006)
Beginning AUV                     (a)         $10.036             N/A             N/A            N/A         N/A           N/A
                                  (b)         $10.035             N/A             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $11.144             N/A             N/A            N/A         N/A           N/A
                                  (b)         $11.121             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                            2,424             N/A             N/A            N/A         N/A           N/A

EQUITY INCOME PORTFOLIO (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $10.880         $10.456          $9.138         $7.579      $9.155        $9.594
                                  (b)         $12.092         $11.766         $10.413         $9.965      $9.100        $8.565

Ending AUV                        (a)         $13.103         $10.880         $10.456         $9.138      $7.579        $9.155
                                  (b)         $14.382         $12.092         $11.766        $10.413      $7.488        $9.100

Ending number of AUs                           77,150          54,199          35,182         18,431       3,630         2,426

FUND PORTFOLIO (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)          $9.708          $9.293          $8.496         $6.980      $8.766        $9.441
                                  (b)         $11.502         $11.148         $10.321         $9.922      $8.714        $9.412

Ending AUV                        (a)         $11.139          $9.708          $9.293         $8.496      $6.980        $8.766
                                  (b)         $13.034         $11.502         $11.148        $10.321      $6.896        $8.714

Ending number of AUs                           46,373          64,530          67,334          7,500       2,626         4,038

GLOBAL HIGH YIELD PORTFOLIO (INCEPTION DATE NOVEMBER 1, 2006)
Beginning AUV                     (a)         $10.012             N/A             N/A            N/A         N/A           N/A
                                  (b)         $10.012             N/A             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $10.243             N/A             N/A            N/A         N/A           N/A
                                  (b)         $10.223             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                                0             N/A             N/A            N/A         N/A           N/A

HIGH YIELD PORTFOLIO (INCEPTION DATE MAY 1, 2005)
Beginning AUV                     (a)         $10.445         $10.003             N/A            N/A         N/A           N/A
                                  (b)         $10.357         $10.002             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $11.149         $10.445             N/A            N/A         N/A           N/A
                                  (b)         $10.919         $10.357             N/A            N/A         N/A           N/A

Ending number of AUs                           58,259          91,422             N/A            N/A         N/A           N/A

INTERNATIONAL VALUE PORTFOLIO (NOVEMBER 1, 2006)
Beginning AUV                     (a)         $10.012             N/A             N/A            N/A         N/A           N/A
                                  (b)         $10.012             N/A             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $10.534             N/A             N/A            N/A         N/A           N/A
                                  (b)         $10.513             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                           27,463             N/A             N/A            N/A         N/A           N/A

MID CAP VALUE PORTFOLIO (INCEPTION DATE MAY 1, 2005)
Beginning AUV                     (a)         $10.904         $10.057             N/A            N/A         N/A           N/A
                                  (b)         $10.813         $10.056             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $12.073         $10.904             N/A            N/A         N/A           N/A
                                  (b)         $11.824         $10.813             N/A            N/A         N/A           N/A

Ending number of AUs                            7,976           7,331             N/A            N/A         N/A           N/A



                                           2006            2005            2004            2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST: (CONTINUED)
SMALL CAP VALUE PORTFOLIO (INCEPTION DATE NOVEMBER 1, 2006)
Beginning AUV                     (a)          $9.843             N/A             N/A            N/A         N/A           N/A
                                  (b)          $9.842             N/A             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $10.290             N/A             N/A            N/A         N/A           N/A
                                  (b)         $10.270             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                               49             N/A             N/A            N/A         N/A           N/A

STRATEGIC INCOME PORTFOLIO (INCEPTION DATE NOVEMBER 1, 2006)
Beginning AUV                     (a)         $10.019             N/A             N/A            N/A         N/A           N/A
                                  (b)         $10.019             N/A             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $10.098             N/A             N/A            N/A         N/A           N/A
                                  (b)         $10.077             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                                0             N/A             N/A            N/A         N/A           N/A

-------------------------------------------------------------------------------------------------------------------------------

ROYCE CAPITAL FUND
MICRO-CAP PORTFOLIO (INCEPTION DATE MAY 1, 2003)
Beginning AUV                     (a)         $18.234         $16.567         $14.758        $10.052         N/A           N/A
                                  (b)         $12.250         $11.270         $10.166         $9.973         N/A           N/A

Ending AUV                        (a)         $21.770         $18.234         $16.567        $14.758         N/A           N/A
                                  (b)         $14.445         $12.250         $11.270        $10.166         N/A           N/A

Ending number of AUs                           31,103          38,891          36,680          9,897         N/A           N/A

SMALL-CAP PORTFOLIO (INCEPTION DATE MAY 1, 2003)
Beginning AUV                     (a)         $18.373         $17.163         $13.929         $9.982         N/A           N/A
                                  (b)         $13.078         $12.369         $10.166         $9.974         N/A           N/A

Ending AUV                        (a)         $20.939         $18.373         $17.163        $13.929         N/A           N/A
                                  (b)         $14.720         $13.078         $12.369        $10.166         N/A           N/A

Ending number of AUs                           46,655          78,055          71,311         14,108         N/A           N/A


-------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:
CLS ADVISORONE AMERIGO FUND (INCEPTION DATE MAY 1, 2005)
Beginning AUV                     (a)         $11.267         $10.041             N/A            N/A         N/A           N/A
                                  (b)         $11.173         $10.040             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $12.481         $11.267             N/A            N/A         N/A           N/A
                                  (b)         $12.224         $11.173             N/A            N/A         N/A           N/A

Ending number of AUs                           41,282           2,799             N/A            N/A         N/A           N/A

CLS ADVISORONE CLERMONT FUND (INCEPTION DATE MAY 1, 2005)
Beginning AUV                     (a)         $10.527         $10.027             N/A            N/A         N/A           N/A
                                  (b)         $10.439         $10.026             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $11.250         $10.527             N/A            N/A         N/A           N/A
                                  (b)         $11.018         $10.439             N/A            N/A         N/A           N/A

Ending number of AUs                                0               0             N/A            N/A         N/A           N/A




                                           2006            2005            2004            2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------


RYDEX VARIABLE TRUST: (CONTINUED)
ABSOLUTE RETURN STRATEGIES FUND (INCEPTION DATE FEBRUARY 3, 2006)
Beginning AUV                     (a)          $9.996             N/A             N/A            N/A         N/A           N/A
                                  (b)          $9.995             N/A             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $10.301             N/A             N/A            N/A         N/A           N/A
                                  (b)         $10.185             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                              826             N/A             N/A            N/A         N/A           N/A

BANKING FUND (INCEPTION MAY 1, 2004)
Beginning AUV                     (a)         $11.100         $11.576         $10.096            N/A         N/A           N/A
                                  (b)         $10.871         $11.479         $10.094            N/A         N/A           N/A

Ending AUV                        (a)         $12.177         $11.100         $11.576            N/A         N/A           N/A
                                  (b)         $11.778         $10.871         $11.479            N/A         N/A           N/A

Ending number of AUs                            4,753             397             108            N/A         N/A           N/A

BASIC MATERIALS FUND (INCEPTION MAY 1, 2004)
Beginning AUV                     (a)         $12.688         $12.367          $9.969            N/A         N/A           N/A
                                  (b)         $12.426         $12.264          $9.967            N/A         N/A           N/A

Ending AUV                        (a)         $15.302         $12.688         $12.367            N/A         N/A           N/A
                                  (b)         $14.800         $12.426         $12.264            N/A         N/A           N/A

Ending number of AUs                           19,970          81,012           4,436            N/A         N/A           N/A

BIOTECHNOLOGY FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $10.095          $9.250          $9.795            N/A         N/A           N/A
                                  (b)          $9.886          $9.172          $9.794            N/A         N/A           N/A

Ending AUV                        (a)          $9.624         $10.095          $9.250            N/A         N/A           N/A
                                  (b)          $9.308          $9.886          $9.172            N/A         N/A           N/A

Ending number of AUs                              945          71,575           1,998            N/A         N/A           N/A

COMMODITIES STRATEGY FUND (FORMERLY COMMODITIES FUND) (INCEPTION DATE OCTOBER 21, 2005)
Beginning AUV                     (a)          $9.635         $10.048             N/A            N/A         N/A           N/A
                                  (b)          $9.612         $10.047             N/A            N/A         N/A           N/A

Ending AUV                        (a)          $7.803          $9.635             N/A            N/A         N/A           N/A
                                  (b)          $7.688          $9.612             N/A            N/A         N/A           N/A

Ending Number of AUs                               97           2,048             N/A            N/A         N/A           N/A

CONSUMER PRODUCTS FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $10.218         $10.403         $10.096            N/A         N/A           N/A
                                  (b)         $10.007         $10.315         $10.095            N/A         N/A           N/A

Ending AUV                        (a)         $11.832         $10.218         $10.403            N/A         N/A           N/A
                                  (b)         $11.444         $10.007         $10.315            N/A         N/A           N/A

Ending number of AUs                            1,218           7,291             327            N/A         N/A           N/A

DYNAMIC DOW FUND (INCEPTION DATE JULY 15, 2004)
Beginning AUV                     (a)         $10.471         $11.038          $9.918            N/A         N/A           N/A
                                  (b)         $10.286         $10.980          $9.918            N/A         N/A           N/A

Ending AUV                        (a)         $13.479         $10.471         $11.038            N/A         N/A           N/A
                                  (b)         $13.078         $10.286         $10.980            N/A         N/A           N/A

Ending number of AUs                           26,511             125             469            N/A         N/A           N/A



                                           2006            2005            2004            2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)
DYNAMIC OTC FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $11.581         $12.111          $9.767            N/A         N/A           N/A
                                  (b)         $11.341         $12.009          $9.766            N/A         N/A           N/A

Ending AUV                        (a)         $11.975         $11.581         $12.111            N/A         N/A           N/A
                                  (b)         $11.582         $11.341         $12.009            N/A         N/A           N/A

Ending number of AUs                           22,063          88,383          34,512            N/A         N/A           N/A

DYNAMIC RUSSELL 2000 FUND (INCEPTION DATE NOVEMBER 1, 2006)
Beginning AUV                     (a)          $9.620             N/A             N/A            N/A         N/A           N/A
                                  (b)          $9.620             N/A             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $10.374             N/A             N/A            N/A         N/A           N/A
                                  (b)         $10.353             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                           29,861             N/A             N/A            N/A         N/A           N/A

DYNAMIC S&P 500 FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $11.784         $11.559         $10.054            N/A         N/A           N/A
                                  (b)         $11.541         $11.462         $10.053            N/A         N/A           N/A

Ending AUV                        (a)         $14.375         $11.784         $11.559            N/A         N/A           N/A
                                  (b)         $13.904         $11.541         $11.462            N/A         N/A           N/A

Ending number of AUs                           44,016          93,975             120            N/A         N/A           N/A

DYNAMIC STRENGTHENING DOLLAR FUND (INCEPTION DATE OCTOBER 21, 2005)
Beginning AUV                     (a)         $10.350         $10.120             N/A            N/A         N/A           N/A
                                  (b)         $10.324         $10.120             N/A            N/A         N/A           N/A

Ending AUV                        (a)          $9.122         $10.350             N/A            N/A         N/A           N/A
                                  (b)          $8.987         $10.324             N/A            N/A         N/A           N/A

Ending Number of AUs                                0               0             N/A            N/A         N/A           N/A

DYNAMIC WEAKENING DOLLAR FUND (INCEPTION DATE JULY 15, 2005)
Beginning AUV                     (a)          $9.659          $9.880             N/A            N/A         N/A           N/A
                                  (b)          $9.635          $9.880             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $11.117          $9.659             N/A            N/A         N/A           N/A
                                  (b)         $10.953          $9.635             N/A            N/A         N/A           N/A

Ending Number of AUs                            1,383               0             N/A            N/A         N/A           N/A

ELECTRONICS FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)          $9.319          $9.098          $9.740            N/A         N/A           N/A
                                  (b)          $9.126          $9.021          $9.739            N/A         N/A           N/A

Ending AUV                        (a)          $9.418          $9.319          $9.098            N/A         N/A           N/A
                                  (b)          $9.109          $9.126          $9.021            N/A         N/A           N/A

Ending number of AUs                           14,607          40,698           1,957            N/A         N/A           N/A

ENERGY FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $16.525         $12.095         $10.225            N/A         N/A           N/A
                                  (b)         $16.184         $11.994         $10.223            N/A         N/A           N/A

Ending AUV                        (a)         $18.239         $16.525         $12.095            N/A         N/A           N/A
                                  (b)         $17.641         $16.184         $11.994            N/A         N/A           N/A

Ending number of AUs                           64,362          88,360          38,919            N/A         N/A           N/A



                                           2006            2005            2004            2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)
ENERGY SERVICES FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $17.674         $12.085         $10.174            N/A         N/A           N/A
                                  (b)         $17.309         $11.984         $10.173            N/A         N/A           N/A

Ending AUV                        (a)         $19.343         $17.674         $12.085            N/A         N/A           N/A
                                  (b)         $18.709         $17.309         $11.984            N/A         N/A           N/A

Ending number of AUs                           44,554          67,836          36,994            N/A         N/A           N/A

ESSENTIAL PORTFOLIO AGGRESSIVE FUND (NOVEMBER 1, 2006)
Beginning AUV                     (a)          $9.908             N/A             N/A            N/A         N/A           N/A
                                  (b)          $9.907             N/A             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $10.275             N/A             N/A            N/A         N/A           N/A
                                  (b)         $10.254             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                                0             N/A             N/A            N/A         N/A           N/A

ESSENTIAL PORTFOLIO CONSERVATIVE FUND (NOVEMBER 1, 2006)
Beginning AUV                     (a)          $9.984             N/A             N/A            N/A         N/A           N/A
                                  (b)          $9.983             N/A             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $10.115             N/A             N/A            N/A         N/A           N/A
                                  (b)         $10.095             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                                0             N/A             N/A            N/A         N/A           N/A

ESSENTIAL PORTFOLIO MODERATE FUND (NOVEMBER 1, 2006)
Beginning AUV                     (a)          $9.952             N/A             N/A            N/A         N/A           N/A
                                  (b)          $9.951             N/A             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $10.263             N/A             N/A            N/A         N/A           N/A
                                  (b)         $10.242             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                                0             N/A             N/A            N/A         N/A           N/A

EUROPE ADVANTAGE FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $12.625         $12.038         $10.113            N/A         N/A           N/A
                                  (b)         $12.365         $11.937         $10.111            N/A         N/A           N/A

Ending AUV                        (a)         $16.124         $12.625         $12.038            N/A         N/A           N/A
                                  (b)         $15.596         $12.365         $11.937            N/A         N/A           N/A

Ending number of AUs                           18,552           3,380             108            N/A         N/A           N/A

FINANCIAL SERVICES FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $11.692         $11.469         $10.048            N/A         N/A           N/A
                                  (b)         $11.451         $11.373         $10.047            N/A         N/A           N/A

Ending AUV                        (a)         $13.460         $11.692         $11.469            N/A         N/A           N/A
                                  (b)         $13.018         $11.451         $11.373            N/A         N/A           N/A

Ending number of AUs                           15,511          17,185           2,250            N/A         N/A           N/A

GOVERNMENT LONG BOND ADVANTAGE FUND (INCEPTION DATE MAY 1, 2003)
Beginning AUV                     (a)         $10.979         $10.336          $9.668         $9.985         N/A           N/A
                                  (b)         $11.275         $10.747         $10.179        $10.221         N/A           N/A

Ending AUV                        (a)         $10.487         $10.979         $10.336         $9.668         N/A           N/A
                                  (b)         $10.636         $11.275         $10.747        $10.179         N/A           N/A

Ending number of AUs                           24,151           5,537           6,762            916         N/A           N/A



                                           2006            2005            2004            2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------


RYDEX VARIABLE TRUST: (CONTINUED)
HEALTH CARE FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $10.975         $10.059         $10.065            N/A         N/A           N/A
                                  (b)         $10.748          $9.974         $10.064            N/A         N/A           N/A

Ending AUV                        (a)         $11.376         $10.975         $10.059            N/A         N/A           N/A
                                  (b)         $11.003         $10.748          $9.974            N/A         N/A           N/A

Ending number of AUs                           37,625          16,907             865            N/A         N/A           N/A

HEDGED EQUITY FUND (INCEPTION DATE FEBRUARY 3, 2006)
Beginning AUV                     (a)          $9.996             N/A             N/A            N/A         N/A           N/A
                                  (b)          $9.995             N/A             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $10.276             N/A             N/A            N/A         N/A           N/A
                                  (b)         $10.161             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                               71             N/A             N/A            N/A         N/A           N/A

INTERNET FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $10.882         $11.189          $9.793            N/A         N/A           N/A
                                  (b)         $10.657         $11.095          $9.791            N/A         N/A           N/A

Ending AUV                        (a)         $11.772         $10.882         $11.189            N/A         N/A           N/A
                                  (b)         $11.386         $10.657         $11.095            N/A         N/A           N/A

Ending number of AUs                            1,867          36,660           1,903            N/A         N/A           N/A

INVERSE DYNAMIC DOW FUND (INCEPTION DATE JULY 15, 2004)
Beginning AUV                     (a)          $8.730          $8.711         $10.077            N/A         N/A           N/A
                                  (b)          $8.576          $8.665         $10.077            N/A         N/A           N/A

Ending AUV                        (a)          $6.735          $8.730          $8.711            N/A         N/A           N/A
                                  (b)          $6.534          $8.576          $8.665            N/A         N/A           N/A

Ending number of AUs                          300,092              68              94            N/A         N/A           N/A

INVERSE GOVERNMENT LONG BOND FUND (INCEPTION DATE MAY 1, 2003)
Beginning AUV                     (a)          $8.096          $8.664          $9.835        $10.000         N/A           N/A
                                  (b)          $7.839          $8.494          $9.764         $9.787         N/A           N/A

Ending AUV                        (a)          $8.631          $8.096          $8.664         $9.835         N/A           N/A
                                  (b)          $8.253          $7.839          $8.494         $9.764         N/A           N/A

Ending number of AUs                           18,166           3,458           7,527            977         N/A           N/A

INVERSE MID-CAP FUND (INCEPTION DATE JULY 15, 2004)
Beginning AUV                     (a)          $7.918          $8.743          $9.942            N/A         N/A           N/A
                                  (b)          $7.778          $8.696          $9.942            N/A         N/A           N/A

Ending AUV                        (a)          $7.509          $7.918          $8.743            N/A         N/A           N/A
                                  (b)          $7.286          $7.778          $8.696            N/A         N/A           N/A

Ending number of AUs                            7,084               0               0            N/A         N/A           N/A

INVERSE OTC FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)          $8.622          $8.634         $10.109            N/A         N/A           N/A
                                  (b)          $8.444          $8.561         $10.108            N/A         N/A           N/A

Ending AUV                        (a)          $8.383          $8.622          $8.634            N/A         N/A           N/A
                                  (b)          $8.108          $8.444          $8.561            N/A         N/A           N/A

Ending number of AUs                            1,964          31,928           1,425            N/A         N/A           N/A


                                           2006            2005            2004            2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)
INVERSE RUSSELL 2000 FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)          $8.086          $8.458          $9.964            N/A         N/A           N/A
                                  (b)          $7.944          $8.414          $9.964            N/A         N/A           N/A

Ending AUV                        (a)          $7.021          $8.086          $8.458            N/A         N/A           N/A
                                  (b)          $6.812          $7.944          $8.414            N/A         N/A           N/A

Ending number of AUs                          154,507          47,724               0            N/A         N/A           N/A

INVERSE S&P 500 FUND (INCEPTION DATE MAY 1, 2003)
Beginning AUV                     (a)          $6.948          $7.100          $8.019         $9.985         N/A           N/A
                                  (b)          $8.124          $8.407          $9.614        $10.066         N/A           N/A

Ending AUV                        (a)          $6.337          $6.948          $7.100         $8.019         N/A           N/A
                                  (b)          $7.318          $8.124          $8.407         $9.614         N/A           N/A

Ending number of AUs                            9,132           8,979           9,346          8,868         N/A           N/A

JAPAN ADVANTAGE FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $12.246         $10.318          $9.875            N/A         N/A           N/A
                                  (b)         $11.993         $10.232          $9.873            N/A         N/A           N/A

Ending AUV                        (a)         $12.696         $12.246         $10.318            N/A         N/A           N/A
                                  (b)         $12.280         $11.993         $10.232            N/A         N/A           N/A

Ending number of AUs              (a)          71,508          48,699           2,481            N/A         N/A           N/A

LARGE-CAP GROWTH FUND (INCEPTION DATE JULY 15, 2004)
Beginning AUV                     (a)         $10.528         $10.490          $9.955            N/A         N/A           N/A
                                  (b)         $10.342         $10.434          $9.955            N/A         N/A           N/A

Ending AUV                        (a)         $10.943         $10.528         $10.490            N/A         N/A           N/A
                                  (b)         $10.617         $10.342         $10.434            N/A         N/A           N/A

Ending number of AUs                           39,241          11,506             228            N/A         N/A           N/A

LARGE-CAP VALUE FUND (INCEPTION DATE JULY 15, 2004)
Beginning AUV                     (a)         $11.474         $11.168          $9.964            N/A         N/A           N/A
                                  (b)         $11.272         $11.109          $9.964            N/A         N/A           N/A

Ending AUV                        (a)         $13.314         $11.474         $11.168            N/A         N/A           N/A
                                  (b)         $12.917         $11.272         $11.109            N/A         N/A           N/A

Ending number of AUs                           96,086           4,164               0            N/A         N/A           N/A

LEISURE FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $10.794         $11.507         $10.021            N/A         N/A           N/A
                                  (b)         $10.571         $11.410         $10.020            N/A         N/A           N/A

Ending AUV                        (a)         $13.143         $10.794         $11.507            N/A         N/A           N/A
                                  (b)         $12.712         $10.571         $11.410            N/A         N/A           N/A

Ending number of AUs                           25,748           9,051             442            N/A         N/A           N/A

MID CAP ADVANTAGE FUND (INCEPTION DATE MAY 1, 2003)
Beginning AUV                     (a)         $20.086         $17.856         $14.826        $10.000         N/A           N/A
                                  (b)         $13.475         $12.129         $10.198         $9.867         N/A           N/A

Ending AUV                        (a)         $21.880         $20.086         $17.856        $14.826         N/A           N/A
                                  (b)         $14.497         $13.475         $12.129        $10.198         N/A           N/A

Ending number of AUs                           13,754           9,793          31,581            788         N/A           N/A


                                           2006            2005            2004            2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)
MID-CAP GROWTH FUND (INCEPTION DATE JULY 15, 2004)
Beginning AUV                     (a)         $12.158         $11.061         $10.057            N/A         N/A           N/A
                                  (b)         $11.944         $11.003         $10.057            N/A         N/A           N/A

Ending AUV                        (a)         $12.365         $12.158         $11.061            N/A         N/A           N/A
                                  (b)         $11.997         $11.944         $11.003            N/A         N/A           N/A

Ending number of AUs                            6,559          15,025              72            N/A         N/A           N/A

MID-CAP VALUE FUND (INCEPTION DATE JULY 15, 2004)
Beginning AUV                     (a)         $12.092         $11.320         $10.040            N/A         N/A           N/A
                                  (b)         $11.879         $11.260         $10.040            N/A         N/A           N/A

Ending AUV                        (a)         $13.960         $12.092         $11.320            N/A         N/A           N/A
                                  (b)         $13.545         $11.879         $11.260            N/A         N/A           N/A

Ending number of AUs                           80,800           1,751             322            N/A         N/A           N/A

MULTI-CAP CORE EQUITY FUND (INCEPTION DATE FEBRUARY 3, 2006)
Beginning AUV                     (a)          $9.973             N/A             N/A            N/A         N/A           N/A
                                  (b)          $9.972             N/A             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $10.892             N/A             N/A            N/A         N/A           N/A
                                  (b)         $10.770             N/A             N/A            N/A         N/A           N/A

Ending number of AUs                           17,368             N/A             N/A            N/A         N/A           N/A

NOVA FUND (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $11.498         $11.214          $9.922         $7.229     $11.405       $13.201
                                  (b)         $11.890         $11.743         $10.520         $9.868     $11.291       $13.108

Ending AUV                        (a)         $13.523         $11.498         $11.214         $9.922      $7.229       $11.405
                                  (b)         $13.812         $11.890         $11.743        $10.520      $7.113       $11.291

Ending number of AUs                           22,986          19,632          15,780         23,877      14,823        21,041

OTC FUND (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $14.039         $14.079         $13.058         $9.106     $15.102       $17.973
                                  (b)         $10.701         $10.867         $10.205         $9.821     $14.951       $17.847

Ending AUV                        (a)         $14.643         $14.039         $14.079        $13.058      $9.106       $15.102
                                  (b)         $11.024         $10.701         $10.867        $10.205      $8.960       $14.951

Ending number of AUs                            2,829          11,880          55,438         32,248      28,750        12,368

PRECIOUS METALS FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $13.658         $11.457          $9.998            N/A         N/A           N/A
                                  (b)         $13.375         $11.361          $9.997            N/A         N/A           N/A

Ending AUV                        (a)         $16.354         $13.658         $11.457            N/A         N/A           N/A
                                  (b)         $15.818         $13.375         $11.361            N/A         N/A           N/A

Ending number of AUs                           43,823          13,767           2,131            N/A         N/A           N/A

REAL ESTATE FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $14.129         $13.372         $10.091            N/A         N/A           N/A
                                  (b)         $13.838         $13.260         $10.090            N/A         N/A           N/A

Ending AUV                        (a)         $18.215         $14.129         $13.372            N/A         N/A           N/A
                                  (b)         $17.618         $13.838         $13.260            N/A         N/A           N/A

Ending number of AUs                           15,958          10,386          31,657            N/A         N/A           N/A


                                           2006            2005            2004            2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)
RETAILING FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $11.093         $10.665          $9.991            N/A         N/A           N/A
                                  (b)         $10.864         $10.575          $9.990            N/A         N/A           N/A

Ending AUV                        (a)         $12.041         $11.093         $10.665            N/A         N/A           N/A
                                  (b)         $11.647         $10.864         $10.575            N/A         N/A           N/A

Ending number of AUs                            4,291               0               0            N/A         N/A           N/A

RUSSELL 2000 ADVANTAGE FUND (INCEPTION DATE MAY 1, 2003)
Beginning AUV                     (a)         $20.012         $19.529         $15.818        $10.014         N/A           N/A
                                  (b)         $12.753         $12.601         $10.336         $9.849         N/A           N/A

Ending AUV                        (a)         $23.849         $20.012         $19.529        $15.818         N/A           N/A
                                  (b)         $15.010         $12.753         $12.601        $10.336         N/A           N/A

Ending number of AUs                           24,504          30,431          46,929         13,941         N/A           N/A

SECTOR ROTATION FUND (INCEPTION DATE MAY 1, 2003)
Beginning AUV                     (a)         $15.300         $13.644         $12.498        $10.024         N/A           N/A
                                  (b)         $12.170         $10.989         $10.193         $9.858         N/A           N/A

Ending AUV                        (a)         $16.806         $15.300         $13.644        $12.498         N/A           N/A
                                  (b)         $13.202         $12.170         $10.989        $10.193         N/A           N/A

Ending number of AUs                            9,281           8,768           4,514            287         N/A           N/A

SMALL-CAP GROWTH FUND (INCEPTION DATE JULY 15, 2004)
Beginning AUV                     (a)         $12.076         $11.531         $10.056            N/A         N/A           N/A
                                  (b)         $11.863         $11.470         $10.056            N/A         N/A           N/A

Ending AUV                        (a)         $12.829         $12.076         $11.531            N/A         N/A           N/A
                                  (b)         $12.447         $11.863         $11.470            N/A         N/A           N/A

Ending number of AUs                           63,175           8,217           4,533            N/A         N/A           N/A

SMALL-CAP VALUE FUND (INCEPTION DATE JULY 15, 2004)
Beginning AUV                     (a)         $11.751         $11.498         $10.043            N/A         N/A           N/A
                                  (b)         $11.544         $11.437         $10.043            N/A         N/A           N/A

Ending AUV                        (a)         $13.813         $11.751         $11.498            N/A         N/A           N/A
                                  (b)         $13.402         $11.544         $11.437            N/A         N/A           N/A

Ending number of AUs                           28,089           9,163          33,795            N/A         N/A           N/A

TECHNOLOGY FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $10.639         $10.463          $9.844            N/A         N/A           N/A
                                  (b)         $10.419         $10.375          $9.843            N/A         N/A           N/A

Ending AUV                        (a)         $11.109         $10.639         $10.463            N/A         N/A           N/A
                                  (b)         $10.745         $10.419         $10.375            N/A         N/A           N/A

Ending number of AUs                            1,449          32,854               0            N/A         N/A           N/A

TELECOMMUNICATIONS FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $10.803         $10.829          $9.887            N/A         N/A           N/A
                                  (b)         $10.580         $10.738          $9.885            N/A         N/A           N/A

Ending AUV                        (a)         $12.732         $10.803         $10.829            N/A         N/A           N/A
                                  (b)         $12.315         $10.580         $10.738            N/A         N/A           N/A

Ending number of AUs                            3,668          33,233           1,657            N/A         N/A           N/A



                                           2006            2005            2004            2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)
TRANSPORTATION FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $13.437         $12.561         $10.022            N/A         N/A           N/A
                                  (b)         $13.160         $12.456         $10.021            N/A         N/A           N/A

Ending AUV                        (a)         $14.229         $13.437         $12.561            N/A         N/A           N/A
                                  (b)         $13.763         $13.160         $12.456            N/A         N/A           N/A

Ending number of AUs                            9,219          19,618           5,902            N/A         N/A           N/A

U.S. GOVERNMENT MONEY MARKET FUND (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)          $9.754          $9.696          $9.810         $9.947     $10.040       $10.025
                                  (b)          $9.679          $9.742          $9.980        $10.000     $10.000       $10.014

Ending AUV                        (a)          $9.987          $9.754          $9.696         $9.810      $9.947       $10.040
                                  (b)          $9.787          $9.679          $9.742         $9.980      $9.847       $10.000

Ending number of AUs                        1,137,708         544,809         205,474         14,452      11,847        14,592

UTILITIES FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                     (a)         $12.570         $11.529         $10.058            N/A         N/A           N/A
                                  (b)         $12.310         $11.432         $10.057            N/A         N/A           N/A

Ending AUV                        (a)         $14.994         $12.570         $11.529            N/A         N/A           N/A
                                  (b)         $14.503         $12.310         $11.432            N/A         N/A           N/A

Ending number of AUs                           52,508          57,785          15,412            N/A         N/A           N/A

SELIGMAN PORTFOLIOS, INC.:
COMMUNICATIONS AND INFORMATION PORTFOLIO (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)          $5.945          $5.606          $5.129         $3.610      $5.742        $6.165
                                  (b)         $11.482         $10.965         $10.157         $9.867      $5.684        $6.121

Ending AUV                        (a)          $7.153          $5.945          $5.606         $5.129      $3.610        $5.742
                                  (b)         $13.644         $11.482         $10.965        $10.157      $3.553        $5.684

Ending number of AUs                           15,056          38,708          45,647         23,582      23,521        10,811

GLOBAL TECHNOLOGY PORTFOLIO (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)          $5.077          $4.769          $4.658         $3.472      $5.162        $5.836
                                  (b)         $10.653         $10.133         $10.022         $9.857      $5.110        $5.794

Ending AUV                        (a)          $5.893          $5.077          $4.769         $4.658      $3.472        $5.162
                                  (b)         $12.212         $10.653         $10.133        $10.022      $3.417        $5.110

Ending number of AUs                            9,327           7,501          12,461         12,489       6,542        16,216

-------------------------------------------------------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST:
VALUE PORTFOLIO (INCEPTION DATE MAY 1, 2003)
Beginning AUV                     (a)         $18.368         $16.249         $13.744        $10.000         N/A           N/A
                                  (b)         $13.346         $11.955         $10.239         $9.911         N/A           N/A

Ending AUV                        (a)         $20.971         $18.368         $16.249        $13.744         N/A           N/A
                                  (b)         $15.049         $13.346         $11.955        $10.239         N/A           N/A

Ending number of AUs                           36,441          76,590          23,795          5,404         N/A           N/A

-------------------------------------------------------------------------------------------------------------------------------



                                           2006            2005            2004            2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------


VAN ECK WORLDWIDE INSURANCE TRUST:
WORLDWIDE ABSOLUTE RETURN FUND (INCEPTION DATE MAY 1, 2003)
Beginning AUV                     (a)          $9.643          $9.759          $9.926        $10.000         N/A           N/A
                                  (b)          $9.419          $9.651          $9.941        $10.009         N/A           N/A

Ending AUV                        (a)         $10.332          $9.643          $9.759         $9.926         N/A           N/A
                                  (b)          $9.967          $9.419          $9.651         $9.941         N/A           N/A

Ending number of AUs                           35,265          35,091          11,888            847         N/A           N/A

WORLDWIDE BOND FUND (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $13.537         $14.156         $13.153        $11.288      $9.409        $9.264
                                  (b)         $10.337         $10.945         $10.298        $10.077      $9.287        $9.171

Ending AUV                        (a)         $14.214         $13.537         $14.156        $13.153     $11.288        $9.409
                                  (b)         $10.719         $10.337         $10.945        $10.298     $11.075        $9.287

Ending number of AUs                           42,494          23,907          19,659         13,359      29,626           790

WORLDWIDE EMERGING MARKETS FUND (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $17.365         $13.341         $10.747         $7.068      $7.382        $7.544
                                  (b)         $16.647         $12.949         $10.563         $9.930      $7.286        $7.468

Ending AUV                        (a)         $23.887         $17.365         $13.341        $10.747      $7.068        $7.382
                                  (b)         $22.616         $16.647         $12.949        $10.563      $6.934        $7.286

Ending number of AUs                          109,258          76,806          82,370         26,527       5,833           137

WORLDWIDE HARD ASSETS FUND (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $20.474         $13.689         $11.197         $7.827      $8.170        $8.820
                                  (b)         $18.785         $12.716         $10.533        $10.092      $8.064        $8.732

Ending AUV                        (a)         $25.135         $20.474         $13.689        $11.197      $7.827        $8.170
                                  (b)         $22.776         $18.785         $12.716        $10.533      $7.679        $8.064

Ending number of AUs                           22,720          42,580          26,071         47,307      42,563           826

WORLDWIDE REAL ESTATE FUND (INCEPTION DATE JULY 2, 2001)
Beginning AUV                     (a)         $20.322         $17.030         $12.679         $9.560     $10.150       $10.353
                                  (b)         $16.138         $13.693         $10.324         $9.992     $10.018       $10.249

Ending AUV                        (a)         $26.236         $20.322         $17.030        $12.679      $9.560       $10.150
                                  (b)         $20.577         $16.138         $13.693        $10.324      $9.379       $10.018

Ending number of AUs                           27,903          31,366          32,460         11,643       4,145         1,185

-------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VARIABLE TRUST:
DISCOVERY FUND (INCEPTION DATE APRIL, 8, 2005):
Beginning AUV                     (a)         $11.355          $9.904             N/A            N/A         N/A           N/A
                                  (b)         $11.252          $9.903             N/A            N/A         N/A           N/A

Ending AUV                        (a)         $12.838         $11.355             N/A            N/A         N/A           N/A
                                  (b)         $12.563         $11.252             N/A            N/A         N/A           N/A

Ending number of AUs                            9,401          11,513             N/A            N/A         N/A           N/A

OPPORTUNITY FUND  (INCEPTION DATE JULY 2, 2001):
Beginning AUV                     (a)         $17.478         $16.428         $14.093        $10.431     $14.455       $15.154
                                  (b)         $12.427         $11.827         $10.274         $9.935     $14.267       $15.002

Ending AUV                        (a)         $19.341         $17.478         $16.428        $14.093     $10.431       $14.455
                                  (b)         $13.582         $12.427         $11.827        $10.274     $10.234       $14.267

Ending number of AUs                           37,751          50,457          50,244         25,405      37,499         3,296


--------------------------------------------------------------------------------
                                PRIVACY NOTICE of

                    Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy                         01/2007

We take your privacy seriously. This notice describes how we treat data about our customers.

We DO NOT SELL our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:
o        The Medical Information Bureau
o        Consumer Reporting Agencies
o        Service Providers who conduct marketing services on our behalf
o        Motor Vehicle Bureaus
o        Other Data Providers

Data we collect may include:
o        Name, address, e-mail address, phone number
o        Social Security Number
o        Demographic Data
o Health data (for life insurance buyers) or other data about illness, disability or injury
o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted by law:
o        Insurance companies, agents, reinsurers
o        Group policyholders for purpose of reporting claims experience
o        Medical Laboratories and Prescription or Pharmacy Database Managers
o        Medical Information and Motor Vehicle Bureaus or similar institutions
o        A court or governmental agency when there is a lawful request
o        Law enforcement officials to prevent criminal activity and/or fraud
o        Service providers that perform marketing services for us
o        Service providers that perform administrative services for us
o        Joint Marketing Partners
o        Unaffiliated Fund Families
o        Unaffiliated Third Parties

We do not share your health data with anyone without your written consent.

We use your health data to:
o        Underwrite policies
o        Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.

You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 CORPORATE CAMPUS DRIVE, SUITE 1000
                              LOUISVILLE, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

--------------------------------------------------------------------------------

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
   General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account I
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
   Reduction or Elimination of the Contingent Deferred Sales Charge Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-STGY-SAI-I-0506) dated May 1, 2006 for this Prospectus, please complete this form, detach and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Insurance Annuity Account I fixed and variable annuity at the following address:

Name:
     ---------------------------------------------------------------------------

Mailing Address:
                ----------------------------------------------------------------

                                   Sincerely,

--------------------------------------------------------------------------------
                                   (Signature)

--------------------------------------------------------------------------------


                    Jefferson National Life Insurance Company
                                 P.O. Box 36840
                           Louisville, Kentucky 40233



(C) 2006, Jefferson National Life Insurance Company         JNL-STGY-PROS-I-0506

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2007

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account I (the "Separate Account"), dated May 1, 2007. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                       PAGE

GENERAL INFORMATION                                                     B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                 B-3

PUBLISHED RATINGS                                                       B-7

ADMINSTRATION                                                           B-7

ANNUITY PROVISIONS                                                      B-7

DISTRIBUTION                                                            B-8

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS               B-9

FINANCIAL STATEMENTS                                                    B-9

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation, and an indirect wholly-owned subsidiary of Inviva, Inc., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I:

Jefferson National Life Annuity Account I, also referred to as the "Separate Account", was established on August 23, 2000 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account I. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice.

This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $4,000 for 2007 ($5,000 if age 50 or older by the end of 2007), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $114,000 for single filers, $166,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $4,000 for 2007 ($5,000 if age 50 or older by the end of 2007). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and

(2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

            ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account I, dated May 1, 2007.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                            JEFFERSON NATIONAL LIFE
                                  INSURANCE COMPANY







                                            STATUTORY BASIS FINANCIAL STATEMENTS
                                                       AND SUPPLEMENTAL MATERIAL
                                          YEARS ENDED DECEMBER 31, 2006 AND 2005

                                              JEFFERSON NATIONAL LIFE
                                                    INSURANCE COMPANY











================================================================================
                                            STATUTORY BASIS FINANCIAL STATEMENTS
                                                       AND SUPPLEMENTAL MATERIAL
                                          YEARS ENDED DECEMBER 31, 2006 AND 2005

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                                    CONTENTS

============================================================================================

INDEPENDENT AUDITORS' REPORT                                                            3-4
STATUTORY BASIS FINANCIAL STATEMENTS:
   Statements of admitted assets, liabilities and capital and surplus                     5
   Statements of operations                                                               6
   Statements of changes in capital and surplus                                           7
   Statements of cash flows                                                               8
   Notes to statutory basis financial statements                                       9-42

INDEPENDENT AUDITORS' REPORT ON SUPPLEMENTAL MATERIAL                                    43

SUPPLEMENTAL MATERIAL:
   Selected financial data                                                            44-45
   Summary investment schedule
   Investment risk interrogatories

[BDO LOGO] BDO SELDMAN, LLP                       330 Madison Ave
           Accountants and Consultants            New York, New York 10017-5001
                                                  Telephone: 212 885-8000
                                                  Fax: 212 697-1299



INDEPENDENT AUDITORS' REPORT

Board of Directors of
   Jefferson National Life Insurance Company

We have audited the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the statutory basis financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying statutory basis financial statements are described in Note 2.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2006 and 2005 or the results of its operations or its cash flows for the years then ended.

[BDO LOGO] BDO SELDMAN, LLP
           Accountants and Consultants




However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.



/s/ BDO Seidman, LLP


Certified Public Accountants


New York, New York

March 26, 2007

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
                                                             CAPITAL AND SURPLUS
                                       (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
================================================================================

DECEMBER 31,                                                      2006             2005
-------------------------------------------------------------------------------------------
ADMITTED ASSETS
Investments and cash:
   Bonds                                                      $   450,090      $   505,107
   Preferred stock                                                 30,173           25,735
   Common stock                                                        92               68
   Mortgage loans on real estate                                    2,014                -
   Policyholder loans                                              18,371           19,369
   Cash and short-term investments                                  9,549            6,375
-------------------------------------------------------------------------------------------
      TOTAL INVESTMENTS AND CASH                                  510,289          556,654
Accrued investment income                                           8,729            6,284
Deferred taxes                                                      2,353            2,230
Amounts recoverable on reinsurance ceded                            7,014            1,380
Receivable on securities lending collateral                         6,221           18,650
Other admitted assets                                                 499            6,709
Separate account assets                                         1,140,767        1,050,664
-------------------------------------------------------------------------------------------
      TOTAL ADMITTED ASSETS                                   $ 1,675,872      $ 1,642,571
===========================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
   Policy and contract reserves                               $   489,191      $   537,133
   Claim reserves                                                     590            1,448
   Accounts payable and accrued expenses                              288              677
   Payable on reinsurance                                           3,334                -
   Due to parent and affiliates                                     2,438            3,371
   Asset valuation reserve                                          5,090            4,923
   Interest maintenance reserve                                     1,898            3,968
   Transfers from separate accounts                               (19,032)         (25,050)
   Federal income tax payable                                           -              115
   Securities lending liability                                     6,221           18,650
   Other liabilities                                                4,023            6,186
   Separate account liabilities                                 1,140,767        1,050,664
-------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                         1,634,808        1,602,085
-------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
   Common stock, $4.80 par value, 1,065,000 shares
      authorized, 1,043,565 shares issued and outstanding           5,009            5,009
   Paid-in surplus                                                 23,991           16,490
   Unassigned surplus                                               8,004           10,355
   Special surplus funds                                            4,060            8,632
-------------------------------------------------------------------------------------------
      TOTAL CAPITAL AND SURPLUS                                    41,064           40,486
-------------------------------------------------------------------------------------------
                                                              $ 1,675,872      $ 1,642,571
===========================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF OPERATIONS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                    2006          2005
--------------------------------------------------------------------------------
REVENUES:
   Premium, annuity and other considerations            $ 148,580     $ 106,438
   Net investment income                                   27,193        28,340
   Reserve adjustment on reinsurance ceded                (14,413)      (11,402)
   Commission and expense allowances on
      reinsurance ceded                                    10,863        12,860
   Amortization of interest maintenance reserve             1,168         1,815
   Fee income                                              12,791        12,821
   Other revenues                                           5,934         5,887
--------------------------------------------------------------------------------
      TOTAL REVENUES                                      192,116       156,759
--------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
   Death and disability benefits                             (544)          753
   Annuity and surrender benefits                         230,938       181,869
   Decrease in policy and contract reserves               (45,120)       (4,572)
   Other benefits                                           5,694         5,939
   Commissions                                              9,089        10,985
   General and administrative expenses                     21,009        20,701
   Taxes, licenses and fees                                 1,043          (852)
   Net transfers from separate accounts                   (27,466)      (56,485)
   Other expenses                                            (227)          427
--------------------------------------------------------------------------------
      TOTAL BENEFITS AND EXPENSES                         194,416       158,765
--------------------------------------------------------------------------------
      LOSS FROM OPERATIONS BEFORE FEDERAL INCOME
         TAX BENEFITS AND NET REALIZED CAPITAL GAINS
         (LOSSES)                                          (2,300)       (2,006)
FEDERAL INCOME TAX BENEFITS                                  (114)         (704)
--------------------------------------------------------------------------------
      LOSS FROM OPERATIONS BEFORE NET REALIZED
         CAPITAL GAINS (LOSSES)                            (2,186)       (1,302)
NET REALIZED CAPITAL GAINS (LOSSES), NET OF TRANSFERS
   TO IMR                                                    (879)          354
--------------------------------------------------------------------------------
NET LOSS                                                $  (3,065)    $    (948)
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                            2006          2005
----------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                          $ 40,486      $ 51,821
----------------------------------------------------------------------------------------
Adjustments to surplus:
   Net loss                                                       (3,065)         (948)
   Change in net unrealized capital gains (losses)                    59           (15)
   Change in deferred income tax                                   3,759         5,773
   Change in nonadmitted assets                                   (2,936)       (7,638)
   Change in asset valuation reserve                                (167)         (878)
   Paid-in surplus                                                 7,500             -
   Change in surplus as a result of reinsurance, net of tax       (4,572)       (7,629)
----------------------------------------------------------------------------------------
      NET ADJUSTMENTS TO SURPLUS                                     578       (11,335)
----------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR                                $ 41,064      $ 40,486
========================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF CASH FLOWS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                              2006           2005
--------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Premiums collected net of reinsurance                          $ 151,871       $ 104,384
   Net investment income                                             26,532          29,332
   Miscellaneous income                                              23,530          24,324
--------------------------------------------------------------------------------------------
         TOTAL INCOME RECEIVED                                      201,933         158,040
--------------------------------------------------------------------------------------------
   Benefit and loss related payments                                247,602         259,437
   Net transfers to separate accounts                               (33,483)        (62,606)
   Commissions, expenses paid and aggregate write-ins for
      deductions                                                     33,230          36,956
   Federal and foreign income taxes received                             (9)           (704)
--------------------------------------------------------------------------------------------
         TOTAL OPERATING EXPENSES PAID                              247,340         233,083
--------------------------------------------------------------------------------------------
         NET CASH USED IN OPERATING ACTIVITIES                      (45,407)        (75,043)
--------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from investments sold, matured or repaid:
      Bonds and stocks                                              188,854         264,419
      Mortgage loans                                                      2               -
      Miscellaneous proceeds                                              -              95
--------------------------------------------------------------------------------------------
         TOTAL INVESTMENT PROCEEDS                                  188,856         264,514
--------------------------------------------------------------------------------------------
   Cost of investments acquired:
      Bonds and stocks                                             (141,804)       (368,173)
      Mortgage loans                                                 (2,016)              -
      Miscellaneous investments                                      (3,540)              -
--------------------------------------------------------------------------------------------
         TOTAL COST OF INVESTMENTS ACQUIRED                        (147,360)       (368,173)
--------------------------------------------------------------------------------------------
   Net decrease in policy loans                                         968           2,959
--------------------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES         42,464        (100,700)
--------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND MISCELLANEOUS
   SOURCES:
      Net deposit-type contract fund and other liabilities           (2,821)         (2,602)
      Paid-in surplus                                                 7,500               -
      Other cash applied                                              1,438           1,874
--------------------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED IN) FINANCING
            ACTIVITIES AND MISCELLANEOUS SOURCES                      6,117            (728)
--------------------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                         3,174        (176,471)
CASH AND SHORT-TERM INVESTMENTS:
   Beginning of year                                                  6,375         182,846
--------------------------------------------------------------------------------------------
   End of year                                                    $   9,549       $   6,375
============================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

 1.   ORGANIZATION      Jefferson National Life Insurance Company (the "Company"
                        or "JNL"),  is a life insurance  company founded in 1937
                        and domiciled in the State of Texas. The Company markets
                        primarily  variable  annuities and, in 2005,  launched a
                        revolutionary flat insurance fee variable annuity called
                        Monument Advisor.  In 2005 the Company also offered term
                        life insurance products. In December 2005, Inviva, Inc.,
                        the Company's  ultimate Parent,  changed its strategy to
                        focus  entirely on its annuity  business.  As such,  the
                        Company's  in-force life insurance business was marketed
                        for a bulk  reinsurance  transaction,  and a  definitive
                        agreement   with  Wilton  Re.,  a  leading   U.S.   life
                        reinsurer, was executed. This agreement was approved and
                        completed  in  the  third  quarter  of  2006,   with  an
                        effective  date of  January  1,  2006.

                        The Company is licensed in all states and the District of Columbia except New York. Approximately 16%, 9% and 8% of premiums collected during 2006 were on policies issued in Texas, California and Florida, respectively. Approximately 23%, 19% and 9% of premiums collected during 2005 were on policies issued in California, Texas and Florida, respectively. No other state comprised greater than 5% of premiums collected in 2006 and 2005.

                        In 2002, the Company was acquired by JNF Holding Company, Inc. ("JNF"), a wholly-owned subsidiary of Inviva, a New York based insurance holding company from Conseco Life Insurance Company of Texas ("Conseco Life of Texas"), a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company. As of June 30, 2006, all outstanding shares of the Company were owned by JNF. Effective July 1, 2006, by way of the "Reorganization and Contribution Agreement" adopted by the Board of Directors of Inviva, Inc. ("ultimate parent") and accepted by the Board of Directors of JNF, all of the outstanding common stock of the Company was transferred from JNF to a new holding company, Jefferson National Financial Corp. ("JN Financial") and from then forward is wholly-owned by JN Financial. JN Financial is a wholly-owned subsidiary of Inviva, Inc. and JNF, collectively.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        This transaction was accounted for using the pooling-of-interest method in accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations", for the consolidated financial statements of Inviva, Inc. Accordingly, all amounts and balances were carried at historical cost.

 2.   BASIS OF          The  statutory  basis  financial  statements  have  been
      PRESENTATION      prepared on the basis of accounting practices prescribed
                        or permitted by the Texas  Department of Insurance  (the
                        "Department").  Insurance  companies  domiciled in Texas
                        are  required  to  prepare   statutory  basis  financial
                        statements in accordance  with the National  Association
                        of   Insurance    Commissioners'   ("NAIC")   ACCOUNTING
                        PRACTICES AND PROCEDURES manual ("NAIC SAP"), subject to
                        certain  modifications  prescribed  or  permitted by the
                        Department  ("Texas SAP").  The Department has the right
                        to  permit   specific   practices   that   deviate  from
                        prescribed practices. The Company has no such practices.

                        Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America ("GAAP") primarily because on a statutory basis:

                        o costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

                        o life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        o life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income;

                        o realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale;

                        o bonds are carried principally at amortized cost, but at fair value for GAAP;

                        o the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles ("SAP") No. 10 which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

                        o   assets  and   liabilities   are   reported   net  of
                            reinsurance for statutory purposes and gross of reinsurance for GAAP;

                        o   premiums   from   interest   sensitive  and  annuity
                            policies are recognized as income, whereas under GAAP future policy liabilities are increased;

                        o deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

                        o   goodwill  and  other   intangibles  are  subject  to
                            certain limitations as admitted assets;

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        o certain "nonadmitted assets" (principally receivables over 90 days, furniture and fixtures, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

                        A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2006 and 2005 is as follows:

                                  Net income (loss)        Capital and surplus
                              ------------------------  ------------------------
                                     Year ended
                                    December 31,              December 31,
                              ------------------------  ------------------------
                                  2006          2005        2006         2005
--------------------------------------------------------------------------------
Statutory amounts              $ (3,065)     $   (948)    $ 41,064     $ 40,486
Add (deduct) adjustments:
   Investments                   (1,354)       (2,334)      11,589       10,657
   Deferred Acquisition
      Costs and Valuation
      of Business
      Acquired                   (8,659)         (374)      46,050       57,162
   Goodwill and other
      intangibles                     -        (5,738)           -        2,287
   Nonadmitted assets                 -             -          330          867
   Policy reserves                7,782        11,414      (21,336)     (29,148)
   Deferred taxes                     1        (4,084)       1,804        2,932
   Ceding commissions            (6,762)       (7,445)           -            -
   Other                          1,101        (1,226)         (43)      (1,378)
--------------------------------------------------------------------------------
GAAP-basis amounts             $(10,956)     $(10,735)    $ 79,458     $ 83,865
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


3. SUMMARY OF           INVESTMENTS
   SIGNIFICANT
   ACCOUNTING           BONDS - Bonds not in  default  are  generally  stated at
   POLICIES             amortized  cost  using  the  interest  method or at fair
                        value for NAIC rated 6  securities.  All other bonds are
                        stated at the  lower of  amortized  cost or fair  value.
                        Mortgage-backed securities and structured securities not
                        in default  are  stated at  amortized  cost,  net of any
                        other  than  temporary  impairment,   or  the  lower  of
                        amortized cost or fair value. Mortgage-backed securities
                        are adjusted for changes in prepayment assumptions using
                        the retrospective  method.  The retrospective  method is
                        used to value all  securities  except for interest  only
                        securities  or  securities  where the  yield had  become
                        negative; these are valued using the prospective method.
                        Prepayment   assumptions  for   loan-backed   bonds  and
                        structured  securities  were obtained from the broker at
                        the date of purchase and are updated semi-annually based
                        on   market   rate.   Mortgage-backed   and   structured
                        securities  in  default  are  valued  at  the  lower  of
                        amortized   cost  (net  of  any  other  than   temporary
                        impairments)  or  undiscounted   estimated  future  cash
                        flows. Investment market valuations are prescribed by the NAIC.

                        Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

                        PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

                        POLICY LOANS - Policy loans are reported at unpaid balances.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        SHORT-TERM INVESTMENTS - Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

                        MORTGAGE LOANS - Mortgage loans are reported at unpaid principal balances, less any allowances for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

                        SECURITIES LENDING AGREEMENT - Per an agreement with the Company's Investment Custodian, JNL may lend its securities to certain borrowers as deemed appropriate by the Custodian. The loans are collateralized at all times with cash or cash equivalents with a market value at least equal to 102% of the market value of the securities on loan. Any deficiencies of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. At December 31, 2006 and 2005, JNL loaned securities having a total market value of $6,097 and $18,271, respectively, and received related collateral of $6,221 and $18,650, respectively. The collateral consisted primarily of cash and short-term investments. JNL receives compensation, which is the net investment earnings on the collateral, and these earnings are divided between JNL and the Custodian. JNL's portion of this income is included in the statements of operations.

                        REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE RESERVE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

                        NET INVESTMENT INCOME AND EXPENSES - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

                        SPECIAL SURPLUS FUNDS

                        Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

                        POLICY AND CONTRACT RESERVES

                        Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

                        LIFE RESERVES

                        Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2% to 6%), in accordance with Department regulations.

                        Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

                        The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        ANNUITY RESERVES

                        Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method ("CARVM"), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, and, for contracts in which Guaranteed Minimum Death Benefits ("GMDBs") are offered, Actuarial Guideline 34 ("AG 34"). Calculations are performed at a seriatim basis at the contract and AG 34 fund type level. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions in accordance with Department regulations. The Company has de minimus account balances with Guaranteed Minimum Income Benefit ("GMIB") and Guaranteed Minimum Withdrawal Benefit ("GMWB") balances. Reserves for these benefits are based on accumulated fees.

                        Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 5.3% to 13.3%), in accordance with Department regulations.

                        Transfers   from   separate   accounts   represent   the
                        difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's valuation reserve methodology.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        REINSURANCE

                        Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

                        FEDERAL INCOME TAX

                        The federal income tax provision (benefit) included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

                        DEFERRED INCOME TAXES

                        Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        SEPARATE ACCOUNT ASSETS/LIABILITIES

                        Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

                        PREMIUMS AND ANNUITY CONSIDERATIONS

                        Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

                        FEE INCOME

                        Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

                        GENERAL AND ADMINISTRATIVE EXPENSES

                        General  and  administrative  expenses  are  charged  to
                        expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by Inviva to the Company prior to July 1, 2006, and then by Jefferson National Financial Corp. from July 1, 2006 forward, pursuant to an administrative services agreement.

                        ESTIMATES

                        The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        RECLASSIFICATIONS

                        Certain  2005  amounts   included  in  the  accompanying
                        statutory   basis   financial   statements   have   been
                        reclassified to conform to the 2006 presentation.

4. INVESTMENTS          FIXED MATURITY AND EQUITY SECURITIES

                        The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2006 are as follows:


                                                Gross unrealized         NAIC
                                  Amortized  -----------------------    market
                                    cost       Gains        Losses       value
--------------------------------------------------------------------------------
Fixed maturities:
   U.S. Treasury                 $  14,806   $     129    $     (96)   $  14,839
   States and political
      subdivisions                  10,123         335          (54)      10,404
   Foreign governments                 376          14            -          390
   Corporate bonds                 247,315       3,079       (4,798)     245,596
   Mortgage-backed securities:
      U.S. government
         agencies                   97,368         947         (819)      97,496
      Corporate                     80,102         105       (1,491)      78,716
--------------------------------------------------------------------------------
                                   450,090       4,609       (7,258)     447,441
Preferred stock                     30,173         166       (3,256)      27,083
Common stock                            63          29            -           92
--------------------------------------------------------------------------------
Total                            $ 480,326   $   4,804    $ (10,514)   $ 474,616
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2005 are as follows:


                                                Gross unrealized         NAIC
                                  Amortized  -----------------------    market
                                    cost       Gains        Losses       value
--------------------------------------------------------------------------------
Fixed maturities:
   U.S. Treasury                 $  17,286   $     189    $     (70)   $  17,405
   States and political
      subdivisions                  12,425         424         (163)      12,686
   Foreign governments               2,290          50          (15)       2,325
   Corporate bonds                 326,960       4,870       (6,487)     325,343
   Mortgage-backed
      securities:
      U.S. government
         agencies                   99,726         975         (796)      99,905
      Corporate                     46,420          10       (1,009)      45,421
--------------------------------------------------------------------------------
                                   505,107       6,518       (8,540)     503,085
Preferred stock                     25,735         868            -       26,603
Common stock                            82           -          (14)          68
--------------------------------------------------------------------------------
Total                            $ 530,924   $   7,386    $  (8,554)   $ 529,756
================================================================================


                        As of December 31, 2006 and 2005, the Company had fixed maturity securities with a statement value of $12,736 and $11,563, respectively, on deposit with various state regulatory agencies.

                        The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2006 are as follows:


                                                  Amortized          NAIC market
                                                     cost                value
--------------------------------------------------------------------------------
Due in one year or less                            $ 23,033           $ 22,944
Due after one year through five
   years                                             86,371             86,156
Due after five years through ten
   years                                            105,314            104,319
Due after ten years                                  57,902             57,810
Mortgage-backed securities                          177,470            176,212
--------------------------------------------------------------------------------
Total                                              $450,090           $447,441
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

                        Net realized capital gains consisted of the following:

                                                         2006             2005
--------------------------------------------------------------------------------
Bonds                                                  $(1,779)         $   358
Preferred stocks                                             8                -
Common stocks                                              (10)               -
--------------------------------------------------------------------------------
   Net realized capital gains
      (losses)                                          (1,781)             358
Transfer to IMR                                            902               (4)
--------------------------------------------------------------------------------
   Net realized capital gains
      (losses)                                         $  (879)         $   354
================================================================================


                        In 2006, net realized capital gains on bonds consisted of $1,013 gross realized gains and $2,792 gross realized losses. In 2005, net realized capital gains on bonds consisted of $1,917 gross realized gains and $1,559 gross realized losses. For the years ended December 31, 2006 and 2005, proceeds from the sales and maturities of fixed maturity securities were $188,525 and $264,419, respectively.

                        At December 31, 2006 and 2005, there were impairment writedowns of $863 and $95, respectively.

                        At December 31, 2006 and 2005, the Company held unrated or less-than-investment grade corporate bonds of $35,230 and $33,052, respectively, with an aggregate fair value of $35,802 and $31,203, respectively. Those holdings amounted to 7.8% and 6.5% of the Company's investments in bonds at December 31, 2006 and 2005, respectively, and 2.0% of the Company's total admitted assets at December 31, 2006 and 2005, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        NET INVESTMENT INCOME

                        Net investment income for the years ended December 31, 2006 and 2005, including accrual of discount and amortization of premiums, arose from the following sources:

                                                        2006             2005
--------------------------------------------------------------------------------
Bonds                                                $ 25,383          $ 25,694
Preferred stocks                                        1,400               693
Mortgage loans on real estate                              16                 -
Policy loans                                              667             1,630
Cash and short-term investments                           773             1,427
Miscellaneous investment
   income                                                  64               101
--------------------------------------------------------------------------------
      Total gross investment
         income                                        28,303            29,545
Investment expense                                     (1,110)           (1,205)
--------------------------------------------------------------------------------
Net investment income                                $ 27,193          $ 28,340
================================================================================


                        There was no accrued investment income excluded from surplus during 2006 and 2005.

                        ANALYSIS  OF   UNREALIZED   LOSSES  ON  FIXED   MATURITY
                        SECURITIES

                        The   Company   has  a  process  in  place  to  identify
                        securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company's investment advisor reviews all securities where market value is less than an agreed upon percent of amortized cost for three months or more to determine whether impairments need to be taken.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

                        There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include
                        (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company's investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

                        At December 31, 2006, for securities that have been in a continuous loss position greater than or equal to twelve months, the Company held 318 securities with a carrying value of $251,914 and an unrealized loss of $6,466 with an average price of $97.4 (NAIC market value/amortized cost).

                        At December 31, 2006, for securities that have been in a continuous loss position less than or equal to twelve months, the Company held 198 securities with a carrying value of $95,444 and an unrealized loss of $4,048 with an average price of $95.8 (NAIC market value/amortized cost).

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Unrealized losses on securities - where the estimated fair value had declined and remained below amortized cost as of December 31, 2006 and 2005 follows:

DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                Less than 12 months -          12 months or more -
                                                     at a loss                      at a loss                        Total
                                             --------------------------     ---------------------------   --------------------------
                                               NAIC                           NAIC                           NAIC
                                               market       Unrealized        market       Unrealized        market      Unrealized
                                               value          losses          value          losses          value         losses
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                               $  2,128       $    (43)       $  1,979       $    (53)       $  4,107       $    (96)
  States and political
    subdivisions                                    --             --           1,131            (54)          1,131            (54)
  Corporate bonds                               33,519           (656)        130,460         (4,142)        163,979         (4,798)
  Mortgage-backed
    securities:
      U.S. government
        agencies                                29,073            (77)         42,745           (742)         71,818           (819)
      Corporate                                  4,263            (16)         69,135         (1,475)         73,398         (1,491)
------------------------------------------------------------------------------------------------------------------------------------
Total debt securities                           68,983           (792)        245,450         (6,466)        314,433         (7,258)
Preferred stock                                 22,412         (3,256)             --             --          22,412         (3,256)
Common stock                                        --             --              --             --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 91,395       $ (4,048)       $245,450       $ (6,466)       $336,845       $(10,514)
====================================================================================================================================

DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                Less than 12 months -          12 months or more -
                                                     at a loss                      at a loss                        Total
                                             --------------------------     ---------------------------   --------------------------
                                               NAIC                           NAIC                           NAIC
                                               market       Unrealized        market       Unrealized        market      Unrealized
                                               value          losses          value          losses          value         losses
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                               $  3,863       $    (14)       $  1,525       $    (56)       $  5,388       $    (70)
  States and political
    subdivisions                                 1,900            (98)          1,132            (65)          3,032           (163)
  Foreign government                               769            (15)             --             --             769            (15)
  Corporate bonds                              200,770         (4,901)         15,003         (1,586)        215,773         (6,487)
  Mortgage-backed
    securities:
      U.S. government
        agencies                                52,166           (675)          3,300           (121)         55,466           (796)
      Corporate                                 39,877           (878)          5,077           (131)         44,954         (1,009)
------------------------------------------------------------------------------------------------------------------------------------
Total debt securities                          299,345         (6,581)         26,037         (1,959)        325,382         (8,540)
Preferred stock                                     --             --              --             --              --             --
Common stock                                        68            (14)             --             --              68            (14)
------------------------------------------------------------------------------------------------------------------------------------
Total                                         $299,413       $ (6,595)       $ 26,037       $ (1,959)       $325,450       $ (8,554)
====================================================================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


5.   POLICY AND CLAIM   As of  December  31,  2006 and  2005,  the  Company  had
     RESERVES           $3,672,847 and $3,820,598,  respectively,  of individual
                        and group life insurance in force. On $308,164 and $297,928 of insurance in force as of December 31, 2006 and 2005, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $2,704 and $2,180 at December
                        31, 2006 and 2005, respectively. As previously stated, the Company changed its strategy to focus entirely on its annuity business. Accordingly, the Company had ceded
                        100% of its life reserves at December 31, 2006.

                        Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

                        GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

                        GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1-year ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

                        At December 31, 2006, the Company had the following with guaranteed benefits:

                        Benefit and type    Subjected     Gross    Reinsurance
                            of risk       account value  reserve  reserve credit
                        --------------------------------------------------------
                        GMDB                 $872,201    $21,908      $12,847
                        GMIB                   12,971         91           56
                        GMWB                    4,438         34           --
                        ========================================================

                        At December 31, 2005, the Company had the following with guaranteed benefits:

                        Benefit and type    Subjected     Gross    Reinsurance
                            of risk       account value  reserve  reserve credit
                        --------------------------------------------------------
                        GMDB                 $907,291     $25,879     $16,016
                        GMIB                   10,086          65          48
                        GMWB                    4,199          20          --
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The following table provides information on the GMDB features outstanding at December 31, 2006 and 2005. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2006 and 2005 is as follows:

                                                           2006         2005
                        --------------------------------------------------------
                                                        (in the event of death)

                        Return of net deposit:
                          Account value                   $415,455    $422,925
                          Net amount at risk                30,414      43,563
                          Average attained age of
                            contract holders                    51          50
                        Return of net deposits plus a
                         minimum return                    441,938     469,193
                        Net amount at risk                 180,371     223,666
                        Average attained age of contract
                         holders                                59          58
                        Guaranteed minimum return                5%          5%
                        Highest specified anniversary
                         account value minus:
                           Withdrawals post
                             anniversary:
                               Account value                14,808      15,172
                               Net amount at risk            1,521       2,172
                               Average attained age
                                 of contract holders            60          59
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        GMIB feature offers the contract holder annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $12,333 and $8,795 at December 31, 2006 and 2005, respectively.

                        GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

                        Separate  account  balances  attributable   to  variable
                        annuity contracts with guarantees at December 31, 2006 and 2005 are as follows:

                                                              2006         2005
                        --------------------------------------------------------
                        Asset type:
                          Domestic equity                 $589,581     $603,288
                          International equity              30,309       24,234
                          Bonds                             70,664       81,931
                          Balanced bond/equity              36,039       36,883
                        --------------------------------------------------------
                              Total                        726,593      746,336
                        Money market                        57,762       59,172
                        --------------------------------------------------------
                              Total                       $784,355     $805,508
                        ========================================================
                        Percent of total variable annuity
                          separate account values             68.8%        76.7%
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        At December 31, 2006, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                  2006
                                                        ------------------------
                                                           Amount    % of total
              ------------------------------------------------------------------
              A. Subject to discretionary withdrawal:
                 1. With market value adjustment         $    1,206        .1%
                 2. At book value less current surrender
                      charge of 5% or more                   65,315       3.9
                 3. At fair value                         1,120,166      66.9
              ------------------------------------------------------------------
                 4. Total with adjustment or at fair
                      value                               1,186,687      70.9
                 5. At book value without adjustment
                      (minimal or no charge or
                      adjustment)                           441,891      26.4
              B. Not subject to discretionary withdrawal     45,226       2.7
              ------------------------------------------------------------------
              C. Total (gross: direct + assumed)          1,673,804     100.0
              D. Reinsurance ceded                           72,371        --
              ------------------------------------------------------------------
              E. Total (net) (C)-(D)                     $1,601,433     100.0%
              ==================================================================

6.   FAIR VALUES OF     The estimated fair values of financial  instruments have
     FINANCIAL          been  determined by using available  market  information
     INSTRUMENTS        and  the  valuation   methodologies   described   below.
                        Considerable  judgment is often required in interpreting
                        market  data  to  develop   estimates   of  fair  value.
                        Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Amounts related to the Company's financial instruments as of December 31, 2006 are as follows:


                                                         Carrying
                                                           value     Fair value
                        --------------------------------------------------------
                        ADMITTED ASSETS
                        Bonds                             $450,090    $447,441
                        Preferred stocks                    30,173      27,083
                        Common stocks                           92          92
                        Cash and short-term investments      9,549       9,549
                        Mortgage loans                       2,014       2,014
                        Policy loans                        18,371      18,371
                        ========================================================
                        LIABILITIES
                        Policy and contract reserves      $489,191    $488,839
                        ========================================================

                        Amounts related to the Company's financial instruments as of December 31, 2005 are as follows:

                                                         Carrying
                                                           value     Fair value
                        --------------------------------------------------------
                        ADMITTED ASSETS
                        Bonds                             $505,107    $503,085
                        Preferred stocks                    25,735      26,603
                        Common stocks                           68          68
                        Cash and short-term investments      6,375       6,375
                        Policy loans                        19,369      19,369
                        ========================================================
                        LIABILITIES
                        Policy and contract reserves      $537,133    $535,092
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        BONDS AND EQUITY SECURITIES

                        Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

                        CASH AND SHORT-TERM INVESTMENTS

                        The carrying value for cash and  short-term  investments
                        approximates   fair   values   due  to  the   short-term
                        maturities of these instruments.

                        POLICY LOANS

                        The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

                        POLICY AND CONTRACT RESERVES

                        Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

                        The fair values of other policyholder liabilities were calculated using the Company's cash flow testing projections under the level scenario. In determining fair value of liabilities, benefits and expenses less premiums under the level scenario were discounted at the pre-tax net investment earnings rates implicit in the models.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


7.   REINSURANCE        In  2002,  the  Company  reinsured  100% of its life and
                        accident  and  health   business  to   Protective   Life
                        Insurance Company  ("Protective"),  Washington  National
                        Insurance  Company  ("WNIC") and Conseco Life  Insurance
                        Co. of Texas ("Conseco"). The total reserves transferred
                        under these  agreements  were  $403,998 and $420,325 for
                        the   years   ended   December   31,   2006  and   2005,
                        respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

                        During 2004, the Company began to issue simplified-issue term life business. The Company retained between 20% to 30% of the risk during 2005. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

                        The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

                        The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $11,469 and $14,288 of its $16,811 and $20,181, respectively, GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2006 and 2005.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Neither Inviva nor any of its related parties control or are affiliated with, directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). JNL has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE (through affiliates) has made sizable investments in Inviva, Inc. This agreement was entered into by JNL prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2006 and 2005 were approximately $6 and $30, respectively.

                        No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2006 and 2005, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

                        Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                            2006        2005
                        --------------------------------------------------------
                        Premiums, annuity and fund
                          deposits                       $  48,431   $  50,366
                        Policyholder benefits               48,947      47,092
                        Change in insurance and annuity
                          reserves                         (19,191)    (20,935)
                        Policy and contract reserves       468,732     489,269
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The Company entered into a reinsurance agreement effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to the reinsurer and received a ceding commission of approximately $520, which will be amortized to income over the expected life of the underlying business using the straight-line method.

                        There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2006 and 2005. During 2006 and 2005, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

                        The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2006 and 2005 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $696 and $592 as of December 31, 2006 and 2005,
                        respectively):

                        YEAR ENDED DECEMBER 31,               2006        2005
                        --------------------------------------------------------
                        Short duration contracts:
                          Direct premiums                 $  8,446    $  8,567
                          Reinsurance ceded                  8,446       8,567
                        --------------------------------------------------------
                            Total premiums                $     --    $     --
                        ========================================================
                        Long duration contracts:
                          Direct premiums                 $187,868    $147,645
                          Reinsurance ceded                 39,984      41,799
                        --------------------------------------------------------
                            Total premiums                $147,884    $105,846
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The Company has reinsurance agreements which the reinsurer may unilaterally cancel the agreement for reasons other than for nonpayment of premium or other similar credits. The Company held no reduction in surplus in anticipation of a unilateral cancellation by a reinsurer as of the date of the financial statements.

8. COMMITMENTS AND Various lawsuits against the Company may arise in the CONTINGENCIES ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

                        On August 9, 2004, the Company and Inviva, of which the Company is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements involving its products. The market timing arrangements were in place when Inviva acquired the Company in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5,000 pool, $1,500 of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

                        On August 9, 2004, the Company and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require the Company or Inviva to make any additional payments.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        As of  December  31,  2006 and  2005,  the  Company  has
                        estimated probable recoveries through premium tax credits to be $911 and $1,800, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

9.   FEDERAL INCOME     Current  income  taxes  incurred  for  the  years  ended
     TAXES              December  31,  2006 and 2005  consist  of the  following
                        major components:

                        YEAR ENDED DECEMBER 31,               2006      2005
                        --------------------------------------------------------
                        Income tax expense on current
                          year operating income              $  --     $  --
                        Prior year overaccrual of tax         (114)     (704)
                        --------------------------------------------------------
                        Current income taxes incurred        $(114)    $(704)
                        ========================================================


                        As of December 31, 2006, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code. If the benefits of newly legislated rules are not properly utilized, this amount could become taxable to the extent that future shareholder dividends are paid from this account.

                        Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, 2006 and 2005 are as follows:

                        DECEMBER 31,                            2006      2005
                        --------------------------------------------------------
                        Gross deferred tax asset             $47,568   $43,141
                        Gross deferred tax liabilities           668        --
                        --------------------------------------------------------
                                                              46,900    43,141
                        Less: Nonadmitted deferred tax
                                asset                         44,547    40,911
                        --------------------------------------------------------
                        Net deferred tax asset               $ 2,353   $ 2,230
                        ========================================================
                        Increase in nonadmitted gross
                          deferred tax asset                 $ 3,636   $ 6,946
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2006 and 2005 are as follows:

                                                   2006        2005     Change
         -----------------------------------------------------------------------
         DTAs resulting from book./tax
           differences in:
              Net operating loss carryforward   $19,227     $11,866     $ 7,361
              Capital loss carryforward          10,724      10,914        (190)
              Insurance reserves                  2,396       3,199        (803)
              Section 807(f) reserve basis
                change                            8,872      10,674      (1,802)
              Proxy DAC                           4,724       4,951        (227)
              Investments                         1,625       1,296         329
              Other                                  --         241        (241)
         -----------------------------------------------------------------------
         Gross DTAs                             $47,568     $43,141     $ 4,427
         =======================================================================
         Nonadmitted DTAs                       $44,547     $40,911     $ 3,636
         =======================================================================
         DTLs resulting from book./tax
           differences in:
              Investments                       $    --     $    --     $    --
              Other                                 668          --        (668)
         -----------------------------------------------------------------------
         Gross DTLs                                 668          --        (668)
         =======================================================================
         Net admitted deferred tax assets       $ 2,353     $ 2,230     $   123
         =======================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The significant book to tax differences in 2006 are as follows:

                                                               100%         35%
                        --------------------------------------------------------
                        Statutory loss before taxes       $ (2,300)   $   (805)
                        Net realized capital gains            (879)       (307)
                        --------------------------------------------------------
                             Total pre-tax statutory loss   (3,179)     (1,112)
                        --------------------------------------------------------
                         Reinsurance ceding
                           commission                       (6,762)     (2,367)
                        Amounts related to prior years -
                          current                              354         124
                        IMR/AVR                             (1,168)       (409)
                        Fines and penalties                     16           5
                        --------------------------------------------------------
                             Total adjustments              (7,560)     (2,647)
                        --------------------------------------------------------
                        Taxable loss from operations      $(10,739)   $ (3,759)
                        ========================================================
                        Federal statutory income taxes    $     --    $     --
                        Change in net deferred income
                          tax                                   --      (3,759)
                        --------------------------------------------------------
                        Total statutory income tax        $     --    $ (3,759)
                        ========================================================


                        As of December 31, 2006 and 2005, the Company had operating loss carryforwards of approximately $54,900 and $33,900, respectively, which begin to expire in 2018. As of December 31, 2006 and 2005, the Company had capital loss carryforwards of approximately $30,600 and $31,200, respectively, which begin to expire in 2007.

                        The Company files a separate life insurance company federal income tax return.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


10.  RELATED PARTY      From January 1, 2006 to June 30, 2006, the Company had a
     TRANSACTIONS       service  agreement with Inviva,  Inc.  Effective July 1,
                        2006, the Company entered into a service  agreement with
                        Jefferson  National  Financial  Corp.,  a  newly  formed
                        intermediate  parent of the  Company.  These  agreements
                        covered  certain  general and  administrative  expenses.
                        During 2006 and 2005,  operating expenses of $19,160 and
                        $19,587,  respectively,  were charged to the Company and
                        are  reflected  in  the  accompanying   statutory  basis
                        statements of operations. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

                        Effective  May  2003,  the  Company   entered  into  two
                        servicing agreements with its affiliate, Jefferson National Securities Corporation, formerly Inviva Securities, Inc. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through Jefferson National Securities Corporation and the Company agrees to reimburse Jefferson National Securities Corporation for all variable commissions paid. The Distribution Agreement stipulates that Jefferson National Securities Corporation agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2006 and 2005 under these agreements was $3,839 and $5,022, respectively.

                        The Company provided a guarantee of the indemnification obligations of Inviva, Inc. under the stock purchase agreement pursuant to which Inviva, Inc. sold its subsidiary,  and the  Company's  former  affiliate,  The
                        American Life Insurance Company of New York. The Company's exposure under the guarantee is capped at $7.5 million in the aggregate. The guarantee was approved by the Texas Department of Insurance.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Beginning in 2003, Inviva, Inc. entered into several Trust Preferred Pools ("TPP") in the aggregate principal amount of $91.5 million. Pursuant to the terms of the TPP, Inviva, Inc. is permitted to consolidate or merge with or into any other entity or sell, convey, transfer or dispose of all or substantially all of its assets so long as the successor entity assumes all of the obligations under the TPP.

                        The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

                        During 2006 and 2005, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

11.  SEPARATE ACCOUNTS  Separate  account assets and related policy  liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Substantially all separate account liabilities are non-guaranteed. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2006 and 2005 are as follows:

YEAR ENDED DECEMBER 31,                    2006                    2005
--------------------------------------------------------------------------------
                                   Separate               Separate
                                   accounts      Non-     accounts      Non-
                                     with     guaranteed    with     guaranteed
                                   guarantees  separate   guarantees  separate
                                   nonindexed  accounts   nonindexed  accounts
--------------------------------------------------------------------------------
Premiums, deposits and other
  considerations                     $   --   $  147,115   $   --   $   91,153
================================================================================
For accounts with assets at market
  value                              $1,082   $1,120,521   $1,240   $1,024,494
================================================================================
Reserves for separate accounts by
  withdrawal characteristics:
    Subject to discretionary
      withdrawal:
        With market value
          adjustment                 $1,082   $       --   $1,240   $       --
        At market value                  --    1,116,352       --    1,020,855
    Not subject to discretionary
      withdrawal                         --        4,169       --        3,639
--------------------------------------------------------------------------------
    Total separate account
       liabilities                   $1,082   $1,120,521   $1,240   $1,024,494
================================================================================


                        Amounts transferred to and from non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2006 and 2005 are as follows:

                        YEAR ENDED DECEMBER 31,               2006        2005
                        --------------------------------------------------------
                        Transfers to separate accounts   $ 147,309   $  91,124
                        Transfers from separate
                          accounts                         175,722     148,470
                        --------------------------------------------------------
                        Net transfers from separate
                          accounts                       $ (28,413)  $ (57,346)
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


12.  EMPLOYEE BENEFITS  The Company  provides  certain life insurance and health care benefits for a limited number of currently retired employees who worked for the Company prior to Inviva, Inc.'s acquisition in 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $702 and $703 at December 31, 2006 and 2005, respectively, and included in other liabilities. The expenses for these plans were $(36) and ($22) at December 31, 2006 and 2005, respectively.

13.  CAPITAL AND        The maximum amount of dividends which can be paid by the
     SURPLUS            State of Texas life insurance  companies to shareholders
                        without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Statutory net loss from operations before realized capital gains or losses for 2006 was $2,186. Statutory surplus with regards to policyholders as of December 31, 2006 was $41,064 The maximum dividend payout which may be made without prior approval in 2007 is $4,106.

                        Life and  health  insurance  companies  are  subject  to
                        certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006 and 2005, the Company meets its RBC requirements.

INDEPENDENT AUDITORS' REPORT ON
  SUPPLEMENTAL MATERIAL

Our audit was conducted for the purpose of forming an opinion on the statutory basis financial statements taken as a whole. The accompanying supplemental schedule of selected data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual and is not a required part of the statutory basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the statutory basis financial statements taken as a whole.

This report is intended solely for the information and use of the Company and state insurance departments to whose jurisdiction the Company is subject and is not intended to be and should not be used by anyone other than these specified parties.



/s/ BDO Seidman, LLP


Certified Public Accountants






New York, New York

March 26, 2007

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)
================================================================================


DECEMBER 31, 2006
--------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
  Government bonds                                                    $   1,009
  Other bonds (unaffiliated)                                             24,374
  Preferred stocks (unaffiliated)                                         1,400
  Mortgage loans on real estate                                              16
  Policy loans                                                              667
  Cash and short-term investments                                           773
  Miscellaneous investment income                                            64
--------------------------------------------------------------------------------
     GROSS INVESTMENT INCOME                                          $  28,303
================================================================================

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
  Bonds by maturity-statement value:
  Due within one year or less                                         $  65,402
  Over 1 year through 5 years                                           165,683
  Over 5 years through 10 years                                         151,107
  Over 10 years through 20 years                                         34,024
  Over 20 years                                                          46,194
--------------------------------------------------------------------------------
     TOTAL BY MATURITY                                                $ 462,410
================================================================================

Bonds by class-statement value:
  Class 1                                                             $ 354,381
  Class 2                                                                72,799
  Class 3                                                                10,321
  Class 4                                                                16,917
  Class 5                                                                 7,859
  Class 6                                                                   133
--------------------------------------------------------------------------------
     TOTAL BY CLASS                                                   $ 462,410
================================================================================

Total bonds publicly traded                                           $ 422,672
Total bonds privately placed                                             39,738


Preferred stocks-statement value                                         30,173
Short-term investments-book value                                        12,320
Cash on deposit                                                          (2,771)
================================================================================

LIFE INSURANCE IN-FORCE:
  Ordinary                                                            $     582
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)
================================================================================


DECEMBER 31, 2006
------------------------------------------------------------------------------------------
LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
  Ordinary                                                                 $   96,646
  Group life                                                                       34

SUPPLEMENTARY CONTRACTS IN FORCE:
  Ordinary - not involving life contingencies - amount of income payable        4,594
  Ordinary - involving life contingencies - amount of income payable            3,112
  Group - not involving life contingencies - amount of income payable             470
  Group - involving life contingencies - amount of income payable                 628

ANNUITIES:
  Ordinary:
    Immediate - amount of income payable                                        1,054
    Deferred - fully paid account balance                                      27,769
    Deferred - not fully paid -account balance                              1,510,765
==========================================================================================

          ANNUAL STATEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL
                             LIFE INSURANCE COMPANY
                           SUMMARY INVESTMENT SCHEDULE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Admitted Assets
                                                                                                               as Reported in the
                                                                                  Gross Investment Holdings     Annual Statement
                                                                                 ---------------------------------------------------
                                                                                       1             2          3             4
                                   Investment Categories                             Amount      Percentage   Amount      Percentage
------------------------------------------------------------------------------------------------------------------------------------
 1.  Bonds

     1.1 U.S. treasury securities ...............................................  14,461,683       2.799   14,480,128       2.802

     1.2 U.S. government agency obligations (excluding mortgage-backed securities):

         1.21 Issued by U.S. government agencies ................................                   0.000                    0.000

         1.22 Issued by U.S. government sponsored agencies ......................     325,416       0.063      325,416       0.063

     1.3 Foreign government (including Canada, excluding mortgaged-backed
         securities) ............................................................     376,391       0.073      376,391       0.073

     1.4 Securities issued by states, territories, and possessions and political subdivisions in the U.S.

         1.41 States, territories and possessions general obligations ...........                   0.000                    0.000

         1.42 Political subdivisions of states, territories and possessions and
              political subdivisions general obligations ........................                   0.000                    0.000

         1.43 Revenue and assessment obligations ................................  10,122,977       1.959   10,122,977       1.959

         1.44 Industrial development and similar obligations ....................                   0.000                    0.000

     1.5 Mortgage-backed securities (includes residential and commercial
         MBS):

         1.51 Pass-through securities:

              1.511 Issued or guaranteed by GNMA ................................   1,976,727       0.383    1,976,727       0.383

              1.512 Issued or guaranteed by FNMA and FHLMC ......................  87,456,516      16.925   87,456,516      16.925

              1.513 All other ...................................................                   0.000                    0.000

         1.52 CMOs and RFMICs

              1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA .............   7,934,487       1.536    7,934,487       1.536

              1.522 Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by
                    agencies shown in Line 1.521 ................................   1,713,933       0.332    1,713,933       0.332

              1.523 All other ...................................................  42,584,170       8.241   42,584,170       8.241

 2.  Other debt and other fixed income securities (excluding short-term):

     2.1 Unaffiliated domestic securities (includes credit tenant loans rated by
         the SVO) ............................................................... 248,556,640      48.103  248,553,411      48.102

     2.2 Unaffiliated foreign securities ........................................  34,565,658       6.689   34,565,658       6.689

     2.3 Affiliated securities ..................................................                   0.000                    0.000

 3.  Equity interests:

     3.1 Investments in mutual funds ............................................                   0.000                    0.000

     3.2 Preferred stocks:

         3.21 Affiliated ........................................................                   0.000                    0.000

         3.22 Unaffiliated ......................................................  30,173,443       5.839   30,173,443       5.839

     3.3 Publicly traded equity securities (excluding preferred stocks):

         3.31 Affiliated ........................................................                   0.000                    0.000

         3.32 Unaffiliated ......................................................                   0.000                    0.000

     3.4 Other equity securities:

          3.41 Affiliated .......................................................                   0.000                    0.000

          3.42 Unaffiliated .....................................................      62,773       0.012       92,181       0.018

     3.5 Other equity interests including tangible personal property under lease:

         3.51 Affiliated ........................................................                   0.000                    0.000

         3.52 Unaffiliated .....................................................                    0.000                    0.000

 4.  Mortgage loans:

     4.1 Construction and land development ......................................                   0.000                    0.000

     4.2 Agricultural ...........................................................                   0.000                    0.000

     4.3 Single family residential properties ...................................                   0.000                    0.000

     4.4 Multifamily residential properties .....................................                   0.000                    0.000

     4.5 Commercial loans .......................................................   2,013,910       0.390    2,013,910       0.390

     4.6 Mezzanine real estate lows .............................................                   0.000                    0.000

 5.  Real estate investments

     5.1 Property occupied by the company .......................................                   0.000                    0.000

     5.2 Property held for the production of income (including
         $ ...............  of property acquired in satisfaction of
         debt) ..................................................................                   0.000                    0.000

     5.3 Property held for sale (including $ .................
         property acquired in satisfaction of debt) .............................                   0.000                    0.000

 6.  Contract loans .............................................................  18,415,439       3.564   18,371,290       3.555

 7.  Receivables for securities .................................................   6,427,382       1.244    6,427,382       1.244

 8.  Cash, cash equivalents and short-term investments ..........................   9,548,515       1.848    9,548,515       1.848

 9.  Other invested assets ......................................................                   0.000                    0.000
                                                                                 ---------------------------------------------------
10.  Total invested assets ...................................................... 516,716,060     100.000  516,716,535     100.000
------------------------------------------------------------------------------------------------------------------------------------

                                                               [BARCODE OMITTED]

                 SUPPLEMENTAL INVESTMENT RISKS' INTERROGATORIES
                      FOR THE YEAR ENDED DECEMBER 31, 2006
                            (TO BE FILED BY APRIL 1)

OF The JEFFERSON NATIONAL LIFE INSURANCE COMPANY ...............................

ADDRESS (City, State and Zip Code) Louisville, KY 40223 ........................

NAIC Group Code 0000 ...................  NAIC Company Code 64017 ..............

Federal Employer's Identification Number (FFIN)     75-0300900..................

The Investment Risks Interrogatories we to be filed Py April 1. They we also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

 1.  Reporting entity's total admitted assets as reported on Page 2 of this annual statement..................... $535,105,411 ........................

 2.  Ten largest exposures to a single issuer/borrower/investment.

               1                                            2                                3                    4
                                                                                                         Percentage of Total
             Issuer                              Description of Exposure                   Amount          Admitted Assets
     --------------------------------------------------------------------------------  --------------   ---------------------
2.01 Investors Guaranty Assurance ... Preferred Stock ............................... $    25,000,000                 4.7%

2.02 Bear Stearns Comm Mtge Sec ..... CMO ........................................... $     9,078,545                 1.7%

2.03 General Electric Capital Corp .. Issuer Obligation ............................. $     8,395,813                 1.6%

2.04 LB-UBC Comm Mtg Trust .......... CMO ........................................... $     8,351,918                 1.6%

2.05 Citigroup Inc .................. Issuer Obligation ............................. $     7,459,842                 1.4%

2.06 Fifth Third Bank ............... Money Market .................................. $     6,474,399                 1.2%

2.07 State Street Bank .............. Money Market .................................. $     5,283,241                 1.0%

2.06 JP Morgan Chase & Co. .......... Issuer Obligation ............................. $     5,261,860                 1.0%

2.09 Conseco Funding LTD ............ CBO ........................................... $     4,873,948                 0.9%

2.10 Wachovia Bank Comm Mtge Trust .. CMO ........................................... $     4,816,786                 0.9%


 3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

            Bonds             1                2                      Preferred Stocks             3              4
     -----------------   -------------  --------------            -----------------------     ------------   ------------
3.01 NAIC-1 .......... $   354,381,141            66.2%    3.07   P/RP-1                    $    4,813,443            0.9%

3.02 NAIC-2 .......... $    72,798,920            13.6%    3.06   P/RP-2                    $      360,000            0.1%

3.03 NAIC-3 .......... $    10,320,564             1.9%    3.09   P/RP-3                    $   25,000,000            4.7%

3.04 NAIC-4 .......... $    16,916,820             3.2%    3.10   P/RP-4                    $                         0.0%

3.05 NAIC-5 .......... $     7,859,139             1.5%    3.11   P/RP-5                    $                         0.0%

3.06 NAIC-6 .......... $       133,095             0.0%    3.12   P/RP-6                    $                         0.0%

 4.  Assets held in foreign investments:

     If response to 4.01 above is yes, responses we not required for interrogatories 5 - 10.

4.01 Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [  ]  No [ X ]

4.02 Total admitted assets held in foreign investments .. $   25,907,049    4.8%

4.03 Foreign-currency-denominated investments ........... $                 0.0%

4.04 Insurance liabilities denominated in that same
     foreign currency ................................... $                 0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 5.  Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
5.01 Countries rated NAIC-1 .......................................................... $     25,530,658                 4.8%

5.02 Countries rated INAIC-2 ......................................................... $        376,391                 0.1%

5.03 Countries rated INAIC-3 or below ................................................ $                                0.0%

 6. Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
     Countries rated NAIC - 1

6.01 Country:   Cayman Islands ....................................................... $      6,614,977                 1.2%

6.02 Country:   Netherlands .......................................................... $      4,418,188                 0.8%

     Countries rated NAIC - 2

6.03 Country:   Mexico ............................................................... $        376,391                 0.1%

6.04 Country: ........................................................................ $                                0.0%

     Countries rated NAIC - 3 or below

6.05 Country: ........................................................................ $                                0.0%

6.06 Country: ........................................................................ $                                0.0%

                                                                                               1                   2
                                                                                         --------------      --------------
 7.  Aggregate unhedged foreign currency exposure .................................... $                                0.0%

 8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
8.01 Countries rated NAIC-1 .......................................................... $                                0.0%

8.02 Countries rated NAIC-2 .......................................................... $                                0.0%

8.03 Countries rated NAIC-3 or below ................................................. $                                0.0%

 9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
     Countries rated NAIC - 1

9.01 Country: ........................................................................ $                                0.0%

9.02 Country: ........................................................................ $                                0.0%

     Countries rated NAIC - 2

9.03 Country: ........................................................................ $                                0.0%

9.04 Country: ........................................................................ $                                0.0%

     Countries rated NAIC - 3 or below

9.05 Country: ........................................................................ $                                0.0%

9.06 Country: ........................................................................ $                                0.0%

 10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                       1                                                   2                   3                   4
                     Issuer                                           NAIC Rating
      -------------------------------------------------------------------------------   ---------------      --------------
10.01 Conseco Funding LTD ...................................... 2                     $      4,873,948                 0.9%

10.02 RAS Laffan Liq Nat Gas ................................... 1                     $      3,075,244                 0.6%

10.03 FBG Finance LTD .......................................... 2                     $      2,992,268                 0.6%

10.04 British Telecom PLC ...................................... 2                     $      1,605,746                 0.3%

10.05 Deutsche Telekom Int Fin ................................. 1                     $      1,564,468                 0.3%

10.06 Philips Electronics ...................................... 1                     $      1,553,153                 0.3%

10.07 Scottish Power PLC ....................................... 2                     $      1,122,282                 0.2%

10.06 Incaps Funding I LTD ..................................... 1                     $        967,533                 0.2%

10.09 Vodafone Group PLC ....................................... 1                     $        908,198                 0.2%

10.10 L-Bank BW Foerderbank .................................... 1                     $        896,864                 0.2%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [ X ] No [  ]

      If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                               1                   2
                                                                                         --------------      --------------
11.02 Total admitted assets held in Canadian investments ............................. $                                0.0%

11.03 Canadian-currency-denominated investments ...................................... $                                0.0%

11.04 Canadian-denominated insurance liabilities ..................................... $                                0.0%

11.05 Unhedged Canadian currency exposure ............................................ $                                0.0%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total admitted
      assets? ................................................ Yes [ X ] No [  ]

      If response to 12.01 is yes, responses we not required for the remainder of Interrogatory 12.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
12.02 Aggregate statement value of investments with contractual sales
      restrictions ................................................................... $                                0.0%

      Largest three investments with contractual sales restrictions:

12.03 ................................................................................ $                                0.0%

12.04 ................................................................................ $                                0.0%

12.05 ................................................................................ $                                0.0%

 13. Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01 Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [  ] No [ X ]

      If response to 13.01 above eyes, responses are not required for the remainder of Interrogatory 13.

                                        1                                                      2                   3
                                  Name of Issuer
      --------------------------------------------------------------------------------   --------------      --------------
13.02 Investors Guaranty Assurance ................................................... $     25,000,000                 4.7%

13.03 CIT Capital Trust 1 ............................................................ $      2,490,617                 0.5%

13.04 BankAmerica Instit ............................................................. $      1,034,912                 0.2%

13.05 JPM Capital Trust 11 ........................................................... $        494,335                 0.1%

13.06 Bank of America Corp ........................................................... $        393,500                 0.1%

13.07 Sumitomo Mitsui Banking ........................................................ $        274,852                 0.1%

13.06 Metlife Inc .................................................................... $        180,000                 0.0%

13.09 Principal Finl Group ........................................................... $        180,000                 0.0%

13.10 FHLMC .......................................................................... $        125,228                 0.0%

13.11 Curative Health Services Inc ................................................... $         92,178                 0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's total admitted
      assets? ................................................ Yes [  ] No [ X ]

      If response to 14.01 above eyes, responses are not required for the remainder of Interrogatory 14.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
14.02 Aggregate statement value of investments held in nonaffiliated,
      privately pieced equities ...................................................... $     25,000,000                 4.7%

      Largest three investments held in nonaffiliated, privately placed equities:

14.03 Investors Guaranty Assurance ................................................... $     25,000,000                 4.7%

14.04 Curative Health Services Inc ................................................... $         92,178                 0.0%

14.05 ................................................................................ $                                0.0%

  15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets? .............. Yes [ X ] No [  ]

      If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
15.02 Aggregate statement value of investments held in general partnership interests . $                                0.0%

      Largest three investments in general partnership interests:

15.03 ................................................................................ $                                0.0%

15.04 ................................................................................ $                                0.0%

15.05 ................................................................................ $                                0.0%

 16. Amounts and percentages of the reporting entity s total admitted assets held in mortgage loans:

16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [ X ] No [  ]

      If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                        1                                                      2                   3
                    Type (Residential, Commercial, Agricultural)
      --------------------------------------------------------------------------------   --------------      --------------
16.02 ................................................................................ $                                0.0%

16.03 ................................................................................ $                                0.0%

16.04 ................................................................................ $                                0.0%

16.05 ................................................................................ $                                0.0%

16.06 ................................................................................ $                                0.0%

16.07 ................................................................................ $                                0.0%

16.06 ................................................................................ $                                0.0%

16.09 ................................................................................ $                                0.0%

16.10 ................................................................................ $                                0.0%

16.11 ................................................................................ $                                0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      Amount and percentage of the reporting entity s total admitted assets held in the following categories of mortgage loans:

                                                                                                       Loans
                                                                                         --------------      --------------
16.12 Construction loans ............................................................. $                                0.0%

16.13 Mortgage loans over 90 days past due ........................................... $                                0.0%

16.14 Mortgage loans in the process of foreclosure ................................... $                                0.0%

16.15 Mortgage loans foreclosed ...................................................... $                                0.0%

16.16 Restructured mortgage loans .................................................... $                                0.0%

 17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date

                               Residential                           Commercial                        Agricultural
 Loan to Value               1            2                        3            4                     5             6
---------------------   -----------  ------------             -----------  ------------           -----------  ------------
17.01 above 95% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.02 91 to 95% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.03 81 to 90% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.04 71 to 60% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.05 below 70% ..... $                       0.0%          $                       0.0%        $                       0.0%


  18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [ X ] No [  ]

      If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

      Largest five investments in any one parcel or group of contiguous parcels of real estate.

                                   Description
                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
16.02 ................................................................................ $                                0.0%

16.03 ................................................................................ $                                0.0%

16.04 ................................................................................ $                                0.0%

16.05 ................................................................................ $                                0.0%

16.06 ................................................................................ $                                0.0%

 19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans:

19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's total admitted
      assets? ................................................ Yes [ X ] No [  ]

      If response to 19.01 is yes, responses we not required for the remainder of Interrogatory 19.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------

19.02 Aggregate statement value of investments held in mezzanine real estate loans: .. $                                0.0%

      Largest three investments held in mezzanine real estate loans:

19.03 ................................................................................ $                                0.0%

19.04 ................................................................................ $                                0.0%

19.05 ................................................................................ $                                0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                   At Year End                      At End of Each Quarter
                                                                                           1st Quarter    2nd Quarter   3rd Quarter
                                                                1               2               3              4             5
                                                           ------------    -----------     ------------   -----------   ------------
20.01 Securities lending agreements (do not include
      assets held as collateral for such transactions)   $    6,097,348            1.1%   $             $             $

20.02 Repurchase agreements ............................ $                         0.0%   $             $             $

20.03 Reverse repurchase agreements .................... $                         0.0%   $             $             $

20.04 Dollar repurchase agreements ..................... $                         0.0%   $             $             $

20.05 Dollar reverse repurchase agreements ............. $                         0.0%   $             $             $

 21. Amounts and percentages of the reporting entity s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                                      Owned                                 Written
                                                                1               2                      3               4
                                                          --------------  --------------         --------------  --------------
21.01 Hedging ......................................... $                            0.0%      $                            0.0%

21.02 Income generation ............................... $                            0.0%      $                            0.0%

21.03 Other ........................................... $                            0.0%      $                            0.0%

 22. Amounts and percentages of the reporting entity s total admitted assets of potential exposure for collars, swaps, and forwards:


                                                                   At Year End                      At End of Each Quarter
                                                                                           1st Quarter    2nd Quarter   3rd Quarter
                                                                1               2               3              4             5
                                                           ------------    -----------     ------------   -----------   ------------
22.01 Hedging .......................................... $                         0.0%   $             $             $

22.02 Income generation ................................ $                         0.0%   $             $             $

22.03 Replications ..................................... $                         0.0%   $             $             $

22.04 Other ............................................ $                         0.0%   $             $             $


23. Amounts and percentages of the reporting entity s total admitted assets of potential exposure for futures contracts


                                                                   At Year End                      At End of Each Quarter
                                                           ---------------------------     -----------------------------------------
                                                                                           1st Quarter    2nd Quarter   3rd Quarter
                                                                1               2               3              4             5
                                                           ------------    -----------     ------------   -----------   ------------
23.01 Hedging .......................................... $                         0.0%   $             $             $

23.02 Income generation ................................ $                         0.0%   $             $             $

23.03 Replications ..................................... $                         0.0%   $             $             $

23.04 Other ............................................ $                         0.0%   $             $             $

JEFFERSON NATIONAL LIFE INSURANCE COMPANY


ANNUAL REPORT
TO CONTRACT OWNERS

DECEMBER 31, 2006
                                       JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS


DECEMBER 31, 2006

==============================================================================================
JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I                                                 PAGE
Statement of Assets and Liabilities as of December 31, 2006 ...........................    2
Statements of Operations and Changes in Net Assets for the year ended December 31, 2006   22
Statements of Operations and Changes in Net Assets for the year ended December 31, 2005   44
Notes to Financial Statements .........................................................   62
Report of Independent Registered Public Accounting Firms ..............................   86

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2006

======================================================================================================================
                                                                               SHARES           COST           VALUE
----------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in portfolio shares, at net asset value (Note 2):
     40|86 Series Trust:
       Balanced Portfolio ......................................             59,375.758     $  836,345      $  918,542
       Equity Portfolio ........................................             91,025.625      2,336,529       2,256,527
       Fixed Income Portfolio ..................................             38,823.290        381,272         382,020
       Government Securities Portfolio .........................             26,613.155        303,685         300,729
       Money Market Portfolio ..................................          1,357,268.762      1,357,269       1,357,269
     AIM Variable Insurance Funds:
       Basic Value Fund ........................................             13,835.547        167,657         183,182
       Core Equity Fund ........................................              2,391.786         59,943          65,105
       Financial Services Fund .................................              3,247.922         54,636          56,545
       Global Health Care Fund .................................              6,207.747        126,088         133,528
       Global Real Estate Fund .................................             48,043.818      1,223,525       1,380,779
       High Yield Fund .........................................             87,694.209        559,742         536,689
       Mid Cap Core Equity Fund ................................             12,857.111        177,282         172,542
       Technology Fund .........................................              5,154.963         68,368          72,272
     The Alger American Fund:
       Growth Portfolio ........................................             13,282.497        503,762         547,505
       Leveraged AllCap Portfolio ..............................             10,543.186        336,405         437,330
       MidCap Growth Portfolio .................................             30,322.181        640,254         629,184
       Small Capitalization Portfolio ..........................             13,404.674        355,481         380,962
     Alliance Variable Products Series Fund, Inc.:
       Growth and Income Portfolio .............................              1,799.363         45,581          48,925
     American Century Variable Portfolios, Inc.:
       Balanced Fund ...........................................              2,812.461         20,079          21,178
       Income & Growth Fund ....................................             59,576.382        449,120         514,144
       Inflation Protection Fund ...............................              5,420.588         55,701          54,639
       International Fund ......................................            119,350.327      1,069,171       1,207,824
       Value Fund ..............................................            104,308.635        831,643         911,658
     DireXion Insurance Trust:
       Dynamic VP High Yield Bond Fund .........................             38,888.224        795,959         794,487
     The Dreyfus Investment Portfolio:
       Small Cap Index Portfolio ...............................              2,479.870         42,279          46,100
     The Dreyfus Socially Responsible Growth Fund, Inc. ........              9,858.167        262,815         280,465
     Dreyfus Stock Index Fund ..................................             43,218.297      1,359,185       1,562,341
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio .............................              5,643.123        114,571         144,126
       International Value Portfolio ...........................             55,424.936        963,747       1,080,786
     Federated Insurance Series:
       Capital Income Fund II ..................................             11,034.120         94,735         107,362
       High Income Bond Fund II ................................            205,014.552      1,502,917       1,609,365
       International Equity Fund II ............................             18,883.583        284,309         323,098
     Janus Aspen Series:
       Growth and Income Portfolio .............................             21,301.936        389,692         397,494
       International Growth Portfolio ..........................             19,241.047        807,735         985,335
       Large Cap Growth Portfolio ..............................             14,300.874        290,126         330,635
       Mid Cap Growth Portfolio ................................             10,075.863        296,961         332,202
       Worldwide Growth Portfolio ..............................              5,741.296        153,037         186,420
     Lazard Retirement Series, Inc.:
       Emerging Markets Portfolio ..............................             28,756.884        609,855         652,494
       Equity Portfolio ........................................             25,246.549        299,948         324,671
       International Equity Portfolio ..........................             11,711.837        161,373         174,389
       Small Cap Portfolio .....................................             29,962.219        475,524         518,645
     Legg Mason Partners Variable Portfolios I, Inc.:
       Aggressive Growth Fund ..................................                429.200         10,133          11,121
       All Cap Fund ............................................              9,217.348        158,450         179,923
       Large Cap Growth Fund ...................................              5,056.281         60,557          64,923
       Strategic Bond Fund .....................................             11,290.338        119,454         115,613
       Total Return Fund .......................................              2,897.736         34,257          35,584


   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

=============================================================================================================================
                                                                                         SHARES         COST          VALUE
-----------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
     Lord Abbett Series Fund, Inc.:
       America's Value Portfolio ...........................................           43,312.031    $  610,640    $  661,808
       Growth and Income Portfolio .........................................           47,158.096     1,338,520     1,383,619
     Neuberger Berman Advisers Management Trust:
       Fasciano Portfolio ..................................................            2,763.546        41,594        40,154
       High Income Bond Portfolio ..........................................            1,254.168        12,854        12,353
       Limited Maturity Bond Portfolio .....................................           33,678.007       434,018       429,730
       Mid Cap Growth Portfolio ............................................            6,215.276       127,500       144,568
       Partners Portfolio ..................................................           17,264.208       364,894       365,311
       Regency Portfolio ...................................................            9,333.495       144,768       151,296
       Socially Responsive Portfolio .......................................            2,137.208        31,505        35,714
     PIMCO Variable Insurance Trust:
       All Asset Fund ......................................................            1,774.711        20,885        20,711
       Emerging Markets Bond Fund ..........................................           59,205.960       815,688       826,516
       Foreign Bond US Dollar-Hedged Fund ..................................              218.260         2,207         2,205
       Global Bond Unhedged Fund ...........................................            7,156.720        86,847        86,310
       High Yield Fund .....................................................           16,790.700       135,642       140,034
       Money Market Fund ...................................................          376,064.320       376,064       376,063
       RealEstateRealReturn Strategy Fund ..................................            2,121.330        27,424        25,923
       Real Return Fund ....................................................           68,969.910       870,869       822,812
       Short-Term Fund .....................................................           40,515.320       406,921       406,774
       Total Return Fund ...................................................          154,013.880     1,563,712     1,558,620
     Pioneer Variable Contracts Trust:
       Core Bond Portfolio .................................................              362.365         3,541         3,558
       Emerging Markets Portfolio ..........................................              796.379        27,013        27,013
       Equity Income Portfolio .............................................           40,106.473       910,691     1,005,469
       Fund Portfolio ......................................................           20,739.396       467,306       512,886
       High Yield Portfolio ................................................           58,837.109       636,599       647,797
       International Value Portfolio .......................................           17,356.689       287,080       289,163
       Mid Cap Value Portfolio .............................................            4,752.502       106,433        96,191
       Small Cap Value Portfolio ...........................................               28.080           499           499
     Royce Capital Fund:
       Micro-Cap Portfolio .................................................           42,454.379       560,840       611,342
       Small-Cap Portfolio .................................................           84,554.801       819,629       902,200
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund .........................................           14,206.206       509,103       509,008
       Absolute Return Strategies Fund .....................................              323.478         8,396         8,475
       Banking Fund ........................................................            1,783.929        58,442        57,871
       Basic Materials Fund ................................................            9,140.272       289,394       304,645
       Biotechnology Fund ..................................................              437.519         9,448         9,038
       Commodities Fund ....................................................               41.417           931           752
       Consumer Products Fund ..............................................              393.902        13,956        14,396
       Dynamic Dow Fund ....................................................           13,133.853       354,845       353,169
       Dynamic OTC Fund ....................................................           11,182.399       268,292       262,340
       Dynamic Russell 2000 Fund ...........................................           11,928.380       310,973       309,780
       Dynamic S&P 500 Fund ................................................           28,967.110       629,000       628,875
       Dynamic Weakening Dollar Fund .......................................              554.186        15,366        15,246
       Electronics Fund ....................................................            9,692.927       136,781       135,895
       Energy Fund .........................................................           35,371.726     1,430,969     1,172,218
       Energy Services Fund ................................................           28,888.639     1,018,830       860,594
       Europe Advantage Fund ...............................................           10,042.326       289,230       297,252
       Financial Services Fund .............................................            6,459.302       209,616       207,861
       Government Long Bond Advantage Fund .................................           21,901.591       250,173       253,184
       Health Care Fund ....................................................           14,930.911       428,829       424,188
       Hedged Equity Fund ..................................................               27.449           711           723
       Internet Fund .......................................................            1,346.887        22,031        21,779
       Inverse Dynamic Dow Fund ............................................           60,100.987     2,245,455     2,003,767

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

=================================================================================================================================
                                                                                              SHARES        COST         VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
     Rydex Variable Trust: (continued)
       Inverse Government Long Bond Fund ...................................                7,179.355  $   160,133    $   154,715
       Inverse Mid-Cap Fund ................................................                1,419.752       55,776         52,474
       Inverse OTC Fund ....................................................                  816.274       17,131         16,154
       Inverse Russell 2000 Fund ...........................................               30,822.902    1,211,999      1,066,780
       Inverse S&P 500 Fund ................................................               13,173.669       68,680         57,832
       Japan Advantage Fund ................................................               33,184.059    1,051,675        900,283
       Large Cap Growth Fund ...............................................               16,065.986      431,923        428,640
       Large Cap Value Fund ................................................               40,127.232    1,277,161      1,275,243
       Leisure Fund ........................................................               12,832.909      325,261        336,094
       Mid Cap Advantage Fund ..............................................               12,275.705      364,672        297,072
       Mid-Cap Growth Fund .................................................                2,764.917       86,271         81,095
       Mid-Cap Value Fund ..................................................               50,248.172    1,083,595      1,124,554
       Multi-Cap Core Equity Fund ..........................................                6,614.364      170,530        189,171
       Nova Fund ...........................................................               30,202.055      280,134        304,738
       OTC Fund ............................................................                2,682.522       41,938         41,284
       Precious Metals Fund ................................................               56,843.314      690,504        715,089
       Real Estate Fund ....................................................                5,763.084      280,991        289,595
       Retailing Fund ......................................................                1,707.678       51,975         50,855
       Russell 2000 Advantage Fund .........................................               14,169.612      582,104        582,938
       Sector Rotation Fund ................................................               10,952.193      143,696        147,527
       Small-Cap Growth Fund ...............................................               27,004.019      816,058        807,959
       Small-Cap Value Fund ................................................               13,519.701      392,739        386,663
       Technology Fund .....................................................                1,066.739       14,809         15,724
       Telecommunications Fund .............................................                2,130.461       46,764         46,678
       Transportation Fund .................................................                3,712.684      135,456        130,130
       U.S. Government Money Market Fund ...................................           11,313,948.105   11,313,948     11,313,950
       Utilities Fund ......................................................               35,112.327      755,609        785,814
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio ............................                6,441.248       89,657        107,828
       Global Technology Portfolio .........................................                4,334.387       56,494         68,614
     Third Avenue Variable Series Trust:
       Value Portfolio .....................................................               22,434.467      612,503        669,443
     Van Eck Worldwide Insurance Trust:
       Worldwide Absolute Return Fund ......................................               33,894.574      340,225        360,639
       Worldwide Bond Fund .................................................               45,896.855      526,903        540,666
       Worldwide Emerging Markets Fund .....................................              103,157.573    2,230,881      2,576,877
       Worldwide Hard Assets Fund ..........................................               17,131.222      496,562        560,362
       Worldwide Real Estate Fund ..........................................               36,976.884      614,633        696,275
     Wells Fargo Advantage VT Funds:
       Discovery Fund ......................................................                7,326.487       98,713        120,448
       Opportunity Fund ....................................................               27,321.379      580,203        656,259
---------------------------------------------------------------------------------------------------------------------------------
         Total investments in portfolio shares .............................                                          $70,220,814
---------------------------------------------------------------------------------------------------------------------------------
Liabilities:
   Amounts payable to Jefferson National Life Insurance Company ............                                          $        81
---------------------------------------------------------------------------------------------------------------------------------
         Net assets ........................................................                                          $70,220,733
=================================================================================================================================

   The accompanying notes are an integral part of these financial statements.
4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

=================================================================================================================================
                                                                                        UNIT                      SUB-ACCOUNT
                                                                           UNITS        VALUE           VALUE        TOTAL
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves:
     40|86 Series Trust:
       Balanced Portfolio
         Base .........................................................  25,824.453    $17.508650   $  452,151
         Base + GMDB/1 ................................................   3,553.228     17.116302       60,818
         Base + GMDB/2 ................................................  13,526.862     12.784527      172,935
         Base + GMDB/1 + GMIB .........................................   4,812.035     16.750154       80,602
         Base + GMDB/2 + GMIB .........................................  12,002.291     12.667285      152,036     $  918,542
                                                                                                                   ----------
       Equity Portfolio
         Base .........................................................  73,536.106     24.540455    1,804,610
         Base + GMDB/1 ................................................   5,856.688     23.993467      140,522
         Base + GMDB/2 ................................................   8,829.085     14.884165      131,414
         Base + GMDB/1 + GMIB .........................................   1,170.455     23.483105       27,486
         Base + GMDB/2 + GMIB .........................................   6,298.781     14.747705       92,893
         Base + GMWB/5 ................................................     249.426     14.929745        3,724
         Base + GMWB/5 + GMDB Opt 2 ...................................     548.945     14.725092        8,083
         Base + GMWB/2 ................................................   1,482.474     14.861323       22,032
         Base + GMWB/2 + GMDB Opt 1 ...................................   1,752.265     14.702488       25,763      2,256,527
                                                                                                                   ----------
       Fixed Income Portfolio
         Base .........................................................  19,226.723     14.170434      272,451
         Base + GMDB/1 ................................................   2,420.708     13.854545       33,538
         Base + GMDB/1 + GMIB .........................................   2,997.043     13.559775       40,639
         Base + GMWB/5 ................................................      15.462     10.700293          165
         Base + GMWB/5 + GMDB Opt 1 ...................................   2,663.661     10.585991       28,197
         Base + GMWB/2 + GMDB Opt 2 ...................................     669.236     10.505014        7,030        382,020
                                                                                                                   ----------
       Government Securities Portfolio
         Base .........................................................  12,186.146     12.949027      157,799
         Base + GMDB/1 ................................................   1,042.130     12.660323       13,194
         Base + GMDB/2 ................................................   2,546.989     10.257319       26,125
         Base + GMDB/1 + GMIB .........................................   4,323.587     12.390987       53,574
         Base + GMWB/5 ................................................      23.853     10.288750          245
         Base + GMWB/5 + GMDB Opt 1 ...................................   4,133.217     10.178856       42,071
         Base + GMWB/5 + GMDB Opt 2 + GMIB ............................      72.596     10.054561          730
         Base + GMWB/2 + GMDB Opt 2 ...................................     692.111     10.100984        6,991        300,729
                                                                                                                   ----------
       Money Market Portfolio
         Base .........................................................  73,775.127     11.837525      873,315
         Base + GMDB/1 ................................................  19,378.220     11.573613      224,276
         Base + GMDB/2 ................................................     719.090     10.266868        7,383
         Base + GMDB/1 + GMIB .........................................   4,017.390     11.327387       45,507
         Base + GMWB/5 ................................................   2,580.811     10.298342       26,578
         Base + GMWB/5 + GMDB Opt 1 ...................................   3,003.971     10.188339       30,605
         Base + GMWB/5 + GMDB Opt 2 ...................................   4,996.162     10.157087       50,746
         Base + GMWB/5 + GMDB Opt 1 + GMIB ............................   2,103.533     10.094878       21,235
         Base + GMWB/5 + GMDB Opt 2 + GMIB ............................   3,052.227     10.063919       30,717
         Base + GMWB/2 + GMDB Opt 2 ...................................   4,639.433     10.110397       46,907      1,357,269
                                                                                                                   ----------
     AIM Variable Insurance Funds:
       Basic Value Fund
         Base .........................................................   7,441.905     16.341551      121,612
         Base + GMDB/1 ................................................     304.711     16.146117        4,920
         Base + GMDB/2 ................................................     357.310     13.008437        4,648
         Base + GMDB/1 + GMIB .........................................     474.763     15.969642        7,582
         Base + GMDB/2 + GMIB .........................................   3,189.606     12.889125       41,111
         Base + GMWB/2 ................................................     254.745     12.988485        3,309        183,182
                                                                                                                   ----------
       Core Equity Fund
         Base .........................................................   4,528.865     10.860812       49,187
         Base + GMDB/1 ................................................     460.880     10.835119        4,994
         Base + GMDB/2 ................................................     231.060     10.827812        2,502
         Base + GMDB/1 + GMIB .........................................     477.069     10.813174        5,159
         Base + GMDB/2 + GMIB .........................................     301.927     10.805853        3,263         65,105
                                                                                                                   ----------


   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

====================================================================================================================================
                                                                                          UNIT                        SUB-ACCOUNT
                                                                             UNITS        VALUE             VALUE       TOTAL
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     AIM Variable Insurance Funds: (continued)
       Financial Services Fund
         Base...........................................................     3,764.928        $13.353606    $ 50,275
         Base + GMDB/2..................................................       236.436         13.181134       3,116
         Base + GMDB/1 + GMIB...........................................       244.617         12.893887       3,154       $ 56,545
                                                                                                                          ----------
       Global Health Care Fund
         Base...........................................................     7,754.751         11.268947      87,388
         Base + GMDB/1..................................................     2,042.252         11.067432      22,602
         Base + GMDB/1 + GMIB...........................................     1,755.358         10.880911      19,100
         Base + GMDB/2 + GMIB...........................................       376.266         11.795887       4,438        133,528
                                                                                                                         ----------
       Global Real Estate Fund
         Base...........................................................    30,071.974         30.971426     931,372
         Base + GMDB/1..................................................     3,649.143         30.418097     111,000
         Base + GMDB/2..................................................       140.005         21.602812       3,025
         Base + GMDB/1 + GMIB...........................................     8,592.865         29.905822     256,977
         Base + GMDB/2 + GMIB...........................................     2,281.033         21.404826      48,825
         Base + GMWB/5..................................................     1,345.771         21.668991      29,161
         Base + GMWB/5 + GMDB Opt 2.....................................        19.588         21.371999         419      1,380,779
                                                                                                                         ----------
       High Yield Fund
         Base...........................................................    39,890.674         11.910599     475,122
         Base + GMDB/1..................................................     3,356.179         11.799896      39,603
         Base + GMDB/1 + GMIB...........................................       404.139         11.705951       4,731
         Base + GMWB/5 + GMDB Opt 1.....................................        46.655         11.690325         545
         Base + GMWB/5 + GMDB Opt 2 + GMIB..............................         8.403         11.566235          97
         Base + GMWB/2 + GMDB Opt 2.....................................     1,428.701         11.612610      16,591        536,689
                                                                                                                         ----------
       Mid Cap Core Equity Fund
         Base...........................................................    10,268.927         16.081656     165,141
         Base + GMDB/1..................................................       156.904         15.889334       2,493
         Base + GMDB/2 + GMIB...........................................       378.668         12.959988       4,908        172,542
                                                                                                                         ----------
        Technology Fund
         Base...........................................................     6,378.926          6.154687      39,260
         Base + GMDB/1..................................................       608.980          6.044599       3,681
         Base + GMDB/2..................................................       353.831         11.177779       3,955
         Base + GMDB/1 + GMIB...........................................     1,834.053          5.942650      10,899
         Base + GMDB/2 + GMIB...........................................     1,307.189         11.075234      14,477         72,272
                                                                                                                         ----------
     The Alger American Fund:
       Growth Portfolio
         Base...........................................................    27,930.912         14.072585     393,060
         Base + GMDB/1..................................................     5,983.313         13.758699      82,323
         Base + GMDB/2..................................................     4,178.408         12.142740      50,737
         Base + GMDB/1 + GMIB...........................................       696.650         13.465854       9,381
         Base + GMWB/5 + GMDB Opt 1.....................................        99.935         12.049867       1,204
         Base + GMWB/5 + GMDB Opt 2.....................................       618.916         12.012902       7,435
         Base + GMWB/5 + GMDB Opt 1 + GMIB..............................       239.323         11.939340       2,857
         Base + GMWB/5 + GMDB Opt 2 + GMIB..............................        42.643         11.902732         508        547,505
                                                                                                                         ----------
       Leveraged AllCap Portfolio
         Base...........................................................    14,593.214         19.665932     286,989
         Base + GMDB/1..................................................     2,771.015         19.227298      53,279
         Base + GMDB/2..................................................       198.863         14.302908       2,844
         Base + GMDB/1 + GMIB...........................................       292.545         18.818038       5,505
         Base + GMDB/2 + GMIB...........................................       489.383         14.171748       6,935
         Base + GMWB/5..................................................        15.152         14.346730         217
         Base + GMWB/5 + GMDB Opt 1.....................................     3,420.133         14.193533      48,544
         Base + GMWB/2..................................................     2,006.132         14.280974      28,650
         Base + GMWB/2 + GMDB Opt 2.....................................       310.079         14.085002       4,367        437,330
                                                                                                                         ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

===================================================================================================================================
                                                                                             UNIT                     SUB-ACCOUNT
                                                                           UNITS             VALUE          VALUE       TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     The Alger American Fund:
       MidCap Growth Portfolio
         Base...........................................................  14,549.884        $21.224720    $ 308,817
         Base + GMDB/1..................................................   2,197.677         20.751374       45,605
         Base + GMDB/2..................................................  13,691.707         13.096724      179,317
         Base + GMDB/1 + GMIB...........................................     878.019         20.309767       17,832
         Base + GMDB/2 + GMIB...........................................   2,457.404         12.976583       31,889
         Base + GMWB/5..................................................       7.260         13.136855           95
         Base + GMWB/5 + GMDB Opt 1.....................................   2,375.586         12.996536       30,874
         Base + GMWB/5 + GMDB Opt 2.....................................     903.801         12.956688       11,710
         Base + GMWB/5 + GMDB Opt 1 + GMIB..............................     112.431         12.877329        1,448
         Base + GMWB/5 + GMDB Opt 2 + GMIB..............................      19.850         12.837843          255
         Base + GMWB/2 + GMDB Opt 2.....................................     104.085         12.897113        1,342      $ 629,184
                                                                                                                         ----------
       Small Capitalization Portfolio
         Base...........................................................  23,145.320         12.650187      292,793
         Base + GMDB/1..................................................   4,170.948         12.367886       51,586
         Base + GMDB/2..................................................   1,235.196         15.665628       19,350
         Base + GMDB/1 + GMIB...........................................     396.964         12.104562        4,805
         Base + GMDB/2 + GMIB...........................................      10.795         15.521943          168
         Base + GMWB/5..................................................     579.580         15.713611        9,107
         Base + GMWB/2 + GMDB Opt 2.....................................     204.357         15.426911        3,153        380,962
                                                                                                                         ----------

     Alliance Variable Products Series Fund, Inc.:
       Growth and Income Portfolio
         Base...........................................................   4,427.387         11.050437       48,925         48,925
                                                                                                                         ----------
     American Century Variable Portfolios, Inc.:
       Balanced Fund
         Base...........................................................   1,199.938         11.457428       13,748
         Base + GMWB/5 + GMDB Opt 2.....................................     657.177         11.305610        7,430         21,178
                                                                                                                         ----------
       Income & Growth Fund
         Base...........................................................  24,879.645         15.049281      374,421
         Base + GMDB/1..................................................   6,550.187         14.714099       96,380
         Base + GMDB/2..................................................     827.087         13.638926       11,281
         Base + GMDB/1 + GMIB...........................................   1,180.765         14.401364       17,005
         Base + GMDB/2 + GMIB...........................................      91.847         13.513872        1,241
         Base + GMWB/5..................................................     153.937         13.680698        2,106
         Base + GMWB/5 + GMDB Opt 1.....................................      95.495         13.534632        1,292
         Base + GMWB/5 + GMDB Opt 1 + GMIB..............................     233.776         13.410555        3,135
         Base + GMWB/5 + GMDB Opt 2 + GMIB..............................      38.813         13.369435          519
         Base + GMWB/2 + GMDB Opt 2.....................................     503.608         13.431140        6,764        514,144
                                                                                                                         ----------
       Inflation Protection Fund
         Base...........................................................   2,968.006         10.586665       31,421
         Base + GMDB/2..................................................     158.631         10.460389        1,659
         Base + GMDB/1 + GMIB...........................................     937.117         10.404692        9,750
         Base + GMWB/5 + GMDB Opt 1.....................................     112.021         10.390810        1,164
         Base + GMWB/5 + GMDB Opt 2.....................................     707.291         10.363125        7,330
         Base + GMWB/5 + GMDB Opt 1 + GMIB..............................     273.011         10.307953        2,814
         Base + GMWB/5 + GMDB Opt 2 + GMIB..............................      48.707         10.280493          501         54,639
                                                                                                                         ----------
       International Fund
         Base...........................................................  57,009.310         15.486608      882,881
         Base + GMDB/1..................................................   7,541.352         15.141278      114,186
         Base + GMDB/2..................................................   4,506.760         15.867953       71,513
         Base + GMDB/1 + GMIB...........................................   6,366.824         14.819031       94,350
         Base + GMDB/2 + GMIB...........................................   2,085.377         15.722457       32,787
         Base + GMWB/5 + GMDB Opt 1.....................................     345.669         15.746634        5,443
         Base + GMWB/2 + GMDB Opt 2.....................................     426.474         15.626198        6,664      1,207,824
                                                                                                                         ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

=================================================================================================================================
                                                                                        UNIT                      SUB-ACCOUNT
                                                                           UNITS        VALUE           VALUE        TOTAL
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     American Century Variable Portfolios, Inc.: (continued)
       Value Fund
         Base...........................................................  24,234.004        $19.383520   $  469,740
         Base + GMDB/1..................................................   4,154.923         18.951386       78,742
         Base + GMDB/2..................................................   2,433.034         14.095492       34,295
         Base + GMDB/1 + GMIB...........................................  15,772.015         18.548260      292,543
         Base + GMDB/2 + GMIB...........................................     844.342         13.966249       11,792
         Base + GMWB/5 + GMDB Opt 2.....................................     596.105         13.944830        8,313
         Base + GMWB/2..................................................   1,153.388         14.073885       16,233      $ 911,658
                                                                                                                         ----------
     DireXion Insurance Trust:
       Dynamic VP High Yield Bond Fund
         Base...........................................................  72,403.156         10.925004      791,005
         BASE + GMDB/1 + GMIB...........................................     322.158         10.807239        3,482        794,487
                                                                                                                         ----------
     The Dreyfus Investment Portfolio:
       Small Cap Index Portfolio
         Base...........................................................   3,368.681         12.966019       43,678
         Base + GMDB/1..................................................     187.897         12.890538        2,422         46,100
                                                                                                                         ----------
     The Dreyfus Socially Responsible Growth Fund, Inc.
         Base...........................................................  17,823.624         10.567646      188,354
         Base + GMDB/1..................................................     663.716         10.331937        6,857
         Base + GMDB/2..................................................   5,939.189         11.618906       69,007
         Base + GMDB/1 + GMIB...........................................   1,030.573         10.111973       10,421
         Base + GMDB/2 + GMIB...........................................     506.044         11.512357        5,826        280,465
                                                                                                                         ----------
     Dreyfus Stock Index Fund
         Base...........................................................  78,207.173         13.880632    1,085,565
         Base + GMDB/1..................................................  11,278.403         13.571082      153,060
         Base + GMDB/2..................................................   2,432.748         13.149932       31,990
         Base + GMDB/1 + GMIB...........................................  12,440.494         13.282286      165,238
         Base + GMDB/2 + GMIB...........................................     508.733         13.029354        6,628
         Base + GMWB/5..................................................   2,746.862         13.190220       36,232
         Base + GMWB/5 + GMDB Opt 1.....................................     123.510         13.049373        1,612
         Base + GMWB/5 + GMDB Opt 2 + GMIB..............................      16.132         12.890073          208
         Base + GMWB/2 + GMDB Opt 1.....................................   4,869.826         12.989399       63,256
         Base + GMWB/2 + GMDB Opt 2.....................................   1,432.616         12.949589       18,552      1,562,341
                                                                                                                         ----------
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio
         Base...........................................................   6,092.527         11.362805       69,228
         Base + GMDB/1..................................................   1,150.082         11.109382       12,777
         Base + GMDB/1 + GMIB...........................................     622.262         10.872924        6,766
         Base + GMWB/5..................................................      19.478         13.045808          254
         Base + GMWB/5 + GMDB Opt 1.....................................   4,269.217         12.906492       55,101        144,126
                                                                                                                         ----------
       International Value Portfolio
         Base...........................................................  38,914.276         17.742459      690,435
         Base + GMDB/1..................................................   3,861.950         17.346804       66,992
         Base + GMDB/2..................................................   2,932.952         16.323395       47,876
         Base + GMDB/1 + GMIB...........................................  10,421.339         16.977635      176,930
         Base + GMDB/2 + GMIB...........................................      97.758         16.173755        1,581
         Base + GMWB/5..................................................   3,351.370         16.373426       54,873
         Base + GMWB/5 + GMDB Opt 1.....................................      40.326         16.198598          653
         Base + GMWB/5 + GMDB Opt 2.....................................   1,985.923         16.148933       32,071
         Base + GMWB/5 + GMDB Opt 1 + GMIB..............................      98.604         16.050080        1,583
         Base + GMWB/5 + GMDB Opt 2 + GMIB..............................      16.296         16.000869          261
         Base + GMWB/2 + GMDB Opt 2.....................................     468.529         16.074728        7,531      1,080,786
                                                                                                                         ----------
     Federated Insurance Series:
       Capital Income Fund II
         Base...........................................................   4,469.710         10.084775       45,076
         Base + GMDB/1..................................................   1,396.030          9.859900       13,765
         Base + GMDB/2..................................................   3,168.944         13.202413       41,838
         Base + GMDB/1 + GMIB...........................................     692.578          9.650149        6,683        107,362
                                                                                                                         ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

===================================================================================================================================
                                                                                              UNIT                      SUB-ACCOUNT
                                                                                 UNITS        VALUE           VALUE        TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Federated Insurance Series: (continued)
       High Income Bond Fund II
         Base...........................................................       105,051.184   $13.008882   $1,366,598
         Base + GMDB/1..................................................         2,792.881    12.718239       35,521
         Base + GMDB/2..................................................         4,282.400    12.021291       51,480
         Base + GMDB/1 + GMIB...........................................        11,839.557    12.447007      147,367
         Base + GMDB/2 + GMIB...........................................           434.862    11.911032        5,180
         Base + GMWB/2..................................................           268.182    12.002839        3,219     $1,609,365
                                                                                                                         ----------
       International Equity Fund II
         Base...........................................................        16,554.967    15.583309      257,981
         Base + GMDB/1..................................................         2,723.212    15.235766       41,490
         Base + GMDB/2..................................................           406.750    14.500845        5,898
         Base + GMDB/1 + GMIB...........................................           281.373    14.911494        4,196
         Base + GMWB/5 + GMDB Opt 1.....................................           186.760    14.389958        2,687
         Base + GMWB/2 + GMDB Opt 2.....................................           759.516    14.279922       10,846        323,098
                                                                                                                         ----------
     Janus Aspen Series:
       Growth and Income Portfolio
         Base...........................................................        18,149.921    15.982248      290,077
         Base + GMDB/1..................................................         1,673.642    15.785791       26,420
         Base + GMDB/2..................................................           412.694    13.310222        5,493
         Base + GMDB/1 + GMIB...........................................         2,375.536    15.608012       37,077
         Base + GMWB/5..................................................           554.351    13.350996        7,401
         Base + GMWB/2 + GMDB Opt 2.....................................         2,367.045    13.107420       31,026        397,494
                                                                                                                         ----------
       International Growth Portfolio
         Base...........................................................        19,225.672    32.030888      615,815
         Base + GMDB/1..................................................         4,073.715    31.637384      128,882
         Base + GMDB/2..................................................         4,162.205    22.690168       94,441
         Base + GMDB/1 + GMIB...........................................         1,985.742    31.281283       62,117
         Base + GMDB/2 + GMIB...........................................           828.913    22.482232       18,636
         Base + GMWB/5..................................................         2,320.532    22.759681       52,815
         Base + GMWB/5 + GMDB Opt 2.....................................           562.595    22.447758       12,629        985,335
                                                                                                                         ----------

       Large Cap Growth Portfolio
         Base...........................................................         7,772.717    17.159785      133,378
         Base + GMDB/1 + GMIB...........................................         4,010.012    16.574626       66,464
         Base + GMWB/5..................................................         2,144.267    11.790148       25,281
         Base + GMWB/5 + GMDB Opt 2.....................................         1,579.257    11.628466       18,364
         Base + GMWB/5 + GMDB Opt 2 + GMIB..............................         1,535.283    11.521794       17,689
         Base + GMWB/2..................................................         4,444.823    11.736104       52,165
         Base + GMWB/2 + GMDB Opt 2.....................................         1,494.064    11.574984       17,294        330,635
                                                                                                                         ----------
       Mid Cap Growth Portfolio
         Base...........................................................        18,643.060    16.051977      299,258
         Base + GMDB/1..................................................         1,340.618    15.693742       21,039
         Base + GMDB/1 + GMIB...........................................           163.017    15.359520        2,504
         Base + GMWB/5..................................................           498.802    14.871556        7,418
         Base + GMWB/5 + GMDB Opt 2 + GMIB..............................            16.970    14.533104          247
         Base + GMWB/2 + GMDB Opt 2.....................................           118.869    14.600214        1,736        332,202
                                                                                                                         ----------
       Worldwide Growth Portfolio
         Base...........................................................         7,030.747    13.795941       96,996
         Base + GMDB/1..................................................           976.812    13.536620       13,223
         Base + GMDB/2..................................................         1,318.756    12.867051       16,969
         Base + GMDB/1 + GMIB...........................................           540.108    13.303322        7,185
         Base + GMDB/2 + GMIB...........................................         3,768.841    12.749062       48,049
         Base + GMWB/2 + GMDB Opt 2.....................................           315.501    12.670991        3,998        186,420
                                                                                                                         ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

===================================================================================================================================
                                                                                             UNIT                      SUB-ACCOUNT
                                                                            UNITS            VALUE           VALUE       TOTAL
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Lazard Retirement Series, Inc.:
       Emerging Markets Portfolio
         Base...........................................................   21,459.869        $22.509795   $ 483,057
         Base + GMDB/1..................................................      570.278         22.300700      12,718
         Base + GMDB/2..................................................      691.030         22.241509      15,370
         Base + GMDB/1 + GMIB...........................................    3,711.147         22.123246      82,103
         Base + GMDB/2 + GMIB...........................................      108.013         22.064319       2,383
         Base + GMWB/5 + GMDB Opt 2.....................................      918.094         22.034902      20,230
         Base + GMWB/5 + GMDB Opt 2 + GMIB..............................    1,390.226         21.859320      30,389
         Base + GMWB/2 + GMDB Opt 2.....................................      284.499         21.946926       6,244      $ 652,494
                                                                                                                         ----------
       Equity Portfolio
         Base...........................................................   10,665.489         13.803665     147,223
         Base + GMDB/1..................................................    1,365.553         13.495868      18,429
         Base + GMDB/1 + GMIB...........................................   12,038.935         13.208724     159,019        324,671
                                                                                                                         ----------

       International Equity Portfolio
         Base...........................................................    6,751.888         14.888023     100,522
         Base + GMDB/1..................................................    2,556.622         14.749641      37,709
         Base + GMDB/2..................................................    2,056.910         14.710480      30,258
         Base + GMDB/2 + GMIB...........................................      106.487         14.593233       1,554
         Base + GMWB/2 + GMDB Opt 2.....................................      299.402         14.515544       4,346        174,389
                                                                                                                         ----------
       Small Cap Portfolio
         Base...........................................................   19,315.294         19.687281     380,266
         Base + GMDB/1..................................................    3,852.191         19.248384      74,148
         Base + GMDB/2..................................................       62.723         13.411772         841
         Base + GMDB/1 + GMIB...........................................      905.461         18.835425      17,055
         Base + GMWB/5..................................................        7.067         13.452877          95
         Base + GMWB/5 + GMDB Opt 1.....................................    2,471.777         13.309222      32,897
         Base + GMWB/5 + GMDB Opt 2.....................................      278.898         13.268399       3,701
         Base + GMWB/5 + GMDB Opt 1 + GMIB..............................      112.757         13.187158       1,487
         Base + GMWB/5 + GMDB Opt 2 + GMIB..............................       19.391         13.146731         255
         Base + GMWB/2 + GMDB Opt 2.....................................      598.164         13.207418       7,900        518,645
                                                                                                                         ----------

     Legg Mason Partners Variable Portfolios I, Inc.:
       Aggressive Growth Fund
         Base...........................................................      863.764         12.874873      11,121         11,121
                                                                                                                         ----------
       All Cap Fund
         Base...........................................................    8,480.598         12.784889     108,424
         Base + GMDB/1..................................................    2,217.630         12.666146      28,089
         Base + GMDB/2..................................................      442.563         12.632551       5,591
         Base + GMDB/1 + GMIB...........................................      860.995         12.565388      10,819
         Base + GMWB/5 + GMDB Opt 1.....................................      153.462         12.548656       1,926
         Base + GMWB/5 + GMDB Opt 2.....................................    1,568.357         12.515260      19,628
         Base + GMWB/5 + GMDB Opt 1 + GMIB..............................      374.961         12.448714       4,668
         Base + GMWB/5 + GMDB Opt 2 + GMIB..............................       62.682         12.415576         778        179,923
                                                                                                                         ----------
       Large Cap Growth Fund
         Base...........................................................    2,920.625         10.582583      30,908
         Base + GMDB/1..................................................    2,641.411         10.484182      27,693
         Base + GMDB/2..................................................      566.995         10.456332       5,929
         Base + GMWB/5 + GMDB Opt 2 + GMIB..............................       38.269         10.276514         393         64,923
                                                                                                                         ----------
       Strategic Bond Fund
         Base...........................................................    4,151.967         11.107146      46,117
         Base + GMDB/1..................................................      995.870         11.003866      10,958
         Base + GMDB/1 + GMIB...........................................    4,617.250         10.916233      50,403
         Base + GMDB/2 + GMIB...........................................       65.542         10.887140         714
         Base + GMWB/5..................................................      674.439         11.003866       7,421        115,613
                                                                                                                         ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

====================================================================================================================================
                                                                                         UNIT                            SUB-ACCOUNT
                                                                            UNITS        VALUE                 VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Legg Mason Partners Variable Portfolios I, Inc.: (continued)
       Total Return Fund
         Base...........................................................    1,267.989        $11.981408    $  15,192
         Base + GMDB/2..................................................      353.330         11.838502        4,183
         Base + GMDB/1 + GMIB...........................................      653.194         11.775499        7,692
         Base + GMWB/5 + GMDB Opt 1.....................................      106.186         11.759785        1,249
         Base + GMWB/5 + GMDB Opt 2.....................................      317.733         11.728450        3,727
         Base + GMWB/5 + GMDB Opt 1 + GMIB..............................      259.406         11.666013        3,026
         Base + GMWB/5 + GMDB Opt 2 + GMIB..............................       44.291         11.634933          515     $   35,584
                                                                                                                         ----------
     Lord Abbett Series Fund, Inc.:
       America's Value Portfolio
         Base...........................................................   38,810.251         16.219380      629,478
         Base + GMDB/1..................................................    1,153.352         16.025436       18,483
         Base + GMDB/1 + GMIB...........................................      763.642         15.847409       12,102
         Base + GMDB/2 + GMIB...........................................      129.240         13.499375        1,745        661,808
                                                                                                                         ----------
       Growth and Income Portfolio
         Base...........................................................   59,194.031         17.852221    1,056,745
         Base + GMDB/1..................................................    8,036.124         17.454150      140,264
         Base + GMDB/2..................................................    2,468.044         13.493856       33,303
         Base + GMDB/1 + GMIB...........................................    1,159.796         17.082816       19,813
         Base + GMDB/2 + GMIB...........................................      495.195         13.370113        6,621
         Base + GMWB/5..................................................      589.729         13.535182        7,982
         Base + GMWB/5 + GMDB Opt 1.....................................    3,384.275         13.390653       45,318      1,310,046
                                                                                                                         ----------
     Neuberger Berman Advisers Management Trust:
       Fasciano Portfolio
         Base...........................................................    2,320.814         14.570762       33,816
         Base + GMWB/5 + GMDB Opt 1.....................................      547.177         11.583987        6,338         40,154
                                                                                                                         ----------
       High Income Bond Portfolio
         Base...........................................................    1,129.319         10.938735       12,353         12,353
                                                                                                                         ----------
       Limited Maturity Bond Portfolio
         Base...........................................................   13,415.578         12.390307      166,223
         Base + GMDB/1..................................................    8,679.337         12.114077      105,142
         Base + GMDB/2..................................................    8,556.896         10.102866       86,449
         Base + GMDB/1 + GMIB...........................................      524.466         11.856391        6,218
         Base + GMWB/5..................................................    3,455.405         10.133829       35,016
         Base + GMWB/5 + GMDB Opt 1.....................................    3,060.346         10.025604       30,682        429,730
                                                                                                                         ----------
       Mid Cap Growth Portfolio
         Base...........................................................    8,637.983         11.023424       95,220
         Base + GMDB/1..................................................    2,926.737         10.826271       31,686
         Base + GMDB/1 + GMIB...........................................    1,010.083         10.643779       10,751
         Base + GMWB/5..................................................      474.335         14.569090        6,911        144,568
                                                                                                                         ----------
       Partners Portfolio
         Base...........................................................   11,891.645         15.259083      181,456
         Base + GMDB/1..................................................    4,312.319         14.918868       64,335
         Base + GMDB/2..................................................       75.564         15.372535        1,162
         Base + GMDB/1 + GMIB...........................................    1,641.707         14.601381       23,971
         Base + GMDB/2 + GMIB...........................................    2,296.156         15.231608       34,974
         Base + GMWB/5..................................................      488.124         15.419659        7,527
         Base + GMWB/5 + GMDB Opt 2.....................................    2,912.333         15.208249       44,291
         Base + GMWB/2 + GMDB Opt 2.....................................      501.696         15.138383        7,595        365,311
                                                                                                                         ----------
       Regency Portfolio
         Base...........................................................    6,132.915         19.039155      116,766
         Base + GMDB/1..................................................      478.797         18.811546        9,007
         Base + GMDB/2..................................................      143.718         14.772305        2,123
         Base + GMDB/1 + GMIB...........................................      163.233         18.605987        3,037
         Base + GMWB/5..................................................    1,163.015         14.817548       17,233
         Base + GMWB/2 + GMDB Opt 2.....................................      215.181         14.547255        3,130        151,296
                                                                                                                         ----------


   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

===================================================================================================================================
                                                                                              UNIT                      SUB-ACCOUNT
                                                                                 UNITS        VALUE           VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Neuberger Berman Advisers Management Trust: (continued)
       Socially Responsive Fund
         Base...........................................................      601.550        $13.345136    $  8,028
         Base + GMDB/1 + GMIB...........................................      419.843         13.115815       5,507
         Base + GMDB/2 + GMIB...........................................    1,695.522         13.080872      22,179      $  35,714
                                                                                                                         ----------
     PIMCO Variable Insurance Trust:
       All Asset Fund
         Base...........................................................    1,994.749         10.382672      20,711         20,711
                                                                                                                         ----------
       Emerging Markets Bond Fund
         Base...........................................................   76,788.692         10.732631    824,145
         Base + GMDB/1..................................................      221.400         10.707450       2,371        826,516
                                                                                                                         ----------
       Foreign Bond US Dollar-Hedged Fund
         Base + GMDB/1..................................................      215.954         10.209527       2,205          2,205
                                                                                                                         ----------
       Global Bond Unhedged Fund
         Base...........................................................    8,494.058         10.161256      86,310         86,310
                                                                                                                         ----------
       High Yield Fund
         Base...........................................................   12,866.617         10.529202     135,475
         Base + GMDB/2..................................................       79.470         10.497472         834
         Base + GMDB/1 + GMIB...........................................        0.080         10.483388           1
         Base + GMWB/5 + GMDB Opt 2.....................................      355.588         10.472840       3,724        140,034
                                                                                                                         ----------
       Money Market Fund
         Base...........................................................   25,193.062         10.430336     262,772
         Base + GMDB/1..................................................    5,900.776         10.333359      60,975
         Base + GMDB/2..................................................    3,221.266         10.305909      33,198
         Base + GMDB/1 + GMIB...........................................    1,016.891         10.251054      10,424
         Base + GMDB/2 + GMIB...........................................       88.307         10.223748         903
         Base + GMWB/5..................................................      536.787         10.333359       5,547
         Base + GMWB/5 + GMDB Opt 1.....................................       56.980         10.237387         583
         Base + GMWB/5 + GMDB Opt 1 + GMIB..............................      138.484         10.155733       1,406
         Base + GMWB/5 + GMDB Opt 2 + GMIB..............................       25.220         10.128673         255        376,063
                                                                                                                         ----------
       RealEstateRealReturn Strategy Fund
         Base...........................................................    2,187.068         11.852633      25,923         25,923
                                                                                                                         ----------
       Real Return Fund
         Base...........................................................   36,009.630         11.291640     406,608
         Base + GMDB/1..................................................   14,106.432         11.156518     157,379
         Base + GMDB/2..................................................    7,353.193         10.649167      78,305
         Base + GMDB/1 + GMIB...........................................    1,950.114         11.034526      21,519
         Base + GMDB/2 + GMIB...........................................    4,092.557         10.551468      43,182
         Base + GMWB/5..................................................    4,973.197         10.681812      53,123
         Base + GMWB/5 + GMDB Opt 1.....................................      285.643         10.567694       3,019
         Base + GMWB/5 + GMDB Opt 2.....................................      672.416         10.535274       7,084
         Base + GMWB/2 + GMDB Opt 1.....................................    4,999.726         10.519116      52,593        822,812
                                                                                                                         ----------
       Short Term Fund
         Base...........................................................   11,707.858         10.406741     121,841
         Base + GMDB/1..................................................   11,606.423         10.309995     119,662
         Base + GMDB/2..................................................    9,710.322         10.282612      99,847
         Base + GMDB/1 + GMIB...........................................      412.611         10.227879       4,220
         Base + GMDB/2 + GMIB...........................................       14.539         10.200620         148
         Base + GMWB/5..................................................    4,834.590         10.309995      49,845
         Base + GMWB/5 + GMDB Opt 1.....................................      546.709         10.214252       5,584
         Base + GMWB/5 + GMDB Opt 2 + GMIB..............................       36.236         10.105775         366
         Base + GMWB/2 + GMDB Opt 2.....................................      518.517         10.146306       5,261        406,774
                                                                                                                         ----------

       Total Return Fund
         Base...........................................................   69,702.796         10.819080     754,120
         Base + GMDB/1..................................................   27,252.416         10.689615     291,318
         Base + GMDB/2..................................................    5,460.368         10.652101      58,164

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

===================================================================================================================================
                                                                                            UNIT                      SUB-ACCOUNT
                                                                            UNITS           VALUE           VALUE        TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     PIMCO Variable Insurance Trust: (continued)
       Total Return Fund (continued)
         Base + GMDB/1 + GMIB...........................................   15,050.671      $10.572734     $ 159,127
         Base + GMDB/2 + GMIB...........................................    2,882.319       10.554369        30,421
         Base + GMWB/5..................................................    5,503.490       10.684745        58,803
         Base + GMWB/5 + GMDB Opt 1.....................................      526.886       10.570603         5,570
         Base + GMWB/5 + GMDB Opt 2.....................................    2,750.754       10.538174        28,988
         Base + GMWB/5 + GMDB Opt 1 + GMIB..............................    2,880.669       10.473633        30,171
         Base + GMWB/5 + GMDB Opt 2 + GMIB..............................    6,629.261       10.441507        69,219
         Base + GMWB/2..................................................    5,684.344       10.635738        60,457
         Base + GMWB/2 + GMDB Opt 2.....................................    1,161.225       10.489734        12,181    $ 1,558,539
                                                                                                                       -----------

     Pioneer Variable Contracts Trust:
       Core Bond Portfolio
         Base...........................................................      348.948       10.196640         3,558          3,558
                                                                                                                       -----------
       Emerging Markets Portfolio
         Base...........................................................    2,424.073       11.143722        27,013         27,013
                                                                                                                       -----------
       Equity Income Portfolio
         Base...........................................................   48,560.649       13.103035       636,292
         Base + GMDB/1..................................................    1,029.396       12.855973        13,234
         Base + GMDB/1 + GMIB...........................................   23,594.658       12.626735       297,923
         Base + GMWB/5..................................................    1,416.007       14.784356        20,935
         Base + GMWB/5 + GMDB Opt 2.....................................    1,279.348       14.581674        18,655
         Base + GMWB/2 + GMDB Opt 2.....................................    1,269.767       14.514680        18,430      1,005,469
                                                                                                                       -----------
       Fund Portfolio
         Base...........................................................   29,446.219       11.139486       328,016
         Base + GMDB/1..................................................      107.217       10.929353         1,172
         Base + GMDB/1 + GMIB...........................................   15,608.739       10.734410       167,551
         Base + GMWB/2..................................................    1,210.602       13.337872        16,147        512,886
                                                                                                                       -----------
       High Yield Portfolio
         Base...........................................................   36,179.933       11.148809       403,363
         Base + GMDB/1..................................................   14,531.483       11.083901       161,066
         Base + GMDB/2..................................................    4,282.841       11.065480        47,392
         Base + GMWB/5..................................................       15.310       11.083901           170
         Base + GMWB/5 + GMDB Opt 1.....................................    3,249.376       11.019438        35,806        647,797
                                                                                                                       -----------
       International Value Portfolio
         Base...........................................................   15,693.255       10.533823       165,310
         Base + GMDB/1..................................................      199.188       10.527872         2,097
         Base + GMDB/2..................................................      265.400       10.526179         2,794
         Base + GMDB/1 + GMIB...........................................   11,305.159       10.522780       118,962        289,163
                                                                                                                       -----------
       Mid Cap Value Portfolio
         Base...........................................................    6,714.634       12.072593        81,063
         Base + GMDB/1..................................................      730.581       12.002314         8,769
         Base + GMDB/2..................................................      530.689       11.982371         6,359         96,191
                                                                                                                       -----------
       Small Cap Value Portfolio
         Base...........................................................       48.462       10.290282           499            499
                                                                                                                       -----------
     Royce Capital Fund:
       Micro-Cap Portfolio
         Base...........................................................   16,387.167       21.769925       356,747
         Base + GMDB/1..................................................    4,875.782       21.509668       104,876
         Base + GMDB/2..................................................    4,170.908       14.803787        61,745
         Base + GMDB/1 + GMIB...........................................      745.383       21.274702        15,858
         Base + GMDB/2 + GMIB...........................................    2,294.850       14.668045        33,661
         Base + GMWB/5 + GMDB Opt 2.....................................      627.290       14.645552         9,187
         Base + GMWB/2 + GMDB Opt 1.....................................    2,001.491       14.623083        29,268        611,342
                                                                                                                       -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

==============================================================================================================================
                                                                                         UNIT                      SUB-ACCOUNT
                                                                            UNITS        VALUE           VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Royce Capital Fund: (continued)
       Small-Cap Portfolio
         Base...........................................................   28,630.696      $20.939368     $ 599,509
         Base + GMDB/1..................................................    5,439.356       20.689035       112,535
         Base + GMDB/2..................................................    4,529.566       15.085839        68,332
         Base + GMDB/1 + GMIB...........................................      230.009       20.463027         4,707
         Base + GMDB/2 + GMIB...........................................    3,451.438       14.947558        51,591
         Base + GMWB/5..................................................      865.311       15.132049        13,094
         Base + GMWB/5 + GMDB Opt 2.....................................      534.361       14.924618         7,975
         Base + GMWB/2..................................................      915.229       15.062725        13,786
         Base + GMWB/2 + GMDB Opt 1.....................................    1,751.148       14.901734        26,095
         Base + GMWB/2 + GMDB Opt 2.....................................      308.030       14.856068         4,576    $   902,200
                                                                                                                       -----------
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund
         Base...........................................................    3,497.456       12.481333        43,653
         Base + GMWB/5 + GMDB Opt 2.....................................   37,784.691       12.315971       465,355        509,008
                                                                                                                       -----------
       Absolute Return Strategies Fund
         Base + GMDB/1..................................................      432.504       10.268570         4,441
         Base + GMDB/1 + GMIB...........................................      393.907       10.240790         4,034          8,475
                                                                                                                       -----------
       Banking Fund
         Base...........................................................    4,752.475       12.176934        57,871         57,871
                                                                                                                       -----------
       Basic Materials Fund
         Base...........................................................   14,929.937       15.302098       228,459
         Base + GMDB/1..................................................    3,703.390       15.159886        56,143
         Base + GMDB/1 + GMIB...........................................       66.130       15.039190           995
         Base + GMDB/2 + GMIB...........................................    1,204.146       14.999137        18,061
         Base + GMWB/5 + GMDB Opt 2.....................................       24.684       14.979137           370
         Base + GMWB/5 + GMDB Opt 2 + GMIB..............................       41.539       14.859725           617        304,645
                                                                                                                       -----------
       Biotechnology Fund
         Base...........................................................      408.350        9.623683         3,930
         Base + GMDB/1..................................................      177.616        9.534154         1,693
         Base + GMDB/2..................................................      359.130        9.508818         3,415          9,038
                                                                                                                       -----------
       Commodities Fund
         Base + GMDB/1 + GMIB...........................................       97.078        7.743080           752            752
                                                                                                                       -----------
       Consumer Products Fund
         Base...........................................................    1,055.705       11.832029        12,491
         Base + GMDB/1..................................................      148.962       11.722049         1,746
         Base + GMWB/5 + GMDB Opt 2.....................................       13.717       11.582248           159         14,396
                                                                                                                       -----------
       Dynamic Dow Fund
         Base...........................................................    5,393.148       13.479182        72,695
         Base + GMDB/1..................................................    5,582.920       13.365328        74,618
         Base + GMDB/1 + GMIB...........................................   11,999.134       13.268587       159,212
         Base + GMDB/2 + GMIB...........................................      973.255       13.236460        12,882
         Base + GMWB/2 + GMDB Opt 2.....................................    2,562.916       13.173290        33,762        353,169
                                                                                                                       -----------
       Dynamic OTC Fund
         Base...........................................................    9,201.288       11.975261       110,188
         Base + GMDB/1..................................................    8,290.570       11.863913        98,359
         Base + GMDB/2..................................................      241.558       11.832401         2,858
         Base + GMDB/1 + GMIB...........................................    3,675.038       11.769407        43,253
         Base + GMDB/2 + GMIB...........................................      654.441       11.738037         7,682        262,340
                                                                                                                       -----------
       Dynamic Russell 2000 Fund
         Base...........................................................   29,860.862       10.374115       309,780        309,780
                                                                                                                       -----------
       Dynamic S&P 500 Fund
         Base...........................................................   20,828.853       14.374860       299,412
         Base + GMDB/1..................................................   16,718.229       14.241285       238,089
         Base + GMDB/1 + GMIB...........................................    5,877.889       14.127886        83,042
         Base + GMDB/2 + GMIB...........................................      553.716       14.090260         7,802
         Base + GMWB/5 + GMDB Opt 2.....................................       37.691       14.071465           530        628,875
                                                                                                                       -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

===================================================================================================================================
                                                                                             UNIT                     SUB-ACCOUNT
                                                                            UNITS            VALUE          VALUE        TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Royce Capital Fund: (continued)
       Dynamic Weakening Dollar Fund
         Base...........................................................      247.483      $11.117230    $    2,751
         Base + GMDB/1..................................................      148.350       11.070967         1,642
         Base + GMDB/1 + GMIB...........................................      211.288       11.031504         2,331
         Base + GMWB/5 + GMDB Opt 1 + GMIB..............................      286.244       10.985610         3,145
         Base + GMWB/5 + GMDB Opt 2 + GMIB..............................      412.938       10.972525         4,531
         Base + GMWB/2 + GMDB Opt 2.....................................       76.950       10.992158           846    $    15,246
                                                                                                                       -----------
       Electronics Fund
         Base...........................................................    4,241.294        9.418135        39,945
         Base + GMDB/1 + GMIB...........................................   10,366.070        9.256171        95,950        135,895
                                                                                                                       -----------
       Energy Fund
         Base...........................................................   58,990.575       18.239351     1,075,950
         Base + GMDB/1..................................................    1,319.949       18.069873        23,851
         Base + GMDB/2..................................................      210.862       18.021911         3,800
         Base + GMDB/1 + GMIB...........................................      718.333       17.926045        12,877
         Base + GMDB/2 + GMIB...........................................    2,557.891       17.878301        45,731
         Base + GMWB/5 + GMDB Opt 2.....................................       65.586       17.854462         1,171
         Base + GMWB/5 + GMDB Opt 1 + GMIB..............................      171.707       17.759478         3,049
         Base + GMWB/5 + GMDB Opt 2 + GMIB..............................      281.118       17.712161         4,979
         Base + GMWB/2 + GMDB Opt 2.....................................       45.527       17.783158           810      1,172,218
                                                                                                                       -----------
       Energy Services Fund
         Base...........................................................   40,198.065       19.342935       777,549
         Base + GMDB/1..................................................    1,826.774       19.163170        35,007
         Base + GMDB/2..................................................      188.015       19.112304         3,593
         Base + GMDB/1 + GMIB...........................................    1,245.455       19.010588        23,677
         Base + GMDB/2 + GMIB...........................................      975.118       18.959935        18,488
         Base + GMWB/5 + GMDB Opt 2.....................................       83.634       18.934665         1,584
         Base + GMWB/5 + GMDB Opt 2 + GMIB..............................       37.053       18.783697           696        860,594
                                                                                                                       -----------

       Europe Advantage Fund
         Base...........................................................   10,680.491       16.124456       172,217
         Base + GMDB/1..................................................    2,784.647       15.974610        44,484
         Base + GMDB/2..................................................    1,790.742       15.932185        28,530
         Base + GMDB/1 + GMIB...........................................    1,736.496       15.847426        27,519
         Base + GMWB/2 + GMDB Opt 2.....................................    1,450.496       15.721110        22,803
         Base + GMWB/2 + GMDB Opt 2 + GMIB..............................      108.909       15.595802         1,699        297,252
                                                                                                                       -----------
       Financial Services Fund
         Base...........................................................   11,584.198       13.459507       155,918
         Base + GMDB/1..................................................       39.640       13.334421           529
         Base + GMDB/2..................................................      376.592       13.299033         5,008
         Base + GMDB/1 + GMIB...........................................    3,339.351       13.228267        44,174
         Base + GMWB/2 + GMDB Opt 2 + GMIB..............................      171.476       13.018220         2,232        207,861
                                                                                                                       -----------

       Government Long Bond Advantage Fund
         Base...........................................................   15,066.336       10.487140       158,003
         Base + GMDB/1..................................................    6,879.229       10.361597        71,280
         Base + GMDB/2..................................................    1,409.284       10.900631        15,362
         Base + GMDB/1 + GMIB...........................................       32.139       10.248262           329
         Base + GMDB/2 + GMIB...........................................       59.870       10.800636           647
         Base + GMWB/2 + GMDB Opt 2.....................................      704.511       10.734465         7,563
         Base + GMWB/2 + GMDB Opt 1 + GMIB..............................        --          10.668709           --
         Base + GMWB/2 + GMDB Opt 2 + GMIB..............................        --          10.635983           --         253,184
                                                                                                                       -----------
       Health Care Fund
         Base...........................................................   16,545.736       11.376103       188,226
         Base + GMDB/1..................................................    2,486.517       11.270302        28,024
         Base + GMDB/2..................................................    2,291.012       11.240384        25,752
         Base + GMDB/1 + GMIB...........................................   13,732.645       11.180537       153,538
         Base + GMDB/2 + GMIB...........................................    2,474.390       11.150707        27,591
         Base + GMWB/5 + GMDB Opt 2.....................................       94.881       11.135846         1,057        424,188
                                                                                                                       -----------

       Hedged Equity Fund
         Base + GMDB/1 + GMIB...........................................       70.774       10.216072           723            723
                                                                                                                       -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

============================================================================================================================
                                                                                      UNIT                      SUB-ACCOUNT
                                                                    UNITS             VALUE         VALUE          TOTAL
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Rydex Variable Trust: (continued)
       Internet Fund
         Base.................................................         93.693        $11.771984    $    1,103
         Base + GMDB/1........................................         97.676         11.662547         1,139
         Base + GMDB/2........................................         56.047         11.631573           652
         Base + GMWB/5........................................      1,619.266         11.662547        18,885    $    21,779
                                                                                                                 -----------
       Inverse Dynamic Dow Fund
         Base.................................................    156,019.015          6.735013     1,050,790
         Base + GMDB/2........................................      1,549.259          6.661912        10,321
         Base + GMDB/1 + GMIB.................................      4,310.844          6.629662        28,579
         Base + GMDB/2 + GMIB.................................    138,019.774          6.613601       912,808
         Base + GMWB/5 + GMDB Opt 2 + GMIB....................        193.506          6.557656         1,269      2,003,767
                                                                                                                 -----------
       Inverse Government Long Bond Fund
         Base.................................................      2,906.185          8.630887        25,083
         Base + GMDB/1........................................     12,050.607          8.527646       102,763
         Base + GMDB/1 + GMIB.................................      1,314.497          8.434422        11,087
         Base + GMWB/2 + GMDB Opt 2...........................      1,894.599          8.329779        15,782        154,715
                                                                                                                 -----------
       Inverse Mid-Cap Fund
         Base.................................................      1,064.823          7.509283         7,996
         Base + GMDB/1........................................        122.604          7.445796           913
         Base + GMDB/2........................................        343.676          7.427812         2,553
         Base + GMDB/1 + GMIB.................................      5,228.337          7.391860        38,647
         Base + GMWB/2 + GMDB Opt 2 + GMIB....................        324.612          7.285556         2,365         52,474
                                                                                                                 -----------
       Inverse OTC Fund
         Base.................................................        326.320          8.383409         2,736
         Base + GMDB/1........................................        196.622          8.305458         1,633
         Base + GMDB/1 + GMIB.................................        397.764          8.239275         3,277
         Base + GMWB/5 + GMDB Opt 1 + GMIB....................        383.045          8.162647         3,127
         Base + GMWB/5 + GMDB Opt 2 + GMIB....................        556.999          8.140884         4,534
         Base + GMWB/2 + GMDB Opt 2...........................        103.569          8.173554           847         16,154
                                                                                                                 -----------
       Inverse Russell 2000 Fund
         Base.................................................     11,152.179          7.020955        78,299
         Base + GMDB/2........................................      2,087.715          6.944769        14,499
         Base + GMDB/1 + GMIB.................................      4,899.533          6.911149        33,861
         Base + GMDB/2 + GMIB.................................    135,707.941          6.894397       935,624
         Base + GMWB/5 + GMDB Opt 2 + GMIB....................        200.005          6.836087         1,367
         Base + GMWB/2 + GMDB Opt 2 + GMIB....................        459.439          6.811725         3,130      1,066,780
                                                                                                                 -----------
       Inverse S&P 500 Fund
         Base.................................................      8,868.906          6.337426        56,206
         Base + GMDB/1 + GMIB.................................        262.546          6.193053         1,626         57,832
                                                                                                                 -----------
       Japan Advantage Fund
         Base.................................................     32,477.267         12.696188       412,337
         Base + GMDB/1........................................     15,954.649         12.578162       200,680
         Base + GMDB/2........................................      1,106.799         12.544763        13,885
         Base + GMDB/1 + GMIB.................................        617.123         12.477979         7,700
         Base + GMDB/2 + GMIB.................................     20,047.762         12.444711       249,489
         Base + GMWB/5........................................        225.776         12.578162         2,840
         Base + GMWB/2 + GMDB Opt 2...........................      1,078.681         12.378451        13,352        900,283
                                                                                                                 -----------
       Large Cap Growth Fund
         Base.................................................     31,063.987         10.942797       339,927
         Base + GMDB/1........................................      8,141.313         10.850333        88,336
         Base + GMWB/5 + GMDB Opt 2 + GMIB....................         35.401         10.654888           377        428,640
                                                                                                                 -----------
       Large Cap Value Fund
         Base.................................................     66,976.813         13.313672       891,707
         Base + GMDB/1........................................     21,157.117         13.201218       279,300
         Base + GMDB/2........................................      3,671.953         13.169374        48,357
         Base + GMDB/1 + GMIB.................................      3,172.390         13.105688        41,576
         Base + GMWB/2 + GMDB Opt 2 + GMIB....................      1,107.258         12.917398        14,303      1,275,243
                                                                                                                 -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

==============================================================================================================================
                                                                                      UNIT                        SUB-ACCOUNT
                                                                      UNITS           VALUE             VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Rydex Variable Trust: (continued)
       Leisure Fund
         Base....................................................    13,354.794        $13.142953     $ 175,521
         Base + GMDB/1...........................................     5,047.145         13.020807        65,718
         Base + GMDB/2...........................................       473.852         12.986231         6,154
         Base + GMDB/1 + GMIB....................................     6,516.475         12.917123        84,174
         Base + GMWB/2 + GMDB Opt 2 + GMIB.......................       356.095         12.711960         4,527    $   336,094
                                                                                                                   -----------
       Mid Cap Advantage Fund
         Base....................................................    13,200.880         21.879945       288,835
         Base + GMWB/5...........................................       552.747         14.902798         8,237        297,072
                                                                                                                   -----------
       Mid-Cap Growth Fund
         Base....................................................     6,518.997         12.364718        80,606
         Base + GMDB/1...........................................        24.274         12.260210           298
         Base + GMWB/5 + GMDB Opt 2 + GMIB.......................        15.894         12.039394           191         81,095
                                                                                                                   -----------
       Mid-Cap Value Fund
         Base....................................................    56,091.804         13.960243       783,055
         Base + GMDB/1...........................................    17,283.247         13.842357       239,241
         Base + GMDB/2...........................................     3,973.115         13.808958        54,865
         Base + GMDB/1 + GMIB....................................     3,014.936         13.742177        41,432

         BASE + GMWB/2 + GMDB Opt 2..............................       436.904         13.643485         5,961      1,124,554
                                                                                                                   -----------
       Multi-Cap Core Equity Fund
         Base....................................................    17,367.487         10.892249       189,171        189,171
                                                                                                                   -----------
       Nova Fund
         Base....................................................     7,943.154         13.523473       107,419
         Base + GMDB/1...........................................     2,495.222         13.241697        33,041
         Base + GMDB/2...........................................       724.587         14.155314        10,257
         Base + GMDB/1 + GMIB....................................    11,134.534         12.979375       144,519
         Base + GMWB/2 + GMDB Opt 2 + GMIB.......................       687.976         13.811909         9,502        304,738
                                                                                                                   -----------
       OTC Fund
         Base....................................................     2,386.095         14.643047        34,940
         Base + GMDB/1...........................................       442.458         14.337795         6,344         41,284
                                                                                                                   -----------
       Precious Metals Fund
         Base....................................................    35,169.066         16.354341       575,167
         Base + GMDB/1...........................................     3,229.643         16.202267        52,328
         Base + GMDB/2...........................................     4,913.873         16.159225        79,404
         Base + GMDB/1 + GMIB....................................       312.897         16.073175         5,029
         Base + GMWB/5 + GMDB Opt 2..............................       197.434         16.008959         3,161        715,089
                                                                                                                   -----------
       Real Estate Fund
         Base....................................................    12,391.006         18.214588       225,697
         Base + GMDB/1...........................................       354.447         18.045388         6,396
         Base + GMDB/2...........................................        47.460         17.997524           854
         Base + GMDB/1 + GMIB....................................     3,072.696         17.901813        55,007
         Base + GMDB/2 + GMIB....................................        91.931         17.854156         1,641        289,595
                                                                                                                   -----------
       Retailing Fund
         Base....................................................       162.595         12.041386         1,958
         Base + GMDB/1...........................................       608.459         11.929477         7,259
         Base + GMDB/1 + GMIB....................................     2,897.914         11.834501        34,295
         Base + GMDB/2 + GMIB....................................       622.141         11.802969         7,343         50,855
                                                                                                                   -----------
       Russell 2000 Advantage Fund
         Base....................................................    19,419.177         23.848931       463,127
         Base + GMDB/1...........................................     5,084.515         23.563865       119,811        582,938
                                                                                                                   -----------
       Sector Rotation Fund
         Base....................................................     3,472.032         16.805598        58,350
         Base + GMDB/1...........................................     3,414.174         16.604620        56,691
         Base + GMDB/2...........................................       216.802         13.530390         2,933
         Base + GMDB/2 + GMIB....................................        11.762         13.406314           158
         Base + GMWB/5...........................................     2,165.852         13.571837        29,395        147,527
                                                                                                                   -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

==============================================================================================================================
                                                                                          UNIT                     SUB-ACCOUNT
                                                                        UNITS             VALUE           VALUE       TOTAL
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Rydex Variable Trust: (continued)
       Small-Cap Growth Fund
         Base....................................................      42,935.589        $12.828724    $ 550,809
         Base + GMDB/1...........................................      12,794.962         12.720351      162,756
         Base + GMDB/2...........................................       6,983.277         12.689658       88,615
         Base + GMWB/5 + GMDB Opt 2 + GMIB.......................          10.438         12.491282          130
         Base + GMWB/2 + GMDB Opt 2..............................         450.560         12.537591        5,649    $   807,959
                                                                                                                    -----------
       Small-Cap Value Fund
         Base....................................................      19,720.541         13.813397      272,408
         Base + GMDB/1...........................................       5,504.221         13.696720       75,390
         Base + GMDB/2...........................................         552.408         13.663682        7,548
         Base + GMDB/1 + GMIB....................................          66.144         13.597615          899
         Base + GMWB/5...........................................         546.511         13.696720        7,485
         Base + GMWB/5 + GMDB Opt 2 + GMIB.......................           7.833         13.450090          105
         Base + GMWB/2 + GMDB Opt 2..............................       1,690.987         13.499970       22,828        386,663
                                                                                                                    -----------
       Technology Fund
         Base....................................................         145.797         11.109404        1,620
         Base + GMDB/1...........................................         188.219         11.006112        2,072
         Base + GMWB/5 + GMDB Opt 2 + GMIB.......................       1,115.316         10.788098       12,032         15,724
                                                                                                                    -----------
       Telecommunications Fund
         Base....................................................       3,452.754         12.732218       43,961
         Base + GMDB/1...........................................         215.387         12.613842        2,717         46,678
                                                                                                                    -----------
       Transportation Fund
         Base....................................................       1,264.059         14.229489       17,987
         Base + GMDB/1...........................................       7,954.961         14.097231      112,143        130,130
                                                                                                                    -----------
       U.S. Government Money Market Fund
         Base....................................................     913,310.147          9.986686    9,120,942
         Base + GMDB/1...........................................     171,585.570          9.808089    1,682,927
         Base + GMDB/2...........................................       1,568.899         10.030211       15,736
         Base + GMDB/1 + GMIB....................................      49,753.984          9.642757      479,766
         Base + GMWB/2 + GMDB Opt 2 + GMIB.......................       1,489.648          9.786740       14,579     11,313,950
                                                                                                                    -----------
       Utilities Fund
         Base....................................................      44,529.497         14.994230      667,686
         Base + GMDB/1...........................................       3,855.832         14.854925       57,278
         Base + GMDB/1 + GMIB....................................       2,910.338         14.736660       42,889
         Base + GMDB/2 + GMIB....................................          90.298         14.697429        1,327
         Base + GMWB/5...........................................         948.771         14.854925       14,094
         Base + GMWB/5 + GMDB Opt 2..............................         173.036         14.677827        2,540        785,814
                                                                                                                    -----------
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio
         Base....................................................      13,515.026          7.152523       96,667
         Base + GMDB/1...........................................       1,198.780          7.003396        8,396
         Base + GMDB/2...........................................          58.465         13.983799          818
         Base + GMDB/1 + GMIB....................................         283.619          6.864552        1,947        107,828
                                                                                                                    -----------
       Global Technology Portfolio
         Base....................................................       7,276.145          5.892553       42,875
         Base + GMDB/2...........................................         239.870         12.515362        3,002
         Base + GMWB/5...........................................       1,811.137         12.553728       22,737         68,614
                                                                                                                    -----------
     Third Avenue Variable Annuity Trust Series:
       Value Portfolio
         Base....................................................      13,914.866         20.971191      291,811
         Base + GMDB/1...........................................       3,257.536         20.720486       67,498
         Base + GMDB/2...........................................       4,040.559         15.423615       62,320
         Base + GMDB/1 + GMIB....................................       2,914.266         20.494099       59,725
         Base + GMDB/2 + GMIB....................................       9,932.361         15.282211      151,788
         Base + GMWB/5 + GMDB Opt 2..............................         561.342         15.258783        8,565
         Base + GMWB/2 + GMDB Opt 1..............................       1,820.508         15.235350       27,736        669,443
                                                                                                                    -----------


   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

===============================================================================================================================
                                                                                          UNIT                     SUB-ACCOUNT
                                                                           UNITS          VALUE           VALUE        TOTAL
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Van Eck Worldwide Insurance Trust:
       Worldwide Absolute Return Fund
         Base.......................................................    14,515.942        $10.332341     $ 149,984
         Base + GMDB/1..............................................     6,487.500         10.208725        66,229
         Base + GMDB/2..............................................       739.311         10.214919         7,552
         Base + GMDB/1 + GMIB.......................................     7,050.516         10.097098        71,190
         Base + GMDB/2 + GMIB.......................................       776.670         10.121230         7,861
         Base + GMWB/5 + GMDB Opt 1.................................       239.094         10.136778         2,424
         Base + GMWB/5 + GMDB Opt 2.................................     1,479.570         10.105691        14,952
         Base + GMWB/5 + GMDB Opt 1 + GMIB..........................       585.676         10.043785         5,882
         Base + GMWB/5 + GMDB Opt 2 + GMIB..........................       103.451         10.012983         1,036
         Base + GMWB/2..............................................     3,287.402         10.199256        33,529    $   360,639
                                                                                                                      -----------

       Worldwide Bond Fund
         Base.......................................................    12,848.896         14.214119       182,636
         Base + GMDB/1..............................................     7,740.922         13.897254       107,578
         Base + GMDB/2..............................................       115.699         10.986090         1,271
         Base + GMDB/1 + GMIB.......................................     4,435.063         13.601620        60,324
         Base + GMDB/2 + GMIB.......................................    16,702.435         10.885335       181,812
         Base + GMWB/2 + GMDB Opt 2.................................       651.204         10.818654         7,045        540,666
                                                                                                                      -----------
       Worldwide Emerging Markets Fund
         Base.......................................................    63,742.280         23.887382     1,522,636
         Base + GMDB/1..............................................    20,383.946         23.354640       476,060
         Base + GMDB/2..............................................     3,556.843         23.178352        82,442
         Base + GMDB/1 + GMIB.......................................    12,241.462         22.857635       279,811
         Base + GMDB/2 + GMIB.......................................     2,382.381         22.965914        54,714
         Base + GMWB/5..............................................     3,739.890         23.249315        86,950
         Base + GMWB/5 + GMDB Opt 2.................................        34.715         22.930686           796
         Base + GMWB/2..............................................     3,095.788         23.142798        71,645
         Base + GMWB/2 + GMDB Opt 2 + GMIB..........................        80.593         22.616184         1,823      2,576,877
                                                                                                                      -----------

       Worldwide Hard Assets Fund
         Base.......................................................    15,317.814         25.135306       385,018
         Base + GMDB/1..............................................     2,203.983         24.575078        54,163
         Base + GMDB/2..............................................     3,027.018         23.341829        70,656
         Base + GMDB/1 + GMIB.......................................       253.168         24.052438         6,089
         Base + GMDB/2 + GMIB.......................................         7.812         23.127922           181
         Base + GMWB/5..............................................         5.967         23.413337           140
         Base + GMWB/5 + GMDB Opt 1.................................     1,904.520         23.163482        44,115        560,362
                                                                                                                      -----------
       Worldwide Real Estate Fund
         Base.......................................................    16,824.838         26.236223       441,420
         Base + GMDB/1..............................................       493.690         25.651430        12,664
         Base + GMDB/2..............................................     1,901.569         21.088384        40,101
         Base + GMDB/1 + GMIB.......................................     4,835.083         25.105853       121,389
         Base + GMDB/2 + GMIB.......................................     1,677.879         20.895097        35,059
         Base + GMWB/5..............................................       254.671         21.152960         5,387
         Base + GMWB/5 + GMDB Opt 1.................................        32.671         20.927184           684
         Base + GMWB/5 + GMDB Opt 2.................................       184.797         20.863062         3,855
         Base + GMWB/5 + GMDB Opt 1 + GMIB..........................        80.515         20.735381         1,670
         Base + GMWB/5 + GMDB Opt 2 + GMIB..........................        12.592         20.671828           260
         Base + GMWB/2..............................................     1,604.585         21.056019        33,786        696,275
                                                                                                                      -----------
     Wells Fargo Advantage Vt Funds:
       Discovery Fund
         Base.......................................................     6,753.234         12.837579        86,695
         Base + GMDB/1..............................................        47.110         12.760158           601
         Base + GMDB/2..............................................       422.570         12.738200         5,383
         Base + GMDB/1 + GMIB.......................................       250.570         12.694235         3,181
         Base + GMDB/2 + GMIB.......................................       151.107         12.672314         1,915
         Base + GMWB/5..............................................     1,776.840         12.760158        22,673        120,448
                                                                                                                      -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

===================================================================================================================================
                                                                                                UNIT                  SUB-ACCOUNT
                                                                                   UNITS        VALUE       VALUE        TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Wells Fargo Advantage VT Funds:
       Opportunity Fund
         Base...........................................................          18,712.011   $19.341331   $ 361,915
         Base + GMDB/1..................................................           5,563.537    18.910066     105,207
         Base + GMDB/2..................................................           4,578.765    13.919889      63,736
         Base + GMDB/1 + GMIB...........................................             589.776    18.507710      10,915
         Base + GMDB/2 + GMIB...........................................           5,863.106    13.792245      80,865
         Base + GMWB/5 + GMDB Opt 2.....................................             576.768    13.771097       7,943
         Base + GMWB/2 + GMDB Opt 1.....................................           1,867.486    13.749970      25,678   $   656,259
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets attributable to contract owners' deferred annuity reserves....................................    $70,147,160
-----------------------------------------------------------------------------------------------------------------------------------
   Contract owners' annuity payment reserves:
     Lord Abbett Series Fund, Inc.:
       Growth and Income Portfolio..................................................................................    $    73,573
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets attributable to contract owners' annuity payment reserves.....................................    $    73,573
-----------------------------------------------------------------------------------------------------------------------------------
              Net assets attributable to contract owners' reserves..................................................    $70,220,733
===================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

===============================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================

                                                                                            40|86 SERIES TRUST
                                                                        -----------------------------------------------------------
                                                                                                 FIXED       GOVERNMENT     HIGH
                                                                        BALANCED   EQUITY       INCOME       SECURITIES    YIELD (a)
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $  14,245  $  12,429    $  22,071    $  13,205    $  27,140
Expenses:
   Mortality and expense risk fees ...................................     12,328     37,975        7,379        5,630        7,600
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...............................      1,917    (25,546)      14,692        7,575       19,540
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .............................................     37,286     72,363      (10,784)     (11,262)     (87,685)
   Net realized short-term capital gain distributions from investments
     in portfolio shares .............................................         --         --           --           --           --
   Net realized long-term capital gain distributions from investments
     in portfolio shares .............................................         --    269,737           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ...     37,286    342,100      (10,784)     (11,262)     (87,685)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................     52,139    (29,379)       7,581        6,364       85,838
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......  $  91,342  $ 287,175    $  11,489    $   2,677    $  17,693
===================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================

                                                                                            40|86 SERIES TRUST
                                                                       ------------------------------------------------------------

                                                                                                   FIXED    GOVERNMENT      HIGH
                                                                        BALANCED       EQUITY     INCOME    SECURITIES     YIELD(a)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $    1,917  $  (25,546)  $  14,692   $   7,575  $    19,540
   Net realized gain (loss) on investments in portfolio shares .......      37,286     342,100     (10,784)    (11,262)     (87,685)
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares .............................................      52,139     (29,379)      7,581       6,364       85,838
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .........      91,342     287,175      11,489       2,677       17,693
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............     280,748     323,681      25,979      41,317       11,014
   Contract redemptions ..............................................     (76,511)   (415,002)    (67,508)    (34,006)    (127,035)
   Net transfers (including mortality transfers) .....................    (153,971)   (348,948)   (151,168)   (161,501)  (1,418,310)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...............................      50,266    (440,269)   (192,697)   (154,190)  (1,534,331)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......................     141,608    (153,094)   (181,208)   (151,513)  (1,516,638)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................     776,934   2,409,621     563,228     452,242    1,516,638
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .................................  $  918,542  $2,256,527   $ 382,020   $ 300,729   $       --
===================================================================================================================================

a) For the period January 1, 2006 through August 31, 2006 (liquidation of fund).
b) For the period April 28, 2006 (inception of fund) through Dec 31, 2006.
c) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).
d) Formerly AIM VI Real Estate prior to its name change on July 3, 2006.

   The accompanying notes are an integral part of these financial statements.

========================================================================================================================

  40|86
  SERIES
  TRUST
(CONTINUED)                                         AIM VARIABLE INSURANCE FUNDS
-----------  -----------------------------------------------------------------------------------------------------------
                                                                                   GLOBAL
  MONEY                       CORE           CORE        FINANCIAL    GLOBAL        REAL         HIGH        MID CAP
  MARKET     BASIC VALUE     EQUITY (b)    STOCK (c)     SERVICES    HEALTH CARE   ESTATE (d)    YIELD     CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
$139,072     $    222    $      347      $    739      $    836      $     --      $ 13,308     $ 44,467      $  2,358

  46,910        2,945           631           329           936         3,049        12,635        4,431         3,382
------------------------------------------------------------------------------------------------------------------------
  92,162       (2,723)         (284)          410          (100)       (3,049)          673       40,036        (1,024)
------------------------------------------------------------------------------------------------------------------------

      --       20,693          (154)        7,617         8,340        22,359       200,088        2,115        25,724

      --          487            --            --            --            --         6,544           --         4,194

      --        7,238            --            --           323            --        39,417           --        29,477
------------------------------------------------------------------------------------------------------------------------
      --       28,418          (154)        7,617         8,663        22,359       246,049        2,115        59,395
------------------------------------------------------------------------------------------------------------------------

      --       (6,015)        5,161        (4,219)       (1,425)      (13,719)       63,765      (10,144)      (28,213)
------------------------------------------------------------------------------------------------------------------------
$ 92,162     $ 19,680    $    4,723      $  3,808      $  7,138      $  5,591      $310,487     $ 32,007      $ 30,158
========================================================================================================================




========================================================================================================================

  40|86
  SERIES
  TRUST
(CONTINUED)                                        AIM VARIABLE INSURANCE FUNDS
-----------  -----------------------------------------------------------------------------------------------------------
                                                                                 GLOBAL
  MONEY                       CORE          CORE      FINANCIAL     GLOBAL        REAL           HIGH         MID CAP
  MARKET     BASIC VALUE     EQUITY (b)   STOCK (c)   SERVICES    HEALTH CARE    ESTATE (d)      YIELD      CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
$    92,162   $   (2,723)   $   (284)         410    $    (100)   $   (3,049)   $       673    $   40,036   $   (1,024)
         --       28,418        (154)       7,617        8,663        22,359        246,049         2,115       59,395

         --       (6,015)      5,161       (4,219)      (1,425)      (13,719)        63,765       (10,144)     (28,213)
------------------------------------------------------------------------------------------------------------------------
     92,162       19,680       4,723        3,808        7,138         5,591        310,487        32,007       30,158
------------------------------------------------------------------------------------------------------------------------

  3,131,605       43,749          --           --        4,414        18,883         93,444          (555)       2,546
   (598,807)     (37,448)     (1,885)          --       (2,867)       (6,467)      (378,840)      (68,074)    (237,766)
 (4,354,460)    (114,114)     62,267      (66,543)     (27,269)      (97,048)       608,163       395,655       (2,358)
------------------------------------------------------------------------------------------------------------------------

 (1,821,662)    (107,813)     60,382      (66,543)     (25,722)      (84,632)       322,767       327,026     (237,578)
------------------------------------------------------------------------------------------------------------------------
 (1,729,500)     (88,133)     65,105      (62,735)     (18,584)      (79,041)       633,254       359,033     (207,420)
------------------------------------------------------------------------------------------------------------------------
  3,086,769      271,315          --       62,735       75,129       212,569        747,525       177,656      379,962
------------------------------------------------------------------------------------------------------------------------
$ 1,357,269   $  183,182    $ 65,105           --    $  56,545    $  133,528    $ 1,380,779    $  536,689   $  172,542
========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                       AIM
                                                                     VARIABLE
                                                                  INSURANCE FUNDS
                                                                    (CONTINUED)                THE ALGER AMERICAN FUND
                                                                  --------------- --------------------------------------------------
                                                                                              LEVERAGED     MIDCAP        SMALL
                                                                      TECHNOLOGY   GROWTH       ALLCAP      GROWTH    CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...........   $     --   $  1,422     $     --    $     --     $     --
Expenses:
   Mortality and expense risk fees .................................      1,101     15,181        6,925      11,628       11,056
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .............................     (1,101)   (13,759)      (6,925)    (11,628)     (11,056)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ...........................................     20,413    101,598       57,397      99,800      167,534
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...............................         --         --           --      65,384           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...............................         --         --           --      24,387           --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares .     20,413    101,598       57,397     189,571      167,534
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares .............................................    (10,797)   (81,295)      22,711     (98,383)     (58,336)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .....   $  8,515   $  6,544     $ 73,183    $ 79,560     $ 98,142
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                   AIM
                                                                 VARIABLE
                                                              INSURANCE FUNDS
                                                                (CONTINUED)                   THE ALGER AMERICAN FUND
                                                              ---------------  -----------------------------------------------------
                                                                                            LEVERAGED       MIDCAP        SMALL
                                                                  TECHNOLOGY     GROWTH       ALLCAP        GROWTH    CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................  $   (1,101)   $   (13,759)   $  (6,925)   $  (11,628)   $ (11,056)
   Net realized gain (loss) on investments in portfolio shares      20,413        101,598       57,397       189,571      167,534
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ......................     (10,797)       (81,295)      22,711       (98,383)     (58,336)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .       8,515          6,544       73,183        79,560       98,142
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......      34,038         12,854       17,334        35,861          481
   Contract redemptions ......................................      (8,100)      (264,537)     (72,404)     (162,140)    (298,363)
   Net transfers (including mortality transfers) .............    (122,496)      (489,802)    (114,456)     (277,486)    (268,651)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions .......................     (96,558)      (741,485)    (169,526)     (403,765)    (566,533)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............     (88,043)      (734,941)     (96,343)     (324,205)    (468,391)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................     160,315      1,282,446      533,673       953,389      849,353
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .........................  $   72,272    $   547,505    $ 437,330    $  629,184    $ 380,962
====================================================================================================================================

a) Formerly Potomac Insurance Trust and Potomac Dynamic VP HY Bond prior to their name changes on April 28, 2006.
b) For the period May 1, 2006 (inception of fund) through December 31, 2006.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================

ALLIANCE
VARIABLE                                                                            DIREXION          DREYFUS
PRODUCTS                                                                            INSURANCE       INVESTMENT
 SERIES                       AMERICAN CENTURY VARIABLE PORTFOLIOS                  TRUST (a)       PORTFOLIO
---------  ---------------------------------------------------------------------    ---------       ---------
                                                                                                                     DREYFUS
                                                                                                                    SOCIALLY
GROWTH AND                    INCOME &       INFLATION                             DYNAMIC VP        SMALL CAP     RESPONSIBLE
INCOME (b)       BALANCED     GROWTH        PROTECTION   INTERNATIONAL     VALUE   HIGH YIELD (a)      INDEX         GROWTH
-------------------------------------------------------------------------------------------------------------------------------
 $     --      $     245      $   9,413     $   2,192      $   7,527      $   7,260    $  24,199      $     117    $     211

      166            689          8,186         1,088          9,670         12,905        3,644          1,598        2,868
-------------------------------------------------------------------------------------------------------------------------------
     (166)          (444)         1,227         1,104         (2,143)        (5,645)      20,555         (1,481)      (2,657)
-------------------------------------------------------------------------------------------------------------------------------

      189          3,104         63,143          (778)        56,948         25,799       (2,010)        12,934       11,384

       --            147             --            --             --         23,960           --            114           --

       --            674             --            --             --         21,835           --            551           --
-------------------------------------------------------------------------------------------------------------------------------
      189          3,925         63,143          (778)        56,948         71,594       (2,010)        13,599       11,384
-------------------------------------------------------------------------------------------------------------------------------

    3,344            976         17,193            16         50,867         66,340       (1,298)         3,191        4,781
-------------------------------------------------------------------------------------------------------------------------------
$   3,367      $   4,457      $  81,563     $     342      $ 105,672      $ 132,289    $  17,247      $  15,309    $  13,508
===============================================================================================================================



===============================================================================================================================

ALLIANCE
VARIABLE                                                                              DIREXION        DREYFUS
PRODUCTS                                                                              INSURANCE      INVESTMENT
 SERIES                       AMERICAN CENTURY VARIABLE PORTFOLIOS                    TRUST (a)      PORTFOLIO
-----------  ---------------------------------------------------------------------    ---------      ---------
                                                                                                                    DREYFUS
                                                                                                                    SOCIALLY
GROWTH AND                    INCOME &       INFLATION                                 DYNAMIC VP      SMALL CAP   RESPONSIBLE
INCOME (b)       BALANCED     GROWTH        PROTECTION   INTERNATIONAL     VALUE      HIGH YIELD (a)    INDEX        GROWTH
-------------------------------------------------------------------------------------------------------------------------------
$    (166)    $    (444)     $   1,227      $   1,104     $   (2,143)     $  (5,645)     $  20,555     $ (1,481)     $  (2,657)
      189         3,925         63,143           (778)        56,948         71,594         (2,010)       3,599         11,384

    3,344           976         17,193             16         50,867         66,340         (1,298)       3,191          4,781
-------------------------------------------------------------------------------------------------------------------------------
    3,367         4,457         81,563            342        105,672        132,289         17,247       15,309         13,508
-------------------------------------------------------------------------------------------------------------------------------

      500         3,902          4,835             --         47,838         53,599           (617)       1,574          6,206
   (1,740)         (451)      (203,259)        (3,936)       (50,587)       (58,110)       (64,571)      (1,557)       (77,051)
   46,798         3,954        (51,206)         3,155        666,196        232,411        793,610        4,249         90,868
-------------------------------------------------------------------------------------------------------------------------------

   45,558         7,405       (249,630)          (781)       663,447        227,900        728,422        4,266         20,023
-------------------------------------------------------------------------------------------------------------------------------
   48,925        11,862       (168,067)          (439)       769,119        360,189        745,669       19,575         33,531
-------------------------------------------------------------------------------------------------------------------------------
       --         9,316        682,211         55,078        438,705        551,469         48,818       26,525        246,934
-------------------------------------------------------------------------------------------------------------------------------
$  48,925     $  21,178      $ 514,144      $  54,639     $1,207,824      $ 911,658      $ 794,487     $ 46,100      $ 280,465
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                       DREYFUS VARIABLE             FEDERATED
                                                                                       INVESTMENT FUNDS          INSURANCE SERIES
                                                                                   --------------------------  ---------------------
                                                                          DREYFUS                                           HIGH
                                                                           STOCK   DISCIPLINED  INTERNATIONAL   CAPITAL     INCOME
                                                                           INDEX      STOCK         VALUE      INCOME II    BOND II
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............   $  24,252  $  1,378     $  12,632    $   6,446   $ 124,676
Expenses:
   Mortality and expense risk fees ...................................      23,972     2,767        15,102        1,790      21,111
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...............................         280    (1,389)       (2,470)       4,656     103,565
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .............................................      62,735     8,805       104,317        2,869     (62,496)
   Net realized short-term capital gain distributions from investments
     in portfolio shares .............................................          --        --        18,270           --          --
   Net realized long-term capital gain distributions from investments
     in portfolio shares .............................................          --        --        53,106           --          --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ...      62,735     8,805       175,693        2,869     (62,496)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................     122,319    13,116         6,975        6,614      98,687
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......   $ 185,334  $ 20,532     $ 180,198    $  14,139   $ 139,756
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================

                                                                                       DREYFUS VARIABLE             FEDERATED
                                                                                       INVESTMENT FUNDS          INSURANCE SERIES
                                                                                   --------------------------  ---------------------
                                                                      DREYFUS                                               HIGH
                                                                       STOCK      DISCIPLINED  INTERNATIONAL   CAPITAL      INCOME
                                                                       INDEX         STOCK         VALUE      INCOME II     BOND II
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................   $       280   $  (1,389)  $    (2,470)  $   4,656   $   103,565
   Net realized gain (loss) on investments in portfolio shares ..        62,735       8,805       175,693       2,869       (62,496)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ............................       122,319      13,116         6,975       6,614        98,687
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ....       185,334      20,532       180,198      14,139       139,756
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..........        29,111       2,050        66,435          --        16,920
   Contract redemptions .........................................      (244,838)    (13,839)     (229,379)    (22,797)     (183,458)
   Net transfers (including mortality transfers) ................       (17,556)    (44,357)      277,834      (1,095)      874,282
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ..........................      (233,283)    (56,146)      114,890     (23,892)      707,744
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..................       (47,949)    (35,614)      295,088      (9,753)      847,500
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................     1,610,290     179,740       785,698     117,115       761,865
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ............................   $ 1,562,341   $ 144,126   $ 1,080,786   $ 107,362   $ 1,609,365
===================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

  FEDERATED
  INSURANCE
   SERIES
 (CONTINUED)                               JANUS ASPEN SERIES                                       LAZARD RETIREMENT SERIES
-------------   ----------------------------------------------------------------------      ----------------------------------------
INTERNATIONAL   GROWTH AND    INTERNATIONAL     LARGE CAP       MID CAP      WORLDWIDE      EMERGING                   INTERNATIONAL
  EQUITY II       INCOME         GROWTH          GROWTH         GROWTH        GROWTH         MARKETS        EQUITY         EQUITY
------------------------------------------------------------------------------------------------------------------------------------

  $    535       $  8,235       $  13,577       $  1,567       $      --      $  2,763      $   3,912       $    893     $  4,841

     4,757          8,451          13,807          6,317           8,080         2,988          8,484          2,856        2,444
------------------------------------------------------------------------------------------------------------------------------------
    (4,222)          (216)           (230)        (4,750)         (8,080)         (225)        (4,572)        (1,963)       2,397
------------------------------------------------------------------------------------------------------------------------------------


    43,087         60,425         166,163         35,430         143,751         9,959        194,029         16,588       11,595

        --             --              --             --              --            --         20,745             --        5,835

        --             --              --             --              --            --         30,576             --       14,310
------------------------------------------------------------------------------------------------------------------------------------
    43,087         60,425         166,163         35,430         143,751         9,959        245,350         16,588       31,740
------------------------------------------------------------------------------------------------------------------------------------

     9,901        (31,548)        128,529          6,017         (76,521)       19,320       (115,559)        20,321        9,910
------------------------------------------------------------------------------------------------------------------------------------
  $ 48,766       $ 28,661       $ 294,462       $ 36,697       $  59,150      $ 29,054      $ 125,219       $ 34,946     $ 44,047
====================================================================================================================================




====================================================================================================================================

  FEDERATED
  INSURANCE
   SERIES
 (CONTINUED)                               JANUS ASPEN SERIES                                       LAZARD RETIREMENT SERIES
-------------   ----------------------------------------------------------------------      ----------------------------------------
INTERNATIONAL   GROWTH AND    INTERNATIONAL     LARGE CAP       MID CAP      WORLDWIDE      EMERGING                   INTERNATIONAL
  EQUITY II       INCOME         GROWTH          GROWTH         GROWTH        GROWTH         MARKETS        EQUITY         EQUITY
------------------------------------------------------------------------------------------------------------------------------------

 $  (4,222)     $    (216)      $    (230)     $  (4,750)      $  (8,080)    $    (225)    $   (4,572)     $  (1,963)   $   2,397
    43,087         60,425         166,163         35,430         143,751         9,959        245,350         16,588       31,740

     9,901        (31,548)        128,529          6,017         (76,521)       19,320       (115,559)        20,321        9,910
------------------------------------------------------------------------------------------------------------------------------------
    48,766         28,661         294,462         36,697          59,150        29,054        125,219         34,946       44,047
------------------------------------------------------------------------------------------------------------------------------------

     4,532          2,700          21,922         35,747           4,729        24,981         31,787         16,900       20,953
   (82,657)      (148,125)       (100,554)      (242,750)       (331,356)      (37,535)       (54,855)       (11,905)     (14,426)
    51,636        (71,799)        516,305        (28,114)       (145,978)      (14,919)      (686,126)       160,685       78,385
------------------------------------------------------------------------------------------------------------------------------------

   (26,489)      (217,224)        437,673       (235,117)       (472,605)      (27,473)      (709,194)       165,680       84,912
------------------------------------------------------------------------------------------------------------------------------------
    22,277       (188,563)        732,135       (198,420)       (413,455)        1,581       (583,975)       200,626      128,959
------------------------------------------------------------------------------------------------------------------------------------
   300,821        586,057         253,200        529,055         745,657       184,839      1,236,469        124,045       45,430
------------------------------------------------------------------------------------------------------------------------------------
 $ 323,098      $ 397,494       $ 985,335      $ 330,635       $ 332,202     $ 186,420     $  652,494      $ 324,671    $ 174,389
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                              LAZARD
                                                                            RETIREMENT
                                                                              SERIES
                                                                            (CONTINUED)  LEGG MASON PARTNERS VARIABLE PORTFOLIOS (a)
                                                                            -----------  -------------------------------------------
                                                                                                                GLOBAL
                                                                                         AGGRESSIVE            HIGH YIELD  LARGE CAP
                                                                             SMALL CAP     GROWTH    ALL CAP    BOND (b)    GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ................     $     --     $  --    $  2,307    $     --    $    --
Expenses:
   Mortality and expense risk fees ......................................        9,993        72       2,574       2,964        987
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..................................       (9,993)      (72)       (267)     (2,964)      (987)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ................................................       33,928         3       4,566      14,578        969
   Net realized short-term capital gain distributions from investments
     in portfolio shares ................................................       19,099        --         461          --         --
   Net realized long-term capital gain distributions from investments
     in portfolio shares ................................................       20,308        --       5,766          --         --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ......       73,335         3      10,793      14,578        969
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ..................................................       14,754       987      13,012          --      3,033
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ..........     $ 78,096     $ 918    $ 23,538    $ 11,614    $ 3,015
====================================================================================================================================



STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                            LAZARD
                                                                          RETIREMENT
                                                                            SERIES
                                                                          (CONTINUED)    LEGG MASON PARTNERS VARIABLE PORTFOLIOS (a)
                                                                          -----------   --------------------------------------------
                                                                                                               GLOBAL
                                                                                        AGGRESSIVE            HIGH YIELD  LARGE CAP
                                                                           SMALL CAP      GROWTH    ALL CAP    BOND (b)    GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................     $  (9,993)  $    (72)   $   (267)   $ (2,964)   $   (987)
   Net realized gain (loss) on investments in portfolio shares .......        73,335          3      10,793      14,578         969
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares .............................................        14,754        987      13,012          --       3,033
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .........        78,096        918      23,538      11,614       3,015
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............        12,866         --      18,028       2,728      29,585
         Contract redemptions ........................................      (276,643)        --      (4,024)       (108)     (3,192)
   Net transfers (including mortality transfers) .....................        (5,590)    10,203      (2,005)    (14,234)        372
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...............................      (269,367)    10,203      11,999     (11,614)     26,765
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......................      (191,271)    11,121      35,537          --      29,780
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................       709,916         --     144,386          --      35,143
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .................................     $ 518,645   $ 11,121    $179,923    $     --    $ 64,923
====================================================================================================================================

a) Formerly Salomon Brothers Variable Series Funds prior to the name change effective May 1, 2006.
b) Formerly High Yield Bond prior to its name change effective September 1, 2006.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

      LEGG MASON
   PARTNERS VARIABLE                                                                NEUBERGER BERMAN
PORTFOLIO (CONTINUED) (a)   LORD ABBETT SERIES FUNDS                           ADVISERS MANAGEMENT TRUST
-------------------------  --------------------------  -----------------------------------------------------------------------------
                                                                                      LIMITED
STRATEGIC      TOTAL       AMERICA'S      GROWTH AND                  HIGH INCOME     MATURITY         MID CAP
   BOND        RETURN        VALUE          INCOME       FASCIANO         BOND          BOND           GROWTH         PARTNERS
------------------------------------------------------------------------------------------------------------------------------------

$ 6,192       $   723       $ 15,269       $ 26,039       $    --        $ 662        $ 11,886        $     --        $  5,912

  2,227           889          9,056         25,031         1,383           50           6,789           2,743           8,323
------------------------------------------------------------------------------------------------------------------------------------
  3,965          (166)         6,213          1,008        (1,383)         612           5,097          (2,743)         (2,411)
------------------------------------------------------------------------------------------------------------------------------------


  1,483         3,271         28,972        135,392        (3,969)        (111)         (7,407)         54,467          (6,445)

     --            --          4,146          2,623            --           --              --              --           9,744

    167           631          8,583         67,155         1,030           --              --              --          81,307
------------------------------------------------------------------------------------------------------------------------------------
  1,650         3,902         41,701        205,170        (2,939)        (111)         (7,407)         54,467          84,606
------------------------------------------------------------------------------------------------------------------------------------

      9         1,061         34,568         50,360        (5,129)        (284)         11,541         (27,796)        (26,441)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,624       $ 4,797       $ 82,482       $256,538       $(9,451)       $ 217        $  9,231        $ 23,928        $ 55,754
====================================================================================================================================




====================================================================================================================================

      LEGG MASON
   PARTNERS VARIABLE                                                                NEUBERGER BERMAN
PORTFOLIO (CONTINUED) (a)   LORD ABBETT SERIES FUNDS                           ADVISERS MANAGEMENT TRUST
-------------------------  --------------------------  -----------------------------------------------------------------------------
                                                                                      LIMITED
STRATEGIC      TOTAL       AMERICA'S      GROWTH AND                  HIGH INCOME     MATURITY         MID CAP
   BOND        RETURN        VALUE          INCOME       FASCIANO         BOND          BOND           GROWTH         PARTNERS
------------------------------------------------------------------------------------------------------------------------------------

$  3,965     $   (166)    $   6,213      $     1,008     $ (1,383)     $    612      $   5,097       $  (2,743)      $  (2,411)
   1,650        3,902        41,701          205,170       (2,939)         (111)        (7,407)         54,467          84,606

       9        1,061        34,568           50,360       (5,129)         (284)        11,541         (27,796)        (26,441)
------------------------------------------------------------------------------------------------------------------------------------
   5,624        4,797        82,482          256,538       (9,451)          217          9,231          23,928          55,754
------------------------------------------------------------------------------------------------------------------------------------

  17,671       22,033        28,855           82,531         (261)        9,052         10,442           9,909          24,672
  (2,009)      (2,036)      (36,994)        (361,500)      (8,623)         (334)       (32,677)       (258,030)        (85,023)
  42,922      (10,800)        6,423         (133,821)      15,236          (600)       (90,585)         64,637         (19,056)
------------------------------------------------------------------------------------------------------------------------------------

  58,584        9,197        (1,716)        (412,790)       6,352         8,118       (112,820)       (183,484)        (79,407)
------------------------------------------------------------------------------------------------------------------------------------
  64,208       13,994        80,766         (156,252)      (3,099)        8,335       (103,589)       (159,556)        (23,653)
------------------------------------------------------------------------------------------------------------------------------------
  51,405       21,590       581,042        1,539,871       43,253         4,018        533,319         304,124         388,964
------------------------------------------------------------------------------------------------------------------------------------
$115,613     $ 35,584     $ 661,808      $ 1,383,619     $ 40,154      $ 12,353      $ 429,730       $ 144,568       $ 365,311
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                            NEUBERGER BERMAN
                                                                           ADVISERS MANAGEMENT
                                                                            TRUST (CONTINUED)       PIMCO VARIABLE INSURANCE TRUST
                                                                          ----------------------  ----------------------------------

                                                                                                             COMMODITY-    EMERGING
                                                                                       SOCIALLY      ALL     REALRETURN    MARKETS
                                                                          REGENCY     RESPONSIVE  ASSETS (a) STRATEGY (a)  BOND (a)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..............   $    636     $    101     $ 722     $    --     $ 19,594
Expenses:
   Mortality and expense risk fees ....................................      2,201          901       138          46        4,962
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ................................     (1,565)        (800)      584         (46)      14,632
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..............................................       (910)       9,160      (200)     (1,605)      27,505
   Net realized short-term capital gain distributions from investments
     in portfolio shares ..............................................      1,040           26        13          --       10,122
   Net realized long-term capital gain distributions from investments
     in portfolio shares ..............................................      7,779          690        39          --        1,002
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ....      7,909        9,876      (148)     (1,605)      38,629
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ................................................      4,871        1,775      (174)         --       10,827
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ........   $ 11,215     $ 10,851     $ 262     $(1,651)    $ 64,088
====================================================================================================================================



STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                            NEUBERGER BERMAN
                                                                           ADVISERS MANAGEMENT
                                                                            TRUST (CONTINUED)       PIMCO VARIABLE INSURANCE TRUST
                                                                          ----------------------  ----------------------------------

                                                                                                             COMMODITY-    EMERGING
                                                                                       SOCIALLY      ALL     REALRETURN    MARKETS
                                                                          REGENCY     RESPONSIVE  ASSETS (a) STRATEGY (a)  BOND (a)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................................   $  (1,565)   $   (800)  $    584    $    (46)   $ 14,632
   Net realized gain (loss) on investments in portfolio shares ........       7,909       9,876       (148)     (1,605)     38,629
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares ..............................................       4,871       1,775       (174)         --      10,827
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..........      11,215      10,851        262      (1,651)     64,088
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ................      11,662      29,041         --          --       2,127
   Contract redemptions ...............................................      (7,551)       (191)   (38,472)     (8,666)         --
   Net transfers (including mortality transfers) ......................      14,399     (60,953)    58,921      10,317     760,301
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ................................      18,510     (32,103)    20,449       1,651     762,428
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ........................      29,725     (21,252)    20,711          --     826,516
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................................     121,571      56,966         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ..................................   $ 151,296    $ 35,714   $ 20,711    $     --    $826,516
====================================================================================================================================

a) For the period May 1, 2006 (inception of fund) through December 31, 2006.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                                                                                        PIONEER
                                                                                                                       VARIABLE
                                                                                                                       CONTRACTS
                                     PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                                          TRUST
------------------------------------------------------------------------------------------------------------------   ---------------
 FOREIGN
  BOND                                                  REALESTATE-
US DOLLAR-   GLOBAL BOND        HIGH         MONEY      REALRETURN        REAL           SHORT-          TOTAL           CORE
HEDGED (a)   UNHEDGED (a)     YIELD (a)      MARKET     STRATEGY (a)     RETURN           TERM           RETURN          BOND
------------------------------------------------------------------------------------------------------------------------------------

  $  98        $ 4,631        $24,696       $19,015       $ 1,152        $ 33,984        $ 9,890        $ 66,242        $ 141

     41          1,903          5,126         6,448           139          12,975          3,771          24,412           47
------------------------------------------------------------------------------------------------------------------------------------
     57          2,728         19,570        12,567         1,013          21,009          6,119          41,830           94
------------------------------------------------------------------------------------------------------------------------------------


    126         (3,014)         7,582            --         1,383         (15,386)          (498)        (30,990)          (1)

     22             --             --            --            --          21,836             --           9,192           --

      5             --             --            --            --              --             --              --           --
------------------------------------------------------------------------------------------------------------------------------------
    153         (3,014)         7,582            --         1,383           6,450           (498)        (21,798)          (1)
------------------------------------------------------------------------------------------------------------------------------------

     (3)          (537)         4,393            --        (1,502)        (35,645)           318          24,042          (20)
------------------------------------------------------------------------------------------------------------------------------------
  $ 207        $  (823)       $31,545       $12,567       $   894        $ (8,186)       $ 5,939        $ 44,074        $  73
====================================================================================================================================




====================================================================================================================================

                                                                                                                        PIONEER
                                                                                                                       VARIABLE
                                                                                                                       CONTRACTS
                                     PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                                          TRUST
------------------------------------------------------------------------------------------------------------------   ---------------
 FOREIGN
  BOND                                                  REALESTATE-
US DOLLAR-   GLOBAL BOND        HIGH         MONEY      REALRETURN        REAL           SHORT-          TOTAL           CORE
HEDGED (a)   UNHEDGED (a)     YIELD (a)      MARKET     STRATEGY (a)     RETURN           TERM           RETURN          BOND
------------------------------------------------------------------------------------------------------------------------------------

 $    57      $   2,728      $  19,570     $  12,567     $  1,013       $  21,009      $   6,119      $    41,830      $    94
     153         (3,014)         7,582            --        1,383           6,450           (498)         (21,798)          (1)

      (3)          (537)         4,393            --       (1,502)        (35,645)           318           24,042          (20)
------------------------------------------------------------------------------------------------------------------------------------
     207           (823)        31,545        12,567          894          (8,186)         5,939           44,074           73
------------------------------------------------------------------------------------------------------------------------------------

   2,161             70            (20)      820,813          817          56,027         15,533           49,710           --
      --        (67,228)       (92,129)     (490,452)        (142)       (107,687)       (19,078)        (310,554)          --
    (163)       154,291        200,638      (197,329)      24,354         163,058        156,450          587,499          134
------------------------------------------------------------------------------------------------------------------------------------

   1,998         87,133        108,489       133,032       25,029         111,398        152,905          326,655          134
------------------------------------------------------------------------------------------------------------------------------------
   2,205         86,310        140,034       145,599       25,923         103,212        158,844          370,729          207
------------------------------------------------------------------------------------------------------------------------------------
      --             --             --       230,464           --         719,600        247,930        1,187,810        3,351
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,205      $  86,310      $ 140,034     $ 376,063     $ 25,923       $ 822,812      $ 406,774      $ 1,558,539      $ 3,558
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                 PIONEER VARIABLE CONTRACT TRUST (CONTINUED)
                                                                        ------------------------------------------------------------
                                                                         EMERGING    EQUITY                                   HIGH
                                                                        MARKETS (a)  INCOME     EUROPE (b)       FUND         YIELD
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..............   $  --     $ 16,093     $  4,051      $  5,205     $10,728
Expenses:
   Mortality and expense risk fees ....................................       9       11,074        2,384         7,484       3,157
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ................................      (9)       5,019        1,667        (2,279)      7,571
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..............................................     141       47,850       45,405        73,956       6,243
   Net realized short-term capital gain distributions from investments
     in portfolio shares ..............................................      --           --           --            --         399
   Net realized long-term capital gain distributions from investments
     in portfolio shares ..............................................      --        8,737           --            --         437
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ....     141       56,587       45,405        73,956       7,079
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ................................................      --       74,149       (7,149)       (4,906)      6,611
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ........   $ 132     $135,755     $ 39,923      $ 66,771     $21,261
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                 PIONEER VARIABLE CONTRACT TRUST (CONTINUED)
                                                                       -------------------------------------------------------------
                                                                        EMERGING      EQUITY                                 HIGH
                                                                       MARKETS (a)    INCOME     EUROPE (b)      FUND        YIELD
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................................    $     (9)  $     5,019   $   1,667    $  (2,279)  $   7,571
   Net realized gain (loss) on investments in portfolio shares .....         141        56,587      45,405       73,956       7,079
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ...............................          --        74,149      (7,149)      (4,906)      6,611
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .......         132       135,755      39,923       66,771      21,261
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .............          --        43,899      30,738        8,514      13,845
   Contract redemptions ............................................          --      (264,737)     (4,856)    (185,928)     (5,459)
   Net transfers (including mortality transfers) ...................      26,881       500,131    (155,590)      (1,302)   (336,683)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions .............................      26,881       279,293    (129,708)    (178,716)   (328,297)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .....................      27,013       415,048     (89,785)    (111,945)   (307,036)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................................          --       590,421      89,785      624,831     954,833
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ...............................    $ 27,013   $ 1,005,469   $      --    $ 512,886   $ 647,797
====================================================================================================================================

a) For the period November 1, 2006 (inception of fund) through December 31,
   2006.
b) For the period January 1, 2006 through December 15, 2006 (fund merged into International Value).
c) For the period February 3, 2006 (inception of fund) through December 31,
   2006.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

             PIONEER VARIABLE                          ROYCE
        CONTRACTS TRUST (CONTINUED)                CAPITAL FUND                                RYDEX VARIABLE TRUST
------------------------------------------   --------------------------    ---------------------------------------------------------
                                                                               CLS         ABSOLUTE
INTERNATIONAL      MID CAP       SMALL                                     ADVISORONE       RETURN                        BASIC
   VALUE (a)        VALUE    CAP VALUE (a)   MICRO-CAP       SMALL-CAP       AMERIGO     STRATEGIES (c)  BANKING        MATERIALS
------------------------------------------------------------------------------------------------------------------------------------

   $    --        $     --       $ --        $   1,069       $     535       $    447        $  49       $    --        $   2,601

       185           1,294          1            9,503          15,287          9,768           56           119            6,779
------------------------------------------------------------------------------------------------------------------------------------
      (185)         (1,294)        (1)          (8,434)        (14,752)        (9,321)          (7)         (119)          (4,178)
------------------------------------------------------------------------------------------------------------------------------------


         1          (2,203)        --           83,354         140,606            254         (251)       (1,084)         101,911

        --           6,569         --            4,867          13,132          6,256           34            --            1,064

        --          16,284         --           27,687          26,678         35,305           28            --            2,703
------------------------------------------------------------------------------------------------------------------------------------
         1          20,650         --          115,908         180,416         41,815         (189)       (1,084)         105,678
------------------------------------------------------------------------------------------------------------------------------------

     2,083          (9,790)        (1)          (6,869)        (26,427)        (1,247)          79            64           14,484
------------------------------------------------------------------------------------------------------------------------------------
   $ 1,899        $  9,566       $ (2)       $ 100,605       $ 139,237       $ 31,247        $(117)      $(1,139)       $ 115,984
====================================================================================================================================




====================================================================================================================================

             PIONEER VARIABLE                          ROYCE
        CONTRACTS TRUST (CONTINUED)                CAPITAL FUND                                RYDEX VARIABLE TRUST
------------------------------------------   --------------------------    ---------------------------------------------------------
                                                                               CLS         ABSOLUTE
INTERNATIONAL     MID CAP        SMALL                                     ADVISORONE       RETURN                        BASIC
   VALUE (a)       VALUE     CAP VALUE (a)   MICRO-CAP       SMALL-CAP       AMERIGO     STRATEGIES (c)  BANKING        MATERIALS
------------------------------------------------------------------------------------------------------------------------------------

  $    (185)     $ (1,294)     $  (1)       $  (8,434)     $   (14,752)    $  (9,321)     $     (7)     $   (119)     $    (4,178)
          1        20,650         --          115,908          180,416        41,815          (189)       (1,084)         105,678

      2,083        (9,790)        (1)          (6,869)         (26,427)       (1,247)           79            64           14,484
------------------------------------------------------------------------------------------------------------------------------------
      1,899         9,566         (2)         100,605          139,237        31,247          (117)       (1,139)         115,984
------------------------------------------------------------------------------------------------------------------------------------

          7        10,674        501           52,657           97,086         9,000        31,316            --           48,758
       (579)       (4,086)        --         (220,021)        (379,868)       (2,084)           --          (862)          (8,785)
    287,836           132         --           24,900         (310,106)      439,311       (22,724)       55,461         (870,175)
------------------------------------------------------------------------------------------------------------------------------------

    287,264         6,720        501         (142,464)        (592,888)      446,227         8,592        54,599         (830,202)
------------------------------------------------------------------------------------------------------------------------------------
    289,163        16,286        499          (41,859)        (453,651)      477,474         8,475        53,460         (714,218)
------------------------------------------------------------------------------------------------------------------------------------
         --        79,905         --          653,201        1,355,851        31,534            --         4,411        1,018,863
------------------------------------------------------------------------------------------------------------------------------------
  $ 289,163      $ 96,191      $ 499        $ 611,342      $   902,200     $ 509,008      $  8,475      $ 57,871      $   304,645
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                         -----------------------------------------------------------
                                                                            BIO-                  CONSUMER    DYNAMIC      DYNAMIC
                                                                         TECHNOLOGY  COMMODITIES  PRODUCTS    DOW (a)      OTC (b)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..............   $     --     $    --    $   104     $  1,337    $     345
Expenses:
   Mortality and expense risk fees ....................................      4,451         119        252        4,688        6,428
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ................................     (4,451)       (119)      (148)      (3,351)      (6,083)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..............................................     15,738      (7,437)       312       26,231      (98,011)
   Net realized short-term capital gain distributions from investments
     in portfolio shares ..............................................         --          --         72       22,589           --
   Net realized long-term capital gain distributions from investments
     in portfolio shares ..............................................         --          --         52        4,973           --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ....     15,738      (7,437)       436       53,793      (98,011)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ................................................     (5,756)        645      1,170       (1,632)     (11,754)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ........   $  5,531     $(6,911)   $ 1,458     $ 48,810    $(115,848)
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                         -----------------------------------------------------------
                                                                            BIO-                  CONSUMER    DYNAMIC      DYNAMIC
                                                                         TECHNOLOGY  COMMODITIES  PRODUCTS    DOW (a)      OTC (b)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................   $  (4,451)   $   (119)   $   (148)   $  (3,351)   $    (6,083)
   Net realized gain (loss) on investments in portfolio shares ....      15,738      (7,437)        436       53,793        (98,011)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..............................      (5,756)        645       1,170       (1,632)       (11,754)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ......       5,531      (6,911)      1,458       48,810       (115,848)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ............      50,012          --          --        2,569         56,405
   Contract redemptions ...........................................      (8,881)        (17)       (162)     (15,861)       (23,018)
   Net transfers (including mortality transfers) ..................    (753,323)    (12,053)    (61,118)     316,337       (678,700)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ............................    (712,192)    (12,070)    (61,280)     303,045       (645,313)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................    (706,661)    (18,981)    (59,822)     351,855       (761,161)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................     715,699      19,733      74,218        1,314      1,023,501
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ..............................   $   9,038    $    752    $ 14,396    $ 353,169    $   262,340
====================================================================================================================================

a) Formerly Long Dynamic Dow 30 prior to its name change effective May 1, 2006.
b) Formerly Velocity 100 prior to its name change effective May 1, 2006.
c) For the period November 1, 2006 (inception of fund) through December 31,
   2006.
d) Formerly Titan 500 prior to its name change effective May 1, 2006.
e) Formerly Strengthening Dollar prior to its name change effective May 1, 2006.
f) Formerly Weakening Dollar prior to its name change effective May 1, 2006.
g) Formerly Large-Cap Europe prior to its name change effective May 1, 2006.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                   RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                 DYNAMIC      DYNAMIC
    DYNAMIC        DYNAMIC    STRENGTHENING  WEAKENING                                      ENERGY         EUROPE        FINANCIAL
RUSSELL 2000 (c)  S&P 500 (d)   DOLLAR (e)   DOLLAR (f)   ELECTRONICS       ENERGY         SERVICES      ADVANTAGE (g)   SERVICES
------------------------------------------------------------------------------------------------------------------------------------

     $    --       $ 35,208      $  --       $   693       $      --       $      --       $      --       $ 17,974      $  1,642

          47         29,748          4            84          17,711          24,395          25,408         11,703         1,215
------------------------------------------------------------------------------------------------------------------------------------
         (47)         5,460         (4)          609         (17,711)        (24,395)        (25,408)         6,271           427
------------------------------------------------------------------------------------------------------------------------------------


         171        402,152       (460)       (1,650)       (106,477)        222,676         263,468        150,863        15,202

          --        138,688         --             4              --         140,704           6,991         27,975         5,276

          --             --         --             6              --         173,431         123,168          1,275           580
------------------------------------------------------------------------------------------------------------------------------------
         171        540,840       (460)       (1,640)       (106,477)        536,811         393,627        180,113        21,058
------------------------------------------------------------------------------------------------------------------------------------

      (1,193)        19,273         --          (120)        (28,178)       (351,813)       (310,479)         8,239        (7,821)
------------------------------------------------------------------------------------------------------------------------------------
     $(1,069)      $565,573      $(464)      $(1,151)      $(152,366)      $ 160,603       $  57,740       $194,623      $ 13,664
====================================================================================================================================




====================================================================================================================================

                                                   RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                 DYNAMIC      DYNAMIC
    DYNAMIC        DYNAMIC    STRENGTHENING  WEAKENING                                      ENERGY         EUROPE        FINANCIAL
RUSSELL 2000 (c)  S&P 500 (d)   DOLLAR (e)   DOLLAR (f)   ELECTRONICS       ENERGY         SERVICES      ADVANTAGE (g)   SERVICES
------------------------------------------------------------------------------------------------------------------------------------

  $     (47)     $     5,460      $  (4)     $    609     $ (17,711)     $   (24,395)    $   (25,408)     $   6,271      $     427
        171          540,840       (460)       (1,640)     (106,477)         536,811         393,627        180,113         21,058

     (1,193)          19,273         --          (120)      (28,178)        (351,813)       (310,479)         8,239         (7,821)
------------------------------------------------------------------------------------------------------------------------------------
     (1,069)         565,573       (464)       (1,151)     (152,366)         160,603          57,740        194,623         13,664
------------------------------------------------------------------------------------------------------------------------------------

         --          268,673         --        27,036       109,937          284,636         354,526         74,066          8,502
         --         (415,098)        --          (155)     (182,898)        (391,416)       (412,775)      (119,493)        (4,607)
    310,849         (897,590)       464       (10,484)      (18,032)        (340,266)       (336,639)       105,401        (10,268)
------------------------------------------------------------------------------------------------------------------------------------

    310,849       (1,044,015)       464        16,397       (90,993)        (447,046)       (394,888)        59,974         (6,373)
------------------------------------------------------------------------------------------------------------------------------------
    309,780         (478,442)        --        15,246      (243,359)        (286,443)       (337,148)       254,597          7,291
------------------------------------------------------------------------------------------------------------------------------------
         --        1,107,317         --            --       379,254        1,458,661       1,197,742         42,655        200,570
------------------------------------------------------------------------------------------------------------------------------------
  $ 309,780      $   628,875      $  --      $ 15,246     $ 135,895      $ 1,172,218     $   860,594      $ 297,252      $ 207,861
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------
                                                                   GOVERNMENT
                                                                    LONG BOND        HEALTH    HEDGED                INVERSE DYNAMIC
                                                                  ADVANTAGE (a)       CARE   EQUITY (b)     INTERNET      DOW (c)
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ..........    $  7,724     $    --       $   9       $   --      $  27,587
Expenses:
   Mortality and expense risk fees ................................       3,368       5,672         141          711         12,124
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ............................       4,356      (5,672)       (132)        (711)        15,463
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..........................................     (16,109)     10,939          86        4,467        (12,294)
   Net realized short-term capital gain distributions
     from investments in portfolio shares .........................          --      16,872          12           --             --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .........................          --          --           4           --             --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares .........................................     (16,109)     27,811         102        4,467        (12,294)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ..............................       2,499      (7,851)         12        4,189       (241,628)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ....    $ (9,254)    $14,288       $ (18)      $7,945      $(238,459)
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                         RYDEX VARIABLE TRUST (RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------
                                                                   GOVERNMENT
                                                                    LONG BOND        HEALTH     HEDGED               INVERSE DYNAMIC
                                                                  ADVANTAGE (a)       CARE    EQUITY (b)   INTERNET       DOW (c)
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ................................    $  4,356   $  (5,672)   $   (132)   $    (711)    $   15,463
   Net realized gain (loss) on investments in portfolio shares ....     (16,109)     27,811         102        4,467        (12,294)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...........................       2,499      (7,851)         12        4,189       (241,628)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ......      (9,254)     14,288         (18)       7,945       (238,459)
------------------------------------------------------------------------------------------------------------------------------------

CHANGES FROM CONTRACT OWNERS' TRANSACTIONS:
   Net contract purchase payments (including breakage) ............          39      91,512      26,971        1,183         87,004
   Contract redemptions ...........................................     (10,252)    (13,690)        (84)      (4,417)       (10,988)
   Net transfers (including mortality transfers) ..................     211,649     147,048     (26,146)    (381,648)     2,165,624
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ............................     201,436     224,870         741     (384,882)     2,241,640
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets                          192,182     239,158         723     (376,937)     2,003,181
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................      61,002     185,030          --      398,716            586
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ..............................    $253,184   $ 424,188    $    723    $  21,779     $2,003,767
====================================================================================================================================

a) Formerly U.S. Government Bond prior to its name change effective May 1, 2006.
b) For the period February 3, 2006 (inception of fund) through December 31,
   2006.
c) Formerly Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.
d) Formerly Juno prior to its name change effective May 1, 2006.
e) Formerly Arktos prior to its name change effective May 1, 2006.
f) Formerly Inverse Small-Cap prior to its name change effective May 1, 2006.
g) Formerly Ursa prior to its name change effective May 1, 2006.
h) Formerly Large-Cap Japan prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
   INVERSE
 GOVERNMENT       INVERSE    INVERSE        INVERSE         INVERSE         JAPAN        LARGE CAP     LARGE CAP
LONG BOND (d)     MID-CAP    OTC (e)   RUSSELL 2000 (f)   S&P 500 (g)   ADVANTAGE (h)     GROWTH         VALUE         LEISURE
------------------------------------------------------------------------------------------------------------------------------------

     $ 4,086      $   949   $  1,060       $  33,678        $ 4,539        $  29,028        $     --        $ 4,528         $    --

       1,355        1,005      1,981          11,524          1,063           11,157           4,140          4,755           2,382
------------------------------------------------------------------------------------------------------------------------------------
       2,731          (56)      (921)         22,154          3,476           17,871          (4,140)          (227)         (2,382)
------------------------------------------------------------------------------------------------------------------------------------

      (2,678)        (288)   (12,779)       (107,910)        (2,983)          80,924          24,672         46,531           1,924

          --           --         --              --             --          131,632           7,401          5,507           7,435

          --           --         --              --             --           15,433           1,540          8,978           4,071
------------------------------------------------------------------------------------------------------------------------------------
      (2,678)        (288)   (12,779)       (107,910)        (2,983)         227,989          33,613         61,016          13,430
------------------------------------------------------------------------------------------------------------------------------------

      (5,631)      (3,301)    (1,441)       (124,985)        (8,005)        (203,006)         (2,362)        (1,574)         22,603
------------------------------------------------------------------------------------------------------------------------------------
     $(5,578)     $(3,645)  $(15,141)      $(210,741)       $(7,512)       $  42,854        $ 27,111        $59,215         $33,651
====================================================================================================================================


====================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
   INVERSE
 GOVERNMENT       INVERSE    INVERSE        INVERSE         INVERSE         JAPAN        LARGE CAP     LARGE CAP
LONG BOND (d)     MID-CAP    OTC (e)   RUSSELL 2000 (f)   S&P 500 (g)   ADVANTAGE (h)     GROWTH         VALUE         LEISURE
------------------------------------------------------------------------------------------------------------------------------------



    $   2,731     $   (56) $    (921)     $   22,154        $ 3,476        $  17,871        $ (4,140)    $     (227)       $ (2,382)

      (2,678)        (288)   (12,779)       (107,910)        (2,983)         227,989          33,613         61,016          13,430

      (5,631)      (3,301)    (1,441)       (124,985)        (8,005)        (203,006)         (2,362)        (1,574)         22,603
------------------------------------------------------------------------------------------------------------------------------------
      (5,578)      (3,645)   (15,141)       (210,741)        (7,512)          42,854          27,111         59,215          33,651
------------------------------------------------------------------------------------------------------------------------------------


       8,927        8,726        999          43,699             79           68,916          11,805         14,494              --
      (2,386)      (6,327)    (1,170)        (21,521)           (99)         (34,793)        (37,594)       (37,194)         (4,337)
     126,078       53,720   (241,402)        869,664          2,994          231,921         306,412      1,190,953         209,140
------------------------------------------------------------------------------------------------------------------------------------

     132,619       56,119   (241,573)        891,842          2,974          266,044         280,623      1,168,253         204,803
------------------------------------------------------------------------------------------------------------------------------------
     127,041       52,474   (256,714)        681,101         (4,538)         308,898         307,734      1,227,468         238,454
------------------------------------------------------------------------------------------------------------------------------------
      27,674           --    272,868         385,679         62,370          591,385         120,906         47,775          97,640
------------------------------------------------------------------------------------------------------------------------------------
    $154,715 $     52,474  $  16,154     $ 1,066,780      $  57,832        $ 900,283        $428,640     $1,275,243        $336,094
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------
                                                                     MID CAP        MID-CAP     MID-CAP      MULTI-CAP
                                                                   ADVANTAGE (a)    GROWTH       VALUE   CORE EQUITY (b)(c)     NOVA
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ..........    $  1,158     $    --     $ 5,561      $    81        $ 2,999
Expenses:
   Mortality and expense risk fees ................................       3,347       1,014       7,433        1,184          3,192
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ............................      (2,189)     (1,014)     (1,872)      (1,103)          (193)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..........................................      29,245       5,502      (5,597)          91         13,704
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..............................      66,915       5,605          --          160             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..............................      14,858       2,867          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...................................................     111,018      13,974      (5,597)         251         13,704
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .................................     (71,489)     (8,183)     47,934       18,641         26,165
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ....    $ 37,340     $ 4,777     $40,465      $17,789        $39,676
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------
                                                                       MID CAP        MID-CAP    MID-CAP      MULTI-CAP
                                                                    ADVANTAGE (a)     GROWTH      VALUE   CORE EQUITY (b)(c)   NOVA
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ................................    $ (2,189)  $  (1,014)   $   (1,872)    $ (1,103)    $   (193)
   Net realized gain (loss) on investments in portfolio shares ....     111,018      13,974        (5,597)         251       13,704
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..............................     (71,489)     (8,183)       47,934       18,641       26,165
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ......      37,340       4,777        40,465       17,789       39,676
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ............      19,898       7,892            --      146,894        5,403
   Contract redemptions ...........................................     (49,737)    (13,662)      (19,728)          --      (35,893)
   Net transfers (including mortality transfers) ..................     111,241    (100,133)    1,082,655       24,488       68,813
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ............................      81,402    (105,903)    1,062,927      171,382       38,323
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................     118,742    (101,126)    1,103,392      189,171       77,999
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................     178,330     182,221        21,162           --      226,739
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ..............................    $297,072   $  81,095    $1,124,554     $189,171     $304,738
====================================================================================================================================

a) Formerly Medius prior to its name change effective May 1, 2006.
b) Formerly Core Equity prior to its name change effective May 1, 2006.
c) For the period February 3, 2006 (inception of fund) through December 31,
   2006.
d) Formerly Mekros prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                               RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                PRECIOUS        REAL                     RUSSELL 2000        SECTOR       SMALL-CAP      SMALL-CAP
       OTC       METALS        ESTATE      RETAILING     ADVANTAGE (d)      ROTATION       GROWTH          VALUE         TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------


     $    --      $    --       $ 5,050      $    --          $  1,471       $     --       $    --       $ 3,553           $    --

       2,846        6,450         3,062          568            11,229          3,683         1,876         5,350             2,115
------------------------------------------------------------------------------------------------------------------------------------
      (2,846)      (6,450)        1,988         (568)           (9,758)        (3,683)       (1,876)       (1,797)           (2,115)
------------------------------------------------------------------------------------------------------------------------------------

      29,721      (46,668)        6,630        2,800            36,504         (9,643)        2,720         7,330            34,038

          --           --         3,698          329                --            687         2,623        15,994                --

          --           --         6,115        1,140                --          6,275         7,793        21,210                --

------------------------------------------------------------------------------------------------------------------------------------
      29,721      (46,668)       16,443        4,269            36,504         (2,681)       13,136        44,534            34,038
------------------------------------------------------------------------------------------------------------------------------------
        (814)       4,785         7,753       (1,120)          (11,755)        (9,635)       (6,021)        5,754           (28,989)
------------------------------------------------------------------------------------------------------------------------------------
     $26,061     $(48,333)      $26,184      $ 2,581          $ 14,991       $(15,999)      $ 5,239       $48,491           $ 2,934
====================================================================================================================================



====================================================================================================================================

                                               RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                PRECIOUS         REAL                     RUSSELL 2000       SECTOR       SMALL-CAP      SMALL-CAP
       OTC       METALS        ESTATE      RETAILING     ADVANTAGE (d)      ROTATION       GROWTH          VALUE          TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------

   $  (2,846)    $ (6,450)     $  1,988      $  (568)        $  (9,758)     $ (3,683)      $ (1,876)     $ (1,797)        $  (2,115)
      29,721      (46,668)       16,443        4,269            36,504        (2,681)        13,136        44,534            34,038

        (814)       4,785         7,753       (1,120)          (11,755)       (9,635)        (6,021)        5,754           (28,989)
------------------------------------------------------------------------------------------------------------------------------------
      26,061      (48,333)       26,184        2,581            14,991       (15,999)         5,239        48,491             2,934
------------------------------------------------------------------------------------------------------------------------------------

       6,670       78,945         7,364           --            94,772        51,695          8,980         9,930             5,557
     (64,205)     (51,752)       (3,078)        (666)         (254,435)      (36,813)       (14,392)      (40,883)           (9,258)
     (85,662)     548,521       112,526       48,940           206,264        28,457        709,142       261,559          (333,037)
------------------------------------------------------------------------------------------------------------------------------------

    (143,197)     575,714       116,812       48,274            46,601        43,339        703,730       230,606          (336,738)
------------------------------------------------------------------------------------------------------------------------------------
    (117,136)     527,381       142,996       50,855            61,592        27,340        708,969       279,097          (333,804)
------------------------------------------------------------------------------------------------------------------------------------
     158,420      187,708       146,599           --           521,346       120,187         98,990       107,566            349,528
------------------------------------------------------------------------------------------------------------------------------------
   $  41,284     $715,089      $289,595      $50,855         $ 582,938      $147,527       $807,959      $386,663         $   15,724
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                                                         SELIGMAN
                                                                        RYDEX VARIABLE TRUST (CONTINUED)                PORTFOLIOS
                                                          ----------------------------------------------------------- --------------
                                                                                                    U.S.
                                                                                                 GOVERNMENT           COMMUNICATIONS
                                                                      TELE-                         MONEY                   AND
                                                                 COMMUNICATIONS   TRANSPORTATION   MARKET   UTILITIES   INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ..........    $    159      $     --      $219,496    $17,570     $     --

Expenses:
   Mortality and expense risk fees ................................         459         2,756        88,918      9,809        2,061
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense)                                     (300)       (2,756)      130,578      7,761       (2,061)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..........................................     (20,701)       37,789            --     34,108       47,777
   Net realized short-term capital gain distributions from s
     investment in portfolio shares ...............................         155            --            --         --           --
   Net realized long-term capital gain distributions from s
     investment in portfolio shares ...............................          --            --            --      7,789           --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...................................................     (20,546)       37,789            --     41,897        47,777
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .................................      30,228       (30,871)           --     48,453      (12,218)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations         $  9,382      $  4,162      $130,578    $98,111     $ 33,498
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                                                         SELIGMAN
                                                                       RYDEX VARIABLE TRUST (CONTINUED)                 PORTFOLIOS
                                                          ----------------------------------------------------------- --------------
                                                                                                    U.S.
                                                                                                 GOVERNMENT           COMMUNICATIONS
                                                                      TELE-                         MONEY                   AND
                                                                 COMMUNICATIONS   TRANSPORTATION    MARKET  UTILITIES   INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ................................   $    (300)    $  (2,756)     $130,578  $   7,761    $  (2,061)
   Net realized gain (loss) on investments in portfolio shares ....     (20,546)       37,789            --     41,897       47,777
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..............................      30,228       (30,871)           --     48,453      (12,218)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ......       9,382         4,162       130,578     98,111       33,498
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ............       2,045        31,499     7,474,124    219,205        3,855
   Contract redemptions ...........................................      (3,577)         (180)     (585,868)  (238,981)    (136,804)
   Net transfers (including mortality transfers) ..................    (320,178)     (168,702)   (1,001,039)   (18,478)     (24,118)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ............................    (321,710)     (137,383)    5,887,217    (38,254)    (157,067)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................    (312,328)     (133,221)    6,017,795     59,857     (123,569)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................     359,006       263,351     5,296,155    725,957      231,397
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ..............................   $  46,678     $ 130,130   $11,313,950  $ 785,814    $ 107,828
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

===================================================================================================
                   THIRD
  SELIGMAN        AVENUE
 PORTFOLIOS       SERIES
 (CONTINUED)       TRUST                     VAN ECK WORLDWIDE INSURANCE TRUST FUND
-------------  ------------  ----------------------------------------------------------------------

    GLOBAL                     ABSOLUTE                     EMERGING         HARD           REAL
  TECHNOLOGY       VALUE        RETURN          BOND         MARKETS        ASSETS         ESTATE
-------------  ------------  ----------------------------------------------------------------------


      $   --      $  7,639      $    --       $ 25,565        $  9,187     $     617      $ 10,153


         929        14,583        5,944          6,767          25,214         9,294        10,495
---------------------------------------------------------------------------------------------------
        (929)       (6,944)      (5,944)        18,798         (16,027)       (8,677)         (342)
---------------------------------------------------------------------------------------------------


       3,816        85,080        4,421        (16,789)        352,263       231,848         4,208

          --           356           --             --          16,785        17,514        14,721

          --        25,663        1,940             --         127,860        34,966       174,382
---------------------------------------------------------------------------------------------------

       3,816       111,099        6,361        (16,789)        496,908       284,328       193,311
---------------------------------------------------------------------------------------------------

       6,042       (29,108)      20,419         22,681          82,496      (136,713)      (23,094)
---------------------------------------------------------------------------------------------------
      $8,929      $ 75,047      $20,836       $ 24,690        $563,377     $ 138,938      $169,875
===================================================================================================


===================================================================================================
                  THIRD
 SELIGMAN        AVENUE
 PORTFOLIOS      SERIES
 (CONTINUED)      TRUST                     VAN ECK WORLDWIDE INSURANCE TRUST FUND
-------------  ------------  ----------------------------------------------------------------------


    GLOBAL                      ABSOLUTE                     EMERGING         HARD           REAL
  TECHNOLOGY        VALUE        RETURN          BOND         MARKETS        ASSETS         ESTATE
-------------  ------------  ----------------------------------------------------------------------

     $  (929)   $   (6,944)    $ (5,944)      $ 18,798      $  (16,027)    $  (8,677)    $    (342)
       3,816       111,099        6,361        (16,789)        496,908       284,328        193,311

       6,042       (29,108)      20,419         22,681          82,496      (136,713)      (23,094)
---------------------------------------------------------------------------------------------------
       8,929        75,047       20,836         24,690         563,377       138,938        169,875
---------------------------------------------------------------------------------------------------

       9,069        83,775        7,005         32,834         188,626        65,105        34,715
      (4,404)      (88,722)     (57,180)       (36,790)))     (304,267)     (123,026)     (173,892)
       5,724      (723,459)      55,338        204,730         807,288      (369,835)       52,096
---------------------------------------------------------------------------------------------------

      10,389      (728,406)       5,163        200,774         691,647      (427,756)      (87,081)
---------------------------------------------------------------------------------------------------
      19,318      (653,359)      25,999        225,464       1,255,024      (288,818)       82,794
---------------------------------------------------------------------------------------------------
      49,296     1,322,802      334,640        315,202       1,321,853       849,180       613,481
---------------------------------------------------------------------------------------------------
     $68,614    $  669,443     $360,639       $540,666      $2,576,877     $ 560,362     $ 696,275
===================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

========================================================================================================================

                                                                                       WELLS FARGO
                                                                                    ADVANTAGE VT FUNDS
                                                                                 ------------------------     COMBINED
                                                                                 DISCOVERY    OPPORTUNITY      TOTAL
----------------------------------------------------------------------------------------------------------- ------------

Investment income:
   Income dividends from investments in portfolio shares                            $    --      $     --    $1,320,152
Expenses:
   Mortality and expense risk fees                                                    1,838        12,217       991,346
------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense)                                               (1,838)      (12,217)      328,806
------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares                                                             11,352        34,106     4,263,379
   Net realized short-term capital gain distributions from investments
     in portfolio shares                                                                 --             --       913,025
   Net realized long-term capital gain distributions from investments
     in portfolio shares                                                                 --        84,663     1,654,984
------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares                   11,352       118,769     6,831,388
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares                                                                5,259       (35,459)     (954,533)
------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations                      $14,773      $ 71,093    $6,205,661
========================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

========================================================================================================================

                                                                                       WELLS FARGO
                                                                                    ADVANTAGE VT FUNDS
                                                                                 ------------------------     COMBINED
                                                                                 DISCOVERY    OPPORTUNITY       TOTAL
------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense)                                                 $ (1,838)    $ (12,217) $    328,806
   Net realized gain (loss) on investments in portfolio shares                       11,352       118,769     6,831,388
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares                                                              5,259       (35,459)     (954,533)
------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations                         14,773        71,093     6,205,661
------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage)                               12,805        43,109    16,329,531
   Contract redemptions                                                             (29,605)     (144,821)  (12,609,956)
   Net transfers (including mortality transfers)                                     (8,153)     (134,041)      531,345
------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions                                              (24,953)     (235,753)    4,250,920
------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets                                      (10,180)     (164,660)   10,456,581
------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period                                                     130,628       820,919    59,764,152
------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period                                               $120,448     $ 656,259  $ 70,220,733
========================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                                          40|86 SERIES TRUST
                                                                      --------------------------------------------------------------

                                                                                                  FIXED                   GOVERNMENT
                                                                      BALANCED     EQUITY         INCOME   FOCUS 20 (a)   SECURITIES
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ..........    $ 14,130     $  11,197      $22,475    $    --       $16,755
Expenses:
   Mortality and expense risk fees ................................      13,298        26,687        8,146        316         7,452
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ............................         832       (15,490)      14,329       (316)        9,303
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..........................................      73,333       108,117       (2,042)    (6,335)       (4,901)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..............................          --            --           --         --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..............................          --       221,584           --         --            --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares .........................................      73,333       329,701       (2,042)    (6,335)       (4,901)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .................................     (32,271)     (165,000)      (8,584)        51        (3,126)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ....    $ 41,894     $ 149,211      $ 3,703    $(6,600)      $ 1,276
====================================================================================================================================



STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                                          40|86 SERIES TRUST
                                                                      --------------------------------------------------------------

                                                                                                  FIXED                   GOVERNMENT
                                                                      BALANCED     EQUITY         INCOME   FOCUS 20 (a)   SECURITIES
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ................................   $     832    $  (15,490)    $ 14,329   $   (316)    $   9,303
   Net realized gain (loss) on investments in portfolio shares ....      73,333       329,701       (2,042)    (6,335)       (4,901)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..............................     (32,271)     (165,000)      (8,584)        51        (3,126)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ......      41,894       149,211        3,703     (6,600)        1,276
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ............     774,313       404,589       52,197        151         5,119
   Contract redemptions ...........................................    (198,168)     (209,882)     (53,717)        --      (170,092)
   Net transfers (including mortality transfers) ..................    (779,022)    1,087,494       21,123    (68,926)      128,669
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ............................    (202,877)    1,282,201       19,603    (68,775)      (36,304)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................    (160,983)    1,431,412       23,306    (75,375)      (35,028)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................     937,917       978,209      539,922     75,375       487,270
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ..............................   $ 776,934    $2,409,621     $563,228   $     --     $ 452,242
====================================================================================================================================

a) For the period January 1, 2005 through May 31, 2005 (liquidation of funds).


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

40|86 SERIES TRUST (CONTINUED)                                    AIM VARIABLE INSURANCE FUNDS
------------------------------ -----------------------------------------------------------------------------------------------------
                                                                                                                           GLOBAL
       HIGH          MONEY                      CORE        FINANCIAL        GLOBAL           HIGH         MID CAP          REAL
       YIELD        MARKET     BASIC VALUE     STOCK        SERVICES     HEALTH CARE (b)      YIELD     CORE EQUITY       ESTATE (c)
------------------------------------------------------------------------------------------------------------------------------------

    $ 60,822       $57,370        $    --       $  268          $  905       $    --       $ 15,554         $ 1,085         $ 7,642

      15,488        30,122          3,356          730             795         2,588          8,113           5,268           8,838
------------------------------------------------------------------------------------------------------------------------------------
      45,334        27,248         (3,356)        (462)            110        (2,588)         7,441          (4,183)         (1,196)
------------------------------------------------------------------------------------------------------------------------------------


     (18,419)           --          2,130          467             845         3,187         84,881           7,572          55,838

      22,736            --          1,213           --              --            --             --           2,531           7,871

      55,963            --          1,833           --              --            --             --           9,267          11,605
------------------------------------------------------------------------------------------------------------------------------------

      60,280            --          5,176          467             845         3,187         84,881          19,370          75,314
------------------------------------------------------------------------------------------------------------------------------------

     (77,025)           --          8,223        1,666           1,777         9,597        (63,134)          5,593          (9,684)
------------------------------------------------------------------------------------------------------------------------------------
    $ 28,589       $27,248        $10,043       $1,671          $2,732       $10,196       $ 29,188         $20,780         $64,434
====================================================================================================================================



====================================================================================================================================

40|86 SERIES TRUST (CONTINUED)                                    AIM VARIABLE INSURANCE FUNDS
------------------------------ -----------------------------------------------------------------------------------------------------
                                                                                                                           GLOBAL
       HIGH          MONEY                       CORE       FINANCIAL        GLOBAL           HIGH        MID CAP           REAL
       YIELD        MARKET     BASIC VALUE      STOCK       SERVICES     HEALTH CARE (b)      YIELD     CORE EQUITY       ESTATE (c)
------------------------------------------------------------------------------------------------------------------------------------

  $   45,334    $   27,248       $ (3,356)     $  (462)        $   110      $ (2,588)     $   7,441        $ (4,183)       $ (1,196)
      60,280            --          5,176          467             845         3,187         84,881          19,370          75,314

     (77,025)           --          8,223        1,666           1,777         9,597        (63,134)          5,593          (9,684)
------------------------------------------------------------------------------------------------------------------------------------
      28,589        27,248         10,043        1,671           2,732        10,196         29,188          20,780          64,434
------------------------------------------------------------------------------------------------------------------------------------

      80,310     3,378,422         67,008       18,120          11,814        (1,589)        12,113           9,593         136,861
     (23,659)     (828,072)        (3,300)         (30)         (3,744)      (10,912)       (67,942)        (29,870)        (39,447)
     268,389    (1,089,072)        30,241         (920)         10,529        64,053       (780,856)         30,630         (94,561)
------------------------------------------------------------------------------------------------------------------------------------

     325,040     1,461,278         93,949       17,170          18,599        51,552       (836,685)         10,353           2,853
------------------------------------------------------------------------------------------------------------------------------------
     353,629     1,488,526        103,992       18,841          21,331        61,748       (807,497)         31,133          67,287
------------------------------------------------------------------------------------------------------------------------------------
   1,163,009     1,598,243        167,323       43,894          53,798       150,821        985,153         348,829         680,238
------------------------------------------------------------------------------------------------------------------------------------
  $1,516,638   $ 3,086,769       $271,315      $62,735         $75,129      $212,569      $ 177,656        $379,962        $747,525
====================================================================================================================================

b) Formerly AIM VIF Health Science Fund prior to its name change effective July 1, 2005.
c) Formerly AIM VI Real Estate prior to its name change on July 3, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================
                                                                        AIM
                                                                      VARIABLE
                                                                   INSURANCE FUNDS
                                                                    (CONTINUED)                  THE ALGER AMERICAN FUND
                                                                   ---------------   -----------------------------------------------


                                                                                                 LEVERAGED     MIDCAP     SMALL
                                                                     TECHNOLOGY       GROWTH       ALLCAP      GROWTH CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ..........    $     --      $  1,877      $    --   $     --       $    --
Expenses:
   Mortality and expense risk fees ................................       3,744        15,541        7,353     11,807        10,183
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ............................      (3,744)      (13,664)      (7,353)   (11,807)      (10,183)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..........................................     (20,279)       54,640       20,448     25,459        67,354
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..............................          --            --           --         --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..............................          --            --           --     27,360            --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...................................................     (20,279)       54,640       20,448     52,819        67,354
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .................................     (22,308)       66,410       41,246     20,021        36,896
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ....    $(46,331)     $107,386      $54,341   $ 61,033       $94,067
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================
                                                                        AIM
                                                                      VARIABLE
                                                                   INSURANCE FUNDS
                                                                    (CONTINUED)                    THE ALGER AMERICAN FUND
                                                                   ---------------   -----------------------------------------------


                                                                                                 LEVERAGED     MIDCAP     SMALL
                                                                     TECHNOLOGY       GROWTH       ALLCAP      GROWTH CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ................................   $  (3,744)   $  (13,664)    $ (7,353)  $(11,807)  $   (10,183)
   Net realized gain (loss) on investments in portfolio
     shares .......................................................     (20,279)       54,640       20,448     52,819        67,354
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..............................     (22,308)       66,410       41,246     20,021        36,896
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ......     (46,331)      107,386       54,341     61,033        94,067
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ............     171,096       152,274      104,317     50,231        96,692
   Contract redemptions ...........................................     (65,137)     (138,476)     (87,074)   (37,831)     (100,803)
   Net transfers (including mortality transfers) ..................    (445,834)      212,499      (89,735)   141,137       190,233
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ............................    (339,875)      226,297      (72,492)   153,537       186,122
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................    (386,206)      333,683      (18,151)   214,570       280,189
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................     546,521       948,763      551,824    738,819       569,164
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ..............................   $ 160,315    $1,282,446     $533,673  $ 953,389   $   849,353
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                                                                                           DREYFUS
                                                                            DREYFUS                                       VARIABLE
                                                                          INVESTMENT                                     INVESTMENT
                AMERICAN CENTURY VARIABLE PORTFOLIOS                       PORTFOLIO                                        FUNDS
----------------------------------------------------------------------  --------------                                   -----------
                                                                                         DREYFUS
                                                                                         SOCIALLY          DREYFUS
                 INCOME &      INFLATION                                   SMALL CAP    RESPONSIBLE         STOCK        DISCIPLINED
BALANCED (a)      GROWTH       PROTECTION    INTERNATIONAL      VALUE      INDEX (a)      GROWTH            INCOME          STOCK
------------------------------------------------------------------------------------------------------------------------------------

        $ --      $ 17,276        $ 2,106        $ 5,306      $  4,633         $  --        $    --        $ 24,683         $    --

          53        11,778            834          6,687         9,612           150          3,601          24,628           4,165
------------------------------------------------------------------------------------------------------------------------------------
         (53)        5,498          1,272         (1,381)       (4,979)         (150)        (3,601)             55          (4,165)
------------------------------------------------------------------------------------------------------------------------------------



          --        27,461            960         34,318        13,128             5          6,062          90,433          21,031

          --            --             20             --        30,086            --             --              --              --

          --            --              4             --        23,517            --             --              --              --
------------------------------------------------------------------------------------------------------------------------------------

           0        27,461            984         34,318        66,731             5          6,062          90,433          21,031
------------------------------------------------------------------------------------------------------------------------------------

         123       (12,649)        (2,334)        11,563       (42,576)          631         (4,099)        (40,710)           (769)
------------------------------------------------------------------------------------------------------------------------------------
        $ 70      $ 20,310        $   (78)       $44,500      $ 19,176         $ 486        $(1,638)       $ 49,778         $16,097
====================================================================================================================================




====================================================================================================================================

                                                                                                                            DREYFUS
                                                                           DREYFUS                                         VARIABLE
                                                                          INVESTMENT                                      INVESTMENT
                AMERICAN CENTURY VARIABLE PORTFOLIOS                       PORTFOLIO                                        FUNDS
----------------------------------------------------------------------  --------------                                   -----------
                                                                                         DREYFUS
                                                                                         SOCIALLY          DREYFUS
                 INCOME &      INFLATION                                   SMALL CAP    RESPONSIBLE         STOCK        DISCIPLINED
BALANCED (a)      GROWTH       PROTECTION    INTERNATIONAL      VALUE      INDEX (a)      GROWTH            INCOME          STOCK
------------------------------------------------------------------------------------------------------------------------------------

      $  (53)    $   5,498        $ 1,272       $ (1,381)    $  (4,979)      $  (150)     $  (3,601)     $       55        $ (4,165)

          --        27,461            984         34,318        66,731             5          6,062          90,433          21,031

         123       (12,649)        (2,334)        11,563       (42,576)          631         (4,099)        (40,710)           (769)
------------------------------------------------------------------------------------------------------------------------------------
          70        20,310            (78)        44,500        19,176           486         (1,638)         49,778          16,097
------------------------------------------------------------------------------------------------------------------------------------

       9,252       176,936             58         43,913       227,334        23,092        101,776         151,492           8,863
          --       (59,923)        (1,778)       (87,925)     (141,589)           --        (41,910)       (196,781)        (35,735)
          (6)     (328,302)        (5,879)       (23,177)     (189,900)        2,947       (178,263)       (225,477)          6,727
------------------------------------------------------------------------------------------------------------------------------------

       9,246      (211,289)        (7,599)       (67,189)     (104,155)       26,039       (118,397)       (270,766)        (20,145)
------------------------------------------------------------------------------------------------------------------------------------
       9,316      (190,979)        (7,677)       (22,689)      (84,979)       26,525       (120,035)       (220,988)         (4,048)
------------------------------------------------------------------------------------------------------------------------------------
          --       873,190         62,755        461,394       636,448            --        366,969       1,831,278         183,788
------------------------------------------------------------------------------------------------------------------------------------
      $9,316     $ 682,211        $55,078       $438,705     $ 551,469       $26,525      $ 246,934     $ 1,610,290        $179,740
====================================================================================================================================

a) For the period may 1, 2005 (inception of fund) through december 31, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                    DREYFUS
                                                                    VARIABLE
                                                                   INVESTMENT                                               JANUS
                                                                     FUNDS                                                  ASPEN
                                                                   (CONTINUED)         FEDERATED INSURANCE SERIES           SERIES
                                                                 -------------  ----------------------------------------  ----------

                                                                 INTERNATIONAL    CAPITAL     HIGH INCOME  INTERNATIONAL  GROWTH AND
                                                                     VALUE       INCOME II      BOND II      EQUITY II      INCOME
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares .........  $      --    $  10,192    $    81,589    $      --    $   2,658
Expenses:
   Mortality and expense risk fees ...............................     10,595        2,054         15,723        4,864        5,426
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................    (10,595)       8,138         65,866       (4,864)      (2,768)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................     35,614        7,864         69,650       34,776       29,059
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................      3,353           --             --           --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................      6,398           --             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares     45,365        7,864         69,650       34,776       29,059
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................     32,100      (12,850)      (116,224)      (8,490)       3,685
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...  $  66,870    $   3,152    $    19,292    $  21,422    $  29,976
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                    DREYFUS
                                                                    VARIABLE
                                                                   INVESTMENT                                               JANUS
                                                                     FUNDS                                                  ASPEN
                                                                   (CONTINUED)         FEDERATED INSURANCE SERIES           SERIES
                                                                 -------------  ----------------------------------------  ----------

                                                                 INTERNATIONAL    CAPITAL     HIGH INCOME  INTERNATIONAL  GROWTH AND
                                                                     VALUE       INCOME II      BOND II      EQUITY II      INCOME
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...............................  $ (10,595)   $   8,138    $    65,866    $  (4,864)   $  (2,768)
   Net realized gain (loss) on investments in portfolio shares ...     45,365        7,864         69,650       34,776       29,059
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................     32,100      (12,850)      (116,224)      (8,490)       3,685
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....     66,870        3,152         19,292       21,422       29,976
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...........     49,547        7,446          2,563        1,049       72,311
   Contract redemptions ..........................................   (133,182)     (11,559)      (140,266)     (15,720)     (25,351)
   Net transfers (including mortality transfers) .................    104,295      (88,695)      (759,556)    (151,418)     232,751
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...........................     20,660      (92,808)      (897,259)    (166,089)     279,711
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...................     87,530      (89,656)      (877,967)    (144,667)     309,687
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................    698,168      206,771      1,639,832      445,488      276,370
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .............................  $ 785,698    $ 117,115    $   761,865    $ 300,821    $ 586,057
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================




                                                                                                                         LORD ABBETT
             JANUS ASPEN SERIES (CONTINUED)                                 LAZARD RETIREMENT SERIES                     SERIES FUND
--------------------------------------------------------  -------------------------------------------------------------  -----------

INTERNATIONAL   LARGE CAP      MID CAP       WORLDWIDE       EMERGING                     INTERNATIONAL                   AMERICA'S
   GROWTH      GROWTH (a)      GROWTH         GROWTH          MARKETS         EQUITY         EQUITY       SMALL CAP         VALUE
------------------------------------------------------------------------------------------------------------------------------------


$   1,865      $   1,733      $      --      $   2,515      $     1,083      $     830      $    280      $      --       $  12,062

    2,545          7,874          8,256          3,175            7,063          1,448           427         11,743           8,570
------------------------------------------------------------------------------------------------------------------------------------
     (680)        (6,141)        (8,256)          (660)          (5,980)          (618)         (147)       (11,743)          3,492
------------------------------------------------------------------------------------------------------------------------------------


  (17,495)         6,627         19,783         11,980           48,636           (606)          618         50,746          25,368

       --             --             --             --            2,230             --           165         12,366              --

       --             --             --             --           10,678             --           262         40,474           5,081
------------------------------------------------------------------------------------------------------------------------------------
  (17,495)         6,627         19,783         11,980           61,544           (606)        1,045        103,586          30,449
------------------------------------------------------------------------------------------------------------------------------------

   42,498         16,040         44,866         (4,686)         152,507          2,350         1,931        (71,630)        (23,193)
------------------------------------------------------------------------------------------------------------------------------------
$  24,323      $  16,526      $  56,393      $   6,634      $   208,071      $   1,126      $  2,829      $  20,213       $  10,748
====================================================================================================================================





====================================================================================================================================




                                                                                                                         LORD ABBETT
             JANUS ASPEN SERIES (CONTINUED)                                 LAZARD RETIREMENT SERIES                     SERIES FUND
--------------------------------------------------------  -------------------------------------------------------------  -----------

INTERNATIONAL   LARGE CAP      MID CAP       WORLDWIDE       EMERGING                     INTERNATIONAL                   AMERICA'S
   GROWTH      GROWTH (a)      GROWTH         GROWTH          MARKETS         EQUITY         EQUITY       SMALL CAP         VALUE
------------------------------------------------------------------------------------------------------------------------------------


$    (680)     $  (6,141)     $  (8,256)     $    (660)     $    (5,980)     $    (618)     $   (147)     $ (11,743)      $   3,492
  (17,495)         6,627         19,783         11,980           61,544           (606)        1,045        103,586          30,449

   42,498         16,040         44,866         (4,686)         152,507          2,350         1,931        (71,630)        (23,193)
------------------------------------------------------------------------------------------------------------------------------------
   24,323         16,526         56,393          6,634          208,071          1,126         2,829         20,213          10,748
------------------------------------------------------------------------------------------------------------------------------------

   67,005        157,533         87,513         29,798           29,777        100,291        15,069         28,139         140,379
   (1,623)       (50,501)       (46,325)       (38,668)         (21,159)       (22,901)         (174)       (80,686)        (86,867)
  101,270         26,214        103,082        (68,896)         978,199         27,731         7,466       (221,529)        (15,595)
------------------------------------------------------------------------------------------------------------------------------------

  166,652        133,246        144,270        (77,766)         986,817        105,121        22,361       (274,076)         37,917
------------------------------------------------------------------------------------------------------------------------------------
  190,975        149,772        200,663        (71,132)       1,194,888        106,247        25,190       (253,863)         48,665
------------------------------------------------------------------------------------------------------------------------------------
   62,225        379,283        544,994        255,971           41,581         17,798        20,240        963,779         532,377
------------------------------------------------------------------------------------------------------------------------------------
$ 253,200      $ 529,055      $ 745,657      $ 184,839      $ 1,236,469      $ 124,045      $ 45,430      $ 709,916       $ 581,042
====================================================================================================================================

a) Formerly Janus Aspen Growth Fund prior to its name change effective May 1, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                      LORD ABBETT
                                                                      SERIES FUND                  NEUBERGER BERMAN
                                                                      (CONTINUED)              ADVISERS MANAGEMENT TRUST
                                                                     ------------- -------------------------------------------------

                                                                       GROWTH AND               HIGH INCOME   LIMITED       MIDCAP
                                                                         INCOME      FASCIANO     BOND (a)  MATURITY BOND   GROWTH
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares .........    $    14,938    $      --    $   181    $  13,634    $      --
Expenses:
   Mortality and expense risk fees ...............................         21,755        1,044         25        8,399        4,544
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................         (6,817)      (1,044)       156        5,235       (4,544)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................         71,675       (1,490)       (38)      (5,646)      46,335
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................             --          104         42           --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................         91,266           95         --           --           --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares        162,941       (1,291)         4       (5,646)      46,335
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................       (122,970)      (2,136)      (216)        (437)      (6,975)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...    $    33,154    $  (4,471)   $   (56)   $    (848)   $  34,816
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                      LORD ABBETT
                                                                      SERIES FUND                  NEUBERGER BERMAN
                                                                      (CONTINUED)              ADVISERS MANAGEMENT TRUST
                                                                     ------------- -------------------------------------------------

                                                                       GROWTH AND               HIGH INCOME   LIMITED       MIDCAP
                                                                         INCOME      FASCIANO     BOND (a)  MATURITY BOND   GROWTH
------------------------------------------------------------------------------------------------------------------------------------


Changes from operations:
   Net investment income (expense) ...............................    $    (6,817)   $  (1,044)   $   156    $   5,235    $  (4,544)
   Net realized gain (loss) on investments in portfolio shares ...        162,941       (1,291)         4       (5,646)      46,335
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................       (122,970)      (2,136)      (216)        (437)      (6,975)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....         33,154       (4,471)       (56)        (848)      34,816
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...........        451,346       27,941      3,868       28,357       34,872
   Contract redemptions ..........................................       (227,912)      (3,915)      (262)     (98,855)     (90,128)
   Net transfers (including mortality transfers) .................       (211,244)     (79,345)       468      106,453      (87,116)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...........................         12,190      (55,319)     4,074       35,955     (142,372)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...................         45,344      (59,790)     4,018       35,107     (107,556)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................      1,494,527      103,043         --      498,212      411,680
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .............................    $ 1,539,871    $  43,253    $ 4,018    $ 533,319    $ 304,124
====================================================================================================================================


a) For the period May 1, 2005 (inception of fund) through December 31, 2005.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

        NEUBERGER BERMAN ADVISERS                                                                             PIONEER VARIABLE
       MANAGEMENT TRUST (CONTINUED)                       PIMCO VARIABLE INSURANCE TRUST                       CONTRACTS TRUST
------------------------------------------  -----------------------------------------------------------  ---------------------------

                                SOCIALLY          MONEY          REAL          SHORT           TOTAL           CORE        EQUITY
 PARTNERS        REGENCY       RESPONSIVE        MARKET         RETURN         TERM           RETURN         BOND (b)      INCOME
------------------------------------------------------------------------------------------------------------------------------------


$   4,101       $     289       $     --       $   7,034      $  20,120      $   4,259      $    33,518       $   21      $  11,447

    5,523           5,026            248           3,813         11,228          2,200           15,509            6          7,719
------------------------------------------------------------------------------------------------------------------------------------
   (1,422)         (4,737)          (248)          3,221          8,892          2,059           18,009           15          3,728
------------------------------------------------------------------------------------------------------------------------------------


   27,281          25,516             38              --          1,804            (52)            (896)          --         36,719

       --           7,299             --              --          7,717             --           10,742           --             --

       95          13,994             28              --            123             --            9,290           --             --
------------------------------------------------------------------------------------------------------------------------------------
   27,376          46,809             66              --          9,644            (52)          19,136           --         36,719
------------------------------------------------------------------------------------------------------------------------------------
   10,051         (18,512)         2,433              --        (14,516)          (422)         (30,237)          37        (13,955)
------------------------------------------------------------------------------------------------------------------------------------
$  36,005       $  23,560       $  2,251       $   3,221      $   4,020      $   1,585      $     6,908       $   52      $  26,492
====================================================================================================================================





====================================================================================================================================

        NEUBERGER BERMAN ADVISERS                                                                             PIONEER VARIABLE
       MANAGEMENT TRUST (CONTINUED)                       PIMCO VARIABLE INSURANCE TRUST                       CONTRACTS TRUST
------------------------------------------  -----------------------------------------------------------  ---------------------------

                                SOCIALLY          MONEY          REAL          SHORT           TOTAL           CORE        EQUITY
 PARTNERS        REGENCY       RESPONSIVE        MARKET         RETURN         TERM           RETURN         BOND (b)      INCOME
------------------------------------------------------------------------------------------------------------------------------------

$  (1,422)      $  (4,737)      $   (248)      $   3,221      $   8,892      $   2,059      $    18,009       $   15      $   3,728
   27,376          46,809             66              --          9,644            (52)          19,136           --         36,719

   10,051         (18,512)         2,433              --        (14,516)          (422)         (30,237)          37        (13,955)
------------------------------------------------------------------------------------------------------------------------------------
   36,005          23,560          2,251           3,221          4,020          1,585            6,908           52         26,492
------------------------------------------------------------------------------------------------------------------------------------

   29,139          25,621            375         684,290        193,407         27,380          261,152        3,299        191,277
  (46,743)        (12,888)          (924)       (220,273)       (53,729)        (2,435)         (31,860)          --        (38,920)
   46,495        (194,447)        55,264        (349,998)         6,238        197,368          395,161           --         40,334
------------------------------------------------------------------------------------------------------------------------------------

   28,891        (181,714)        54,715         114,019        145,916        222,313          624,453        3,299        192,691
------------------------------------------------------------------------------------------------------------------------------------
   64,896        (158,154)        56,966         117,240        149,936        223,898          631,361        3,351        219,183
------------------------------------------------------------------------------------------------------------------------------------
  324,068         279,725             --         113,224        569,664         24,032          556,449           --        371,238
------------------------------------------------------------------------------------------------------------------------------------
$ 388,964       $ 121,571       $ 56,966       $ 230,464      $ 719,600      $ 247,930      $ 1,187,810       $3,351      $ 590,421
====================================================================================================================================


b) For the period July 15, 2005 (inception of fund) through December 31, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                                                                          DIREXION
                                                                                 PIONEER VARIABLE CONTRACTS               INSURANCE
                                                                                      TRUST (CONTINUED)                     TRUST
                                                                     ---------------------------------------------------  ----------

                                                                                                                          DYNAMIC VP
                                                                                                  HIGH         MID CAP    HIGH YIELD
                                                                      EUROPE         FUND       YIELD (a)     VALUE (a)     (a)(c)
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares .........   $    374     $   6,296     $   7,708     $    107     $    602
Expenses:
   Mortality and expense risk fees ...............................        819         7,918         2,015          597          276
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................       (445)       (1,622)        5,693         (490)         326
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................      1,777        20,997        (9,919)         (67)         347
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................         --            --            --          253           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................         --            --            --        2,823           --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares      1,777        20,997        (9,919)       3,009          347
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................      5,055        (1,110)        4,587         (452)        (175)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...   $  6,387     $  18,265     $     361     $  2,067     $    498
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                                                                          DIREXION
                                                                                 PIONEER VARIABLE CONTRACTS               INSURANCE
                                                                                      TRUST (CONTINUED)                     TRUST
                                                                     ---------------------------------------------------  ----------

                                                                                                                          DYNAMIC VP
                                                                                                  HIGH         MID CAP    HIGH YIELD
                                                                      EUROPE         FUND       YIELD (a)     VALUE (a)     (a)(c)
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...............................   $   (445)    $  (1,622)    $   5,693     $   (490)    $    326
   Net realized gain (loss) on investments in portfolio shares ...      1,777        20,997        (9,919)       3,009          347
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................      5,055        (1,110)        4,587         (452)        (175)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....      6,387        18,265           361        2,067          498
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...........     47,264        29,901        31,423       31,066           (1)
   Contract redemptions ..........................................     (1,332)     (103,407)         (123)      (1,559)      (2,010)
   Net transfers (including mortality transfers) .................      9,173        53,971       923,172       48,331       50,331
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...........................     55,105       (19,535)      954,472       77,838       48,320
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...................     61,492        (1,270)      954,833       79,905       48,818
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................     28,293       626,101            --           --           --
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .............................   $ 89,785     $ 624,831     $ 954,833     $ 79,905     $ 48,818
====================================================================================================================================


a) For the period May 1, 2005 (inception of fund) through December 31, 2005.

b) For the period October 21, 2005 (inception of fund) through December 31,
   2005.

c) Formerly Potomac Insurance Trust and Potomac Dynamic VP HY Bond Fund prior to their name changes on April 28, 2006.

d) Formerly Arktos prior to its name change effective May 1, 2006.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

          ROYCE
       CAPITAL FUND                                                   RYDEX VARIABLE TRUST
--------------------------  --------------------------------------------------------------------------------------------------------

                              CLS ADVISORONE   CLS ADVISORONE    INVERSE                       BASIC          BIO-       COMMODITIES
 MICRO-CAP      SMALL-CAP       AMERIGO (a)     CLERMONT (a)     OTC (d)       BANKING       MATERIALS     TECHNOLOGY        (b)
------------------------------------------------------------------------------------------------------------------------------------

$   3,517      $        --       $     96          $ --        $      --       $    58      $       363     $      --      $    576

    8,550           18,704            200             5            1,697            48            2,114         1,171           123
------------------------------------------------------------------------------------------------------------------------------------
   (5,033)         (18,704)          (104)           (5)          (1,697)           10           (1,751)       (1,171)          453
------------------------------------------------------------------------------------------------------------------------------------


    4,808           62,598         (1,516)           33            1,993          (462)           2,244           753        (9,856)

    5,482            5,791            442            --               --           578           14,763            --            --

    5,143            8,234            320            --               --            21              251            --            --
------------------------------------------------------------------------------------------------------------------------------------
   15,433           76,623           (754)           33            1,993           137           17,258           753        (9,856)
------------------------------------------------------------------------------------------------------------------------------------

   46,911           14,453          1,152            --            1,898          (713)          (5,594)        5,193          (825)
------------------------------------------------------------------------------------------------------------------------------------
$  57,311      $    72,372       $    294          $ 28        $   2,194       $  (566)     $     9,913     $   4,775      $(10,228)
====================================================================================================================================





====================================================================================================================================

          ROYCE
       CAPITAL FUND                                                   RYDEX VARIABLE TRUST
--------------------------  --------------------------------------------------------------------------------------------------------

                              CLS ADVISORONE   CLS ADVISORONE    INVERSE                       BASIC          BIO-       COMMODITIES
 MICRO-CAP      SMALL-CAP       AMERIGO (a)     CLERMONT (a)     OTC (d)       BANKING       MATERIALS     TECHNOLOGY        (b)
------------------------------------------------------------------------------------------------------------------------------------

$  (5,033)     $   (18,704)      $   (104)         $ (5)       $  (1,697)      $    10      $    (1,751)    $  (1,171)     $    453
   15,433           76,623           (754)           33            1,993           137           17,258           753        (9,856)

   46,911           14,453          1,152            --            1,898          (713)          (5,594)        5,193          (825)
------------------------------------------------------------------------------------------------------------------------------------
   57,311           72,372            294            28            2,194          (566)           9,913         4,775       (10,228)
------------------------------------------------------------------------------------------------------------------------------------

  243,975          414,045             --            (1)           1,133            (2)          42,953        30,350             1
  (39,606)         (83,005)           (59)           --             (103)           --           (5,323)          (30)           --
 (158,424)        (225,173)        31,299           (27)         257,404         3,736          916,474       662,127        29,960
------------------------------------------------------------------------------------------------------------------------------------

   45,945          105,867         31,240           (28)         258,434         3,734          954,104       692,447        29,961
------------------------------------------------------------------------------------------------------------------------------------
  103,256          178,239         31,534            --          260,628         3,168          964,017       697,222        19,733
------------------------------------------------------------------------------------------------------------------------------------
  549,945        1,177,612             --            --           12,240         1,243           54,846        18,477            --
------------------------------------------------------------------------------------------------------------------------------------
$ 653,201      $ 1,355,851       $ 31,534          $ --        $ 272,868       $ 4,411      $ 1,018,863     $ 715,699      $ 19,733
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ---------------------------------------------------------------


                                                                     CONSUMER                                ENERGY       FINANCIAL
                                                                     PRODUCTS   ELECTRONICS    ENERGY       SERVICES       SERVICES
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares .........   $      3    $      --   $       232   $        --    $     181
Expenses:
   Mortality and expense risk fees ...............................        337        3,931        16,994        14,556        1,073
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................       (334)      (3,931)      (16,762)      (14,556)        (892)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................      3,111       14,460       164,761       159,285        5,913
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................          8           --        64,521            --        1,220
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................         10           --         2,119            --          243
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares      3,129       14,460       231,401       159,285        7,376
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................       (855)      26,278        59,844       132,917        3,446
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...   $  1,940    $  36,807   $   274,483   $   277,646    $   9,930
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ---------------------------------------------------------------


                                                                     CONSUMER                                ENERGY       FINANCIAL
                                                                     PRODUCTS   ELECTRONICS    ENERGY       SERVICES       SERVICES
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...............................   $   (334)   $  (3,931)  $   (16,762)  $   (14,556)   $    (892)
   Net realized gain (loss) on investments in portfolio shares ...      3,129       14,460       231,401       159,285        7,376
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................       (855)      26,278        59,844       132,917        3,446
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....      1,940       36,807       274,483       277,646        9,930
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...........      1,484      142,018       342,892       383,533        9,314
   Contract redemptions ..........................................         --      (16,020)     (271,449)     (237,324)      (5,846)
   Net transfers (including mortality transfers) .................     67,391      198,646       642,258       326,878      161,532
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...........................     68,875      324,644       713,701       473,087      165,000
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...................     70,815      361,451       988,184       750,733      174,930
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................      3,403       17,803       470,477       447,009       25,640
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .............................   $ 74,218    $ 379,254   $ 1,458,661   $ 1,197,742    $ 200,570
====================================================================================================================================


a) Formerly Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

b) Formerly Inverse Small-Cap prior to its name change effective May 1, 2006.

c) Formerly Juno prior to its name change effective May 1, 2006.

d) Formerly Large-Cap Europe prior to its name change effective May 1, 2006.

e) Formerly Large-Cap Japan prior to its name change effective May 1, 2006.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

                                                             INVERSE         INVERSE
  HEALTH                     INVERSE DYNAMIC   INVERSE       RUSSELL       GOVERNMENT       EUROPE        LARGE CAP        JAPAN
   CARE         INTERNET         DOW (a)       MID-CAP       2000 (b)     LONG BOND (c)  ADVANTAGE (d)     GROWTH      ADVANTAGE (e)
------------------------------------------------------------------------------------------------------------------------------------

$      --       $      --        $     9        $  --       $   8,277       $     --       $    106       $      98       $      --

    1,430           4,094            116            9           1,085          2,990            236             837           1,811
------------------------------------------------------------------------------------------------------------------------------------
   (1,430)         (4,094)          (107)          (9)          7,192         (2,990)          (130)           (739)         (1,811)
------------------------------------------------------------------------------------------------------------------------------------


    6,780            (412)           978         (576)         (3,131)        24,304            624            (534)           (193)

       --          32,930             --           --              --             --            155           2,163              --

       --           7,316             --           --              --             --             --              36              --
------------------------------------------------------------------------------------------------------------------------------------
    6,780          39,834            978         (576)         (3,131)        24,304            779           1,665            (193)
------------------------------------------------------------------------------------------------------------------------------------

    2,895          (4,588)           120           --         (20,233)         4,194           (199)           (927)         49,924
------------------------------------------------------------------------------------------------------------------------------------
$   8,245       $  31,152        $   991        $(585)      $ (16,172)      $ 25,508       $    450       $      (1)      $  47,920
====================================================================================================================================





====================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

                                                             INVERSE         INVERSE
  HEALTH                     INVERSE DYNAMIC   INVERSE       RUSSELL       GOVERNMENT       EUROPE        LARGE CAP        JAPAN
   CARE         INTERNET         DOW (a)       MID-CAP       2000 (b)     LONG BOND (c)  ADVANTAGE (d)     GROWTH      ADVANTAGE (e)
------------------------------------------------------------------------------------------------------------------------------------

$  (1,430)      $  (4,094)       $  (107)       $  (9)      $   7,192       $ (2,990)      $   (130)      $    (739)      $  (1,811)
    6,780          39,834            978         (576)         (3,131)        24,304            779           1,665            (193)

    2,895          (4,588)           120           --         (20,233)         4,194           (199)           (927)         49,924
------------------------------------------------------------------------------------------------------------------------------------
    8,245          31,152            991         (585)        (16,172)        25,508            450              (1)         47,920
------------------------------------------------------------------------------------------------------------------------------------

   16,028         102,687          5,218           --              --         18,508          3,695          70,240           6,224
   (3,379)        (16,011)            --           --            (125)        (6,890)          (964)         (4,373)         (4,597)
  155,453         259,641         (6,444)         585         401,976        (74,581)        38,177          52,656         516,277
------------------------------------------------------------------------------------------------------------------------------------

  168,102         346,317         (1,226)         585         401,851        (62,963)        40,908         118,523         517,904
------------------------------------------------------------------------------------------------------------------------------------
  176,347         377,469           (235)          --         385,679        (37,455)        41,358         118,522         565,824
------------------------------------------------------------------------------------------------------------------------------------
    8,683          21,247            821           --              --         65,129          1,297           2,384          25,561
------------------------------------------------------------------------------------------------------------------------------------
$ 185,030       $ 398,716        $   586        $  --       $ 385,679       $ 27,674       $ 42,655       $ 120,906       $ 591,385
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                    ----------------------------------------------------------------
                                                                                                             MID-CAP    RUSSELL 2000
                                                                    LARGE CAP                  DYNAMIC      ADVANTAGE     ADVANTAGE
                                                                      VALUE       LEISURE      DOW (a)         (b)           (c)
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares .........   $    233     $     --     $  6,236     $      --     $  15,335
Expenses:
   Mortality and expense risk fees ...............................        216          987        7,233         2,964         8,088
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................         17         (987)        (997)       (2,964)        7,247
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................     (1,869)      (1,093)     (49,352)       34,495        59,087
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................        509        8,617       28,682            --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................        100        1,448       18,052           547            --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares     (1,260)       8,972       (2,618)       35,042        59,087
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................       (344)     (12,264)          19       (51,514)      (75,663)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...   $ (1,587)    $ (4,279)    $ (3,596)    $ (19,436)    $  (9,329)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                    ----------------------------------------------------------------
                                                                                                             MID-CAP    RUSSELL 2000
                                                                    LARGE CAP                  DYNAMIC      ADVANTAGE     ADVANTAGE
                                                                      VALUE       LEISURE      DOW (a)         (b)           (c)
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...............................   $     17     $   (987)    $   (997)    $  (2,964)    $   7,247
   Net realized gain (loss) on investments in portfolio shares ...     (1,260)       8,972       (2,618)       35,042        59,087
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................       (344)     (12,264)          19       (51,514)      (75,663)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....     (1,587)      (4,279)      (3,596)      (19,436)       (9,329)
------------------------------------------------------------------------------------------------------------------------------------
CHanges from contract owners' transactions:
   Net contract purchase payments (including breakage) ...........      4,929        3,591       64,139        33,590       127,913
   Contract redemptions ..........................................       (636)      (1,081)     (14,834)       (9,098)      (32,879)
   Net transfers (including mortality transfers) .................     45,069       94,322      (49,569)     (377,051)     (334,689)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...........................     49,362       96,832         (264)     (352,559)     (239,655)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...................     47,775       92,553       (3,860)     (371,995)     (248,984)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................         --        5,087        5,174       550,325       770,330
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .............................   $ 47,775     $ 97,640     $  1,314     $ 178,330     $ 521,346
====================================================================================================================================


a) Formerly Long Dynamic Dow 30 Fund prior to its name change effective May 1, 2006.

b) Formerly Medius Fund prior to its name change effective May 1, 2006.

c) Formerly Mekros prior to its name change effective May 1, 2006.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------


  MID-CAP        MID-CAP                                      PRECIOUS         REAL                         SECTOR         SMALL-CAP
  GROWTH          VALUE          NOVA             OTC          METALS         ESTATE        RETAILING      ROTATION         GROWTH
------------------------------------------------------------------------------------------------------------------------------------

$      --       $    143       $     634       $      --      $      --      $   5,148       $    --       $      --       $     --

      797          1,226           2,151           3,714          2,443          1,541           133           1,675          1,096
------------------------------------------------------------------------------------------------------------------------------------
     (797)        (1,083)         (1,517)         (3,714)        (2,443)         3,607          (133)         (1,675)        (1,096)
------------------------------------------------------------------------------------------------------------------------------------


    4,435         (2,298)         19,929          27,307        193,384         25,509        (4,162)          8,144         10,760

       --          6,283              --              --             --             --            --              --          4,061

       --            865              --              --             --             --            --              --            164
------------------------------------------------------------------------------------------------------------------------------------
    4,435          4,850          19,929          27,307        193,384         25,509        (4,162)          8,144         14,985
------------------------------------------------------------------------------------------------------------------------------------

    2,929         (7,206)        (15,977)        (61,345)        19,792        (42,418)           --           7,695         (7,022)
------------------------------------------------------------------------------------------------------------------------------------
$   6,567       $ (3,439)      $   2,435       $ (37,752)     $ 210,733      $ (13,302)      $(4,295)      $  14,164       $  6,867
====================================================================================================================================





====================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------


  MID-CAP        MID-CAP                                      PRECIOUS         REAL                         SECTOR         SMALL-CAP
  GROWTH          VALUE          NOVA             OTC          METALS         ESTATE        RETAILING      ROTATION         GROWTH
------------------------------------------------------------------------------------------------------------------------------------

$    (797)      $ (1,083)      $  (1,517)      $  (3,714)     $  (2,443)     $   3,607       $  (133)      $  (1,675)      $ (1,096)
    4,435          4,850          19,929          27,307        193,384         25,509        (4,162)          8,144         14,985

    2,929         (7,206)        (15,977)        (61,345)        19,792        (42,418)           --           7,695         (7,022)
------------------------------------------------------------------------------------------------------------------------------------
    6,567         (3,439)          2,435         (37,752)       210,733        (13,302)       (4,295)         14,164          6,867
------------------------------------------------------------------------------------------------------------------------------------

   39,134          9,891          10,682          46,000         68,451        121,106             1          29,740          4,242
   (1,837)           (10)        (53,484)        (25,542)        (2,543)        (2,775)         (400)        (27,703)       (12,451)
  137,566         11,073          89,542        (586,513)      (113,291)      (381,709)        4,694          47,900         48,086
------------------------------------------------------------------------------------------------------------------------------------

  174,863         20,954          46,740        (566,055)       (47,383)      (263,378)        4,295          49,937         39,877
------------------------------------------------------------------------------------------------------------------------------------
  181,430         17,515          49,175        (603,807)       163,350       (276,680)           --          64,101         46,744
------------------------------------------------------------------------------------------------------------------------------------
      791          3,647         177,564         762,227         24,358        423,279            --          56,086         52,246
------------------------------------------------------------------------------------------------------------------------------------
$ 182,221       $ 21,162       $ 226,739       $ 158,420      $ 187,708      $ 146,599       $    --       $ 120,187       $ 98,990
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================


                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------

                                                                                 DYNAMIC
                                                                   SMALL-CAP  STRENGTHENING                   TELE-        DYNAMIC
                                                                     VALUE    DOLLAR (a)(c)  TECHNOLOGY  COMMUNICATIONS  S&P 500 (d)
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares .........  $      --     $  --     $      --     $      --     $     1,155
Expenses:
   Mortality and expense risk fees ...............................      1,297        35         3,685         3,943          12,284
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................     (1,297)      (35)       (3,685)       (3,943)        (11,129)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................      7,276      (755)        1,096        23,096         (37,154)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................     12,850        --            --        26,140          51,513
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................      1,579        --            --         5,248          48,749
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares     21,705      (755)        1,096        54,484          63,108
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................    (38,405)       --        29,904       (30,436)        (19,268)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...  $ (17,997)    $(790)    $  27,315     $  20,105     $    32,711
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================


                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------

                                                                                 DYNAMIC
                                                                   SMALL-CAP  STRENGTHENING                   TELE-        DYNAMIC
                                                                     VALUE    DOLLAR (a)(c)  TECHNOLOGY  COMMUNICATIONS  S&P 500 (d)
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...............................  $  (1,297)    $ (35)    $  (3,685)    $  (3,943)    $   (11,129)
   Net realized gain (loss) on investments in portfolio shares ...     21,705      (755)        1,096        54,484          63,108
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................    (38,405)       --        29,904       (30,436)        (19,268)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....    (17,997)     (790)       27,315        20,105          32,711
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...........     62,362         1       103,631       103,124         304,333
   Contract redemptions ..........................................     (5,700)       --       (14,988)      (15,768)        (45,157)
   Net transfers (including mortality transfers) .................   (319,661)      789       233,570       233,606         814,046
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...........................   (262,999)      790       322,213       320,962       1,073,222
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...................   (280,996)       --       349,528       341,067       1,105,933
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................    388,562        --            --        17,939           1,384
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .............................  $ 107,566     $  --     $ 349,528     $ 359,006     $ 1,107,317
====================================================================================================================================


a) For the period October 21, 2005 (inception of fund) through December 31,
   2005.

b) For the period May 1, 2005 (inception of fund) through December 31, 2005.

c) Formerly Strengthening Dollar prior to its name change effective May 1, 2006.

d) Formerly Titan 500 prior to its name change effective May 1, 2006.

e) Formerly U.S. Government Bond prior to its name change effective May 1, 2006.

f) Formerly Ursa prior to its name change effective May 1, 2006.

g) Formerly Velocity 100 Fund prior to its name change effective May 1, 2006.

h) Formerly Salomon Brothers Variable Series prior to the name change effective May 1, 2006.

i) Formerly High Yield Bond prior to its name change effective September 1, 2006.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                                                                      LEGG MASON PARTNERS
                             RYDEX VARIABLE TRUST (CONTINUED)                                       VARIABLE PORTFOLIOS (h)
-----------------------------------------------------------------------------------------  -----------------------------------------

               GOVERNMENT         U.S.                                                                        GLOBAL
TRANSPOR-       LONG BOND      GOVERNMENT        INVERSE                       DYNAMIC                      HIGH YIELD     LARGE CAP
 TATION       ADVANTAGE (e)   MONEY MARKET     S&P 500 (f)    UTILITIES        OTC (g)         ALL CAP      BOND (b)(i)     GROWTH
------------------------------------------------------------------------------------------------------------------------------------

$      --       $  6,767       $    37,399      $     --      $   3,055      $        --      $   1,228      $     --      $      2

      835          3,611            27,354         1,051          7,196           16,767          1,849         3,766           643
------------------------------------------------------------------------------------------------------------------------------------
     (835)         3,156            10,045        (1,051)        (4,141)         (16,767)          (621)       (3,766)         (641)
------------------------------------------------------------------------------------------------------------------------------------


    9,453         13,714                --        (7,541)        50,960           95,286            988        38,184          (438)

       --             --                --            --             --               --             --            --            --

       --             --                --            --             --               --            101            --            --
------------------------------------------------------------------------------------------------------------------------------------
    9,453         13,714                --        (7,541)        50,960           95,286          1,089        38,184          (438)
------------------------------------------------------------------------------------------------------------------------------------

   18,731         (1,078)               --         5,416        (34,481)          (2,853)         7,770            --           779
------------------------------------------------------------------------------------------------------------------------------------
$  27,349       $ 15,792       $    10,045      $ (3,176)     $  12,338      $    75,666      $   8,238      $ 34,418      $   (300)
====================================================================================================================================





====================================================================================================================================

                                                                                                      LEGG MASON PARTNERS
                             RYDEX VARIABLE TRUST (CONTINUED)                                       VARIABLE PORTFOLIOS (h)
-----------------------------------------------------------------------------------------  -----------------------------------------

               GOVERNMENT         U.S.                                                                        GLOBAL
TRANSPOR-       LONG BOND      GOVERNMENT        INVERSE                       DYNAMIC                      HIGH YIELD     LARGE CAP
 TATION       ADVANTAGE (e)   MONEY MARKET     S&P 500 (f)    UTILITIES        OTC (g)         ALL CAP      BOND (b)(i)     GROWTH
------------------------------------------------------------------------------------------------------------------------------------

$    (835)      $  3,156       $    10,045      $ (1,051)     $  (4,141)     $   (16,767)     $    (621)     $ (3,766)     $   (641)
    9,453         13,714                --        (7,541)        50,960           95,286          1,089        38,184          (438)

   18,731         (1,078)               --         5,416        (34,481)          (2,853)         7,770            --           779
------------------------------------------------------------------------------------------------------------------------------------
   27,349         15,792            10,045        (3,176)        12,338           75,666          8,238        34,418          (300)
------------------------------------------------------------------------------------------------------------------------------------

       --         21,066         1,251,295            (1)       247,004          327,935         91,527            --        26,582
       --         (8,639)          (37,040)         (386)       (57,388)         (56,094)        (4,117)           --          (429)
  161,872        (38,936)        2,079,814          (415)       346,321          258,369         21,229       (34,418)          929
------------------------------------------------------------------------------------------------------------------------------------

  161,872        (26,509)        3,294,069          (802)       535,937          530,210        108,639       (34,418)       27,082
------------------------------------------------------------------------------------------------------------------------------------
  189,221        (10,717)        3,304,114        (3,978)       548,275          605,876        116,877            --        26,782
------------------------------------------------------------------------------------------------------------------------------------
   74,130         71,719         1,992,041        66,348        177,682          417,625         27,509            --         8,361
------------------------------------------------------------------------------------------------------------------------------------
$ 263,351       $ 61,002       $ 5,296,155      $ 62,370      $ 725,957      $ 1,023,501      $ 144,386      $     --      $ 35,143
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                                                                           STRONG
                                                                      LEGG MASON PARTNERS                                 VARIABLE
                                                                      VARIABLE PORTFOLIOS                                 INSURANCE
                                                                        (e) (CONTINUED)         SELIGMAN PORTFOLIOS         FUNDS
                                                                     ---------------------  ----------------------------  ----------

                                                                                            COMMUNICATIONS
                                                                     STRATEGIC     TOTAL          AND          GLOBAL      MID CAP
                                                                        BOND       RETURN     INFORMATION    TECHNOLOGY   GROWTH (a)
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares .........   $   2,473    $    417     $      --     $     --     $      --
Expenses:
   Mortality and expense risk fees ...............................       1,893         290         3,365          796           499
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................         580         127        (3,365)        (796)         (499)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................      (3,805)       (186)        2,198        3,340         8,969
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................         725          25            --           --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................         780         101            --           --            --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares      (2,300)        (60)        2,198        3,340         8,969
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................       2,012         264        12,493       (2,099)      (15,750)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...   $     292    $    331     $  11,326     $    445     $  (7,280)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                                                                           STRONG
                                                                      LEGG MASON PARTNERS                                 VARIABLE
                                                                      VARIABLE PORTFOLIOS                                 INSURANCE
                                                                        (e) (CONTINUED)         SELIGMAN PORTFOLIOS         FUNDS
                                                                     ---------------------  ----------------------------  ----------

                                                                                            COMMUNICATIONS
                                                                     STRATEGIC     TOTAL          AND          GLOBAL      MID CAP
                                                                        BOND       RETURN     INFORMATION    TECHNOLOGY   GROWTH (a)
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...............................   $     580    $    127     $  (3,365)    $   (796)    $    (499)
   Net realized gain (loss) on investments in portfolio shares ...      (2,300)        (60)        2,198        3,340         8,969
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................       2,012         264        12,493       (2,099)      (15,750)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....         292         331        11,326          445        (7,280)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...........         701      28,179        19,402        6,281           823
   Contract redemptions ..........................................      (2,078)        (62)      (23,555)      (2,331)      (16,644)
   Net transfers (including mortality transfers) .................     (53,006)     (7,095)      (34,942)     (25,271)     (108,075)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...........................     (54,383)     21,022       (39,095)     (21,321)     (123,896)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...................     (54,091)     21,353       (27,769)     (20,876)     (131,176)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................     105,496         237       259,166       70,172       131,176
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .............................   $  51,405    $ 21,590     $ 231,397     $ 49,296     $      --
====================================================================================================================================


a) For the period January 1, 2005 through April 8, 2005 (fund merged into Wells Fargo Advantage Discovery).

b) For the period January 1, 2005 through May 8, 2005 (liquidation of fund).

c) For the period April 8, 2005 (inception of fund) through December 31, 2005.

d) Formerly Strong Opportunity II Fund prior to its name change effective April 8, 2005.

e) Formerly Salomon Brothers Variable Series prior to the name change effective May 1, 2006.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

   THIRD
  AVENUE                                                                        VARIABLE           WELLS FARGO
  SERIES                                                                        INSURANCE      ADVANTAGE VARIABLE
   TRUST                 VAN ECK WORLDWIDE INSURANCE TRUST FUND                  FUNDS             TRUST FUNDS
----------  ---------------------------------------------------------------  --------------  -----------------------

                                                                                 CHOICE
                ABSOLUTE                 EMERGING        HARD         REAL        MARKET     DISCOVERY   OPPORTUNITY      COMBINED
   VALUE         RETURN        BOND       MARKETS       ASSETS       ESTATE    NEUTRAL (b)      (c)          (d)           TOTAL
------------------------------------------------------------------------------------------------------------------------------------

$     6,935    $      --    $  20,583   $     9,423   $   1,395    $  10,226    $      --    $      --    $      --    $    645,823

     12,905        4,891        4,947        17,693      10,054        7,798        2,826        1,315       11,478         711,201
------------------------------------------------------------------------------------------------------------------------------------
     (5,970)      (4,891)      15,636        (8,270)     (8,659)       2,428       (2,826)      (1,315)     (11,478)        (65,378)
------------------------------------------------------------------------------------------------------------------------------------


     85,537          (55)        (203)      192,332      88,264       71,258     (150,478)         432       44,658       2,479,361

      5,689           --           --            --          --        2,018           --           --           --         383,893

      5,606           --           --            --          --        2,826           --           --           --         641,599
------------------------------------------------------------------------------------------------------------------------------------
     96,832          (55)        (203)      192,332      88,264       76,102     (150,478)         432       44,658       3,504,853
------------------------------------------------------------------------------------------------------------------------------------

     51,566         (294)     (29,829)      101,831     160,078       19,182      136,923       16,476       11,563          60,950
------------------------------------------------------------------------------------------------------------------------------------
$   142,428    $  (5,240)   $ (14,396)  $   285,893   $ 239,683    $  97,712    $ (16,381)   $  15,593    $  44,743    $  3,500,425
====================================================================================================================================





====================================================================================================================================

   THIRD
  AVENUE                                                                        VARIABLE           WELLS FARGO
  SERIES                                                                        INSURANCE      ADVANTAGE VARIABLE
   TRUST                 VAN ECK WORLDWIDE INSURANCE TRUST FUND                  FUNDS             TRUST FUNDS
----------  ---------------------------------------------------------------  --------------  -----------------------

                                                                                 CHOICE
                ABSOLUTE                 EMERGING        HARD         REAL        MARKET     DISCOVERY   OPPORTUNITY      COMBINED
   VALUE         RETURN        BOND       MARKETS       ASSETS       ESTATE    NEUTRAL (b)      (c)          (d)           TOTAL
------------------------------------------------------------------------------------------------------------------------------------

$    (5,970)   $  (4,891)   $  15,636   $    (8,270)  $  (8,659)   $   2,428    $  (2,826)   $  (1,315)   $ (11,478)   $    (65,378)
     96,832          (55)        (203)      192,332      88,264       76,102     (150,478)         432       44,658       3,504,853

     51,566         (294)     (29,829)      101,831     160,078       19,182      136,923       16,476       11,563          60,950
------------------------------------------------------------------------------------------------------------------------------------
    142,428       (5,240)     (14,396)      285,893     239,683       97,712      (16,381)      15,593       44,743       3,500,425
------------------------------------------------------------------------------------------------------------------------------------

    113,654      104,635       77,079       293,292     207,017      148,146       33,669       12,501      100,621      15,239,307
    (63,378)      (2,836)     (29,336)      (52,663)    (41,849)    (142,931)     (43,491)      (6,311)    (142,316)     (5,941,918)
    797,886      122,680       10,982      (293,024)     99,796      (32,345)    (744,931)     108,845       34,772       5,707,307
------------------------------------------------------------------------------------------------------------------------------------

    848,162      224,479       58,725       (52,395)    264,964      (27,130)    (754,753)     115,035       (6,923)     15,004,696
------------------------------------------------------------------------------------------------------------------------------------
    990,590      219,239       44,329       233,498     504,647       70,582     (771,134)     130,628       37,820      18,505,121
------------------------------------------------------------------------------------------------------------------------------------
    332,212      115,401      270,873     1,088,355     344,533      542,899      771,134           --      783,099      41,259,031
------------------------------------------------------------------------------------------------------------------------------------
$ 1,322,802    $ 334,640    $ 315,202   $ 1,321,853   $ 849,180    $ 613,481    $      --    $ 130,628    $ 820,919    $ 59,764,152
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006 AND 2005

================================================================================

(1) GENERAL

   Jefferson National Life Annuity Account I ("Account I") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I was established on August 23, 2000, and commenced operations on July 2, 2001, as a segregated investment account for individual variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account I are included in the operations of Jefferson National Life Insurance Company (the "Company") (formerly Conseco Variable Insurance Company prior to its name change effective May 1, 2003 pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc. ("JNF Holdings"), a wholly-owned subsidiary of Inviva, Inc., a New York based insurance holding company. As of June 30, 2006, all outstanding shares of the Company were owned by JNF Holdings, an insurance holding company. Effective July 1, 2006, by way of the "Reorganization and Contribution Agreement" adopted by the Board of Directors of Inviva, Inc. ("ultimate parent") and accepted by the Board of Directors of JNF Holdings, all of the outstanding common stock of the Company was contributed from JNF Holdings to a new holding company, Jefferson National Financial Corp. ("JNFC"). This transaction was accounted for using the pooling-of-interest method in accordance with Statement of Financial Accounting Standards No. 141, "Business Combinations". From then forward the Company is wholly-owned by JNFC. JNFC is a wholly owned subsidiary of Inviva, Inc. and JNF Holdings, collectively.

   Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

   Currently, however, there are no legal proceedings to which Account I is a party or to which the assets of Account I are subject. Neither the Company nor Jefferson National Financial Securities Corporation (formerly Inviva Securities Corporation prior to its name change effective July 1, 2006), the distributor of the Account I's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account I.

   The following investment options are available to new investors as December 31, 2006:

40|86 SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio
AIM VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Equity Fund Series I
   Financial Services Fund Series I
   Global Health Care Fund Series I
   Global Real Estate Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Technology Fund Series I
THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
   Growth and Income Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Value Fund
DIREXION INSURANCE TRUST
   Dynamic VP HY Bond Fund
THE DREYFUS INVESTMENT PORTFOLIOS
   Dreyfus Small Cap Stock Index Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio
FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   International Equity Fund II
   Kaufmann Fund II
   Market Opportunity Fund II
JANUS ASPEN SERIES
   Growth and Income Portfolio
   International Growth Portfolio
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio
   Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Portfolio
   Equity Portfolio
   International Equity Portfolio
   Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. (SERIES I)
   Aggressive Growth Fund
   All Cap Fund
   Global High Yield Bond Fund
   Large Cap Growth Fund
   Strategic Bond Fund
   Total Return Fund
LEGG MASON PARTNERS VARIABLE INVESTMENT SERIES
   Government Portfolio
LORD ABBETT SERIES FUND, INC.
   America's Value Portfolio
   Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Fasciano Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006 AND 2005

================================================================================

   High income Bond Portfolio
   Limited Maturity Bond Portfolio
   Mid-Cap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Socially Responsive Portfolio
PIMCO VARIABLE INSURANCE TRUST
   All Asset Portfolio
   CommodityRealReturn Strategy Portfolio
   Emerging Markets Bond Portfolio
   Foreign Bond US Dollar-Hedged Portfolio
   Global Bond Unhedged Portfolio
   High Yield Portfolio
   Long Term US Government Portfolio
   Low Duration Portfolio
   Money Market Portfolio
   RealEstateRealReturn Portfolio
   Real Return Bond Portfolio
   Short-Term Portfolio
   StocksPLUS Total Return Portfolio
   Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST
   Core Bond Portfolio
   Cullen Value Portfolio
   Emerging Markets Portfolio
   Equity Income Portfolio
   Fund Portfolio
   Global High Yield Portfolio
   High Yield Portfolio
   International Value Portfolio
   Mid Cap Value Portfolio
   Money Market Portfolio
   Small Cap Value Portfolio
   Strategic Income Portfolio
ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio
RYDEX VARIABLE TRUST
   CLS AdvisorOne Amerigo Fund
   CLS AdvisorOne Clermont Fund
   Absolute Return Strategies Fund
   Banking Fund Basic Materials Fund
   Biotechnology Fund
   Commodities Fund
   Consumer Products Fund
   Dynamic Dow Fund
   Dynamic OTC Fund
   Dynamic Russell 2000 Fund
   Dynamic S&P 500 Fund
   Dynamic Strengthening Dollar Fund
   Dynamic Weakening Dollar Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Essential Portfolio Aggressive Fund
   Essential Portfolio Conservative Fund
   Essential Portfolio Moderate Fund
   Europe Advantage Fund
   Financial Services Fund
   Government Long Bond Advantage Fund
   Health Care Fund
   Hedged Equity Fund
   Internet Fund
   Inverse Dynamic Dow Fund
   Inverse Government Long Bond Fund
   Inverse Mid-Cap Fund
   Inverse OTC Fund
   Inverse Russell 2000 Fund
   Inverse S&P 500 Fund
   Japan Advantage Fund
   Large-Cap Growth Fund
   Large-Cap Value Fund
   Leisure Fund
   Mid Cap Advantage Fund
   Mid-Cap Growth Fund
   Mid-Cap Value Fund
   Multi-Cap Core Equity Fund
   Nova Fund
   OTC Fund
   Precious Metals Fund
   Real Estate Fund
   Retailing Fund
   Russell 2000 Advantage Fund
   Sector Rotation Fund
   Small-Cap Growth Fund
   Small-Cap Value Fund
   Technology Fund
   Telecommunications Fund
   Transportation Fund
   U.S. Government Money Market Fund
   Utilities Fund
SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio
THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Absolute Return Fund
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund
WELLS FARGO ADVANTAGE VT FUNDS
   Discovery Fund
   Opportunity Fund

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006 AND 2005

================================================================================

from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account I does not hold any investments which are restricted as to resale.

   Net investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account I as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account I are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account I and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $196,674,783 and $118,764,263 for the years ended December 31, 2006 and 2005, respectively. The aggregate proceeds from sales of investments in portfolio shares were $189,546,216 and $102,780,348 for the years ended December 31, 2006 and 2005, respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account I a fee, which is equal on an annual basis to 1.40 percent of the daily value of the total investments of Account I, for assuming the mortality and expense risks on standard contracts without the optional riders (guaranteed minimum death benefit, guaranteed minimum income benefit, and guaranteed minimum withdrawal benefit). For contracts with the guaranteed minimum death benefit rider, the fee is an additional .35 percent or .45 percent to the base rate depending on the death benefit option selected. For contracts that include both the guaranteed minimum death benefit and the guaranteed minimum income benefit, the fee is an additional .65 percent or .75 percent to the base rate depending on the death benefit option selected. The guaranteed minimum withdrawal benefit rider is an additional .35 percent or .50 percent to the base rate depending on the waiting period selected. The total fees for all contracts were $991,346 and $711,201 for the years ended December 31, 2006 and 2005, respectively.

   Pursuant to an agreement between Account I and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account I. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The sales and administrative charges were $476,428 and $174,983 for the years ended December 31, 2006 and 2005, respectively.

(5) FINANCIAL HIGHLIGHTS

   The following table discloses total returns, investment income and expense ratios for each offered fund in Account I.

   The total return is presented using the minimum and maximum expense ratio unit values. It is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

   The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

   The expense ratio consists of the mortality and expense charge for each period indicated for the minimum and maximum ratios. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD WITH      STANDARD   STD WITH     NET     STANDARD   STD WITH
                                   UNITS    CONTRACT  ALL RIDERS     CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS INVESTMENT
                                  ------  ------------------------  ----------------------  ------  ---------------------   INCOME
                                  (000S)         UNIT VALUE             EXPENSE RATIO       (000S)       TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

40|86 SERIES TRUST:
   Balanced Portfolio
     December 31, 2006.........      60      $17.51      $12.47       1.40%        2.65%    $  919     11.53%     10.06%    1.86%
     December 31, 2005.........      53       15.70       11.33       1.40%        2.65%       777      4.11%      2.91%    1.63%
     December 31, 2004.........      66       15.08       11.01       1.40%        2.65%       938      9.35%      7.94%    2.20%
     December 31, 2003.........      33       13.79       13.45       1.40%        2.05%       456     21.58%     20.85%    0.87%
     December 31, 2002.........      23       11.35       11.13       1.40%        2.00%       259    -14.13%    -14.66%    3.61%
   Equity Portfolio
     December 31, 2006.........     100       24.54       14.52       1.40%        2.65%     2,256     13.04%     11.61%    0.49%
     December 31, 2005.........     118       21.71       13.01       1.40%        2.65%     2,410      9.92%      8.51%    0.64%
     December 31, 2004.........      53       19.75       11.99       1.40%        2.65%       978     19.19%     17.78%    0.45%
     December 31, 2003.........      26       16.57       16.16       1.40%        2.05%       426     35.27%     34.46%    0.11%
     December 31, 2002.........      31       12.25       12.02       1.40%        2.00%       376    -14.62%    -15.13%    0.48%
   Fixed Income Portfolio.
     December 31, 2006.........      28       14.17       10.41       1.40%        2.65%       382      2.98%      1.76%    4.77%
     December 31, 2005.........      43       13.76       10.23       1.40%        2.65%       563      0.88%     -0.39%    4.39%
     December 31, 2004.........      41       13.64       10.27       1.40%        2.65%       540      3.26%      1.99%    4.41%
     December 31, 2003.........      35       13.21       12.88       1.40%        2.05%       466      7.81%      7.16%    2.46%
     December 31, 2002.........      88       12.25       12.02       1.40%        2.00%     1,082      3.23%      2.61%    5.85%
   Government Securities Portfolio
     December 31, 2006.........      25       12.95       10.01       1.40%        2.65%       301      2.05%      0.81%    3.95%
     December 31, 2005.........      38       12.69        9.93       1.40%        2.65%       452      0.32%     -1.00%    3.64%
     December 31, 2004.........      41       12.65       10.03       1.40%        2.65%       487      1.04%     -0.20%    3.36%
     December 31, 2003.........      39       12.52       12.21       1.40%        2.05%       489     -0.05%     -0.65%    1.60%
     December 31, 2002.........      58       12.53       12.29       1.40%        2.00%       729      7.81%      7.17%    3.73%
   Money Market Portfolio......
     December 31, 2006.........     118       11.84       10.02       1.40%        2.65%     1,357      3.14%      1.93%    4.50%
     December 31, 2005.........     277       11.48        9.83       1.40%        2.65%     3,087      1.50%      0.20%    2.88%
     December 31, 2004.........     144       11.31        9.81       1.40%        2.65%     1,598     -0.53%     -1.80%    0.92%
     December 31, 2003.........     134       11.37       11.08       1.40%        2.05%     1,520     -0.77%     -1.36%    0.31%
     December 31, 2002.........     132       11.45       11.24       1.40%        2.00%     1,509     -0.16%     -0.76%    1.29%
AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
     December 31, 2006.........      12       16.34       12.69       1.40%        2.65%       183     11.38%      9.97%    0.12%
     December 31, 2005.........      19       14.67       11.54       1.40%        2.65%       271      3.97%      2.67%    0.00%
     December 31, 2004.........      13       14.11       11.24       1.40%        2.65%       167      9.30%      7.97%    0.00%
     December 31, 2003.........       2       12.91       12.86       1.40%        2.05%        26     29.13%     28.61%    0.00%
     Inception May 1, 2003.....      --       10.00       10.00        N/A          N/A         --       N/A        N/A      N/A
   Core Equity Fund
     December 31, 2006.........       6       10.86       10.77       1.40%        2.65%        65      8.17%      7.27%    0.58%
     Inception April 28, 2006..      --       10.04       10.04        N/A          N/A         --       N/A        N/A      N/A
   Financial Services Fund
     December 31, 2006.........       4       13.35       12.86       1.40%        2.65%        57     14.79%     13.40%    1.36%
     December 31, 2005.........       6       11.63       11.34       1.40%        2.65%        75      4.40%      3.09%    1.75%
     December 31, 2004.........       5       11.14       11.00       1.40%        2.65%        54      7.22%      5.87%    0.53%
     December 31, 2003.........       4       10.39       10.23       1.40%        2.05%        44     27.78%     27.02%    0.31%
     December 31, 2002.........      14        8.13        8.05       1.40%        2.00%       115    -16.09%    -16.59%    0.40%
   Global Health Care Fund
     December 31, 2006.........      12       11.27       11.62       1.40%        2.65%       134      3.78%      2.56%    0.00%
     December 31, 2005.........      20       10.86       11.33       1.40%        2.65%       213      6.68%      5.30%    0.00%
     December 31, 2004.........      15       10.18       10.76       1.40%        2.65%       151      6.04%      4.77%    0.00%
     December 31, 2003.........      11        9.60        9.45       1.40%        2.05%       102     26.01%     25.25%    0.00%
     December 31, 2002.........      22        7.62        7.54       1.40%        2.00%       165    -25.50%    -25.95%    0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD WITH      STANDARD   STD WITH     NET     STANDARD   STD WITH
                                   UNITS    CONTRACT  ALL RIDERS     CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS INVESTMENT
                                  ------  ------------------------  ----------------------  ------  ---------------------   INCOME
                                  (000S)         UNIT VALUE             EXPENSE RATIO       (000S)       TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS: (CONTINUED)
   Global Real Estate Fund
     December 31, 2006.........      46      $30.97      $21.08       1.40%        2.65%    $1,381     40.64%     38.87%    1.62%
     December 31, 2005.........      35       22.02       15.18       1.40%        2.65%       748     12.63%     11.29%    1.25%
     December 31, 2004.........      36       19.55       13.64       1.40%        2.65%       680     34.64%     32.94%    1.21%
     December 31, 2003.........      11       14.52       14.29       1.40%        2.05%       166     36.89%     36.08%    1.28%
     December 31, 2002.........       8       10.60       10.50       1.40%        2.00%        81      4.90%      4.27%    0.52%
   High Yield Fund
     December 31, 2006.........      45       11.91       11.52       1.40%        2.65%       537      9.17%      7.87%   15.88%
     December 31, 2005.........      16       10.91       10.68       1.40%        2.65%       178      1.30%      0.00%    2.84%
     December 31, 2004.........      92       10.77       10.68       1.40%        2.65%       985      8.02%      7.23%    3.99%
     Inception May 1, 2004.....      --        9.97        9.96        N/A          N/A         --       N/A        N/A      N/A
   Mid Cap Core Equity Fund
     December 31, 2006.........      11       16.08       12.76       1.40%        2.65%       173      9.46%      8.04%    1.04%
     December 31, 2005.........      26       14.69       11.81       1.40%        2.65%       380      5.76%      4.51%    0.29%
     December 31, 2004.........      25       13.89       11.30       1.40%        2.65%       349     12.02%     10.57%    0.02%
     December 31, 2003.........       7       12.40       12.35       1.40%        2.05%        81     24.56%     24.04%    0.00%
     Inception May 1, 2003.....      --        9.96        9.96        N/A          N/A         --       N/A        N/A      N/A
   Technology Fund
     December 31, 2006.........      10        6.15       10.91       1.40%        2.65%        72      8.85%      7.59%    0.00%
     December 31, 2005.........      28        5.65       10.14       1.40%        2.65%       160      0.71%     -0.49%    0.00%
     December 31, 2004.........      97        5.61       10.19       1.40%        2.65%       547      3.31%      1.90%    0.00%
     December 31, 2003.........     109        5.43        5.35       1.40%        2.05%       590     43.27%     42.42%    0.00%
     December 31, 2002.........      35        3.79        3.75       1.40%        2.00%       131    -47.59%    -47.90%    0.00%
THE ALGER AMERICAN FUND:
   Growth Portfolio
     December 31, 2006.........      40       14.07       11.85       1.40%        2.65%       547      3.68%      2.42%    0.15%
     December 31, 2005.........      96       13.57       11.57       1.40%        2.65%     1,282     10.50%      9.15%    0.19%
     December 31, 2004.........      78       12.28       10.60       1.40%        2.65%       949      3.98%      2.71%    0.00%
     December 31, 2003.........      37       11.81       11.52       1.40%        2.05%       431     33.28%     32.49%    0.00%
     December 31, 2002.........      23        8.86        8.69       1.40%        2.00%       207    -33.92%    -34.32%    0.06%
   Leveraged AllCap Portfolio
     December 31, 2006.........      24       19.67       13.96       1.40%        2.65%       437     17.64%     16.24%    0.00%
     December 31, 2005.........      34       16.72       12.01       1.40%        2.65%       534     12.82%     11.41%    0.00%
     December 31, 2004.........      40       14.82       10.78       1.40%        2.65%       552      6.70%      5.38%    0.00%
     December 31, 2003.........      37       13.89       13.54       1.40%        2.05%       513     32.85%     32.06%    0.00%
     December 31, 2002.........      19       10.45       10.26       1.40%        2.00%       199    -34.83%    -35.22%    0.01%
   MidCap Portfolio
     December 31, 2006.........      37       21.22       12.78       1.40%        2.65%       629      8.60%      7.30%    0.00%
     December 31, 2005.........      56       19.54       11.91       1.40%        2.65%       953      8.31%      6.91%    0.00%
     December 31, 2004.........      46       18.04       11.14       1.40%        2.65%       739     11.43%     10.08%    0.00%
     December 31, 2003.........      23       16.19       15.79       1.40%        2.05%       374     45.74%     44.87%    0.00%
     December 31, 2002.........      19       11.11       10.90       1.40%        2.00%       209    -30.52%    -30.94%    0.00%
   Small Capitalization Portfolio
     December 31, 2006.........      30       12.65       15.29       1.40%        2.65%       381     18.33%     16.90%    0.00%
     December 31, 2005.........      79       10.69       13.08       1.40%        2.65%       849     15.32%     13.84%    0.00%
     December 31, 2004.........      59        9.27       11.49       1.40%        2.65%       569     14.87%     13.54%    0.00%
     December 31, 2003.........      40        8.07        7.87       1.40%        2.05%       323     40.37%     39.53%    0.00%
     December 31, 2002.........       4        5.75        5.64       1.40%        2.00%        24    -27.25%    -27.69%    0.00%
ALLIANCEBERNSTEIN:
   Growth and Income Fund
     December 31, 2006.........       4       11.05       10.96       1.40%        2.65%        49     10.94%     10.04%    0.00%
     Inception May 1, 2006.....      --        9.96        9.96        N/A          N/A         --       N/A        N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD WITH      STANDARD   STD WITH     NET     STANDARD   STD WITH
                                   UNITS    CONTRACT  ALL RIDERS     CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS INVESTMENT
                                  ------  ------------------------  ----------------------  ------  ---------------------   INCOME
                                  (000S)         UNIT VALUE             EXPENSE RATIO       (000S)       TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
     December 31, 2006.........       2      $11.46      $11.22       1.40%        2.65%    $   21      8.11%      6.76%    0.61%
     December 31, 2005.........       1       10.60       10.51       1.40%        2.65%         9      5.58%      4.68%    0.00%
     Inception May 1, 2005.....      --       10.04       10.04        N/A          N/A         --       N/A        N/A      N/A
   Income & Growth Fund
     December 31, 2006.........      35       15.05       13.31       1.40%        2.65%       514     15.50%     14.05%    1.77%
     December 31, 2005.........      53       13.03       11.67       1.40%        2.65%       682      3.17%      1.92%    2.32%
     December 31, 2004.........      70       12.63       11.45       1.40%        2.65%       873     11.38%      9.99%    1.47%
     December 31, 2003.........      14       11.34       11.06       1.40%        2.05%       156     27.57%     26.82%    0.43%
     December 31, 2002.........      25        8.89        8.72       1.40%        2.00%       221    -20.49%    -20.97%    0.20%
   Inflation Protection Fund
     December 31, 2006.........       5       10.59       10.24       1.40%        2.65%        55      0.19%     -1.06%    3.52%
     December 31, 2005.........       5       10.57       10.35       1.40%        2.65%        55      0.19%     -1.05%    4.14%
     December 31, 2004.........       6       10.55       10.46       1.40%        2.65%        63      5.08%      4.18%    2.40%
     Inception May 1, 2004.....      --       10.04       10.04        N/A          N/A         --       N/A        N/A      N/A
   International Fund
     December 31, 2006.........      78       15.49       15.48       1.40%        2.65%     1,208     23.33%     21.70%    1.19%
     December 31, 2005.........      35       12.56       12.72       1.40%        2.65%       439     11.64%     10.32%    1.24%
     December 31, 2004.........      41       11.25       11.53       1.40%        2.65%       461     13.41%     11.94%    0.39%
     December 31, 2003.........      22        9.92        9.68       1.40%        2.05%       214     22.78%     22.05%    0.19%
     December 31, 2002.........      17        8.08        7.93       1.40%        2.00%       133    -21.48%    -21.95%    0.05%
   Value Fund
     December 31, 2006.........      49       19.38       13.75       1.40%        2.65%       912     16.96%     15.55%    0.88%
     December 31, 2005.........      35       16.57       11.90       1.40%        2.65%       551      3.63%      2.32%    0.75%
     December 31, 2004.........      42       15.99       11.63       1.40%        2.65%       637     12.68%     11.29%    0.78%
     December 31, 2003.........      35       14.19       13.84       1.40%        2.05%       498     27.17%     26.41%    0.66%
     December 31, 2002.........      37       11.16       10.95       1.40%        2.00%       416    -13.84%    -14.35%    1.37%
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund.....
     December 31, 2006.........      73       10.93       10.70       1.40%        2.65%       794      4.79%      3.48%    9.48%
     December 31, 2005.........       5       10.43       10.34       1.40%        2.65%        49      3.68%      2.89%    0.00%
     Inception May 1, 2005.....      --       10.06       10.05        N/A          N/A         --       N/A        N/A      N/A
THE DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index Portfolio
     December 31, 2006.........       4       12.97       12.70       1.40%        2.65%        46     12.88%     11.40%    0.14%
     December 31, 2005.........       2       11.49       11.40       1.40%        2.65%        27     13.43%     12.54%    0.00%
     Inception May 1, 2005.....      --       10.13       10.13        N/A          N/A         --       N/A        N/A      N/A
THE DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC.:
     December 31, 2006.........      26       10.57       11.34       1.40%        2.65%       280      7.75%      6.38%    0.11%
     December 31, 2005.........      25        9.81       10.66       1.40%        2.65%       247      2.19%      0.95%    0.00%
     December 31, 2004.........      37        9.60       10.56       1.40%        2.65%       367      4.69%      3.43%    0.69%
     December 31, 2003.........      10        9.17        8.94       1.40%        2.05%        87     24.25%     23.51%    0.07%
     December 31, 2002.........       1        7.38        7.24       1.40%        2.00%         9    -29.94%    -30.36%    0.23%
DREYFUS STOCK INDEX FUND:
     December 31, 2006.........     114       13.88       12.83       1.40%        2.65%     1,562     13.86%     12.45%    1.59%
     December 31, 2005.........     134       12.19       11.41       1.40%        2.65%     1,610      3.31%      1.97%    1.61%
     December 31, 2004.........     157       11.80       11.19       1.40%        2.65%     1,831      9.06%      7.80%    1.99%
     December 31, 2003.........     114       10.82       10.55       1.40%        2.05%     1,232     26.58%     25.82%    0.96%
     December 31, 2002.........     115        8.55        8.39       1.40%        2.00%       980    -23.44%    -23.90%    1.50%
DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock Portfolio
     December 31, 2006.........      12       11.36       12.69       1.40%        2.65%       144     14.17%     12.80%    0.87%
     December 31, 2005.........      17        9.95       11.25       1.40%        2.65%       180      4.74%      3.50%    0.00%
     December 31, 2004.........      18        9.50       10.87       1.40%        2.65%       184      6.38%      5.02%    1.74%
     December 31, 2003.........       8        8.93        8.71       1.40%        2.05%        69     21.81%     21.08%    0.65%
     December 31, 2002.........       5        7.33        7.19       1.40%        2.00%        38    -23.69%    -24.15%    0.29%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD WITH      STANDARD   STD WITH     NET     STANDARD   STD WITH
                                   UNITS    CONTRACT  ALL RIDERS     CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS INVESTMENT
                                  ------  ------------------------  ----------------------  ------  ---------------------   INCOME
                                  (000S)         UNIT VALUE             EXPENSE RATIO       (000S)       TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND: (continued)
   International Value Portfolio
     December 31, 2006.........      62      $17.74      $15.93       1.40%        2.65%    $1,081     20.84%     19.42%    1.29%
     December 31, 2005.........      54       14.68       13.34       1.40%        2.65%       786     10.38%      8.99%    0.00%
     December 31, 2004.........      53       13.30       12.24       1.40%        2.65%       698     18.33%     16.91%    1.35%
     December 31, 2003.........      26       11.24       10.96       1.40%        2.05%       295     34.46%     33.66%    0.53%
     December 31, 2002.........       6        8.36        8.20       1.40%        2.00%        51    -13.45%    -13.97%    0.54%
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
     December 31, 2006.........      10       10.08       12.88       1.40%        2.65%       107     14.03%     12.59%    5.94%
     December 31, 2005.........      12        8.84       11.44       1.40%        2.65%       117      4.74%      3.53%    7.98%
     December 31, 2004.........      24        8.44       11.05       1.40%        2.65%       207      8.48%      7.07%    4.01%
     December 31, 2003.........      13        7.78        7.59       1.40%        2.05%       103     18.99%     18.28%    4.09%
     December 31, 2002.........     109        6.54        6.42       1.40%        2.00%       714    -25.01%    -25.46%    2.77%
   High Income Bond Fund II
     December 31, 2006.........     125       13.01       11.73       1.40%        2.65%     1,609      9.24%      7.91%    8.68%
     December 31, 2005.........      65       11.91       10.87       1.40%        2.65%       762      1.28%      0.00%    7.64%
     December 31, 2004.........     140       11.76       10.87       1.40%        2.65%     1,640      8.89%      7.52%    3.98%
     December 31, 2003.........     140       10.80       10.53       1.40%        2.05%     1,505     20.52%     19.80%    6.50%
     December 31, 2002.........     173        8.96        8.79       1.40%        2.00%     1,545     -0.04%     -0.65%    2.09%
   International Equity Fund II
     December 31, 2006.........      21       15.58       14.15       1.40%        2.65%       323     17.23%     15.79%    0.17%
     December 31, 2005.........      23       13.29       12.22       1.40%        2.65%       301      7.52%      6.26%    0.00%
     December 31, 2004.........      36       12.36       11.50       1.40%        2.65%       446     12.47%     11.00%    0.00%
     December 31, 2003.........      15       10.99       10.71       1.40%        2.05%       165     30.02%     29.25%    0.00%
     December 31, 2002.........      12        8.45        8.29       1.40%        2.00%       101    -23.84%    -24.29%    0.00%
   Kaufmann II Fund
     December 31, 2006.........      --       10.52       10.50       1.40%        2.65%        --      5.84%      5.74%    0.00%
     Inception November 1, 2006      --        9.94        9.93        N/A          N/A         --       N/A        N/A      N/A
   Market Opportunity Fund II
     December 31, 2006.........      --       10.14       10.12       1.40%        2.65%        --      1.30%      1.10%    0.00%
     Inception November 1, 2006      --       10.01       10.01        N/A          N/A         --       N/A        N/A      N/A
JANUS ASPEN SERIES:
   Growth and Income Portfolio
     December 31, 2006.........      26       15.98       12.99       1.40%        2.65%       397      6.53%      5.27%    1.55%
     December 31, 2005.........      40       15.00       12.34       1.40%        2.65%       586     10.78%      9.40%    0.75%
     December 31, 2004.........      21       13.54       11.28       1.40%        2.65%       276     10.35%      8.99%    0.83%
     December 31, 2003.........       9       12.27       12.21       1.40%        2.05%       106     17.26%     16.83%    0.78%
     Inception March 21, 2003..      --       10.23       10.45        N/A          N/A         --       N/A        N/A      N/A
   International Growth Portfolio
     December 31, 2006.........      33       32.03       22.14       1.40%        2.65%       985     45.00%     43.21%    1.50%
     December 31, 2005.........      13       22.09       15.46       1.40%        2.65%       253     30.48%     28.83%    1.21%
     December 31, 2004.........       5       16.93       12.00       1.40%        2.65%        62     17.24%     15.83%    0.69%
     December 31, 2003.........      --       14.44       14.37       1.40%        2.05%         1     35.86%     35.31%    0.37%
     Inception March 21, 2003..      --       10.14       10.62        N/A          N/A         --       N/A        N/A      N/A
   Large Cap Growth Portfolio
     December 31, 2006.........      23       17.16       11.47       1.40%        2.65%       331      9.86%      8.51%    0.44%
     December 31, 2005.........      37       15.62       10.57       1.40%        2.65%       529      2.83%      1.54%    0.36%
     December 31, 2004.........      26       15.19       10.41       1.40%        2.65%       379      3.05%      1.76%    0.12%
     December 31, 2003.........      36       14.74       14.51       1.40%        2.05%       527    123.60%    121.97%    0.05%
     December 31, 2002.........      47        6.59        6.54       1.40%        2.00%       312    -27.74%    -28.18%    0.00%
   Mid Cap Growth Portfolio
     December 31, 2006.........      21       16.05       14.47       1.40%        2.65%       332     12.00%     10.71%    0.00%
     December 31, 2005.........      53       14.33       13.07       1.40%        2.65%       746     10.74%      9.37%    0.00%
     December 31, 2004.........      42       12.94       11.95       1.40%        2.65%       545     19.04%     17.50%    0.00%
     December 31, 2003.........      29       10.87       10.60       1.40%        2.05%       316     33.23%     32.43%    0.00%
     December 31, 2002.........      26        8.16        8.00       1.40%        2.00%       213    -28.94%    -29.36%    0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD WITH      STANDARD   STD WITH     NET     STANDARD   STD WITH
                                   UNITS    CONTRACT  ALL RIDERS     CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS INVESTMENT
                                  ------  ------------------------  ----------------------  ------  ---------------------   INCOME
                                  (000S)         UNIT VALUE             EXPENSE RATIO       (000S)       TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES: (continued)
   Worldwide Growth Portfolio
     December 31, 2006.........      14      $13.80      $12.55       1.40%        2.65%    $  186     16.55%     15.03%    1.56%
     December 31, 2005.........      16       11.84       10.91       1.40%        2.65%       185      4.41%      3.12%    1.32%
     December 31, 2004.........      23       11.34       10.58       1.40%        2.65%       256      3.09%      2.03%    0.96%
     December 31, 2003.........      40       11.00       10.75       1.40%        2.05%       439     58.02%     55.81%    0.10%
     December 31, 2002.........      46        6.96        6.90       1.40%        2.00%       321    -26.74%    -27.18%    0.77%
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
     December 31, 2006.........      29       22.51       21.77       1.40%        2.65%       652     28.12%     26.57%    0.78%
     December 31, 2005.........      71       17.57       17.20       1.40%        2.65%     1,236     38.89%     37.05%    0.24%
     December 31, 2004.........       3       12.65       12.55       1.40%        2.65%        42     28.82%     27.93%    0.03%
     Inception May 1, 2004.....      --        9.82        9.81        N/A          N/A         --       N/A        N/A      N/A
   Equity Portfolio
     December 31, 2006.........      24       13.80       12.97       1.40%        2.65%       325     15.87%     14.37%    0.48%
     December 31, 2005.........      10       11.91       11.34       1.40%        2.65%       124      1.88%      0.71%    0.82%
     December 31, 2004.........       2       11.69       11.26       1.40%        2.65%        18     10.28%      8.90%    0.41%
     December 31, 2003.........       3       10.60       10.34       1.40%        2.05%        35     22.29%     21.56%    0.25%
     December 31, 2002.........      11        8.67        8.51       1.40%        2.00%        98    -17.42%    -17.91%    0.07%
   International Equity Portfolio
     December 31, 2006.........      12       14.89       14.40       1.40%        2.65%       174     20.86%     19.30%    2.93%
     December 31, 2005.........       4       12.32       12.07       1.40%        2.65%        45      9.12%      7.77%    0.94%
     December 31, 2004.........       2       11.29       11.20       1.40%        2.65%        20     13.70%     12.79%    0.00%
     Inception May 1, 2004.....      --        9.93        9.93        N/A          N/A         --       N/A        N/A      N/A
   Small Cap Portfolio
     December 31, 2006.........      28       19.69       13.09       1.40%        2.65%       519     14.48%     13.04%    0.00%
     December 31, 2005.........      43       17.20       11.58       1.40%        2.65%       710      2.56%      1.31%    0.00%
     December 31, 2004.........      59       16.77       11.43       1.40%        2.65%       964     13.23%     11.84%    0.00%
     December 31, 2003.........      62       14.81       14.44       1.40%        2.05%       919     35.32%     34.51%    0.00%
     December 31, 2002.........      61       10.94       10.73       1.40%        2.00%       666    -18.82%    -19.31%    0.00%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC:
   Aggressive Growth Fund
     December 31, 2006.........       1       12.87       12.61       1.40%        2.65%        11      9.44%      8.15%    0.00%
     December 31, 2005.........      --       11.76       11.66       1.40%        2.65%        --     17.25%     16.25%    0.00%
     Inception May 1, 2005.....      --       10.03       10.03        N/A          N/A         --       N/A        N/A      N/A
   All Cap Fund
     December 31, 2006.........      14       12.78       12.37       1.40%        2.65%       180     16.39%     15.07%    1.48%
     December 31, 2005.........      13       10.98       10.75       1.40%        2.65%       144      2.62%      1.32%    1.13%
     December 31, 2004.........       3       10.70       10.61       1.40%        2.65%        28      6.26%      5.36%    2.61%
     Inception May 1, 2004.....      --       10.07       10.07        N/A          N/A         --       N/A        N/A      N/A
   Global High Yield Bond Fund
     December 31, 2006.........      --       11.51       11.27       1.40%        2.65%         --      9.10%      7.74%    0.00%
     December 31, 2005.........      --       10.55       10.46       1.40%        2.65%         --      5.39%      4.50%    0.00%
     Inception May 1, 2005.....      --       10.01       10.01        N/A          N/A          --       N/A        N/A      N/A
   Large Cap Growth Fund
     December 31, 2006.........       6       10.58       10.24       1.40%        2.65%        65      2.72%      1.59%    0.00%
     December 31, 2005.........       3       10.30       10.08       1.40%        2.65%        35      3.83%      2.44%    0.01%
     December 31, 2004.........       1        9.92        9.84       1.40%        2.65%         8      0.10%     -0.71%    0.29%
     Inception May 1, 2004.....      --        9.91        9.91        N/A          N/A         --       N/A        N/A      N/A
   Strategic Bond Fund
     December 31, 2006.........      11       11.11       10.74       1.40%        2.65%       116      3.64%      2.29%    4.85%
     December 31, 2005.........       5       10.72       10.50       1.40%        2.65%        51      1.04%     -0.19%    2.40%
     December 31, 2004.........      10       10.61       10.52       1.40%        2.65%       105      6.10%      5.20%   16.37%
     Inception May 1, 2004.....      --       10.00       10.00        N/A          N/A         --       N/A        N/A      N/A
   Total Return Fund
     December 31, 2006.........       3       11.98       11.59       1.40%        2.65%        36     11.03%      9.65%    1.48%
     December 31, 2005.........       2       10.79       10.57       1.40%        2.65%        22      1.89%      0.57%    3.01%
     December 31, 2004.........      --       10.59       10.51       1.40%        2.65%        --      5.69%      4.89%    0.68%
     Inception May 1, 2004.....      --       10.02       10.02        N/A          N/A         --       N/A        N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD WITH      STANDARD   STD WITH     NET     STANDARD   STD WITH
                                   UNITS    CONTRACT  ALL RIDERS     CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS INVESTMENT
                                  ------  ------------------------  ----------------------  ------  ---------------------   INCOME
                                  (000S)         UNIT VALUE             EXPENSE RATIO       (000S)       TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS INVESTMENT SERIES:
   Government Portfolio
     December 31, 2006.........      --      $10.28      $10.07       1.40%        2.65%    $   --      2.70%      1.41%    0.00%
     December 31, 2005.........      --       10.01        9.93       1.40%        2.65%        --      0.10%     -0.70%    0.00%
     Inception May 1, 2005.....      --       10.00       10.00        N/A          N/A         --       N/A        N/A      N/A
LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
     December 31, 2006.........      41       16.22       13.29       1.40%        2.65%       662     12.95%     11.49%    2.42%
     December 31, 2005.........      41       14.36       11.92       1.40%        2.65%       581      2.35%      1.10%    2.04%
     December 31, 2004.........      38       14.03       11.79       1.40%        2.65%       532     14.81%     13.47%    2.86%
     December 31, 2003.........       6       12.22       12.17       1.40%        2.05%        76     22.16%     21.66%    0.48%
     Inception May 1, 2003.....      --       10.00       10.00        N/A          N/A         --       N/A        N/A      N/A
   Growth and Income Portfolio
     December 31, 2006.........      75       17.85       13.17       1.40%        2.65%     1,384     15.61%     14.22%    1.58%
     December 31, 2005.........      97       15.44       11.53       1.40%        2.65%     1,559      1.85%      0.61%    1.03%
     December 31, 2004.........     101       15.16       11.46       1.40%        2.65%     1,495     11.06%      9.67%    1.03%
     December 31, 2003.........      60       13.65       13.31       1.40%        2.05%       813     29.19%     28.42%    0.44%
     December 31, 2002.........      58       10.56       10.37       1.40%        2.00%       611    -19.17%    -19.66%    0.88%
NEUBERGER BERMAN ADVISERS
   MANAGEMENT TRUST:
   Fasciano Portfolio
     December 31, 2006.........       3       14.57       11.39       1.40%        2.65%        40      3.77%      2.52%    0.00%
     December 31, 2005.........       3       14.04       11.11       1.40%        2.65%        43      1.52%      0.18%    0.00%
     December 31, 2004.........       8       13.83       11.09       1.40%        2.65%       103     10.29%      8.94%    0.00%
     December 31, 2003.........       1       12.54       12.49       1.40%        2.05%        19     24.90%     24.41%    0.00%
     Inception May 1, 2003.....      --       10.04       10.04        N/A          N/A         --       N/A        N/A      N/A
   High Income Bond Portfolio
     December 31, 2006.........       1       10.94       10.71       1.40%        2.65%        12      6.01%      4.59%   18.32%
     December 31, 2005.........      --       10.32       10.24       1.40%        2.65%         4      3.20%      2.40%    6.75%
     Inception May 1, 2005.....      --       10.00       10.00        N/A          N/A         --       N/A        N/A      N/A
   Limited Maturity Bond Portfolio
     December 31, 2006.........      38       12.39        9.86       1.40%        2.65%       430      2.74%      1.54%    2.95%
     December 31, 2005.........      48       12.06        9.71       1.40%        2.65%       533      0.08%     -1.22%    2.69%
     December 31, 2004.........      44       12.05        9.83       1.40%        2.65%       498     -0.66%     -1.90%    3.92%
     December 31, 2003.........      28       12.13       11.83       1.40%        2.05%       341      1.00%      0.40%    1.34%
     December 31, 2002.........      49       12.00       11.78       1.40%        2.00%       586      3.87%      3.25%    2.70%
   Mid-Cap Growth Portfolio
     December 31, 2006.........      13       11.02       14.17       1.40%        2.65%       145     13.03%     11.66%    0.00%
     December 31, 2005.........      31        9.75       12.69       1.40%        2.65%       304     12.20%     10.83%    0.00%
     December 31, 2004.........      46        8.69       11.45       1.40%        2.65%       412     14.64%     13.25%    0.00%
     December 31, 2003.........      25        7.58        7.46       1.40%        2.05%       186     26.29%     25.54%    0.00%
     December 31, 2002.........       7        6.00        5.94       1.40%        2.00%        42    -30.32%    -30.74%    0.00%
   Partners Portfolio
     December 31, 2006.........      24       15.26       15.00       1.40%        2.65%       365     10.66%      9.33%    1.11%
     December 31, 2005.........      28       13.79       13.72       1.40%        2.65%       389     16.47%     14.91%    1.21%
     December 31, 2004.........      28       11.84       11.94       1.40%        2.65%       324     17.34%     15.92%    0.02%
     December 31, 2003.........      10       10.09        9.84       1.40%        2.05%       100     33.21%     32.42%    0.00%
     December 31, 2002.........       2        7.58        7.43       1.40%        2.00%        12    -25.20%    -25.65%    0.26%
   Regency Portfolio
     December 31, 2006.........       8       19.04       14.41       1.40%        2.65%       151      9.61%      8.26%    0.43%
     December 31, 2005.........       7       17.37       13.31       1.40%        2.65%       122     10.50%      9.01%    0.09%
     December 31, 2004.........      19       15.72       12.21       1.40%        2.65%       280     20.64%     19.24%    0.02%
     December 31, 2003.........      --       13.03       12.98       1.40%        2.05%         5     30.19%     29.68%    0.00%
     Inception May 1, 2003.....      --       10.01       10.01        N/A          N/A         --       N/A        N/A      N/A
   Socially Responsive Portfolio
     December 31, 2006.........       3       13.35       12.91       1.40%        2.65%        36     12.18%     10.72%    0.20%
     December 31, 2005.........       5       11.90       11.66       1.40%        2.65%        57      5.40%      4.11%    0.00%
     December 31, 2004.........      --       11.29       11.20       1.40%        2.65%        --     12.79%     11.89%    0.00%
     Inception May 1, 2004.....      --       10.01       10.01        N/A          N/A         --        N/A       N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD WITH      STANDARD   STD WITH     NET     STANDARD   STD WITH
                                   UNITS    CONTRACT  ALL RIDERS     CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS INVESTMENT
                                  ------  ------------------------  ----------------------  ------  ---------------------   INCOME
                                  (000S)         UNIT VALUE             EXPENSE RATIO       (000S)       TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
     December 31, 2006.........       2      $10.38      $10.30       1.40%        2.65%    $   21      4.11%      3.31%    4.90%
     Inception May 1, 2006.....      --        9.97        9.97        N/A          N/A         --       N/A        N/A      N/A
   CommodityRealReturn Strategy Portfolio
     December 31, 2006.........      --        9.52        9.44       1.40%        2.65%        --     -5.74%     -6.53%    0.00%
     Inception May 1, 2006.....      --       10.10       10.10        N/A          N/A         --       N/A        N/A      N/A
   Emerging Markets Bond Portfolio
     December 31, 2006.........      77       10.73       10.64       1.40%        2.65%       827      7.52%      6.61%    3.71%
     Inception May 1, 2006.....      --        9.98        9.98        N/A          N/A         --       N/A        N/A      N/A
   Foreign Bond US Dollar-Hedged Portfolio
     December 31, 2006.........      --       10.23       10.15       1.40%        2.65%         2      2.20%      1.40%    2.47%
     Inception May 1, 2006.....      --       10.01       10.01        N/A          N/A         --       N/A        N/A      N/A
   Global Bond Unhedged Portfolio
     December 31, 2006.........       8       10.16       10.08       1.40%        2.65%        86      1.60%      0.80%    2.29%
     Inception May 1, 2006.....      --       10.00       10.00        N/A          N/A         --       N/A        N/A      N/A
   High Yield Portfolio
     December 31, 2006.........      13       10.53       10.44       1.40%        2.65%       140      5.41%      4.50%    4.54%
     Inception May 1, 2006.....      --        9.99        9.99        N/A          N/A         --       N/A        N/A      N/A
   Long Term US Government Portfolio
     December 31, 2006.........      --        9.92        9.90       1.40%        2.65%        --     -1.29%     -1.49%    0.00%
     Inception November 1, 2006      --       10.05       10.05        N/A          N/A         --       N/A        N/A      N/A
   Low Duration Portfolio
     December 31, 2006.........      --       10.03       10.01       1.40%        2.65%        --      0.20%      0.00%    0.00%
     Inception November 1, 2006      --       10.01       10.01        N/A          N/A         --       N/A        N/A      N/A
   Money Market Portfolio
     December 31, 2006.........      36       10.43       10.09       1.40%        2.65%       376      3.17%      1.92%    4.54%
     December 31, 2005.........      23       10.11        9.90       1.40%        2.65%       230      1.30%      0.10%    2.81%
     December 31, 2004.........      11        9.98        9.89       1.40%        2.65%       113     -0.20%     -1.10%    0.93%
     Inception May 1, 2004.....      --       10.00       10.00        N/A          N/A         --       N/A        N/A      N/A
   RealEstateRealReturn Strategy Portfolio
     December 31, 2006.........       2       11.85       11.75       1.40%        2.65%        26     20.67%     19.65%    4.25%
     Inception May 1, 2006.....      --        9.82        9.82        N/A          N/A         --       N/A        N/A      N/A
   Real Return Portfolio
     December 31, 2006.........      74       11.29       10.39       1.40%        2.65%       823     -0.70%     -1.89%    7.75%
     December 31, 2005.........      64       11.37       10.59       1.40%        2.65%       720      0.71%     -0.66%    2.84%
     December 31, 2004.........      51       11.29       10.66       1.40%        2.65%       570      7.32%      6.07%    1.11%
     December 31, 2003.........       7       10.52       10.47       1.40%        2.05%        74      4.79%      4.43%    0.30%
     Inception May 1, 2003.....      --       10.04       10.03        N/A          N/A         --       N/A        N/A      N/A
   Short-Term Portfolio
     December 31, 2006.........      39       10.41       10.07       1.40%        2.65%       407      2.87%      1.61%    4.36%
     December 31, 2005.........      25       10.12        9.91       1.40%        2.65%       248      1.10%     -0.20%    3.06%
     December 31, 2004.........       2       10.01        9.93       1.40%        2.65%        24      0.10%     -0.70%    1.02%
     Inception May 1, 2004.....      --       10.00       10.00        N/A          N/A         --       N/A        N/A      N/A
   StockPLUS Total Return Portfolio
     December 31, 2006.........      --       10.93       10.84       1.40%        2.65%        --     10.40%      9.49%    0.00%
     Inception May 1, 2006.....      --        9.90        9.90        N/A          N/A         --       N/A        N/A      N/A
   Total Return Portfolio
     December 31, 2006.........     145       10.82       10.39       1.40%        2.65%     1,559      2.37%      1.07%    4.41%
     December 31, 2005.........     113       10.57       10.28       1.40%        2.65%     1,188      1.05%     -0.19%    3.57%
     December 31, 2004.........      53       10.46       10.30       1.40%        2.65%       557      3.46%      2.18%    1.95%
     December 31, 2003.........      12       10.11       10.07       1.40%        2.05%       119      1.02%      0.71%    0.63%
     Inception May 1, 2003.....      --       10.01       10.00        N/A          N/A         --       N/A        N/A      N/A
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond Portfolio
     December 31, 2006.........      --       10.20       10.01       1.40%        2.65%         4      2.20%      0.91%    4.19%
     December 31, 2005.........      --        9.98        9.92       1.40%        2.65%         3     -0.20%     -0.80%    2.10%
     Inception July 15, 2005...      --       10.00       10.00        N/A          N/A         --       N/A        N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD WITH      STANDARD   STD WITH     NET     STANDARD   STD WITH
                                   UNITS    CONTRACT  ALL RIDERS     CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS INVESTMENT
                                  ------  ------------------------  ----------------------  ------  ---------------------   INCOME
                                  (000S)         UNIT VALUE             EXPENSE RATIO       (000S)       TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST: (continued)
   Cullen Value Portfolio
     December 31, 2006.........      --      $10.33      $10.31       1.40%        2.65%    $   --      3.92%      3.83%    $0.00
     Inception November 1, 2006      --        9.94        9.93        N/A          N/A         --       N/A        N/A       N/A
   Emerging Markets Portfolio
     December 31, 2006.........       2       11.14       11.12       1.40%        2.65%        27     10.96%     10.76%    $0.00
     Inception November 1, 2006      --       10.04       10.04        N/A          N/A         --       N/A        N/A       N/A
   Equity Income Portfolio
     December 31, 2006.........      77       13.10       14.38       1.40%        2.65%     1,005     20.40%     18.94%    2.26%
     December 31, 2005.........      54       10.88       12.09       1.40%        2.65%       590      4.02%      2.72%    2.17%
     December 31, 2004.........      35       10.46       11.77       1.40%        2.65%       371     14.44%     13.06%    2.16%
     December 31, 2003.........      18        9.14        8.97       1.40%        2.05%       168     20.57%     19.85%    1.15%
     December 31, 2002.........       4        7.58        7.49       1.40%        2.00%        27    -17.22%    -17.71%    2.39%
   Fund Portfolio
     December 31, 2006.........      46       11.14       13.03       1.40%        2.65%       513     14.73%     13.30%    1.08%
     December 31, 2005.........      65        9.71       11.50       1.40%        2.65%       625      4.52%      3.14%    1.19%
     December 31, 2004.........      67        9.29       11.15       1.40%        2.65%       626      9.29%      8.04%    1.21%
     December 31, 2003.........       8        8.50        8.34       1.40%        2.05%        64     21.72%     21.00%    0.64%
     December 31, 2002.........       3        6.98        6.90       1.40%        2.00%        18    -20.38%    -20.85%    0.86%
   Global High Yield Portfolio
     December 31, 2006.........      --       10.24       10.22       1.40%        2.65%        --      2.30%      2.10%    0.00%
     Inception November 1, 2006      --       10.01       10.01        N/A          N/A         --       N/A        N/A      N/A
   High Yield Portfolio
     December 31, 2006.........      58       11.15       10.92       1.40%        2.65%       648      6.80%      5.41%    5.42%
     December 31, 2005.........      91       10.44       10.36       1.40%        2.65%       955      4.40%      3.60%    3.59%
     Inception May 1, 2005.....      --       10.00       10.00        N/A          N/A         --       N/A        N/A      N/A
   International Value Portfolio
     December 31, 2006.........      27       10.53       10.51       1.40%        2.65%       289      5.19%      5.00%    0.00%
     Inception November 1, 2006      --       10.01       10.01        N/A          N/A         --       N/A        N/A      N/A
   Mid Cap Value Portfolio
     December 31, 2006.........       8       12.07       11.82       1.40%        2.65%        96     10.73%      9.34%    0.00%
     December 31, 2005.........       7       10.90       10.81       1.40%        2.65%        80      8.35%      7.46%    0.17%
     Inception May 1, 2005.....      --       10.06       10.06        N/A          N/A         --       N/A        N/A      N/A
   Money Market Portfolio
     December 31, 2006.........      --       10.40       10.19       1.40%        2.65%        --      3.07%      1.80%    0.00%
     December 31, 2005.........      --       10.09       10.01       1.40%        2.65%        --      0.90%      0.10%    0.00%
     Inception May 1, 2005.....      --       10.00       10.00        N/A          N/A         --       N/A        N/A      N/A
   Small Cap Value Portfolio
     December 31, 2006.........      --       10.29       10.27       1.40%        2.65%         1      4.57%      4.37%    0.00%
     Inception November 1, 2006      --        9.84        9.84        N/A          N/A         --       N/A        N/A      N/A
   Strategic Income Portfolio
     December 31, 2006.........      --       10.10       10.08       1.40%        2.65%        --      0.80%      0.60%    0.00%
     Inception November 1, 2006      --       10.02       10.02        N/A          N/A         --       N/A        N/A      N/A
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
     December 31, 2006.........      31       21.77       14.44       1.40%        2.65%       611     19.42%     17.88%    0.18%
     December 31, 2005.........      39       18.23       12.25       1.40%        2.65%       653     10.02%      8.70%    0.64%
     December 31, 2004.........      37       16.57       11.27       1.40%        2.65%       550     12.26%     10.82%    0.00%
     December 31, 2003.........      10       14.76       14.70       1.40%        2.05%       146     46.81%     46.26%    0.00%
     Inception May 1, 2003.....      --       10.05       10.05        N/A          N/A         --       N/A        N/A      N/A
   Small-Cap Portfolio
     December 31, 2006.........      47       20.94       14.72       1.40%        2.65%       902     13.99%     12.54%    0.05%
     December 31, 2005.........      78       18.37       13.08       1.40%        2.65%     1,356      7.05%      5.74%    0.00%
     December 31, 2004.........      71       17.16       12.37       1.40%        2.65%     1,178     23.19%     21.63%    0.00%
     December 31, 2003.........      14       13.93       13.87       1.40%        2.05%       197     39.54%     39.01%    0.00%
     Inception May 1, 2003.....      --        9.98        9.98        N/A          N/A         --       N/A        N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD WITH      STANDARD   STD WITH     NET     STANDARD   STD WITH
                                   UNITS    CONTRACT  ALL RIDERS     CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS INVESTMENT
                                  ------  ------------------------  ----------------------  ------  ---------------------   INCOME
                                  (000S)         UNIT VALUE             EXPENSE RATIO       (000S)       TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
     December 31, 2006.........      41      $12.48      $12.22       1.40%        2.65%    $  509     10.74%      9.40%    0.10%
     December 31, 2005.........       3       11.27       11.17       1.40%        2.65%        31     12.25%     11.25%    0.45%
     Inception May 1, 2005.....      --       10.04       10.04        N/A          N/A         --       N/A        N/A      N/A
   CLS AdvisorOne Clermont Fund
     December 31, 2006.........      --       11.25       11.02       1.40%        2.65%        --      6.84%      5.56%    0.00%
     December 31, 2005.........      --       10.53       10.44       1.40%        2.65%        --      4.99%      4.09%    0.00%
     Inception May 1, 2005.....      --       10.03       10.03        N/A          N/A         --       N/A        N/A      N/A
   Absolute Return Strategies Fund
     December 31, 2006.........       1       10.30       10.19       1.40%        2.65%         8      3.00%      1.90%    1.29%
     Inception February 3, 2006      --       10.00       10.00        N/A          N/A         --       N/A        N/A      N/A
   Banking Fund................
     December 31, 2006.........       5       12.18       11.78       1.40%        2.65%        58      9.73%      8.37%    0.00%
     December 31, 2005.........      --       11.10       10.87       1.40%        2.65%         4     -4.15%     -5.31%    1.73%
     December 31, 2004.........      --       11.58       11.48       1.40%        2.65%         1     14.65%     13.78%    1.65%
     Inception May 1, 2004.....      --       10.10       10.09        N/A          N/A         --       N/A        N/A      N/A
   Basic Materials Fund
     December 31, 2006.........      20       15.30       14.80       1.40%        2.65%       305     20.57%     19.07%    0.69%
     December 31, 2005.........      81       12.69       12.43       1.40%        2.65%     1,019      2.59%      1.39%    0.28%
     December 31, 2004.........       4       12.37       12.26       1.40%        2.65%        55     24.07%     22.97%    0.17%
     Inception May 1, 2004.....      --        9.97        9.97        N/A          N/A         --       N/A        N/A      N/A
   Biotechnology Fund
     December 31, 2006.........       1        9.62        9.31       1.40%        2.65%         9     -4.66%     -5.86%    0.00%
     December 31, 2005.........      72       10.09        9.89       1.40%        2.65%       716      9.08%      7.85%    0.00%
     December 31, 2004.........       2        9.25        9.17       1.40%        2.65%        19     -5.61%     -6.33%    0.00%
     Inception May 1, 2004.....      --        9.80        9.79        N/A          N/A         --       N/A        N/A      N/A
   Commodities Fund
     December 31, 2006.........      --        7.80        7.69       1.40%        2.65%         1    -19.09%    -19.98%    0.00%
     December 31, 2005.........       2        9.64        9.61       1.40%        2.65%        20     -4.08%     -4.38%    1.29%
     Inception October 21, 2005      --       10.05       10.05        N/A          N/A        N/A       N/A        N/A      N/A
   Consumer Products Fund
     December 31, 2006.........       1       11.83       11.44       1.40%        2.65%        14     15.75%     14.29%    0.64%
     December 31, 2005.........       7       10.22       10.01       1.40%        2.65%        74     -1.73%     -3.00%    0.01%
     December 31, 2004.........      --       10.40       10.32       1.40%        2.65%         3      2.97%      2.28%    0.02%
     Inception May 1, 2004.....      --       10.10       10.09        N/A          N/A         --       N/A        N/A      N/A
   Dynamic Dow Fund
     December 31, 2006.........      27       13.48       13.08       1.40%        2.65%       353     28.75%     27.11%    0.49%
     December 31, 2005.........      --       10.47       10.29       1.40%        2.65%         1     -5.16%     -6.28%    1.28%
     December 31, 2004.........       1       11.04       10.98       1.40%        2.65%         5     11.29%     10.69%    8.31%
     Inception July 15, 2004...      --        9.92        9.92        N/A          N/A         --       N/A        N/A      N/A
   Dynamic OTC Fund
     December 31, 2006.........      22       11.98       11.58       1.40%        2.65%       262      3.45%      2.12%    0.08%
     December 31, 2005.........      88       11.58       11.34       1.40%        2.65%     1,023     -4.38%     -5.58%    0.00%
     December 31, 2004.........      35       12.11       12.01       1.40%        2.65%       418     23.95%     22.93%    0.47%
     Inception May 1, 2004.....      --        9.77        9.77        N/A          N/A         --       N/A        N/A      N/A
   Dynamic Russell 2000 Fund
     December 31, 2006.........      30       10.37       10.35       1.40%        2.65%       310      7.80%      7.59%    0.00%
     Inception November 1, 2006      --        9.62        9.62        N/A          N/A         --       N/A        N/A      N/A
   Dynamic S&P 500 Fund
     December 31, 2006.........      44       14.37       13.90       1.40%        2.65%       629     21.99%     20.45%    1.67%
     December 31, 2005.........      94       11.78       11.54       1.40%        2.65%     1,107      1.90%      0.70%    0.13%
     December 31, 2004.........      --       11.56       11.46       1.40%        2.65%         1     15.02%     14.03%    0.00%
     Inception May 1, 2004.....      --       10.05       10.05        N/A          N/A         --       N/A        N/A      N/A
   Dynamic Strengthening Dollar Fund
     December 31, 2006.........      --        9.12        8.99       1.40%        2.65%         --    -11.88%    -12.89%   0.00%
     December 31, 2005.........      --       10.35       10.32       1.40%        2.65%         --      2.27%      1.98%   0.00%
     Inception October 21, 2005      --       10.12       10.12        N/A          N/A         N/A       N/A        N/A     N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD WITH      STANDARD   STD WITH     NET     STANDARD   STD WITH
                                   UNITS    CONTRACT  ALL RIDERS     CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS INVESTMENT
                                  ------  ------------------------  ----------------------  ------  ---------------------   INCOME
                                  (000S)         UNIT VALUE             EXPENSE RATIO       (000S)       TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Dynamic Weakening Dollar Fund
     December 31, 2006.........       1      $11.12      $10.95       1.40%        2.65%    $   15     15.11%     13.59%   13.57%
     December 31, 2005.........      --        9.66        9.64       1.40%        2.65%        --     -2.23%     -2.43%    0.00%
     Inception October 21, 2005      --        9.88        9.88        N/A          N/A        N/A       N/A        N/A      N/A
   Electronics Fund
     December 31, 2006.........      15        9.42        9.11       1.40%        2.65%       136      1.07%     -0.22%    0.00%
     December 31, 2005.........      41        9.32        9.13       1.40%        2.65%       379      2.42%      1.22%    0.00%
     December 31, 2004.........       2        9.10        9.02       1.40%        2.65%        18     -6.57%     -7.39%    0.00%
     Inception May 1, 2004.....      --        9.74        9.74        N/A          N/A         --       N/A        N/A      N/A
   Energy Fund
     December 31, 2006.........      64       18.24       17.64       1.40%        2.65%     1,172     10.41%      9.02%    0.00%
     December 31, 2005.........      88       16.52       16.18       1.40%        2.65%     1,459     36.53%     34.95%    0.02%
     December 31, 2004.........      39       12.10       11.99       1.40%        2.65%       471     18.40%     17.32%    0.01%
     Inception May 1, 2004.....      --       10.22       10.22        N/A          N/A         --       N/A        N/A      N/A
   Energy Services Fund
     December 31, 2006.........      45       19.34       18.71       1.40%        2.65%       860      9.45%      8.09%    0.00%
     December 31, 2005.........      68       17.67       17.31       1.40%        2.65%     1,198     46.15%     44.49%    0.00%
     December 31, 2004.........      37       12.09       11.98       1.40%        2.65%       447     18.88%     17.80%    0.00%
     Inception May 1, 2004.....      --       10.17       10.17        N/A          N/A         --       N/A        N/A      N/A
   Essential Portfolio Aggressive Fund
     December 31, 2006.........      --       10.27       10.25       1.40%        2.65%        --      3.63%      3.43%    0.00%
     Inception November 1, 2006      --        9.91        9.91        N/A          N/A         --       N/A        N/A      N/A
   Essential Portfolio Conservative Fund
     December 31, 2006.........      --       10.12       10.10       1.40%        2.65%        --      1.40%      1.20%    0.00%
     Inception November 1, 2006      --        9.98        9.98        N/A          N/A         --       N/A        N/A      N/A
   Essential Portfolio Moderate Fund
     December 31, 2006.........      --       10.26       10.24       1.40%        2.65%        --      3.12%      2.91%    0.00%
     Inception November 1, 2006      --        9.95        9.95        N/A          N/A         --       N/A        N/A      N/A
   Europe Advantage Fund
     December 31, 2006.........      19       16.12       15.60       1.40%        2.65%       297     27.63%     26.21%    2.18%
     December 31, 2005.........       4       12.63       12.36       1.40%        2.65%        43      4.90%      3.52%    0.70%
     December 31, 2004.........      --       12.04       11.94       1.40%        2.65%         1     19.09%     18.10%   14.50%
     Inception May 1, 2004.....      --       10.11       10.11        N/A          N/A         --       N/A        N/A      N/A
   Financial Services Fund
     December 31, 2006.........      16       13.46       13.02       1.40%        2.65%       208     15.14%     13.71%    2.29%
     December 31, 2005.........      17       11.69       11.45       1.40%        2.65%       201      1.92%      0.70%    0.30%
     December 31, 2004.........       2       11.47       11.37       1.40%        2.65%        26     14.13%     13.13%    0.97%
     Inception May 1, 2004.....      --       10.05       10.05        N/A          N/A         --       N/A        N/A     0.00%
   Government Long Bond Advantage Fund
     December 31, 2006.........      24       10.49       10.64       1.40%        2.65%       253     -4.46%     -5.59%    3.70%
     December 31, 2005.........       6       10.98       11.27       1.40%        2.65%        61      6.19%      4.84%    3.38%
     December 31, 2004.........       7       10.34       10.75       1.40%        2.65%        72      6.93%      5.60%    3.27%
     December 31, 2003.........       1        9.67        9.63       1.40%        2.05%         9     -3.18%     -3.62%    1.09%
     Inception May 1, 2003.....      --        9.99        9.99        N/A          N/A         --       N/A        N/A      N/A
   Health Care Fund
     December 31, 2006.........      38       11.38       11.00       1.40%        2.65%       424      3.74%      2.33%    0.00%
     December 31, 2005.........      17       10.97       10.75       1.40%        2.65%       185      9.05%      7.82%    0.00%
     December 31, 2004.........       1       10.06        9.97       1.40%        2.65%         9     -0.10%     -0.89%    0.00%
     Inception May 1, 2004.....      --       10.07       10.06        N/A          N/A         --       N/A        N/A      N/A
   Hedged Equity Fund
     December 31, 2006.........      --       10.28       10.16       1.40%        2.65%         1      2.80%      1.60%    0.08%
     Inception February 3, 2006      --       10.00       10.00        N/A          N/A         --       N/A        N/A      N/A
   Internet Fund
     December 31, 2006.........       2       11.77       11.39       1.40%        2.65%        22      8.18%      6.85%    0.00%
     December 31, 2005.........      37       10.88       10.66       1.40%        2.65%       399     -2.77%     -3.96%    0.00%
     December 31, 2004.........       2       11.19       11.10       1.40%        2.65%        21     14.30%     13.38%    0.00%
     Inception May 1, 2004.....      --        9.79        9.79        N/A          N/A         --       N/A        N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD WITH      STANDARD   STD WITH     NET     STANDARD   STD WITH
                                   UNITS    CONTRACT  ALL RIDERS     CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS INVESTMENT
                                  ------  ------------------------  ----------------------  ------  ---------------------   INCOME
                                  (000S)         UNIT VALUE             EXPENSE RATIO       (000S)       TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Inverse Dynamic Dow Fund
     December 31, 2006.........     300      $ 6.74      $ 6.53       1.40%        2.65%    $2,004    -22.79%    -23.89%    4.46%
     December 31, 2005.........      --        8.73        8.58       1.40%        2.65%         1      0.23%     -1.04%    0.13%
     December 31, 2004.........      --        8.71        8.67       1.40%        2.65%         1    -13.59%    -13.99%    0.00%
     Inception July 15, 2004...      --       10.08       10.08        N/A          N/A         --       N/A        N/A      N/A
   Inverse Government Long Bond Fund
     December 31, 2006.........      18        8.63        8.25       1.40%        2.65%       155      6.54%      5.23%    5.21%
     December 31, 2005.........       3        8.10        7.84       1.40%        2.65%        28     -6.47%     -7.66%    0.00%
     December 31, 2004.........       8        8.66        8.49       1.40%        2.65%        65    -11.99%    -13.01%    0.00%
     December 31, 2003.........       1        9.84        9.80       1.40%        2.05%        10     -1.64%     -2.04%    0.00%
     Inception May 1, 2003.....      --       10.00       10.00        N/A          N/A         --       N/A        N/A      N/A
   Inverse Mid-Cap Fund........
     December 31, 2006.........       7        7.51        7.29       1.40%        2.65%        52     -5.18%     -6.30%    1.84%
     December 31, 2005.........      --        7.92        7.78       1.40%        2.65%        --     -9.38%    -10.57%    0.00%
     December 31, 2004.........      --        8.74        8.70       1.40%        2.65%        --    -12.07%    -12.47%    0.00%
     Inception July 15, 2004...      --        9.94        9.94        N/A          N/A         --        N/A        N/A      N/A
   Inverse OTC Fund............
     December 31, 2006.........       2        8.38        8.11       1.40%        2.65%        16     -2.78%     -3.91%    0.88%
     December 31, 2005.........      32        8.62        8.44       1.40%        2.65%       273     -0.12%     -1.40%    0.00%
     December 31, 2004.........       1        8.63        8.56       1.40%        2.65%        12    -14.64%    -15.33%    0.00%
     Inception May 1, 2004.....      --       10.11       10.11        N/A          N/A         --       N/A        N/A      N/A
   Inverse Russell 2000 Fund...
     December 31, 2006.........     155        7.02        6.81       1.40%        2.65%     1,067    -13.23%    -14.23%    5.75%
     December 31, 2005.........      48        8.09        7.94       1.40%        2.65%       386     -4.37%     -5.59%   10.80%
     December 31, 2004.........      --        8.46        8.41       1.40%        2.65%        --    -15.06%    -15.56%    0.00%
     Inception July 15, 2004...      --        9.96        9.96        N/A          N/A         --       N/A        N/A      N/A
   Inverse S&P 500 Fund........
     December 31, 2006.........       9        6.34        7.32       1.40%        2.65%        58     -8.78%     -9.85%    6.23%
     December 31, 2005.........       9        6.95        8.12       1.40%        2.65%        62     -2.11%     -3.45%    0.00%
     December 31, 2004.........       9        7.10        8.41       1.40%        2.65%        66    -11.47%    -12.49%    0.00%
     December 31, 2003.........       9        8.02        7.99       1.40%        2.05%        71    -19.69%    -20.05%    0.00%
     Inception May 1, 2003.....      --        9.99        9.99        N/A          N/A         --       N/A        N/A      N/A
   Japan Advantage Fund........
     December 31, 2006.........      72       12.70       12.28       1.40%        2.65%       900      3.67%      2.42%    4.54%
     December 31, 2005.........      49       12.25       11.99       1.40%        2.65%       591     18.70%     17.20%    0.00%
     December 31, 2004.........       2       10.32       10.23       1.40%        2.65%        26      4.56%      3.65%    0.00%
     Inception May 1, 2004.....      --        9.87        9.87        N/A          N/A         --       N/A        N/A      N/A
   Large-Cap Growth Fund.......
     December 31, 2006.........      39       10.94       10.62       1.40%        2.65%       429      3.89%      2.71%    0.00%
     December 31, 2005.........      12       10.53       10.34       1.40%        2.65%       121      0.38%     -0.86%    0.18%
     December 31, 2004.........      --       10.49       10.43       1.40%        2.65%         2      5.32%      4.72%    2.01%
     Inception July 15, 2004...      --        9.96        9.96        N/A          N/A         --       N/A        N/A      N/A
   Large-Cap Value Fund........
     December 31, 2006.........      96       13.31       12.92       1.40%        2.65%     1,275     16.04%     14.64%    1.40%
     December 31, 2005.........       4       11.47       11.27       1.40%        2.65%        48      2.69%      1.44%    1.75%
     December 31, 2004.........      --       11.17       11.11       1.40%        2.65%        --     12.15%     11.55%    0.00%
     Inception July 15, 2004...      --        9.96        9.96        N/A          N/A         --       N/A        N/A      N/A
   Leisure Fund................
     December 31, 2006.........      26       13.14       12.71       1.40%        2.65%       336     21.78%     20.25%    0.00%
     December 31, 2005.........       9       10.79       10.57       1.40%        2.65%        98     -6.26%     -7.36%    0.00%
     December 31, 2004.........       1       11.51       11.41       1.40%        2.65%         5     14.87%     13.87%    0.00%
     Inception May 1, 2004.....      --       10.02       10.02        N/A          N/A         --       N/A        N/A      N/A
   Mid Cap Advantage Fund......
     December 31, 2006.........      14       21.88       14.50       1.40%        2.65%       297      8.91%      7.57%    0.50%
     December 31, 2005.........      10       20.09       13.48       1.40%        2.65%       178     12.49%     11.13%    0.00%
     December 31, 2004.........      32       17.86       12.13       1.40%        2.65%       550     20.43%     18.92%    0.00%
     December 31, 2003.........       1       14.83       14.77       1.40%        2.05%        12     48.26%     47.66%    0.00%
     Inception May 1, 2003.....      --       10.00       10.00        N/A          N/A        --        N/A        N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD WITH      STANDARD   STD WITH     NET     STANDARD   STD WITH
                                   UNITS    CONTRACT  ALL RIDERS     CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS INVESTMENT
                                  ------  ------------------------  ----------------------  ------  ---------------------   INCOME
                                  (000S)         UNIT VALUE             EXPENSE RATIO       (000S)       TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Mid-Cap Growth Fund
     December 31, 2006.........       7      $12.36      $12.00       1.40%        2.65%    $   81      1.64%      0.50%    0.00%
     December 31, 2005.........      15       12.16       11.94       1.40%        2.65%       182      9.95%      8.55%    0.00%
     December 31, 2004.........      --       11.06       11.00       1.40%        2.65%         1      9.94%      9.34%    0.00%
     Inception July 15, 2004...      --       10.06       10.06        N/A          N/A         --       N/A        N/A      N/A
   Mid-Cap Value Fund
     December 31, 2006.........      81       13.96       13.54       1.40%        2.65%     1,124     15.47%     13.97%    1.13%
     December 31, 2005.........       2       12.09       11.88       1.40%        2.65%        21      6.80%      5.51%    0.16%
     December 31, 2004.........      --       11.32       11.26       1.40%        2.65%         4     12.75%     12.15%    0.03%
     Inception July 15, 2004...      --       10.04       10.04        N/A          N/A         --       N/A        N/A      N/A
   Multi Cap Core Equity Fund
     December 31, 2006.........      17       10.89       10.77       1.40%        2.65%       190      9.23%      8.02%    0.09%
     Inception February 3, 2006      --        9.97        9.97        N/A          N/A         --       N/A        N/A      N/A
   Nova Fund
     December 31, 2006.........      23       13.52       13.81       1.40%        2.65%       305     17.57%     16.15%    1.59%
     December 31, 2005.........      20       11.50       11.89       1.40%        2.65%       227      2.59%      1.28%    0.46%
     December 31, 2004.........      16       11.21       11.74       1.40%        2.65%       178     13.00%     11.60%    0.04%
     December 31, 2003.........      24        9.92        9.71       1.40%        2.05%       236     37.26%     36.45%    0.00%
     December 31, 2002.........      15        7.23        7.11       1.40%        2.00%       107    -36.62%    -37.00%   11.46%
   OTC Fund
     December 31, 2006.........       3       14.64       11.02       1.40%        2.65%        41      4.27%      2.99%    0.00%
     December 31, 2005.........      12       14.04       10.70       1.40%        2.65%       158     -0.28%     -1.56%    0.00%
     December 31, 2004.........      55       14.08       10.87       1.40%        2.65%       762      7.81%      6.46%    0.00%
     December 31, 2003.........      32       13.06       12.77       1.40%        2.05%       420     43.40%     42.55%    0.00%
     December 31, 2002.........      29        9.10        8.96       1.40%        2.00%       261    -39.71%    -40.07%    0.00%
   Precious Metals Fund
     December 31, 2006.........      44       16.35       15.82       1.40%        2.65%       715     19.69%     18.24%    0.00%
     December 31, 2005.........      14       13.66       13.38       1.40%        2.65%       188     19.20%     17.78%    0.00%
     December 31, 2004.........       2       11.46       11.36       1.40%        2.65%        24     14.60%     13.60%    0.00%
     Inception May 1, 2004.....      --       10.00       10.00        N/A          N/A         --       N/A        N/A      N/A
   Real Estate Fund
     December 31, 2006.........      16       18.21       17.62       1.40%        2.65%       290     28.87%     27.31%    2.41%
     December 31, 2005.........      10       14.13       13.84       1.40%        2.65%       147      5.68%      4.37%    5.25%
     December 31, 2004.........      32       13.37       13.26       1.40%        2.65%       423     32.51%     31.42%    0.87%
     Inception May 1, 2004.....      --       10.09       10.09        N/A          N/A         --       N/A        N/A      N/A
   Retailing Fund
     December 31, 2006.........       4       12.04       11.65       1.40%        2.65%        51      8.57%      7.27%    0.00%
     December 31, 2005.........      --       11.09       10.86       1.40%        2.65%        --      4.03%      2.65%    0.00%
     December 31, 2004.........      --       10.66       10.58       1.40%        2.65%        --      6.71%      5.91%    0.00%
     Inception May 1, 2004.....      --        9.99        9.99        N/A          N/A         --       N/A        N/A      N/A
   Russell 2000 Advantage Fund
     December 31, 2006.........      25       23.85       15.01       1.40%        2.65%       583     19.19%     17.73%    0.20%
     December 31, 2005.........      30       20.01       12.75       1.40%        2.65%       521      2.46%      1.19%    3.07%
     December 31, 2004.........      47       19.53       12.60       1.40%        2.65%       770     23.45%     21.86%    0.00%
     December 31, 2003.........      14       15.82       15.76       1.40%        2.05%       220     57.96%     57.39%    6.15%
     Inception May 1, 2003.....      --       10.01       10.01        N/A          N/A         --       N/A        N/A      N/A
   Sector Rotation Fund
     December 31, 2006.........       9       16.81       13.20       1.40%        2.65%       148      9.87%      8.46%    0.00%
     December 31, 2005.........       9       15.30       12.17       1.40%        2.65%       120     12.17%     10.74%    0.00%
     December 31, 2004.........       5       13.64       10.99       1.40%        2.65%        56      9.12%      7.85%    0.00%
     December 31, 2003.........      --       12.50       12.45       1.40%        2.05%         4     24.67%     24.23%    0.00%
     Inception May 1, 2003.....      --       10.02       10.02        N/A          N/A         --       N/A        N/A      N/A
   Small-Cap Growth Fund
     December 31, 2006.........      63       12.83       12.45       1.40%        2.65%       808      6.21%      4.97%    0.00%
     December 31, 2005.........       8       12.08       11.86       1.40%        2.65%        99      4.77%      3.40%    0.00%
     December 31, 2004.........       5       11.53       11.47       1.40%        2.65%        52     14.61%     14.02%    0.00%
     Inception July 15, 2004...      --       10.06       10.06        N/A          N/A         --       N/A        N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD WITH      STANDARD   STD WITH     NET     STANDARD   STD WITH
                                   UNITS    CONTRACT  ALL RIDERS     CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS INVESTMENT
                                  ------  ------------------------  ----------------------  ------  ---------------------   INCOME
                                  (000S)         UNIT VALUE             EXPENSE RATIO       (000S)       TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Small-Cap Value Fund
     December 31, 2006.........      28      $13.81      $13.40       1.40%        2.65%    $  387     17.53%     16.12%    0.99%
     December 31, 2005.........       9       11.75       11.54       1.40%        2.65%       108      2.17%      0.87%    0.00%
     December 31, 2004.........      34       11.50       11.44       1.40%        2.65%       389     14.54%     13.94%    0.10%
     Inception July 15, 2004...      --       10.04       10.04        N/A          N/A         --       N/A        N/A      N/A
   Technology Fund
     December 31, 2006.........       1       11.11       10.74       1.40%        2.65%        16      4.42%      3.07%    0.00%
     December 31, 2005.........      33       10.64       10.42       1.40%        2.65%       350      1.72%      0.39%    0.00%
     December 31, 2004.........      --       10.46       10.38       1.40%        2.65%        --      6.30%      5.49%    0.00%
     Inception May 1, 2004.....      --        9.84        9.84        N/A          N/A         --       N/A        N/A      N/A
   Telecommunications Fund
     December 31, 2006.........       4       12.73       12.31       1.40%        2.65%        47     17.87%     16.35%    0.58%
     December 31, 2005.........      33       10.80       10.58       1.40%        2.65%       359     -0.28%     -1.49%    0.00%
     December 31, 2004.........       2       10.83       10.74       1.40%        2.65%        18      9.50%      8.59%    0.00%
     Inception May 1, 2004.....      --        9.89        9.89        N/A          N/A         --       N/A        N/A      N/A
   Transportation Fund
     December 31, 2006.........       9       14.23       13.76       1.40%        2.65%       130      5.88%      4.56%    0.00%
     December 31, 2005.........      20       13.44       13.16       1.40%        2.65%       263      7.01%      5.62%    0.00%
     December 31, 2004.........       6       12.56       12.46       1.40%        2.65%        74     25.35%     24.35%    0.00%
     Inception May 1, 2004.....      --       10.02       10.02        N/A          N/A         --       N/A        N/A      N/A
   U.S. Government Money Market Fund
     December 31, 2006.........   1,138        9.99        9.79       1.40%        2.65%    11,314      2.46%      1.14%    3.74%
     December 31, 2005.........     545        9.75        9.68       1.40%        2.65%     5,296      0.52%     -0.62%    1.93%
     December 31, 2004.........     206        9.70        9.74       1.40%        2.65%     1,992     -1.12%     -2.40%    0.25%
     December 31, 2003.........      14        9.81        9.65       1.40%        2.05%       142     -1.38%     -1.96%    0.00%
     December 31, 2002.........      12        9.95        9.85       1.40%        2.00%       118     -0.93%     -1.52%    0.40%
   Utilities Fund
     December 31, 2006.........      53       14.99       14.50       1.40%        2.65%       786     19.25%     17.79%    2.60%
     December 31, 2005.........      58       12.57       12.31       1.40%        2.65%       726      9.02%      7.70%    0.61%
     December 31, 2004.........      15       11.53       11.43       1.40%        2.65%       178     14.61%     13.62%    1.85%
     Inception May 1, 2004.....      --       10.06       10.06        N/A          N/A         --       N/A        N/A      N/A
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
     December 31, 2006.........      15        7.15       13.64       1.40%        2.65%       108     20.37%     18.82%    0.00%
     December 31, 2005.........      39        5.94       11.48       1.40%        2.65%       231      5.88%      4.74%    0.00%
     December 31, 2004.........      46        5.61       10.96       1.40%        2.65%       259      9.36%      7.87%    0.00%
     December 31, 2003.........      24        5.13        5.02       1.40%        2.05%       121     42.06%     41.21%    0.00%
     December 31, 2002.........      24        3.61        3.55       1.40%        2.00%        85    -37.12%    -37.50%    0.00%
   Global Technology Portfolio
     December 31, 2006.........       9        5.89       12.21       1.40%        2.65%        69     15.94%     14.65%    0.00%
     December 31, 2005.........       8        5.08       10.65       1.40%        2.65%        49      6.50%      5.13%    0.00%
     December 31, 2004.........      12        4.77       10.13       1.40%        2.65%        70      2.36%      1.10%    0.00%
     December 31, 2003.........      12        4.66        4.56       1.40%        2.05%        58     34.17%     33.37%    0.00%
     December 31, 2002.........       7        3.47        3.42       1.40%        2.00%        23    -32.74%    -33.14%    0.00%
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
     December 31, 2006.........      36       20.97       15.05       1.40%        2.65%       669     14.15%     12.73%    0.88%
     December 31, 2005.........      77       18.37       13.35       1.40%        2.65%     1,323     13.05%     11.72%    0.85%
     December 31, 2004.........      24       16.25       11.95       1.40%        2.65%       332     18.27%     16.70%    0.68%
     December 31, 2003.........       6       13.74       13.69       1.40%        2.05%        74     37.45%     36.89%    0.00%
     Inception May 1, 2003.....      --       10.00       10.00        N/A          N/A         --       N/A        N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                   JEFFERSON NATIONAL LIFE ACCOUNT I
------------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD WITH      STANDARD   STD WITH     NET     STANDARD   STD WITH
                                   UNITS    CONTRACT  ALL RIDERS     CONTRACT  ALL RIDERS   ASSETS   CONTRACT  ALL RIDERS INVESTMENT
                                  ------  ------------------------  ----------------------  ------  ---------------------   INCOME
                                  (000S)         UNIT VALUE             EXPENSE RATIO       (000S)       TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST:
   Worldwide Absolute Return Fund
     December 31, 2006.........      35      $10.33      $ 9.97       1.40%        2.65%    $  361      7.16%      5.84%    0.00%
     December 31, 2005.........      35        9.64        9.42       1.40%        2.65%       335     -1.23%     -2.38%    0.00%
     December 31, 2004.........      12        9.76        9.65       1.40%        2.65%       115     -1.71%     -2.92%    0.00%
     December 31, 2003.........       1        9.93        9.89       1.40%        2.05%         8     -0.74%     -1.14%    0.00%
     Inception May 1, 2003.....      --       10.00       10.00        N/A          N/A         --       N/A        N/A      N/A
   Worldwide Bond Fund.
     December 31, 2006.........      42       14.21       10.72       1.40%        2.65%       541      4.95%      3.68%    6.26%
     December 31, 2005.........      24       13.54       10.34       1.40%        2.65%       315     -4.38%     -5.57%    6.62%
     December 31, 2004.........      20       14.16       10.95       1.40%        2.65%       271      7.68%      6.31%    6.09%
     December 31, 2003.........      13       13.15       12.83       1.40%        2.05%       175     16.52%     15.82%    3.29%
     December 31, 2002.........      30       11.28       11.07       1.40%        2.00%       334     19.97%     19.25%    0.00%
   Worldwide Emerging Markets Fund
     December 31, 2006.........     109       23.89       22.62       1.40%        2.65%     2,577     37.54%     35.86%    0.57%
     December 31, 2005.........      77       17.37       16.65       1.40%        2.65%     1,322     30.21%     28.57%    0.84%
     December 31, 2004.........      82       13.34       12.95       1.40%        2.65%     1,088     24.09%     22.63%    0.39%
     December 31, 2003.........      27       10.75       10.48       1.40%        2.05%       283     52.05%     51.14%    0.00%
     December 31, 2002.........       6        7.07        6.93       1.40%        2.00%        41     -4.25%     -4.83%    0.09%
   Worldwide Hard Assets Fund
     December 31, 2006.........      23       25.14       22.78       1.40%        2.65%       560     22.81%     21.30%    0.10%
     December 31, 2005.........      43       20.47       18.78       1.40%        2.65%       849     49.53%     47.64%    0.24%
     December 31, 2004.........      26       13.69       12.72       1.40%        2.65%       345     22.23%     20.80%    0.21%
     December 31, 2003.........      47       11.20       10.92       1.40%        2.05%       528     43.06%     42.21%    0.48%
     December 31, 2002.........      43        7.83        7.68       1.40%        2.00%       333     -4.20%     -4.77%    0.05%
   Worldwide Real Estate Fund
     December 31, 2006.........      28       26.24       20.58       1.40%        2.65%       696     29.13%     27.51%    1.56%
     December 31, 2005.........      31       20.32       16.14       1.40%        2.65%       613     19.32%     17.90%    2.06%
     December 31, 2004.........      32       17.03       13.69       1.40%        2.65%       543     34.31%     32.66%    0.91%
     December 31, 2003.........      12       12.68       12.37       1.40%        2.05%       147     32.63%     31.84%    0.52%
     December 31, 2002.........       4        9.56        9.38       1.40%        2.00%        40     -5.81%     -6.38%    0.30%
WELLS FARGO ADVANTAGE VT FUND:
   Discovery Fund
     December 31, 2006.........       9       12.84       12.56       1.40%        2.65%       120     13.03%     11.64%    0.00%
     December 31, 2005.........      11       11.36       11.25       1.40%        2.65%       131     14.75%     13.64%    0.00%
     Inception April 8, 2005...      --        9.90        9.90        N/A          N/A        N/A       N/A        N/A      N/A
   Opportunity Fund
     December 31, 2006.........      38       19.34       13.58       1.40%        2.65%       656     10.64%      9.25%    0.00%
     December 31, 2005.........      50       17.48       12.43       1.40%        2.65%       821      6.39%      5.07%    0.00%
     December 31, 2004.........      50       16.43       11.83       1.40%        2.65%       783     16.61%     15.19%    0.00%
     December 31, 2003.........      25       14.09       13.74       1.40%        2.05%       357     35.10%     34.30%    0.04%
     December 31, 2002.........      37       10.43       10.23       1.40%        2.00%       390    -27.84%    -28.27%    0.53%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

================================================================================

(6) UNIT PROGRESSION

   The changes in units outstanding for the year ended December 31, 2006, were as follows:

                                                                              NUMBER                                       NUMBER
                                                                             OF UNITS                                     OF UNITS
                                                                             BEGINNING       UNITS          UNITS           END
                                                                  NOTES     OF THE YEAR    PURCHASED       REDEEMED       OF YEAR
------------------------------------------------------------------------------------------------------------------------------------

40|86 SERIES TRUST:
   Balanced ................................................                  53,348.3       67,944.4     (61,573.8)      59,718.9
   Equity ..................................................                 117,805.4       36,606.8     (54,688.0)      99,724.2
   Fixed Income ............................................                  42,864.8       18,777.9     (33,649.9)      27,992.8
   Government Securities ...................................                  38,367.8       12,780.4     (26,127.6)      25,020.6
   High Yield ..............................................        a        105,410.4       63,627.8    (169,038.2)           0.0
   Money Market ............................................                 276,844.2    1,640,008.8  (1,798,587.0)     118,266.0
AIM VARIABLE INSURANCE FUNDS:
   Basic Value .............................................                  18,940.6        6,676.3     (13,593.9)      12,023.0
   Core Equity .............................................        b               --        7,291.8      (1,292.0)       5,999.8
   Core Stock ..............................................        c          5,769.9           43.6      (5,813.5)           0.0
   Financial Services ......................................                   6,495.7        8,388.4     (10,638.1)       4,246.0
   Global Health Care ......................................                  19,610.1        6,514.9     (14,196.4)      11,928.6
   Global Real Estate ......................................        d         34,667.3       45,094.9     (33,661.8)      46,100.4
   High Yield ..............................................                  16,366.0       91,507.0     (62,738.2)      45,134.8
   Mid Cap Core Equity .....................................                  25,929.3       13,742.7     (28,867.5)      10,804.5
   Technology ..............................................                  27,638.3       25,661.9     (42,817.2)      10,483.0
THE ALGER AMERICAN FUND:
   Growth ..................................................                  96,218.4       36,833.6     (93,261.9)      39,790.1
   Leveraged AllCap ........................................                  34,334.5        6,991.7     (17,229.7)      24,096.5
   Midcap Growth ...........................................                  56,419.9       27,914.0     (47,036.2)      37,297.7
   Small Capitalization ....................................                  79,318.1       35,615.0     (85,189.9)      29,743.2
ALLIANCE VARIABLE PRODUCT SERIES, INC.:
   Growth and Income .......................................        e               --        4,588.9        (161.5)       4,427.4
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced ................................................                     879.0        9,778.3      (8,800.2)       1,857.1
   Income & Growth .........................................                  53,124.1       18,019.2     (36,588.1)      34,555.2
   Inflation Protection ....................................                   5,237.3        5,215.6      (5,248.1)       5,204.8
   International ...........................................                  34,947.3      121,817.4     (78,482.9)      78,281.8
   Value ...................................................                  34,716.3       56,172.0     (41,700.5)      49,187.8
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond ......................................        f          4,681.5      298,429.8    (230,386.0)      72,725.3
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index ...................................                   2,308.1       12,406.9     (11,158.4)       3,556.6
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND ...................                  25,158.5       14,686.0     (13,881.4)      25,963.1
DREYFUS STOCK INDEX FUND ...................................                 133,944.3       38,794.0     (58,681.8)     114,056.5
DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock .......................................                  17,203.9          413.0      (5,463.3)      12,153.6
   International Value .....................................                  53,933.8       58,075.1     (49,819.6)      62,189.3
FEDERATED INSURANCE SERIES:
   Capital Income II .......................................                  12,297.0        1,989.2      (4,558.9)       9,727.3
   High Income Bond II .....................................                  64,568.8      191,809.5    (131,709.2)     124,669.1
   International Equity II .................................                  22,747.1       22,871.5     (24,706.0)      20,912.6
JANUS ASPEN SERIES:
   Growth and Income .......................................                  39,780.9       32,880.8     (47,128.5)      25,533.2
   International Growth ....................................                  13,464.7       72,540.6     (52,845.9)      33,159.4
   Large Cap Growth ........................................                  37,119.3        7,377.7     (21,516.6)      22,980.4
   Mid Cap Growth ..........................................                  52,601.0       18,379.3     (50,199.0)      20,781.3
   Worldwide Growth ........................................                  16,057.6        4,840.1      (6,946.9)      13,950.8
LAZARD RETIREMENT SERIES:
   Emerging Markets ........................................                  70,529.8       81,436.3    (122,832.9)      29,133.2
   Equity ..................................................                  10,420.5       22,120.6      (8,471.1)      24,070.0
   International Equity ....................................                   3,693.5       49,474.9     (41,397.1)      11,771.3
   Small Cap ...............................................                  42,511.5       72,518.0     (87,405.8)      27,623.7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                              NUMBER                                       NUMBER
                                                                             OF UNITS                                     OF UNITS
                                                                             BEGINNING       UNITS          UNITS           END
                                                                  NOTES     OF THE YEAR    PURCHASED       REDEEMED       OF YEAR
------------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.:
   Aggressive Growth .......................................        g               --          863.8           0.0          863.8
   All Cap Value ...........................................        g         13,216.7        5,189.4      (4,244.9)      14,161.2
   Global High Yield Bond ..................................     g, h               --      266,265.2    (266,265.2)           0.0
   Large Cap Growth ........................................        g          3,430.0        5,458.1      (2,720.8)       6,167.3
   Strategic Bond ..........................................        g          4,841.1       13,649.7      (7,985.7)      10,505.1
   Total Return ............................................        g          2,025.0       11,166.9     (10,189.8)       3,002.1
LORD ABBETT SERIES FUND:
   America's Value .........................................                  40,580.3       15,653.7     (15,377.5)      40,856.5
   Growth and Income .......................................                  96,973.5       90,328.2    (111,974.5)      75,327.2
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano ................................................                   3,241.2        9,264.2      (9,637.4)       2,868.0
   High Income Bond ........................................                     389.3          969.0        (229.0)       1,129.3
   Limited Maturity Bond ...................................                  47,600.6       10,256.0     (20,164.6)      37,692.0
   Mid Cap Growth ..........................................                  31,062.6       11,879.6     (29,893.1)      13,049.1
   Partners ................................................                  28,480.0       99,547.3    (103,907.8)      24,119.5
   Regency .................................................                   7,281.6        3,026.7      (2,011.4)       8,296.9
   Socially Responsive .....................................                   4,813.6        8,150.3     (10,247.0)       2,716.9
PIMCO VARIABLE INSURANCE TRUST:
   All Assets ..............................................        e               --        5,770.2      (3,775.5)       1,994.7
   CommodityRealReturn Strategy ............................        e               --        6,859.2      (6,859.2)           0.0
   Emerging Markets Bond ...................................        e               --      156,042.2     (79,032.1)      77,010.1
   Foreign Bond US Dollar-Hedged ...........................        e               --        2,021.5      (1,805.5)         216.0
   Global Bond Unhedged ....................................        e               --       49,693.3     (41,199.2)       8,494.1
   High Yield ..............................................        e               --      218,454.9    (205,153.1)      13,301.8
   Money Market ............................................                  22,859.6      258,965.1    (245,646.9)      36,177.8
   Real Return .............................................                  64,460.2       96,422.8     (86,440.1)      74,442.9
   RealReturn Strategy .....................................        e               --        9,148.1      (6,961.0)       2,187.1
   Short Term ..............................................                  24,581.1       28,914.4     (14,107.7)      39,387.8
   Total Return ............................................                 113,222.6      220,037.0    (187,774.4)     145,485.2
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond ...............................................                     335.9           13.0           0.0          348.9
   Emerging Markets ........................................        i               --        4,368.9      (1,944.8)       2,424.1
   Equity Income ...........................................                  54,198.6       62,392.5     (39,441.3)      77,149.8
   Europe ..................................................       aa          9,175.3       30,871.5     (40,046.8)           0.0
   Fund ....................................................                  64,529.8       25,191.3     (43,348.3)      46,372.8
   High Yield ..............................................                  91,421.9      163,312.3    (196,475.3)      58,258.9
   International Value .....................................        i               --       27,518.3         (55.3)      27,463.0
   Mid Cap Value ...........................................                   7,330.6        2,493.6      (1,848.3)       7,975.9
   Small Cap Value .........................................        i               --           48.5           0.0           48.5
ROYCE CAPITAL FUND:
   Micro Cap ...............................................                  38,891.4       39,072.9     (46,861.4)      31,102.9
   Small Cap ...............................................                  78,055.0       16,737.6     (48,137.5)      46,655.1
RYDEX VARIABLE TRUST:
   Absolute Return Strategies ..............................        j               --        9,582.2      (8,755.8)         826.4
   Banking .................................................                     397.4       15,616.9     (11,261.8)       4,752.5
   Basic Materials .........................................                  81,012.3       42,515.4    (103,557.9)      19,969.8
   Biotechnology ...........................................                  71,574.8      111,288.1    (181,917.8)         945.1
   CLS AdvisorOne Amerigo ..................................                   2,798.8       38,664.0        (180.7)      41,282.1
   Commodities .............................................                   2,048.1        9,999.7     (11,950.7)          97.1
   Consumer Products .......................................                   7,291.4        3,850.6      (9,923.6)       1,218.4
   Dynamic Dow .............................................        k            125.4      221,646.5    (195,260.5)      26,511.4
   Dynamic OTC .............................................        l         88,382.8      278,029.3    (344,349.2)      22,062.9
   Dynamic Russell 2000 ....................................        i               --       31,332.6      (1,471.7)      29,860.9
   Dynamic S&P 500 .........................................        m         93,974.5      575,141.6    (625,099.7)      44,016.4
   Dynamic Strengthening Dollar ............................        n               --        1,326.8      (1,326.8)           0.0
   Dynamic Weakening Dollar ................................        o               --       10,983.2      (9,599.9)       1,383.3
   Electronics .............................................                  40,698.4      479,686.0    (505,777.0)      14,607.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                              NUMBER                                       NUMBER
                                                                             OF UNITS                                     OF UNITS
                                                                             BEGINNING       UNITS          UNITS           END
                                                                  NOTES     OF THE YEAR    PURCHASED       REDEEMED       OF YEAR
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Energy ..................................................                  88,359.9      135,342.6    (159,341.0)      64,361.5
   Energy Services .........................................                  67,835.9      132,260.2    (155,542.0)      44,554.1
   Europe Advantage ........................................        p          3,379.6      106,115.0     (90,942.8)      18,551.8
   Financial Services ......................................                  17,185.2       38,305.6     (39,979.5)      15,511.3
   Government Long Bond Advantage ..........................        q          5,537.3       79,102.1     (60,488.0)      24,151.4
   Health Care .............................................                  16,907.1      170,786.0    (150,067.9)      37,625.2
   Hedged Equity ...........................................        j               --       13,368.3     (13,297.5)          70.8
   Internet ................................................                  36,660.0          442.5     (35,235.8)       1,866.7
   Inverse Dynamic Dow .....................................        r             67.9      686,627.7    (386,603.2)     300,092.4
   Inverse Government Long Bond ............................        s          3,458.2       40,367.9     (25,660.2)      18,165.9
   Inverse Mid-Cap .........................................                        --       37,541.1     (30,457.0)       7,084.1
   Inverse OTC .............................................        t         31,928.4      222,833.6    (252,797.7)       1,964.3
   Inverse Russell 2000 ....................................        u         47,723.5      483,935.6    (377,152.3)     154,506.8
   Inverse S&P 500 .........................................        v          8,978.7       38,750.6     (38,597.8)       9,131.5
   Japan Advantage .........................................        w         48,698.5      405,205.0    (382,395.4)      71,508.1
   Large Cap Growth ........................................                  11,506.1      272,472.3    (244,737.7)      39,240.7
   Large Cap Value .........................................                   4,163.6      397,425.1    (305,503.2)      96,085.5
   Leisure .................................................                   9,050.9       64,343.4     (47,645.9)      25,748.4
   Mid Cap Advantage .......................................        x          9,792.7       83,766.9     (79,806.0)      13,753.6
   Mid-Cap Growth ..........................................                  15,025.1       27,997.4     (36,463.3)       6,559.2
   Mid-Cap Value ...........................................                   1,750.5      120,555.6     (41,506.1)      80,800.0
   Multi-Cap Core Equity ...................................     j, y               --       17,367.5           0.0       17,367.5
   NOVA ....................................................                  19,631.7       55,141.9     (51,788.1)      22,985.5
   OTC .....................................................                  11,879.5       94,392.1    (103,443.0)       2,828.6
   Precious Metals .........................................                  13,767.1      121,994.2     (91,938.4)      43,822.9
   Real Estate .............................................                  10,386.0       76,240.4     (70,668.9)      15,957.5
   Retailing ...............................................                        --       13,972.1      (9,681.0)       4,291.1
   Russell 2000 Advantage ..................................        z         30,431.0      230,802.3    (236,729.6)      24,503.7
   Sector Rotation .........................................                   8,768.4       50,503.4     (49,991.2)       9,280.6
   Small-Cap Growth ........................................                   8,217.1       82,792.5     (27,834.8)      63,174.8
   Small-Cap Value .........................................                   9,162.6       87,505.2     (68,579.2)      28,088.6
   Technology ..............................................                  32,853.7       82,115.8    (113,520.2)       1,449.3
   Telecommunications ......................................                  33,232.6       12,123.3     (41,687.8)       3,668.1
   Transportation ..........................................                  19,617.5       54,084.6     (64,483.1)       9,219.0
   U.S. Government Money Market ............................                 544,809.2    5,632,187.9  (5,039,288.9)   1,137,708.2
   Utilities ...............................................                  57,785.2       81,213.0     (86,490.4)      52,507.8
SELIGMAN PORTFOLIOS, INC.:
   Communications & Information ............................                  38,707.5       13,379.0     (37,030.6)      15,055.9
   Global Technology .......................................                   7,500.5        4,849.2      (3,022.5)       9,327.2
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ...................................................                  76,590.4       80,059.8    (120,208.8)      36,441.4
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return .........................................                  35,091.4       17,818.8     (17,645.1)      35,265.1
   Bond ....................................................                  23,906.8       42,181.9     (23,594.5)      42,494.2
   Emerging Markets ........................................                  76,805.5      144,925.0    (112,472.6)     109,257.9
   Hard Assets .............................................                  42,580.3       27,642.3     (47,502.3)      22,720.3
   Real Estate .............................................                  31,366.2       29,206.4     (32,669.7)      27,902.9
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ...............................................                  11,513.2        4,260.3      (6,372.1)       9,401.4
   Opportunity .............................................                  50,456.8        4,897.0     (17,602.4)      37,751.4
------------------------------------------------------------------------------------------------------------------------------------
                                                                           4,672,645.5   17,793,537.1 (17,070,751.5)   5,395,431.1
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

================================================================================

a)   For the period January 1, 2006 through August 31, 2006 (liquidation of fund).

b)   For the period April 28, 2006 (inception of fund) through December 31,
     2006.

c) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).

d) Formerly AIM VI Real Estate prior to its name change effective July 3, 2006.

e)   For the period May 1, 2006 (inception of fund) through December 31, 2006.

f) Formerly Potomac Insurance Trust and Potomac Dynamic VP HY Bond prior to their name changes on April 28, 2006.

g) Formerly Salomon Brothers Variable Series Funds prior its name change effective May 1, 2006.

h) Formerly LMP Variable High Yield prior to its name change effective September 1, 2006.

i)   For the period November 1, 2006 (inception of fund) through December 31,
     2006.

j)   For the period February 3, 2006 (inception of fund) through December 31,
     2006.

k) Formerly Long Dynamic Dow 30 prior to its name change effective May 1, 2006.

l)   Formerly Velocity 100 prior to its name change effective May 1, 2006.

m)   Formerly Titan 500 prior to its name change effective May 1, 2006.

n) Formerly Strengthening Dollar prior to its name change effective May 1, 2006.

o)   Formerly Weakening Dollar prior to its name change effective May 1, 2006.

p)   Formerly Large-Cap Europe prior to its name change effective May 1, 2006.

q) Formerly U.S. Government Bond prior to its name change effective May 1, 2006.

r) Formerly Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

s)   Formerly Juno prior to its name change effective May 1, 2006.

t)   Formerly Arktos prior to its name change effective May 1, 2006.

u)   Formerly Inverse Small-Cap prior to its name change effective May 1, 2006.

v)   Formerly Ursa prior to its name change effective May 1, 2006.

w    Formerly Large-Cap Japan prior to its name change effective May 1, 2006.

x)   Formerly Medius prior to its name change effective May 1, 2006.

y)   Formerly Core Equity prior to its name change effective May 1, 2006.

z)   Formerly Mekros prior to its name change effective May 1, 2006.

aa) For the period January 1, 2006 through December 15, 2006 (fund merged into International Value).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

================================================================================

6) UNIT PROGRESSION

   The changes in units outstanding for the year ended December 31, 2005, were as follows:

                                                                              NUMBER                                       NUMBER
                                                                             OF UNITS                                     OF UNITS
                                                                             BEGINNING       UNITS          UNITS           END
                                                                  NOTES     OF THE YEAR    PURCHASED       REDEEMED       OF YEAR
------------------------------------------------------------------------------------------------------------------------------------

40|86 SERIES TRUST:
   Balanced ................................................                  66,333.8       91,142.2    (104,127.7)      53,348.3
   Equity ..................................................                  52,666.2      131,262.2     (66,123.0)     117,805.4
   Fixed Income ............................................                  41,107.1       30,437.8     (28,680.1)      42,864.8
   Focus 20 ................................................        a         14,920.5        4,325.3     (19,245.8)           --
   Government Securities ...................................                  40,608.7       19,987.4     (22,228.3)      38,367.8
   High Yield ..............................................                  81,066.3      344,369.6    (320,025.5)     105,410.4
   Money Market ............................................                 144,119.9    1,022,965.2    (890,240.9)     276,844.2
AIM VARIABLE INSURANCE FUNDS:
   Basic Value .............................................                  12,640.0        9,603.4      (3,302.8)      18,940.6
   Core Stock ..............................................                   4,116.7        2,169.3        (516.1)       5,769.9
   Financial Services ......................................                   4,852.3        4,147.3      (2,503.9)       6,495.7
   Global Health Care ......................................        b         14,814.7       10,095.5      (5,300.1)      19,610.1
   High Yield ..............................................                  91,512.7      231,968.0    (307,114.7)      16,366.0
   Mid Cap Core ............................................                  25,204.9        9,237.3      (8,512.9)      25,929.3
   Global Real Estate ......................................        k         35,950.6       16,857.6     (18,140.9)      34,667.3
   Technology ..............................................                  97,451.7       39,950.8    (109,764.2)      27,638.3
THE ALGER AMERICAN FUND:
   Growth ..................................................                  77,913.3       80,892.3     (62,587.2)      96,218.4
   Leveraged AllCap ........................................                  39,706.7       19,886.2     (25,258.4)      34,334.5
   Midcap Growth ...........................................                  46,248.8       37,008.9     (26,837.8)      56,419.9
   Small Capitalization ....................................                  59,484.7       88,997.4     (69,164.0)      79,318.1
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
   Balanced ................................................        c               --          879.5          (0.5)         879.0
   Income & Growth .........................................                  70,366.7       22,154.9     (39,397.5)      53,124.1
   Inflation Protection ....................................                   5,949.2        2,282.0      (2,993.9)       5,237.3
   International ...........................................                  41,033.3        7,536.2     (13,622.2)      34,947.3
   Value ...................................................                  42,069.7       22,552.6     (29,906.0)      34,716.3
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index ...................................        c               --        2,308.1            --        2,308.1
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND ...................                  37,457.9       22,238.4     (34,537.8)      25,158.5
DREYFUS STOCK INDEX FUND ...................................                 156,579.9      114,489.0    (137,124.6)     133,944.3
DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock .......................................                  18,342.0       35,368.7     (36,506.8)      17,203.9
   International Value .....................................                  52,714.5       42,594.0     (41,374.6)      53,933.9
FEDERATED INSURANCE SERIES:
   Capital Income II .......................................                  23,521.0        3,411.0     (14,635.0)      12,297.0
   High Income Bond II .....................................                 139,996.1      248,638.4    (324,065.7)      64,568.8
   International Equity II .................................                  36,309.1       23,164.4     (36,726.4)      22,747.1
JANUS ASPEN SERIES:
   Growth and Income .......................................                  20,514.6       50,188.8     (30,922.5)      39,780.9
   International Growth ....................................                   4,936.3       36,128.7     (27,600.3)      13,464.7
   Large Cap Growth ........................................        d         26,140.1       25,494.9     (14,515.7)      37,119.3
   Mid Cap Growth ..........................................                  42,491.8       34,290.2     (24,181.0)      52,601.0
   Worldwide Growth ........................................                  23,000.1        4,027.4     (10,969.9)      16,057.6
LAZARD RETIREMENT SERIES:
   Emerging Markets ........................................                   3,300.6      126,733.5     (59,504.3)      70,529.8
   Equity ..................................................                   1,530.6       28,004.9     (19,115.0)      10,420.5
   International Equity ....................................                   1,793.0        3,675.0      (1,774.5)       3,693.5
   Small Cap ...............................................                  59,009.9       13,846.9     (30,345.3)      42,511.5
LORD ABBETT SERIES FUND:
   America's Value .........................................                  38,348.0       27,305.6     (25,073.3)      40,580.3
   Growth and Income .......................................                 100,985.9       64,508.3     (68,520.7)      96,973.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                              NUMBER                                       NUMBER
                                                                             OF UNITS                                     OF UNITS
                                                                             BEGINNING       UNITS          UNITS           END
                                                                  NOTES     OF THE YEAR    PURCHASED       REDEEMED       OF YEAR
------------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano ................................................                   7,636.6       11,403.4     (15,798.8)       3,241.2
   High Income Bond ........................................        c               --          652.2        (262.9)         389.3
   Ltd. Mat. Bond ..........................................                  43,984.2       24,352.3     (20,735.9)      47,600.6
   Mid-Cap Growth ..........................................                  45,929.8       21,161.5     (36,028.7)      31,062.6
   Partners ................................................                  27,588.7       55,426.0     (54,534.7)      28,480.0
   Regency .................................................                  18,790.3       39,960.4     (51,469.1)       7,281.6
   Socially Responsive .....................................                        --        4,893.1         (79.5)       4,813.6
PIMCO VARIABLE INSURANCE TRUST:
   Money Market ............................................                  11,349.9      135,852.9    (124,343.2)      22,859.6
   Real Return .............................................                  51,147.6       39,435.3     (26,122.7)      64,460.2
   Short Term ..............................................                   2,406.5       29,215.6      (7,041.0)      24,581.1
   Total Return ............................................                  53,410.3      108,389.4     (48,577.1)     113,222.6
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond ...............................................        e               --          335.9            --          335.9
   Equity Income ...........................................                  35,182.9       71,022.0     (52,006.3)      54,198.6
   Europe ..................................................                   3,065.0       12,972.8      (6,862.5)       9,175.3
   Fund ....................................................                  67,334.3       35,131.6     (37,936.1)      64,529.8
   High Yield ..............................................        c               --      159,973.9     (68,552.0)      91,421.9
   Mid Cap Value ...........................................        c               --        8,706.3      (1,375.7)       7,330.6
   Money Market ............................................                        --             --            --             --
DIREXION INSURANCE TRUST:                                           l
   Dynamic VP HY Bond ......................................      c,l               --       15,232.0     (10,550.5)       4,681.5
ROYCE CAPITAL FUND:
   Micro Cap ...............................................                  36,681.1       21,165.9     (18,955.6)      38,891.4
   Small Cap ...............................................                  71,310.4       59,446.2     (52,701.6)      78,055.0
RYDEX VARIABLE TRUST:
   Inverse OTC .............................................        m          1,424.6      461,963.4    (431,459.6)      31,928.4
   Banking .................................................                     107.8       11,771.1     (11,481.5)         397.4
   Basic Materials .........................................                   4,435.2       78,968.1      (2,391.0)      81,012.3
   Biotechnology ...........................................                   1,997.6       91,690.5     (22,113.3)      71,574.8
   CLS AdvisorOne Amerigo ..................................        c               --        9,632.5      (6,833.7)       2,798.8
   CLS AdvisorOne Clermont .................................        c               --          185.9        (185.9)            --
   Commodities .............................................        f               --       21,118.5     (19,070.4)       2,048.1
   Consumer Products .......................................                     327.1       39,867.5     (32,903.2)       7,291.4
   Electronics .............................................                   1,956.8       66,655.6     (27,914.0)      40,698.4
   Energy ..................................................                  38,919.1      128,929.3     (79,488.5)      88,359.9
   Energy Services .........................................                  36,994.3      125,125.7     (94,284.1)      67,835.9
   Financial Services ......................................                   2,249.9       27,391.4     (12,456.1)      17,185.2
   Health Services .........................................                     865.0       52,003.1     (35,961.0)      16,907.1
   Internet ................................................                   1,903.7       40,512.5      (5,756.2)      36,660.0
   Inverse Dynamic Dow .....................................        n             94.3       22,694.0     (22,720.4)          67.9
   Inverse Mid-Cap .........................................                        --        3,511.8      (3,511.8)            --
   Inverse Russell 2000 ....................................        o               --      115,582.4     (67,858.9)      47,723.5
   Inverse Government Long Bond ............................        p          7,526.3      189,703.8    (193,771.9)       3,458.2
   Advantage Europe ........................................        q            108.2       17,422.3     (14,151.0)       3,379.5
   Large Cap Growth ........................................                     227.7       31,712.5     (20,434.1)      11,506.1
   Advantage Japan .........................................        r          2,480.4       72,808.7     (26,590.6)      48,698.5
   Large Cap Value .........................................                        --       17,919.5     (13,755.9)       4,163.6
   Leisure .................................................                     442.1       21,977.9     (13,369.1)       9,050.9
   Dynamic Dow .............................................        s            468.7      288,752.1    (289,095.4)         125.4
   Mid Cap Advantage .......................................        t         31,582.0      102,531.6    (124,320.9)       9,792.7
   Russell 2000 Advantage ..................................        u         46,930.5      110,544.7    (127,044.2)      30,431.0
   Mid-Cap Growth ..........................................                      71.6       44,211.5     (29,258.0)      15,025.1
   Mid-Cap Value ...........................................                     322.3       63,992.1     (62,563.9)       1,750.5
   Nova ....................................................                  15,780.2       83,996.7     (80,145.2)      19,631.7
   OTC .....................................................                  55,438.0      145,751.0    (189,309.5)      11,879.5
   Precious Metals .........................................                   2,131.8      175,056.7    (163,421.4)      13,767.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                              NUMBER                                       NUMBER
                                                                             OF UNITS                                     OF UNITS
                                                                             BEGINNING       UNITS          UNITS           END
                                                                  NOTES     OF THE YEAR    PURCHASED       REDEEMED       OF YEAR
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Real Estate .............................................                  31,656.8       51,589.9     (72,860.7)      10,386.0
   Retailing ...............................................                        --        9,122.6      (9,122.6)            --
   Sector Rotation .........................................                   4,513.1        9,500.7      (5,245.4)       8,768.4
   Small-Cap Growth ........................................                   4,533.6       21,478.0     (17,794.5)       8,217.1
   Small-Cap Value .........................................                  33,795.7       16,732.3     (41,365.4)       9,162.6
   Dynamic Strengthening Dollar ............................        v               --        3,662.9      (3,662.9)            --
   Technology ..............................................                        --       36,984.1      (4,130.4)      32,853.7
   Telecommunications ......................................                   1,656.5       69,053.5     (37,477.4)      33,232.6
   Dynamic S&P 500 .........................................        w            120.3      235,766.7    (141,912.5)      93,974.5
   Transportation ..........................................                   5,901.7       26,176.5     (12,460.7)      19,617.5
   Government Long Bond Advantage ..........................        x          6,762.5      183,284.0    (184,509.2)       5,537.3
   U.S. Government Money Market ............................                 205,474.7    2,993,313.6  (2,653,979.1)     544,809.2
   Inverse S&P 500 .........................................        y          9,345.5       36,399.2     (36,766.0)       8,978.7
   Utilities ...............................................                  15,412.2       86,339.9     (43,966.9)      57,785.2
   Dynamic OTC .............................................        z         34,512.2      572,497.6    (518,627.0)      88,382.8
LEGG MASON PARTNERS VARIABLE PORTFOLIOS:                           aa
   All Cap Value I .........................................                   2,578.2       13,899.9      (3,261.4)      13,216.7
   Global High Yield Bond I ................................       ab               --      197,978.1    (197,978.1)            --
   Large Cap Growth I ......................................                     844.7       22,975.1     (20,389.8)       3,430.0
   Strategic Bond I ........................................                   9,967.1       12,994.6     (18,120.6)       4,841.1
   Total Return I ..........................................                      22.4        4,702.3      (2,699.7)       2,025.0
SELIGMAN PORTFOLIO, INC.:
   Communications & Information ............................                  45,647.3        8,289.0     (15,228.8)      38,707.5
   Global Technology .......................................                  12,460.6        1,603.5      (6,563.6)       7,500.5
STRONG VARIABLE INSURANCE FUNDS:
   Mid Cap Growth II .......................................        g         10,448.5           69.6     (10,518.1)            --
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ...................................................                  23,794.4      142,688.8     (89,892.8)      76,590.4
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return .........................................                  11,887.7       30,010.2      (6,806.5)      35,091.4
   Bond ....................................................                  19,658.0       13,697.5      (9,448.7)      23,906.8
   Emerging Markets ........................................                  82,369.5       67,160.1     (72,724.1)      76,805.5
   Hard Assets .............................................                  26,070.7       45,415.2     (28,905.6)      42,580.3
   Real Estate .............................................                  32,460.2       32,403.7     (33,497.7)      31,366.2
VARIABLE INSURANCE FUNDS:
   Choice Market Neutral Fund ..............................        h         95,462.0        5,847.8    (101,309.8)            --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS:
   Discovery ...............................................        i               --       12,189.8        (676.6)      11,513.2
   Opportunity .............................................        J         50,243.9       20,061.9     (19,849.0)      50,456.8
------------------------------------------------------------------------------------------------------------------------------------
                                    TOTALS                                 3,405,312.7   11,659,726.8 (10,392,394.0)   4,672,645.5
====================================================================================================================================

a)   For the period January 1, 2005 through May 31, 2005 (liquidation of fund).

b) Formally AIM VIF Health Science Fund prior to its name change effective July 1, 2005.

c)   For the period May 1, 2005 (inception of fund) through December 31, 2005.

d) Formally Janus Aspen Growth Fund prior to its name change effective May 1, 2005.

e)   For the period July 15, 2005 (inception of fund) through December 31, 2005.

f)   For the period October 21, 2005 (inception of Fund) through December 31,
     2005.

g) For the period January 1, 2005 through April 8, 2005 (fund merged into Wells Fargo Advantage Discovery).

h)   For the period January 1, 2005 through May 8, 2005 (liquidation of fund).

i)   For the period April 8, 2005 (inception of fund) through December 31, 2005.

j) Formerly Strong Opportunity II Fund prior to its name change effective April 8, 2005.

k)   Formerly AIM VI Real Estate prior to its name change on July 3, 2006.

l) Formerly Potomac Insurance Trust and Potomac Dynamic VP HY Bond Fund prior to their name changes on April 28, 2006.

m)   Formerly Arktos prior to its name change effective May 1, 2006.

n) Formerly Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

o) Formerly Inverse Small-Cap Fund prior to its name change effective May 1, 2006.

p)   Formerly Juno prior to its name change effective May 1, 2006.

q)   Formerly Large-Cap Europe prior to its name change effective May 1, 2006.

r)   Formerly Large-Cap Japan prior to its name change effective May 1, 2006.

s) Formerly Long Dynamic Dow 30 Fund prior to its name change effective May 1, 2006.

t)   Formerly Medius Fund prior to its name change effective May 1, 2006.

u)   Formerly Mekros prior to its name change effective May 1, 2006.

v) Formerly Strengthening Dollar prior to its name change effective May 1, 2006.

w)   Formerly Titan 500 Fund prior to its name change effective May 1, 2006.

x) Formerly U.S. Government Bond prior to its name change effective May 1, 2006.

y)   Formerly Ursa prior to its name change effective May 1, 2006.

z)   Formerly Velocity 100 Fund prior to its name change effective May 1, 2006.

aa) Formerly Salomon Brothers Variable Series prior to the name change effective May 1, 2006.

ab) Formerly High Yield Bond prior to its name change effective September 1, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

   We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account I as of December 31, 2006, the related statements of operations and changes in net assets for the years ended December 31, 2006 and 2005, and the financial highlights for each of the two years for the period ended December 31, 2006. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account I as of December 31, 2006, the results of its operations, changes in its net assets for the years ended December 31, 2006 and 2005, and financial highlights for each of the two years for the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.


   [BDO SEIDMAN, LLP SIGNATURE]



   New York, New York
   March 31, 2007

================================================================================

                             JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
                             SPONSOR
                             Jefferson National Life Insurance Company
                             DISTRIBUTOR
                             Jefferson National Financial Securities Corporation INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS
                             BDO Seidman, LLP

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

         The following financial statements are included in Part B of the Registration Statement:

         The financial statements of Jefferson National Life Insurance Company at December 31, 2006 and 2005, and for the years then ended.

         The financial statements of Jefferson National Life Annuity Account I at December 31, 2006 and for each of the two years in the period ended December 31, 2006.

(b)      Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

(1)    (a)           Resolution of Board of Directors of the Company         (2)
                     authorizing the establishment of the Separate Account.


       (b)           Resolution Changing the Name of the Separate Account    (1)

(2)                  Not Applicable.

(3)    (a)    (i)    Form of Principal Underwriter's Agreement of the        (1)
                     Company on behalf of the Separate Account and Inviva
                     Securities Corporation.

              (ii)   Form of Amendment to Principal Underwriter's Agreement  (1)

       (b)           Form of Selling Agreement (1)

(4)    (a)           Form of Individual Contract Fixed and Variable          (1)
                     Accounts. (CVIC-2004)

       (b)           Form of Guaranteed Minimum Death Benefit Rider.         (1)
                     (CVIC-4001)

       (c)           Form of Guaranteed Minimum Income Benefit Rider.        (1)
                     (CVIC-4002)

       (d)           Form of Waiver of Contingent Deferred Sales Charges     (1)
                     for Unemployment Rider. (CVIC-4023)

       (e)           Form of Waiver of Contingent Deferred Sales Charges     (1)
                     for Nursing Care Confinement Rider. (CVIC-4020)

       (f)           Form of Waiver of Contingent Deferred Sales Charges     (1)
                     for Terminal Illness Rider. (CVIC-4021)

       (g)           Form of Earnings Protection Additional Death Benefit    (1)
                     Rider. (CVIC-4026)

       (h)           Form of Individual Retirement Annuity Endorsement.      (1)
                     (IRA-2002)

       (i)           Form of Roth Individual Retirement Annuity              (1)
                     Endorsement. (Roth-2002)

       (j)           Form of Section 403(b) Annuity Endorsement.             (1)
                     (TSA-2002)

       (k)           Form of Form of Guaranteed Minimum Death Benefit        (1)
                     Option 2 Rider. (JNL-4004)

       (l)           Form of Guaranteed Minimum Income Benefit Option 2      (1)
                     Rider. (JNL-4006)

       (m)           Form of Guaranteed Minimum Withdrawal Benefit Rider.    (1)
                     (JNL-4005)

       (n)           Form of Removal of Subaccount Limitation Endorsement   (10)
                     (JNL-ADV SERIES-END-1)

       (o)           Form of Death Benefit - Adjusted Partial Withdrawal    (10)
                     Endorsement (JNL-ADV SERIES-END-2)

       (p)           Form of CDSC modification Endorsement (JNL-ADV         (10)
                     SERIES-END 3)

(5)                  Form of Application for Individual Annuity Contract.    (1)
                     (JNL-6000)

(6)    (a)           Amended and Restated Articles of Incorporation of       (1)
                     Conseco Variable Insurance Company.

       (b)           Amended and Restated By-Laws of the Company.            (1)

(7)                  Not Applicable.

(8)    (a)    (i)    Form of Participation Agreement dated October 23, 2002  (1)
                     with Conseco Series Trust and Conseco Equity Sales,
                     Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.

              (ii)   Form of Amendment dated May 1, 2006 to the             (12)
                     Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.

       (b)    (i)    Form of Participation Agreement by and among A I M      (3)
                     Distributors, Inc., Jefferson National Life Insurance
                     Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May
                     1, 2003.

              (ii)   Form of Amendment dated April 6, 2004 to the            (1)
                     Participation Agreement by and among A I M
                     Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May
                     1, 2003.

              (iii)  Form of Amendment dated May 1, 2006 to the             (12)
                     Participation Agreement by and among A I M
                     Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May
                     1, 2003.

       (c)    (i)    Form of Participation Agreement among the Alger         (4)
                     American Fund, Great American Reserve Insurance
                     Company and Fred Alger and Company, Inc. dated March
                     31, 1995.

              (ii)   Form of Amendment dated November 5, 1999 to the         (5)
                     Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred
                     Alger and Company, Inc. dated March 31, 1995.

              (iii)  Form of Amendment dated January 31, 2001 to the         (5)
                     Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred
                     Alger and Company, Inc. dated March 31, 1995.

              (iv)   Form of Amendments August 4, 2003 and March 22, 2004    (1)
                     to the Participation Agreement among the Alger
                     American Fund, Great American Reserve Insurance
                     Company and Fred Alger and Company, Inc. dated March
                     31, 1995.

              (v)    Form of Amendment dated May 1, 2006 to the             (12)
                     Participation Agreement among the Alger American Fund, Jefferson National Life Insurance Company and Fred
                     Alger and Company, Inc. dated March 31, 1995.

       (d)    (i)    Form of Participation Agreement between Great American  (4)
                     Reserve Insurance Company and American Century
                     Investment Services as of 1997.

              (ii)   Form of Amendment dated November 15, 1997 to the        (5)
                     Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                     Services as of 1997.

              (iii)  Form of Amendment dated December 31, 1997 to the        (5)
                     Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                     Services as of 1997.

              (iv)   Form of Amendment dated January 13, 2000 to the         (5)
                     Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                     Services as of 1997.

              (v)    Form of Amendment dated February 9, 2001 to the         (5)
                     Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                     Services as of 1997.

              (vi)   Form of Amendments dated July 31, 2003 and March 25,    (1)
                     2004 to the Participation Agreement between Great
                     American Reserve Insurance Company and American
                     Century Investment Services as of 1997.

              (vii)  Form of Amendment dated May 1, 2005 to the             (10)
                     Participation Agreement between Jefferson National
                     Life Insurance Company and American Century Investment Services as of 1997.

              (viii) Form of Amendment dated May 1, 2006 to the             (12)
                     Participation Agreement between Jefferson National
                     Life Insurance Company and American Century Investment Services as of 1997.

              (ix)   Form of Amendment dated May 1, 2007 to the             (13)
                     Participation Agreement between Jefferson National
                     Life Insurance Company and American Century Investment Services.

       (e)    (i)    Form of Participation Agreement dated May 1, 1995 by    (5)
                     and among Conseco Variable Insurance Company, Dreyfus
                     Variable Investment Fund, The Dreyfus Socially
                     Responsible Growth Fund, Inc., Dreyfus Life and
                     Annuity Index Fund, Inc. and Dreyfus Investment
                     Portfolios.

              (ii)   Form of Amendment dated March 21, 2002 to the           (5)
                     Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible
                     Growth Fund, Inc., Dreyfus Life and Annuity Index
                     Fund, Inc. and Dreyfus Investment Portfolios.

              (iii)  Form of Amendment dated May 1, 2003 to the              (1)
                     Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible
                     Growth Fund, Inc., Dreyfus Life and Annuity Index
                     Fund, Inc. and Dreyfus Investment Portfolios.

              (iv)   Form of Amendment dated 2004 to the Participation       (1)
                     Agreement dated May 1, 1995 by and among Conseco
                     Variable Insurance Company, Dreyfus Variable
                     Investment Fund, The Dreyfus Socially Responsible
                     Growth Fund, Inc., Dreyfus Life and Annuity Index
                     Fund, Inc. and Dreyfus Investment Portfolios.

              (v)    Form of Amendment dated May 1, 2005 to the             (10)
                     Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus
                     Variable Investment Fund, The Dreyfus Socially
                     Responsible Growth Fund, Inc., Dreyfus Life and
                     Annuity Index Fund, Inc. and Dreyfus Investment
                     Portfolios.

       (f)    (i)    Form of Participation Agreement dated March 6, 1995 by  (4)
                     and among Great American Reserve Insurance Company and
                     Insurance Management Series, Federated Securities
                     Corp.

              (ii)   Form of Amendment dated 1999 to the Participation       (5)
                     Agreement dated March 6, 1995 by and among Conseco
                     Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

              (iii)  Form of Amendment dated January 31, 2001 to the         (5)
                     Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

              (iv)   Form of Amendment dated 2004 to the Participation       (1)
                     Agreement dated March 6, 1995 by and among Conseco
                     Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

              (v)    Form of Amendment dated May 1, 2006 to the             (12)
                     Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company,
                     Federated Insurance Series and Federated Securities
                     Corp.

       (g)    (i)    Form of Participation Agreement by and among First      (6)
                     American Insurance Portfolios, Inc., First American
                     Asset Management and Conseco Variable Insurance
                     Company dated 2001.

              (ii)   Form of Amendment dated April 25, 2001 to the           (5)
                     Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset
                     Management and Conseco Variable Insurance Company dated 2001.

              (iii)  Form of Amendment dated May 1, 2003 to the              (1)
                     Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset
                     Management and Conseco Variable Insurance Company dated 2001.

       (h)    (i)    Form of Participation Agreement among Janus Aspen       (1)
                     Series and Jefferson National Life Insurance Company dated May 1, 2003 and Form of Amendment dated July
                     2003 thereto.

              (ii)   Form of Amendment dated May 1, 2005 to the             (10)
                     Participation Agreement Janus Aspen Series and
                     Jefferson National Life Insurance Company dated May 1,
                     2003.

              (iii)  Form of Amendment dated May 1, 2006 to the             (12)
                     Participation Agreement among Janus Aspen Series,
                     Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

       (i)    (i)    Form of Participation Agreement among Lazard            (1)
                     Retirement Series, Inc., Lazard Asset Management, LLC,
                     Inviva Securities Corporation and Jefferson National
                     Life Insurance Company dated May 1, 2003.

              (ii)   Form of Amendment dated March 21, 2004 to the           (1)
                     Participation Agreement among Lazard Retirement
                     Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

       (j)    (i)    Form of Participation Agreement dated April 10, 1997    (4)
                     by and among Lord, Abbett & Co. and Great American
                     Reserve Insurance Company.

              (ii)   Form of Amendment dated December 1, 2001 to the         (7)
                     Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

              (iii)  Form of Amendment dated May 1, 2003 to the              (1)
                     Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

       (k)    (i)    Form of Participation Agreement dated April 30, 1997    (5)
                     by and among Neuberger&Berman Advisers Management
                     Trust, Advisers Managers Trust, Neuberger&Berman
                     Management Incorporated and Great American Reserve
                     Insurance Company.

              (ii)   Form of Amendment dated May 1, 2000 to the              (5)
                     Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                     Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company.

              (iii)  Form of Amendment dated January 31, 2001 to the         (5)
                     Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust,
                     Advisers Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.

              (iv)   Form of Amendment dated May 1, 2004 to the              (8)
                     Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                     Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

              (v)    Form of Amendment dated April 4, 2004 to the            (1)
                     Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                     Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

              (vi)   Form of Amendment dated May 1, 2005 to the             (10)
                     Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                     Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

              (vii)  Form of Amendment dated May 1, 2006 to the             (12)
                     Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                     Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

              (viii) Form of Amendment dated May 1, 2007 to the             (13)
                     Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                     Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

       (l)    (i)    Form of Participation Agreement dated May 1, 2003 by    (1)
                     and among PIMCO Variable Insurance Trust, PIMCO
                     Advisors Distributors LLC and Jefferson National Life
                     Insurance Company and amended dated April 13, 2004 thereto.

              (ii)   Form of Amendment dated May 1, 2005 to the             (10)
                     Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors
                     Distributors LLC and Jefferson National Life Insurance Company.

              (iii)  Form of Amendment dated May 1, 2006 to the             (12)
                     Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors
                     Distributors LLC and Jefferson National Life Insurance Company.

       (m)    (i)    Form of Participation Agreement dated May 1, 2003       (1)
                     among Pioneer Variable Contract Trust, Jefferson
                     National Life Insurance Company, Pioneer Investment
                     Management, Inc. and Pioneer Funds Distributor, Inc.

              (ii)   Form of Amendment to Participation Agreement dated     (10)
                     May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                     Distributor, Inc.

              (iii)  Form of amendment to Participation Agreement dated     (12)
                     May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                     Distributor, Inc.

       (n)           Form of Participation Agreement dated May 1, 2003 by    (1)
                     and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and
                     Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto.

              (i)    Form of amendment to Participation Agreement dated     (12)
                     May 1, 2006 among Royce Capital Fund, Royce &
                     Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.

       (o)    (i)    Form of Participation Agreement dated March 24, 2000    (9)
                     by and among Conseco Variable Insurance Company, RYDEX
                     Variable Trust and PADCO Financial Services, Inc.

              (ii)   Form of Amendment dated April 13, 2004 to the Form of   (1)
                     Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX
                     Variable Trust and PADCO Financial Services, Inc.

              (iii)  Form of Amendment dated May 1, 2005 to the Form of     (10)
                     Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

              (iv)   Form of Amendment dated May 1, 2006 to the Form of     (12)
                     Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

       (p)    (i)    Form of Participation Agreement dated April 2004        (1)
                     between Jefferson National Life Insurance Company and
                     Citigroup Global Markets Inc.

              (ii)   Form of Amendment dated May 1, 2005 to Form of         (10)
                     Participation Agreement dated April 2004 between
                     Jefferson National Life Insurance Company and
                     Citigroup Global Markets Inc.

              (iii)  Form of Amendment dated April 28, 2007 to Form of      (13)
                     Participation Agreement dated April 2004 between
                     Jefferson National Life Insurance Company and
                     Citigroup Global Markets Inc. (Legg Mason)

       (q)    (i)    Form of Participation Agreement dated May 1, 2000 by    (6)
                     and among Seligman Portfolios, Inc., Seligman
                     Advisors, Inc. and Conseco Variable Insurance Company.

              (ii)   Form of Amendment dated January 31, 2001 to the         (5)
                     Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

              (iii)  Form of Amendment dated August 5, 2003 to the           (1)
                     Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

              (iv)   Form of Amendment dated 2004 to the Participation       (1)
                     Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

              (v)    Form of Amendment dated May 1, 2006 to the             (12)
                     Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

       (r)    (i)    Form of Participation Agreement dated April 30, 1997    (5)
                     by and among Great American Reserve Insurance Company,
                     Strong Variable Insurance Funds, Inc., Strong Special
                     Fund II, Inc, Strong Capital Management, Inc. and
                     Strong Funds Distributors, Inc.

              (ii)   Form of Amendment dated December 11, 1997 to            (5)
                     Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity
                     Funds II, Inc., Strong Capital Management, Inc. and
                     Strong Funds Distributors, Inc.

              (iii)  Form of Amendment dated December 14. 1999 to            (5)
                     Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                     Variable Insurance Funds, Inc., Strong Opportunity
                     Fund II, Inc., Strong Capital Management, Inc. and
                     Strong Investments, Inc.

              (iv)   Form of Amendment dated March 1, 2001 to                (5)
                     Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                     Variable Insurance Funds, Inc., Strong Opportunity
                     Fund II, Inc., Strong Capital Management, Inc. and
                     Strong Investments, Inc.

              (v) Form of Amendments dated December 2, 2003 and April 5, (1) 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company,
                     Strong Variable Insurance Funds, Inc., Strong
                     Opportunity Fund II, Inc., Strong Capital Management,
                     Inc. and Strong Investments, Inc.

       (s)    (i)    Form of Participation Agreement dated May 1, 2003 with  (8)
                     by and among Third Avenue Management LLC and Jefferson
                     National Life Insurance Company.

              (ii)   Form of Amendment dated April 6, 2004 to the            (1)
                     Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson
                     National Life Insurance Company.

       (t)    (i)    Form of Participation Agreement dated February 29,      (5)
                     2000 by and among Conseco Variable Insurance Company,
                     Van Eck Worldwide Insurance Trust and Van Eck
                     Associates Corporation.

              (ii)   Form of Amendment dated January 31, 2001 to             (5)
                     Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck
                     Worldwide Insurance Trust and Van Eck Associates
                     Corporation.

              (iii)  Form of Amendment dated January 31, 2001 to             (5)
                     Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck
                     Worldwide Insurance Trust and Van Eck Associates
                     Corporation.

              (iv)   Form of Amendment dated May 1, 2003 to Participation    (8)
                     Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates
                     Corporation and Jefferson National Life Insurance
                     Company.

       (u)           (i) Form of Participation Agreement between Jefferson   (1)
                     National Life Insurance Company, Bisys Fund Services
                     LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

              (ii)   Form of Amendment dated 2004 to the Participation       (1)
                     Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

       (v)    (i)    Form of Participation Agreement between Jefferson      (10)
                     National Life Insurance Company, Wells Fargo Funds
                     Distributor, LLC and Wells Fargo Variable Trust dated
                     April 8, 2005.

              (ii)   Form of Amendment dated May 1, 2006 to Participation   (12)
                     Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells
                     Fargo Variable Trust dated April 8, 2005.

       (w) (i) Form of Participation Agreement between Jefferson (10) National Life Insurance Company, Rafferty Asset
                     Management, LLC and Potomac Insurance Trust dated May 1, 2005.

              (ii)   Form of Amendment dated May 1, 2006 to Participation   (12)
                     Agreement between Jefferson National Life

                     Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

       (x)    (i)    Form of Participation Agreement between Jefferson      (12)
                     National Life Insurance Company, Alliance Capital
                     Management L.P. and AllianceBernstein Investment
                     Research and Management, Inc. dated May 1, 2006.

       (y)    (i)    Form of Participation Agreement between Northern       (13)
                     Lights Variable Trust and Jefferson National Life
                     Insurance Company dated May 1, 2007

(9)                  Opinion and Consent of Counsel.                        (13)

(10)                 Opinion and Consent of Outside Auditors.               (13)

(11)                 Financial Statements omitted from Item 23 above.        N/A

(12)                 Initial Capitalization Agreement. N/A

(13)          (i)    Powers of Attorney.                                     (1)

              (ii)   Powers of Attorney - Laurence Greenberg                (11)

              (iii)  Powers of Attorney - Robert Jefferson                  (12)

(1) Incorporated herein by reference to Post-Effective Nos. 7 and 8 to the Registration Statement for Jefferson National Life Annuity Account (File Nos. 333-5836 and 811-10213) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000479).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on January 17, 2001 (Accession Number 0000928389-01-000006).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 8 and 9 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002831).

(11) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003366).

(13)        Filed Herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                  Director, Chairman of the Board
Tracey Hecht Smilow             Director
Laurence P. Greenberg           Director, Chief Executive Officer and President
Timothy D. Rogers               Chief Financial Officer and Treasurer
Craig A. Hawley (1)             General Counsel and Secretary
David Lau (1)                   Chief Operating Officer
Brian Heaphy                    Director--Mergers & Acquisitions
Jeff Fritsche                   Tax Director
Dean C. Kehler (2)              Director
Michael Girouard                Chief Investment Officer
Joseph Vap (1)                  Controller
Jo Ann Heppermann (1)           Director - Operations
Matthew Grove                   Chief Marketing Officer
Robert Jefferson (3)            Director


(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 1325 Avenue of the Americas, New York, NY 10019.

(3) The business address of this director is 201 Queen Street, Apartment 9, Philadelphia, Pennsylvania 19147.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

   The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.


----------------------
   SMILOW & HECHT                                                         ORGANIZATIONAL CHART
AND FAMILY MEMBERS(1)
----------------------
         |
         | 100%
----------- ---------------- ----------- ----------- ----------- ----------- -----------
  INVIVA,     INVIVA, INC.    SERIES A    SERIES B    SERIES C    SERIES D     SECURED
   L.L.C.      MANAGEMENT     PREFERRED   PREFERRED   PREFERRED   PREFERRED     NOTES
    (CA)          AND          STOCK(3)    STOCK(4)    STOCK(5)    STOCK(6)
-----------   EMPLOYEES(2)   ----------- ----------- ----------- ----------- -----------
     |      ----------------      |           |          |            |           |
     | 77%        | 23%           |           |          |            |           |
     |            |               |           |          |            |           |
---------------------------------------------------------------------------------------
                                    INVIVA, INC.
                                        (DE)
---------------------------------------------------------------------------------------
                                         | 100%
         -----------------------------------------------------------------------------------------------------------
         |           |            |             |              |           |           |            |              |
         |           |            |             |              |           |           |            |              |
  ----------- ------------- ------------- --------------- ----------- ------------ ----------- ------------ -------------
     LIFCO     JNF HOLDING     INVIVA        INVIVA         INVIVA       INVIVA      INVIVA       INVIVA       INVIVA
    HOLDING      COMPANY,    INSURANCE      STATUTORY      STATUTORY    STATUTORY   STATUTORY    STATUTORY    STATUTORY
    COMPANY,    INC. (DE)   AGENCY, INC.  TRUST I (DE)(7)  TRUST III    TRUST IV     TRUST V      TRUST VI    TRUST VII
    INC. (DE)                   (DE)                        (CT)(7)      (DE)(7)     (DE)(7)      (DE)(7)      (DE)(7)
  ----------- ------------- ------------- --------------- ----------- ------------ ----------- ------------ -------------
               100% |
              -------------
               JEFFERSON
                NATIONAL
               FINANCIAL
              CORP. (DE)(8)
              -------------
                   |        100%
       ----------------------------------------------------------------------
       |                                |                                   |
------------------------------   --------------------------------------  ---------------------------
     JEFFERSON NATIONAL            JEFFERSON NATIONAL LIFE INSURANCE       JNF ADVISORS, INC. (DE)
  SECURITIES CORPORATION (DE)                 COMPANY (TX)
------------------------------   --------------------------------------  ---------------------------

(1) Smilow and Hecht are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership: Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred(together, the "Series A") both of which are non-voting. The majority of the Series A is held by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten
         (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members;
         (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding company, Inc.

(7) Each of these statutory trusts was created in order to consummate Inviva's participation in a pooled private placement offering of Trust Preferred Securities. Inviva, Inc. owns, in each case, all of the common stock of the trust.

(8) Jefferson National Financial Corp. is owned 75% by JNF Holding Company, Inc. and 25% by Inviva, Inc.





ITEM 27.    NUMBER OF CONTRACT OWNERS

As of March 9, 2007, the number of The Advantage Strategy contract funded by Jefferson National Life Annuity Account I was 1,216 of which 831 were qualified contracts and 385 were non-qualified contracts.

ITEM 28.    INDEMNIFICATION

   The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account H

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated.

NAME                                       POSITIONS AND OFFICES
Craig A. Hawley                 President, General Counsel and Secretary
Robert B. Jefferson*            Director*
Edward J. O'Brien, IV           Chief Financial Officer

* The principal business address for Robert Jefferson is 201 Queen Street, Apartment 9, Philadelphia, Pennsylvania 19147.

(c) JNSC retains no compensation or commissions from the registrant.

                                                                         COMPENSATION
                                                                              ON
                                                   NET UNDERWRITING       REDEMPTION
NAME OF PRINCIPAL                                   DISCOUNTS AND             OR              BROKERAGE
UNDERWRITER                                          COMMISSIONS         ANNUITIZATION       COMMISSIONS     COMPENSATION
Jefferson National Securities Corporation                None                None                None            None

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31.    MANAGEMENT SERVICES

Not Applicable.

ITEM 32.    UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.    REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 10 and 11 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 16th day of April, 2007.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Laurence P. Greenberg*
Name: Laurence P. Greenberg
Title: CHIEF EXECUTIVE OFFICER


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


                SIGNATURE                                                    TITLE                                         DATE
/s/ David A. Smilow*                         Chairman of the Board                                                    4/16/07
Name: David Smilow

/s/ Tracey Hecht Smilow*                     Director                                                                 4/16/07
Name:  Tracey Hecht Smilow

/s/ Laurence P. Greenberg*                   Director, Chief Executive Officer and President                          4/16/07
Name: Laurence Greenberg

/s/ Timothy D. Rogers*                       Chief Financial Officer and Treasurer                                    4/16/07
Name: Timothy D. Rogers

/s/ Dean C. Kehler*                          Director                                                                 4/16/07
Name: Dean C. Kehler

/s/ Robert Jefferson*                        Director                                                                 4/16/07
Name: Robert Jefferson


Name:  Craig A. Hawley                                                                                                4/16/07
Attorney in Fact


                                  EXHIBIT INDEX


(8)     (d)  (ix)    Form of Amendment dated May 1, 2007 to the Participation
                     Agreement between Jefferson National Life Insurance Company and American Century Investment Services.

        (k)  (viii)  Form of Amendment dated May 1, 2007 to the Participation
                     Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

        (p)  (iii)   Form of Amendment dated April 28, 2007 to Form of
                     Participation Agreement dated April 2004 between Jefferson
                     National Life Insurance Company and Citigroup Global
                     Markets Inc. (Legg Mason)

        (y)  (i)     Form of Participation Agreement between Northern Lights
                     Variable Trust and Jefferson National Life Insurance
                     Company dated May 1, 2007.

(9)                  Opinion and Consent of Counsel.

(10)                 Consent of Independent Registered Public Accounting Firm.